                                                   Registration Nos. 333-109206
                                                                      811-02441

      As filed with the Securities and Exchange Commission on May 1, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.   [ ]                [ ]

                         Post-Effective Amendment No.  [7]               [X]

                                    and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment No.              [110]               [X]

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that the filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

                        PLATINUM INVESTOR(R) IMMEDIATE
                               VARIABLE ANNUITY
                   Single Premium Immediate Variable Annuity
                              Contract issued by
                    American General Life Insurance Company
                        through its Separate Account D

                     This prospectus is dated May 1, 2006

This prospectus describes information you should know before you purchase a Platinum Investor Immediate Variable Annuity (the "Platinum Investor Annuity"). On page 4 you will find definitions of certain capitalized terms used in this prospectus. Please read this prospectus carefully and keep it for future reference. For information on how to contact us, please see page 3.

The Platinum Investor Annuity is a single premium immediate variable annuity Contract (the "Contract" or "Contracts") between you and American General Life Insurance Company ("AGL") where you agree to make one Premium Payment to AGL and AGL agrees to make a stream of Income (annuity) Payments at a later date. The Contract is a single premium, immediate, variable annuity offered to individuals. It is immediate because we start making Income Payments within 12 months from the Contract Date.

The AGL declared fixed interest account (the "Fixed Account") is the fixed investment option for the Contract. AGL's Separate Account D (the "Separate Account") provides access to investment in the Contract's variable investment options. Currently, the Contract's variable investment options each purchase shares of a corresponding Fund of:

  .   AIM Variable Insurance Funds ("AIM V.I.")

  .   The Alger American Fund ("Alger American")

  .   American Century Variable Portfolios, Inc. ("American Century VP")

  .   American Century Variable Portfolios II, Inc. ("American Century VP II")

  .   Credit Suisse Trust ("Credit Suisse Trust")

  .   Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

  . Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton VIP")

  .   Janus Aspen Series ("Janus Aspen")

  .   J.P. Morgan Series Trust II ("JPMorgan")

  .   MFS(R) Variable Insurance Trust/SM/ ("MFS(R) VIT")

  .   Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

  .   Oppenheimer Variable Account Funds ("Oppenheimer")

  .   PIMCO Variable Insurance Trust ("PIMCO VIT")

  .   Pioneer Variable Contracts Trust ("Pioneer")

  .   Putnam Variable Trust ("Putnam VT")

  .   SunAmerica Series Trust ("SunAmerica ST")

  .   VALIC Company I ("VALIC Co. I")

  .   Van Kampen Life Investment Trust ("Van Kampen LIT")

  .   Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 9 for a complete list of the variable investment options and the respective advisors and sub-advisors of the corresponding Funds. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you that we have made available to you.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal invested.

The Contracts are not available in all states. This prospectus does not offer the Contracts in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                               TABLE OF CONTENTS

DEFINITIONS...........................................................  4
SUMMARY OF THE CONTRACT...............................................  5
   Purpose of the Platinum Investor Annuity Contract..................  5
   Types of Contracts.................................................  6
   Purchase of the Contract...........................................  6
   The Investment Options.............................................  6
   Expenses...........................................................  7
   Right to Cancel the Contract.......................................  7
   Withdrawals........................................................  7
   Income Payments....................................................  7
FEE TABLES............................................................  8
CONDENSED FINANCIAL INFORMATION.......................................  9
INVESTMENT OPTIONS....................................................  9
   Variable Investment Options........................................  9
   Fixed Account...................................................... 12
PARTIES INVOLVED IN THE CONTRACT...................................... 13
   Contract Owner..................................................... 13
   Annuitant and Joint Annuitant...................................... 15
   Payee.............................................................. 15
   Beneficiary and Contingent Beneficiary............................. 15
THE CONTRACT AND HOW IT WORKS......................................... 15
   General Description................................................ 15
   Purchasing a Contract.............................................. 16
   Allocation of Premium Payment...................................... 16
   Right to Cancel.................................................... 17
   Key Contract Dates................................................. 17
   Income Payments.................................................... 18
   Access to your Money............................................... 18
   Rights Reserved by the Company..................................... 18
TRANSFERS............................................................. 19
   Transfers Among Investment Options................................. 19
   How Transfers among Variable Investment Options are effected....... 19
   Telephone Transfers................................................ 19
   Effective Date of Transfers Among Variable Investment Options...... 20
   Automatic Rebalancing.............................................. 20
   Market Timing...................................................... 20
   Fund-rejected transfers............................................ 21
EXPENSES.............................................................. 21
   Mortality and Expense Risk Charge.................................. 21
   Administrative Charge.............................................. 22
   Contract Fee....................................................... 22
   Sales Charge....................................................... 22
   Withdrawal Charge.................................................. 22
   Statutory Premium Taxes............................................ 22
   Transfer Fee....................................................... 23
   Fund Expenses...................................................... 23
   General............................................................ 23
INCOME PAYMENTS....................................................... 23
   Generally.......................................................... 23
   Income Start Date.................................................. 24
   Frequency and Amount of Income Payments............................ 24

   Semi-Annual Benefit Leveling............................................ 24
   Payout Options.......................................................... 25
   Annuity Income Units.................................................... 26
   Determination of the Initial Variable Income Payment.................... 26
   Additional Items that may Impact Income Payments........................ 27
   Determination of Subsequent Variable Income Payments.................... 27
   Assumed Investment Return............................................... 27
ACCESS TO YOUR MONEY....................................................... 28
   Generally............................................................... 28
   Withdrawal Rights....................................................... 28
   Example of Withdrawal for a Certain Period Contract..................... 30
   Example of Withdrawal from a Lifetime Income with Certain Period
     Contract: Male age 65................................................. 31
   Example of Withdrawal from a Lifetime Income with Certain Period
     Contract: Male age 75................................................. 31
   Deferment of Payments................................................... 32
DEATH BENEFIT.............................................................. 33
   Succession of Contract Ownership........................................ 33
   Notification of Death................................................... 33
   Death of the Contract Owner and/or Annuitant............................ 34
   Designation of Beneficiary.............................................. 34
PERFORMANCE................................................................ 34
TAXES...................................................................... 35
   Introduction............................................................ 35
   Annuity Contracts in General............................................ 36
   Tax Treatment of Distributions - Qualified Contracts.................... 36
   Distributions In General................................................ 36
   Tax Treatment of Distributions - Non-Qualified Contracts................ 37
   Non-Qualified Contracts Owned by Non-Natural Persons.................... 39
   Section 1035 Exchanges.................................................. 39
   Diversification and Investor Control.................................... 39
   Withholding............................................................. 39
OTHER INFORMATION.......................................................... 40
   American General Life Insurance Company................................. 40
   Guarantee of Insurance Obligations...................................... 40
   Distribution of the Contract............................................ 40
   Legal Proceedings....................................................... 41
FINANCIAL STATEMENTS....................................................... 42
APPENDIX A................................................................. 43
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............... 48

CONTACT INFORMATION: Here is how you can contact us about the Platinum Investor Annuity

             ADMINISTRATIVE CENTER:                    HOME OFFICE:           PREMIUM PAYMENTS:
-------------------------------------------------   ------------------  -----------------------------
(Express Delivery)        (U.S. Mail)               American General    (Express Delivery)
American General Life     American General Life     Life Insurance      American General Life
Insurance Company         Insurance Company         Company             Insurance Company
SPIA Operations 2-D1      SPIA Operations 2-D1      2727-A Allen        c/o Southwest Bank of Texas
2727-A Allen Parkway      P. O. Box 3018            Parkway             P. O. Box 4532
Houston, Texas 77019      Houston, Texas            Houston, Texas      1801 Main Street
1-800-242-4079            77019-2116                77019-2116          Houston, Texas 77002
Fax: 1-713-620-3139                                 1-800-242-4079      (U.S. Mail)
(Except Premium                                                         American General Life
Payments)                                                               Insurance Company
                                                                        c/o Southwest Bank of Texas
                                                                        P. O. Box 4532
                                                                        Houston, Texas 77210

                                  DEFINITIONS

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Administrative Center - Our Administrative Center is located at 2727-A Allen Parkway 2-D1, Houston, Texas 77019, telephone: 1-800-242-4079.

AGL - American General Life Insurance Company.

Annuitant - The person whose life determines the duration of Income Payments involving life contingencies. The Annuitant is usually the Contract Owner, but in some circumstances the Contract Owner may not be the Annuitant. In addition, certain Payout Options under the Contract permit a Joint Annuitant. In the event there is a Joint Annuitant then the main Annuitant is considered to be the "Primary Annuitant." Certain Qualified Contracts require the Annuitant and the Contract Owner to be the same person.

Annuity Starting Date - The latter of the Contract Date and the first day of the first Modal Time Period.

Annuity Income Unit - An accounting unit of measure used to calculate Income Payments.

Annuity Income Unit Value - The value of one Annuity Income Unit.

Assumed Investment Return - The Assumed Investment Return (or "AIR") is a factor used in calculating the initial and subsequent variable Income Payments.

Beneficiary - The person (or entity) selected by the Contract Owner to become the new Contract Owner in the event that the Contract Owner(s) and the Annuitant(s) die.

Company - American General Life Insurance Company, 2727-A Allen Parkway, Houston, Texas 77019-2116. Unless otherwise noted, all references to "we" or "us" in this prospectus refer to the Company, AGL.

Contract Date - The date your Contract is issued and becomes effective.

Contract Owner - The person (or persons) who controls all the rights and benefits under the Contract. Unless otherwise noted, all references to "you" or "your", in this prospectus, refer to the Contract Owner.

Contract Year - Each 12 month period beginning on the Contract Date.

Death Benefit - The amount payable, if any, after the Contract Owner and Annuitant die.

Division - Separate and distinct Divisions of the Separate Account to which underlying shares of a Fund are allocated. The performance of the selected Division(s) is used to determine the value of variable Income Payments.

Fixed Account - The portion of the Premium Payment allocated to AGL's general account to provide for fixed Income Payments.

Income Payments - The series of periodic Income (annuity) Payments selected by the Contract Owner.

Income Start Date - The date on which Income Payments begin. You choose this date when you purchase the Contract. It cannot be later than 12 months after the Contract Date.

Modal Time Period - The period of time (mode) ending on the date that an Income Payment is made. For example, if you select monthly Income Payments, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made.

Non-Qualified Contract - An annuity purchased with dollars already subjected to taxation.

Payee - The person or party designated to receive Income Payments.

Payout Option - The manner in which the stream of Income Payment(s) is paid to the Payee.

Premium Payment - Money sent to us to purchase your Contract. Because the Contract is a single Premium Payment Contract, you are permitted to make only one Premium Payment to us. However, the Premium Payment may come to us from multiple sources. All references, in this prospectus, to "net Premium Payment" mean your Premium Payment minus taxes and one-time charges.

Premium Tax - A tax or similar type fee charged by a state or municipality on your Premium Payment.

Qualified Contract - An annuity purchased with premium dollars protected from current taxation by some type of employer retirement plan, such as a 403(b), or 401(k), or by an IRA.

Right to Cancel - Time period immediately following the Contract Date, when you may return your Contract to the Company. Your Contract or materials related to your Contract may use the terms "Right to Examine Period" or "Free Look Period" to describe the Right to Cancel.

SAI - Statement of Additional Information.

Semi-Annual Benefit Leveling - The adjustment to variable Income Payments to make Income Payments made during the following six months equal in amount.

Valuation Date or Valuation Day - Each day that the New York Stock Exchange ("NYSE") is open for trading. We compute Contract values as of the time the NYSE closes on each Valuation Date, which is usually 3:00 p.m. Central time.

Valuation Period - The period between the close of business (which is the close of the NYSE) on any Valuation Date and the close of business for the next succeeding Valuation Date.

                            SUMMARY OF THE CONTRACT

This summary provides a brief overview of the significant features of the Contract. You can find additional information later in this prospectus, in the SAI, and in the Contract itself. This prospectus applies principally to the variable investment options and related aspects of the Contract. The fixed investment option is discussed under the heading "Fixed Account." All page number references refer to pages in this prospectus unless otherwise stated. Currently immediate annuities are often referred to as "income annuities."

Purpose of the Platinum Investor Annuity Contract

The Contract described in this prospectus provides Income Payments to the Payee, based on:

  .   the life of the Annuitant(s);

  .   the life of the Annuitant(s) with a certain period of years; or

  .   for a certain period of years.

You may select from a number of Payout Options. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. You may choose Income Payments on a monthly, quarterly, semi-annual, or annual basis.

Types of Contracts

There are two types of Contracts, qualified and non-qualified. A Qualified Contract must be purchased with contributions rolled-over from a qualified plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA or Roth IRA. You may purchase a Non-Qualified Contract with money from any source other than a qualified source.

Purchase of the Contract

The minimum amount to purchase a Contract is $25,000. You cannot add to your Contract at a later date (it is a single Premium Payment Contract.). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for any aggregated Premium Payment exceeding $1,000,000. In general, we will not issue a Contract with Annuitant(s) over age 90, but reserve the right to increase or decrease that age.

The Investment Options

Variable Investment Options. When you purchase the Contract, you may allocate your Premium Payment to our Separate Account to provide for variable Income Payments. Our Separate Account is divided into 102 Divisions, 45 of which are offered under the Contract. Each of the 45 Divisions constitutes a variable investment option, and invests exclusively in shares of a specific Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively the "Funds"). See page 9 of this prospectus for a list of the underlying Funds and their Investment Advisors.

The investment performance of each Division is linked to the investment performance of its corresponding underlying Fund. Assets in each of the Divisions belong to AGL, but are accounted for separately from AGL's other assets and can be used only to satisfy its obligations under the Contracts.

Allocating part or all of your Premium Payment to a Division means you have elected, at least in part, variable Income Payments. The amount of your variable Income Payments will increase or decrease depending on the investment performance of the Division(s) you selected. You bear the investment risk for amounts allocated to a Division.

Fixed Account. You can also allocate all or part of your premium to the Fixed Account and elect fixed Income Payments. With the Fixed Account, you will receive fixed Income Payments that will not fluctuate from the scheduled amount set forth in your Contract.

No transfers or withdrawals may be made out of the Fixed Account.

Expenses

AGL deducts the following charges in connection with the Contract. For additional information, see "EXPENSES" on page 21.

Mortality and Expense Risk Charge. We deduct a daily charge from the assets of each variable investment option for mortality and expense risks.

Administrative Charge. We deduct a daily administrative charge from the assets of each variable investment option.

Statutory Premium Tax Charge. Certain states assess a Premium Tax charge for Premium Payments made under the Contract. If applicable, the Premium Tax will be deducted from your single Premium Payment upon its receipt by the Company. See "Premium Taxes" in this prospectus for more information.

Sales Charge. We deduct a one time sales charge from your Premium Payment.

Withdrawal Charge. During the first eight Contract Years, we deduct a withdrawal charge for each full or partial withdrawal under the Contract.

Contract Fee. We deduct a one time charge from your Premium Payment.

Fund Expenses. The management fees and other expenses of the Funds are paid by the Funds and are reflected in the net asset values of the Funds' shares.

Right to Cancel the Contract

You may cancel your Contract within ten days after receiving it (or longer if your state requires). We will refund your Premium Payment, adjusted as required by your Contract, or as required in your state. See "Right to Cancel" on page 17.

Withdrawals

Depending on the Payout Option you choose, you may be permitted to make one partial withdrawal per Contract Year of not less than $2,500 or a full withdrawal of monies from the variable investment options portion of your Contract. All partial and full withdrawals are subject to a 1% (of the amount withdrawn) withdrawal charge during the first eight Contract Years. However, please keep in mind that the Contract is designed to meet long-term financial goals. The Contract is not suitable as a short-term investment.

Income Payments

Income Payments begin on the Income Start Date. Income Payments will be based on the Payout Option chosen at the time of application. Once selected on the application and received by our Administrative Center, the Payout Option may not be changed or modified. You can receive fixed or variable Income Payments or a combination of the two. Fixed Income Payments will not fluctuate from the scheduled amount set forth in your Contract. Variable Income Payments will change from Income Payment to Income Payment depending on the performance of the variable investment option(s) that you have chosen.

With a combination of fixed and variable Income Payments, a portion of your Income Payments will not fluctuate from the scheduled amount set forth in your Contract, and a portion will fluctuate.

You can receive payments for life, for life with a certain period, or for a certain period only. You can also receive payments on a monthly, quarterly, semi-annual, or annual basis.

See "INCOME PAYMENTS" on page 23 for more detailed information. You may also wish to contact your tax or other financial advisor to determine the types of Income Payments that may be right for you.

                                  FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning and withdrawing money from the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw money from the Contract, or transfer amounts between investment options. State Premium Taxes may also be charged. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                  Maximum Contract Owner Transaction Expenses

Charge                           Maximum Amount
------                    -----------------------------
Sales Load Imposed on     4.0%
Purchases (as a
percentage of Premium
Payment)
Withdrawal Charge*        1.0% of the amount withdrawn
Contract Fee (one time)   $100
Transfer Fee              $25 (There is no charge for
                          the first 12 transfers each
                          Contract Year; thereafter, we
                          reserve the right to charge a
                          fee of $25 per transfer.)
Statutory Premium Taxes   0 - 1% of premium
- Qualified Contracts
Statutory Premium Taxes   0 - 3.5% of premium
- Non-Qualified Contracts
--------
* The Withdrawal Charge applies for the first 8 Contract Years only. Only Payout Options 2, 4 and 5 permit withdrawals.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

  Separate Account Annual Expenses (as a percentage of average daily variable account value)

Charge                                        Current Amount Maximum Amount
------                                        -------------- --------------
Mortality and Expense Risk Charge............      0.40%          1.10%
Administrative Charge........................      0.15%          0.15%
   Total Separate Account Annual Expenses....      0.55%          1.25%

The next table describes the Fund fees and expenses that the Fund will charge periodically during the time that you own the Contract. The table shows the maximum and minimum Total Annual Fund Operating Expenses for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.

   Annual Fund Fees and Expenses (as a percentage of average daily variable account value)

Charge                                                          Maximum Minimum
------                                                          ------- -------
Total Annual Fund Operating Expenses (expenses that are
  deducted from fund assets include management fees,
  distribution (12b-1) fees, and other expenses)/1/............  1.26%   0.24%

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

/1/ Currently 13 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers will last expire no later than April 30, 2007. The impact of contractual reimbursements or fee waivers is as follows:

Charge                                                          Maximum Minimum
------                                                          ------- -------
Total Annual Fund Operating Expenses for all of the Funds
  After Contractual Reimbursement or Fee Waiver................  1.26%   0.24%

                        CONDENSED FINANCIAL INFORMATION

There were no historical unit values as of the date of this prospectus.

                              INVESTMENT OPTIONS

Variable Investment Options

Separate Account D. AGL established Separate Account D on November 19, 1973. The Separate Account has 102 Divisions, 45 of which are available under the Contracts offered by this prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business, and the assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under this Contract and other variable annuity contracts issued through the Separate Account. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

Divisions. We divided the Separate Account into Divisions, each of which invests in shares of a corresponding underlying Fund. You may invest your Premium Payment in Divisions investing in the Funds listed in the following table. The name of each underlying Fund describes its type (for example, money market fund, growth fund, equity fund, etc.), except for the underlying Funds with footnotes next to their name. For these underlying Funds, whose name does not describe their type, we provide that information immediately following the table.

                                         Investment Advisor (sub-advisor, if
Underlying Funds                                     applicable)
----------------                        --------------------------------------
AIM V.I. International Growth Fund -    A I M Advisors, Inc.
Series I Shares
Alger American Leveraged AllCap         Fred Alger Management, Inc.
Portfolio - Class O Shares/1/
Alger American MidCap Growth Portfolio  Fred Alger Management, Inc.
- Class O Shares
American Century VP Value Fund          American Century Investment
                                        Management, Inc.
American Century VP II Inflation        American Century Investment
Protection Fund                         Management, Inc.
Credit Suisse Trust Small Cap Growth    Credit Suisse Asset Management, LLC
Portfolio
Fidelity(R) VIP Asset Manager/SM/       Fidelity Management & Research Company
Portfolio - Service Class 2/2/          (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Investments Money
                                        Management, Inc.)
                                        (Fidelity Management & Research (Far
                                        East) Inc.)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
Fidelity(R) VIP Contrafund(R)           Fidelity Management & Research Company
Portfolio - Service Class 2/3/          (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research (Far
                                        East) Inc.)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
Fidelity(R) VIP Equity-Income           Fidelity Management & Research Company
Portfolio - Service Class 2             (FMR Co., Inc.)
Fidelity(R) VIP Freedom 2020 Portfolio  Strategic Advisers(R), Inc.
- Service Class 2 /4/                   Fidelity Management & Research Company
Fidelity(R) VIP Freedom 2025 Portfolio  Strategic Advisers(R), Inc.
- Service Class 2/5 /                   Fidelity Management & Research Company
Fidelity(R) VIP Freedom 2030 Portfolio  Strategic Advisers(R), Inc.
- Service Class 2/6 /                   Fidelity Management & Research Company
Fidelity(R) VIP Growth Portfolio -      Fidelity Management & Research Company
Service Class 2                         (FMR Co., Inc.)
Fidelity(R) VIP Mid Cap Portfolio -     Fidelity Management & Research Company
Service Class 2                         (FMR Co., Inc.)
                                        (Fidelity International Investment
                                        Advisors)
                                        (Fidelity International Investment
                                        Advisors (U.K.) Limited)
                                        (Fidelity Investments Japan Limited)
                                        (Fidelity Management & Research (Far
                                        East) Inc.)
                                        (Fidelity Management & Research (U.K.)
                                        Inc.)
Franklin Templeton VIP Franklin Small   Franklin Advisory Services, LLC
Cap Value Securities Fund - Class 2
Franklin Templeton VIP Franklin U.S.    Franklin Advisers, Inc.
Government Fund - Class 2
Franklin Templeton VIP Mutual Shares    Franklin Mutual Advisers, LLC
Securities Fund - Class 2/7/
Franklin Templeton VIP Templeton        Templeton Investment Counsel, LLC
Foreign Securities Fund - Class 2
Janus Aspen International Growth        Janus Capital Management LLC
Portfolio - Service Shares
Janus Aspen Mid Cap Growth Portfolio -  Janus Capital Management LLC
Service Shares
JPMorgan Small Company Portfolio        J.P. Morgan Investment Management Inc.
MFS(R) VIT New Discovery Series -       Massachusetts Financial Services
Initial Class/8/                        Company
MFS(R) VIT Research Series - Initial    Massachusetts Financial Services
Class/9/                                Company
                                        (Footnotes found on page 11)

                                         Investment Advisor (sub-advisor, if
Underlying Funds                                     applicable)
----------------                        ---------------------------------------
Neuberger Berman AMT Mid-Cap Growth     Neuberger Berman Management Inc.
Portfolio                               (Neuberger Berman LLC)
Oppenheimer Balanced Fund/VA -          OppenheimerFunds, Inc.
Non-Service Shares/10/
Oppenheimer Global Securities Fund/VA   OppenheimerFunds, Inc.
- Non-Service Shares
PIMCO VIT CommodityRealReturn Strategy  Pacific Investment Management Company
Portfolio - Administrative Class/11/    LLC
PIMCO VIT Real Return Portfolio -       Pacific Investment Management Company
Administrative Class/12/                LLC
PIMCO VIT Short-Term Portfolio -        Pacific Investment Management Company
Administrative Class                    LLC
PIMCO VIT Total Return Portfolio -      Pacific Investment Management Company
Administrative Class                    LLC
Pioneer Mid Cap Value VCT Portfolio -   Pioneer Investment Management, Inc.
Class I Shares
Putnam VT Diversified Income Fund -     Putnam Investment Management, LLC
Class IB
Putnam VT International Growth and      Putnam Investment Management, LLC
Income Fund - Class IB
SunAmerica ST Aggressive Growth         AIG SunAmerica Asset Management Corp.
Portfolio - Class 1 Shares
SunAmerica ST SunAmerica Balanced       AIG SunAmerica Asset Management Corp.
Portfolio - Class 1 Shares/13/
VALIC Co. I International Equities Fund VALIC* (AIG Global Investment Corp.)
VALIC Co. I Mid Cap Index Fund          VALIC* (AIG Global Investment Corp.)
VALIC Co. I Money Market I Fund         VALIC* (AIG SunAmerica Asset
                                        Management Corp.)
VALIC Co. I Nasdaq-100(R) Index Fund    VALIC* (AIG Global Investment Corp.)
VALIC Co. I Science & Technology        VALIC* (T. Rowe Price Associates, Inc.)
Fund/14/
VALIC Co. I Small Cap Index Fund        VALIC* (AIG Global Investment Corp.)
VALIC Co. I Stock Index Fund            VALIC* (AIG Global Investment Corp.)
Van Kampen LIT Growth and Income        Van Kampen Asset Management
Portfolio - Class I Shares
Vanguard VIF High Yield Bond Portfolio  Wellington Management Company, LLP
Vanguard VIF REIT Index Portfolio       The Vanguard Group, Inc.

/1/ The Fund type for Alger American Leveraged AllCap Portfolio - Class O Shares is equity growth.

/2/ The Fund type for Fidelity(R) VIP Asset Manager /SM/ Portfolio - Service Class 2 is high return.

/3/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2 is capital appreciation.

/4/ The Fund type for Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 is high total return.

/5/ The Fund type for Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 is high total return.

/6/ The Fund type for Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 is high total return.

/7/ The Fund type for Franklin Templeton VIP Mutual Shares Securities Fund - Class 2 is capital appreciation.

/8/ The Fund type for MFS(R) VIT New Discovery Series - Initial Class is small cap growth.

/9/ The Fund type for MFS(R) VIT Research Series - Initial Class is long-term growth.

/10/ The Fund type for Oppenheimer Balanced Fund/VA - Non-Service Shares is total return.

/11/ The Fund type for PIMCO VIT CommodityRealReturn Strategy Portfolio -
     Administrative Class is maximum real return.

/12/ The Fund type for PIMCO VIT Real Return Portfolio - Administrative Class is maximum real return.

/13/ The Fund type for SunAmerica ST SunAmerica Balanced Portfolio - Class 1
     Shares is capital appreciation.

/14/ The Fund type for VALIC Co. I Science & Technology Fund is capital appreciation. This Fund is a sector fund.

*  "VALIC" means The Variable Annuity Life Insurance Company.

From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

We have entered into various services agreements with most of the advisors or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Contract Owners' inquiries about the Funds. Currently, these payments range from 0.00% to 0.35% annually of the average daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Contracts that are not described under "EXPENSES" on page 21.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO VIT") under which we receive fees of up to 0.15% annually of the average daily market value of the assets invested in the underlying Fund, paid directly by PIMCO VIT for services we perform.

We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Contracts. These fees are generally equal to 0.25% annually of the average daily market value of the assets invested in the underlying Fund.

Voting Privileges. We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Contract at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to
(a) your amount invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Contract Owners participating in that Fund through the Separate Account.

If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Contract Owner such materials, we will vote the shares as we determine in our sole discretion.

In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Contract Owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Fixed Account

Any portion of your net Premium Payment you allocate to the Fixed Account goes into our general account. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our separate accounts. Unlike our Separate Account assets, assets in the general account are subject to claims of Contract Owners like you, as well as claims made by our other creditors. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or

1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

To the extent that you allocate premium or transfer amounts into the Fixed Account, we guarantee that the amount of the Income Payments you receive will be unaffected by investment performance.

No transfers to a variable investment option may be made from the Fixed Account under the Contract.

                       PARTIES INVOLVED IN THE CONTRACT

Several parties may play a role in the Contract. These include the Contract Owner, the Annuitant (and the Joint Annuitant, where applicable), the Beneficiary and the Payee.

Contract Owner

Unless otherwise provided, you have all rights under the Contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the Contract.

At the time of application, you designate/elect:

  .   an Annuitant, and if applicable, a Joint Annuitant;

  . the frequency of Income Payments, Payout Option, Assumed Investment Return, and Income Start Date;

  .   a Beneficiary, and if applicable, a contingent Beneficiary;

  .   a Payee and, if applicable, a contingent Payee;

  . the portion of the single Premium Payment used to purchase fixed Income Payments and/or variable Income Payments;

  .   the allocation among investment options; and

  . any optional Contract features such as Semi-Annual Benefit Leveling (see page 24) and/or Automatic Rebalancing (see page 20).

Ownership Rights Between the Contract Date and the Income Start Date. Between the date of issue and the Income Start Date, you have the right to:

  .   cancel the Contract during the free look period;

  .   change the Beneficiary and/or the contingent Beneficiary;

  . change allocations among investment options (subject to certain limitations);

  . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

  .   elect or revoke a prior election of Semi-Annual Benefit Leveling; and

  . on Non-Qualified Contracts only: change Contract Owner, Joint Contract Owner and/or Payee.

Ownership Rights Between the Income Start Date and Prior to the Annuitant's Death. After the Income Start Date and prior to the Annuitant's death, you have the right to:

  . for Non-Qualified Contracts only: change the Contract Owner and/or Joint Contract Owner

  .   for Non-Qualified Contracts only: change the Payee;

  .   change the Beneficiary and/or the contingent Beneficiary;

  .   change allocations among investment options;

  . depending on the Payout Option selected, you may elect to take a partial or full withdrawal, subject to any restrictions described in this prospectus;

  .   elect or discontinue Semi-Annual Benefit Leveling;

  .   elect or discontinue Automatic Rebalancing; and

  .   assign an interest in the Contract and future Income Payments.

Joint Ownership. Joint Contract Owners each own an undivided interest in the Contract. A joint Contract Owner may only be named in Non-Qualified Contracts.

Changes. All changes, except those to Semi-Annual Benefit Leveling, will take effect as of the time such changes are recorded by AGL, whether or not the Contract Owner or Annuitant is living at the time of the recording. AGL will not be liable for any payments made or actions taken by AGL before recording the change.

AGL may require that all changes be submitted in writing or in another form AGL deems acceptable. AGL may require that signatures be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require that signatures be properly notarized under state law.

Any changes in the Contract Owner, Joint Contract Owner or Payee could have adverse tax consequences. You should consult a tax advisor before any changes are requested. AGL is not responsible for the tax consequences of any ownership or Payee changes.

Annuitant and Joint Annuitant

The Annuitant's (and Joint Annuitant's, if applicable) life expectancy is used to determine the amount and duration of any Income Payments made under Payout Options involving life contingencies. The Annuitant (and joint Annuitant, if applicable) must be age 90 or younger at the time of Contract issuance, unless AGL approves a request for an Annuitant or joint Annuitant of greater age. Once designated, the Annuitant and joint Annuitant, if applicable, cannot be changed. Joint Annuitants can be named only if permitted under the elected Payout Option. If Payout Option 5 is selected, Income Payments are determined without regard to an Annuitant.

For Contracts issued as IRAs, the Contract Owner and Annuitant must be the same person and this individual's entire interest in the Contract is nonforfeitable.

Payee

The Payee is the person or party that you designate to receive Income Payments. In most circumstances, the Payee will be you and/or the Annuitant. For Non-Qualified Contracts, you may name more than one Payee under the Contract. Multiple Payees will share Income Payments equally, unless you designate otherwise. If no Payee is designated on the application, then the Annuitant will be the Payee. If a Payee dies while receiving Income Payments, the Company will make any required Income Payments to you, or the Beneficiary, if no Contract Owner is living.

In no event will any Payee, who is not also the Contract Owner, have any ownership rights under the Contract.

Beneficiary and Contingent Beneficiary

The Beneficiary is the person who may receive benefits under the Contract if the Contract Owner, who is also the Annuitant (and the Joint Annuitant, if applicable) dies after the Annuity Start Date. See "Succession of Contract Ownership" on page 33 of this prospectus. You can name more than one Beneficiary. The Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable) the Beneficiary's rights will vest in the contingent Beneficiary. Contingent Beneficiaries will share the benefits equally, unless otherwise specified.

If no Beneficiary or contingent Beneficiary survives the Annuitant (and the Joint Annuitant, if applicable), all Beneficiary rights will vest with the Contract Owner or the last surviving Contract Owner's estate.

                         THE CONTRACT AND HOW IT WORKS

General Description

An annuity is a Contract between you, as the Contract Owner, and a life insurance company. In return for your one time Premium Payment, the Platinum Investor Annuity Contract provides a stream of income in the form of Income Payments beginning on the Income Start Date you select. The Income Start Date must be within 12 months of the Contract Date. You may purchase the Contract using after-tax dollars (a

Non-Qualified Contract), or you may purchase the Contract by rolling over assets from an individual retirement annuity or account or from a qualified plan (a Qualified Contract). Currently immediate annuities are often referred to as "income annuities."

The Contract is called a variable annuity because you have the ability to allocate your money among variable investment options. Each variable investment option constitutes a Division of our Separate Account, investing in shares of a corresponding Fund. Depending on market conditions, the various Funds may increase or decrease in value. If you allocate money to the Divisions, the amount of the variable Income Payments will depend on the investment performance of the corresponding underlying Funds, along with certain other factors. See "INCOME PAYMENTS" on page 23.

The Contract also has a fixed investment option, the Fixed Account that is part of our general account. Each Income Payment from the Fixed Account of your Contract will not fluctuate from the scheduled amount set forth in your Contract, unless amounts are later transferred from the variable investment options to the Fixed Account.

Under the Contract, you will have access to your investment only through Income Payments, or certain limited withdrawal provisions. The Contract should only be purchased by individuals who will not need access to their full Premium Payment in the immediate or short-term future.

Purchasing a Contract

You may purchase a Contract by completing and submitting an application along with a Premium Payment. You may also transfer assets from an existing investment or insurance product. Such transfers might include a 1035 exchange, a transfer of accumulated funds from an IRA, Roth IRA or Qualified Contract or funds transferred from mutual fund accounts or other non-qualified accounts. The minimum Premium Payment is $25,000. No additional Premium Payments are permitted (although monies may be paid into the Contract from multiple sources). We reserve the right to accept a Premium Payment below that amount or reject a Premium Payment in excess of limits we establish from time to time. Prior AGL approval is required for, and certain restrictions may apply to, any aggregated Premium Payment that would exceed $1,000,000. For example, we reserve the right to allocate any Premium Payment exceeding $1,000,000 to the Money Market Portfolio for 15 days after we receive it. (In some states this period may be longer). See "Right to Return" below.

You must be of legal age (age of majority) in the state where the Contract is being purchased or a guardian must act on your behalf.

The method you use to purchase a Contract may have certain tax consequences. You should consult a tax advisor to determine the best strategy for your individual situation.

Allocation of Premium Payment

When we receive your properly completed application, we will apply the full amount of your net Premium Payment (Premium Payment minus taxes and one time charges) to the purchase of a Contract within two Valuation Days. We will consider your application properly completed when:

  .   you have provided all the information requested on the application form;

  . we have received adequate proof of the Annuitant's date of birth (and the date of birth of any Joint Annuitant, if any); and

  .   we receive the entire amount of your Premium Payment (from all sources).

The date we credit your Premium Payment and issue a Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information to us within five Valuation Days of the time we receive your application, we will return your Premium Payment unless we obtain your specific permission to keep it until you complete the application.

The Contract Owner determines the initial allocation of the net Premium Payment among the Fixed Account and the Divisions. The initial allocation is shown on the application for a Contract and will remain in effect until changed by written notice or by telephone authorization from the Contract Owner. Allocations to the fixed and variable investment options cannot be less than 5% per option and must total 100%.

Over the lifetime of your Contract, you may allocate part or all of your net Premium Payment to no more than 30 Divisions. This limit includes those Divisions from which you have either transferred or withdrawn all of the amount previously allocated to such Divisions. For example, if you allocate 100% of your net Premium Payment to the money market Division, you have selected the money market Division as one of the 30 Divisions available to you. When you transfer the full amount out of the money market Division, it remains as one of the 30 Divisions available to you, even if you never again allocate any amount back into the money market Division.

Right to Cancel

If you change your mind about purchasing the Contract, you can cancel it within 10 days after receiving it (or a longer period, if required in your state). To exercise your Right to Cancel your Contract, you must mail it directly to AGL, or give it to the agent from whom you received it, within 10 days after you receive it. See page 3 of this prospectus for AGL's contact information. In a few states, if your Contract is replacing an existing annuity or life policy, this period may be longer.

You will receive back the current value of your Contract on the day we receive your request, less any previously deducted contract charges and Income Payments paid (in states where permitted). In certain states, we may be required to give you back your Premium Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Premium Payment, if it exceeds $1,000,000, to the money market Division for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. This reallocation will not count against the 12 free transfers that you are permitted to make each year. As with all variable investment options, you bear the risk associated with investment in the money market Division.

Key Contract Dates

During the life of your Contract there are certain significant dates that may impact certain features of your Contract.

  . Contract Date. The Contract Date is the day your Contract is issued and becomes effective. See "Allocation of Premium Payment" on page 16.

  . Annuity Starting Date. The Annuity Starting Date is a date used for certain Federal Income Tax purposes. The Annuity Starting Date is the later of the Contract Date and the first day of the Modal Time Period. For example, if the Contract Date is June 19 and the first day of the Modal Time Period is July 1 with monthly Income Payments beginning August 1, the Annuity Starting Date is July 1.

  . Income Start Date. The Income Start Date is the date on which Income Payments begin. You choose the Income Start Date when you purchase the Contract (and it cannot be changed). The Income Start Date cannot be later than 12 months after the Contract Date.

  . Modal Time Period. The Modal Time Period is the period of time between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, your next variable Income Payment (if applicable) is calculated based on the performance of the Divisions you have chosen, your selected Assumed Investment Return and certain other factors.

  . Income End Date. The Income End Date is the day on which your Income Payments are set to end.

Income Payments

See the "INCOME PAYMENTS" section of this prospectus on page 23.

Access to your Money

See the "ACCESS TO YOUR MONEY" section of this prospectus on page 28.

Rights Reserved by the Company

The Company reserves the following rights to:

..   Reflect a change in the Separate Account or any Division thereunder;

..   Create new separate accounts;

..   Operate the Separate Account in any form permitted under the Investment
    Company Act of 1940 or in any other form permitted by law;

..   Transfer any assets in any Division in the Separate Account to another separate account;

..   Add, combine or remove Divisions in the Separate Account, or combine the
    Separate Account with another separate account;

..   Make any new Divisions available to the Contract Owner on a basis to be determined by the Company;

..   Substitute for the shares held in any Division, the shares of another underlying fund or the shares of another investment company or any other investment permitted by law;

..   Make any changes as required by the Internal Revenue Code or by any other applicable law, regulation or interpretation in order to continue treatment of this Contract as an annuity; or

..   Make any changes to comply with the rules of any Fund.

                                   TRANSFERS

Transfers Among Investment Options

The initial allocation of your net Premium Payment among investment options to provide variable and/or fixed Income Payments can be changed by transfers of values among the investment options made by written request or by telephone. We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year. We consider your instruction to transfer from or to more than one investment option at the same time to be one transfer. No transfers can be made from the Fixed Account to a variable investment option, but transfers can be made from the variable investment options to the Fixed Account or to other variable investment options. See "Allocation of Premium Payment" on page 16 of this prospectus for additional limitations on transfers.

How Transfers among Variable Investment Options are effected

   (A) The number of Annuity Units in the subaccount from which Annuity Units will be withdrawn is multiplied by the current Annuity Unit Value of that subaccount.

   (B) The final value from (A) is divided by the current Annuity Unit Value of the subaccount into which the transfer is going.

   (C) The result of (B) is the number of Annuity Units allocated to the new subaccount.

The minimum amount that can be transferred is $50 worth of annuity income payments. The transfer request must clearly state which investment options are involved and the amount of the transfer.

Telephone Transfers

If you have properly authorized telephone transactions, you may make telephone transfers, subject to our policies and procedures. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the Contract Owner(s) may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of certain Contract Owner information. We will promptly mail a written confirmation of the transaction to your last known address. If
(a) many people seek to make telephone requests at or about the same time, or
(b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-242-4079.

Effective Date of Transfers Among Variable Investment Options

When you transfer money among the variable investment options, we will redeem units of the affected Divisions at their prices as of the end of the current Valuation Date. We will credit any Division you transfer the money to at the same time. The amount of the allocation in each Division will change with that Division's investment performance. You should periodically review your allocations in light of market conditions and financial objectives.

Automatic Rebalancing

This feature automatically rebalances the current proportional value of your benefit amount allocated to each variable investment option under your Contract to correspond to your then current benefit allocation designation. Automatic rebalancing entails taking assets from the better performing Divisions and allocating them to the lesser performing Divisions. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses.

You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. You may request this feature at any time. Automatic rebalancing will occur as of the end of the Valuation Period that contains the date of the month your Contract was issued. For example, if your Contract is dated
January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Rebalancing ends upon your request. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Annuity Income Units for automatic rebalancing will generally be priced as of the date of the transaction. However, if the scheduled date of the transfer falls on a non-business day, it will be priced as of the preceding business day.

Market Timing

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

  . dilution in the value of Fund shares underlying investment options of other Contract owners;

  .   interference with the efficient management of the Fund's portfolio; and

  .   increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract owner requests:

  . an exchange out of a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

  . an exchange into a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

  . exchanges into or out of the same variable investment option, other than the money market investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend such Contract owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Contract owner's first violation of this policy will result in the suspension of Contract transfer privileges for ninety days. A Contract owner's subsequent violation of this policy will result in the suspension of Contract transfer privileges for six months. Transfers under automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract owners the same.

In addition, Contract owners may incur a $25 charge for each transfer in excess of 12 each Contract Year.

Fund-rejected transfers

Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Contract owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

                                   EXPENSES

Mortality and Expense Risk Charge

As part of our calculation of the value of Annuity Income Units, we deduct the mortality and expense risk charge on a daily basis. The mortality and expense risk charge is equal, on an annual basis, to a percentage of the daily value of the variable portion of your Contract. The annual maximum mortality and expense risk charge for the Contracts is 1.10%. Currently we charge a mortality and expense risk charge of 0.40%.

The mortality and expense risk charge compensates us for assuming the risk that we will have to make Income Payments for longer than we anticipate, and for assuming the risk that current charges will be insufficient in the future to cover the costs associated with the Contract. If the charges under the Contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit. The Company assumes the risk of making all applicable monthly Income Payments regardless of how long Annuitants may live.

Administrative Charge

This charge is for administration and operations, such as allocating the premium and administering the Contracts. The maximum and current annual administrative charge for the Contracts is 0.15% of the daily value of the variable portion of your Contract. The Company incurs charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, but may not be enough to cover the actual costs of issuing and administering the Contract.

Contract Fee

When AGL receives your Premium Payment, we will deduct any applicable Premium Tax and a one-time $100 Contract Fee. The Contract Fee compensates AGL for the administrative costs of issuing the Contract.

Sales Charge

We will deduct a maximum of 4.0% of your Premium Payment as a Sales Charge. The value of your Premium Payment (or "net" Premium Payment), after the Sales Charge, other one time charges and Premium Taxes are deducted, will be allocated to your selected investment options to provide for fixed and/or variable Income Payments. AGL receives the Sales Charge to cover sales expenses, including commissions.

Withdrawal Charge

Unless a withdrawal is exempt from the Withdrawal Charge (as discussed below), a Withdrawal Charge of 1% of the amount that you withdraw during the first eight Contract Years will apply to your Contract.

The Withdrawal Charge reimburses us for part of our expense for distributing the Contracts and is deducted from the total withdrawal amount requested.

The Withdrawal Charge will not apply to:

  .   any amounts paid out as fixed and/or variable Income Payments;

  .   any amounts paid out upon the death of the Contract Owner or Annuitant;
      and

  .   any amounts withdrawn beginning in the ninth Contract Year.

Statutory Premium Taxes

We will deduct from your Premium Payment any Premium Tax imposed on us by the state or locality where you reside. Premium Taxes currently imposed on the Contract by various states range from 0% to 1% of your Premium Payment for Qualified Contracts and from 0% to 3.5% of your Premium Payment for Non-Qualified Contracts. In addition, some local governments may also levy other taxes. These taxes are deducted from your Premium Payment upon its receipt by us.


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


Transfer Fee

We reserve the right to charge $25 per transfer after the first 12 transfers in any Contract Year.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various Funds. These charges are described in the prospectuses for the Funds. The maximum and minimum Fund expenses are described in the fee table on page 9 of this prospectus.

General

If the charges that we collect from the Contract exceed our total costs in connection with the Contract, we will earn a profit. Otherwise we will incur a loss. The charges remain constant over the life of the Contract; we reserve the right to increase the charges to the maximum amounts on Contracts issued in the future.

                                INCOME PAYMENTS

Generally

Beginning on the Income Start Date, the Payee will receive a stream of periodic Income Payments. You may choose Income Payments that are fixed, variable, or a combination of fixed and variable. Currently immediate annuities are often referred to as "income annuities."

Fixed Income Payments. Fixed Income Payments provide for a stream of income guaranteed by the Company that doesn't change (unless you later transfer money from the variable investment options to the Fixed Account) over the course of your lifetime or for the Certain Period (as scheduled in your Contract).

Variable Income Payments. Variable Income Payments provide for a stream of income that fluctuates based on the performance, adjusted by the Assumed Investment Return, of the variable investment options that you choose. You can transfer money among the Divisions that make up the variable investment options, subject to certain fees and restrictions.

Combination Fixed and Variable Income Payments. By allocating a portion of your money to the Fixed Account and the Separate Account, through the variable investment options, you receive Income Payments a portion of which is guaranteed to never change from what is scheduled in your Contract, and a portion of which fluctuates based on the performance adjusted by the Assumed Investment Return, of the variable investment options that you have chosen.

If you select variable or combination fixed and variable Income Payments options, your investment is subject to market fluctuation. The value of your Contract and the amount of each Income Payment you receive could increase or decrease.

Income Start Date

We call the date that your Income Payments begin the Income Start Date. At the time that you purchase the Contract, you select the Income Start Date. The Income Start Date must be within 12 months after the Contract Date and can start as early as two weeks after we receive your Premium Payment. If a state requires that Income Payments begin prior to such date, we must comply with those requirements.

Frequency and Amount of Income Payments

Income Payments are made based on the Payout Option and frequency selected. Income Payment frequencies available are: monthly, quarterly, semi-annually, or annually. In no event will AGL make Income Payments less frequently than annually.

AGL reserves the right to change the frequency of Income Payments if the amount of any Income Payment becomes less than $100. The Income Payment frequency will be changed to an interval that will result in Income Payments of at least $100.

Modal Time Period. The Modal Time Period is the period of time (or "mode") between which Income Payments are made. For example, if you elect to receive Income Payments on a monthly basis, the Modal Time Period begins after an Income Payment is made and ends a month later when the next Income Payment is made. During the Modal Time Period, the amount of your next Income Payment is calculated.

Semi-Annual Benefit Leveling

If the Contract Owner elects Semi-Annual Benefit Leveling, variable Income Payments will be adjusted to reflect the performance of the investment options once every six months, instead of with every Income Payment. Semi-Annual Benefit Leveling will only be permitted if you have selected variable Income Payments on a monthly basis.

Semi-Annual Benefit Leveling Procedures. If Semi-Annual Benefit Leveling is elected the number of Annuity Income Units necessary to make the Income Payments for the following six month period will be calculated. These Annuity Income Units will be redeemed from the Divisions and transferred to the Fixed Account. The current Semi-Annual Benefit Leveling interest rate will be used to calculate the guaranteed amount of level Income Payments for the following six month period.

The level Income Payment calculated for each subsequent six month Semi-Annual Benefit Leveling period could be higher or lower than the level Income Payment for the previous six month period.

Semi-Annual Benefit Leveling means that variable Income Payments will be divided once every six months into separate fixed Income Payments (each adjusted by the current Semi-Annual Benefit Leveling interest rate), to be paid to you over the next six months.

Once elected (with 5 or more business days' prior notice to AGL), Semi-Annual Benefit Leveling will take effect as of the date of the next Income Payment. (Your Contract refers to this date as the "Semi-Annual Benefit Leveling start date.") Semi-Annual Benefit Leveling will automatically renew on each six month anniversary thereof. You can cancel Semi-Annual Benefit Leveling for the next six month period by notifying us within 5 or more business days' of the beginning of the next six month period. The process of calculating leveled variable Income Payments for Semi-Annual Benefit Leveling will take place during the last Modal Time Period prior to the start of each six month Semi-Annual Benefit Leveling period.

AGL reserves the right to discontinue Semi-Annual Benefit Leveling at any time. If AGL does discontinue this program, any Contract Owner receiving leveled variable Income Payments will continue to do so until the current six month Semi-Annual Benefit Leveling period is completed.

Unless you have selected Payout Option 5, no withdrawal from the Contract's variable investment options will be permitted during any six month Semi-Annual Benefit Leveling period.

Payout Options

The Contract currently offers the five Payout Options described below. We may make other Payout Options available subject to our discretion.

Contract Owners must elect a Payout Option. An application to purchase a Contract will be considered incomplete if a Payout Option has not been elected. Once elected, your chosen Payout Option cannot be changed.

The Payout Options currently available are:

Option 1 - Lifetime Income. Lifetime Income provides Income Payments for the Annuitant's life, and Income Payments cease upon the Annuitant's death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 2 - Lifetime Income With Certain Period. Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the Annuitant's life. If the Annuitant, who is also the Owner, dies before the end of the Certain Period, your beneficiaries will receive the remaining payment due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the death of the Annuitant to withdraw a part of the variable Income Payment portion of the remaining certain period Income Payments as set forth in the "Withdrawals" provision on page 7, as long as at least five years of variable Income Payments remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 3 - Joint and Survivor Lifetime Income. Joint and Survivor Lifetime Income provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life, and Income Payments cease upon later of the Annuitant's or Joint Annuitant's Death.

Non-Income Payment Withdrawals. No withdrawals other than the scheduled Income Payments are permitted.

Option 4 - Joint and Survivor Lifetime Income With Certain Period. Joint and Survivor Lifetime Income with Certain Period (for the particular number of years selected on the application) provides Income Payments for the longer of the Annuitant's or Joint Annuitant's life. If both the Annuitant and the

Joint Annuitant die before the end of the Certain Period, your beneficiaries will receive the remaining payment due during the Certain Period.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the second death of the Annuitant or Joint Annuitant to withdraw a part of the variable Income Payment portion of the remaining term certain period Income Payments as set forth in the "Withdrawals" provision on page 7, as long as at least five years of variable Income Payment remain under your Contract after the withdrawal has been made. Withdrawals may be subject to a Withdrawal Charge.

Option 5 - Certain Period. Certain Period provides periodic Income Payments for the number of years you select on the application.

Non-Income Payment Withdrawals. The Contract Owner may elect at any time prior to the Annuitant's death to withdraw all of the variable Income Payment portion of the Contract as set forth in the "Withdrawals" provision on page 7. Withdrawals may be subject to a withdrawal charge.

Annuity Income Units

Upon applying your net Premium Payment, we calculate the number of Annuity Income Units associated with each Payout Option (for variable Income Payments) as determined by our currently used annuity rate factors. The Annuity Income Unit Value for each Division will vary from one Valuation Period to the next based on the investment experience of the assets in the Division and the deduction of certain Separate Account charges and expenses. The SAI contains a fuller explanation of how Annuity Income Units are valued.

The number of Annuity Income Units for each Division will generally remain constant, subject to the following exceptions:

  .   If value is transferred from one investment option to another.

  .   If value is withdrawn from the Contract.

  . Upon the death of the primary Annuitant (in a joint Contract) after the certain period ends, if the Contract Owner selects a joint and survivor or contingent annuity option (either Option 4 or Option 3) with a lower percentage of payments elected for the survivor or Contingent Annuitant. Any reduction in the Annuity Payment amount will be achieved through a reduction in the number of Annuity Income Units.

Determination of the Initial Variable Income Payment

The following factors determine the amount of the first Income Payment:

  . the portion of the net Premium Payment allocated to provide variable Income Payments and the Assumed Investment Return;

  . the age and gender (age only if issued on a gender neutral basis) of the Annuitant (and Joint Annuitant, if any);

  .   the Payout Option selected;

  .   the frequency of Income Payments;

  .   the deduction of applicable Premium Taxes;

  .   the performance of your selected variable investment options; and

  .   the time period from the Contract Date to the Income Start Date.

Additional Items that may Impact Income Payments

Impact of Annuitant's Age on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the actual ages of the Annuitant and Joint Annuitant will affect the amount of each Income Payment. Since Income Payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Income Payment will be greater.

Impact of Annuitant's Gender on Income Payments. For either fixed or variable Income Payments involving life income (Options 1, 2, 3 or 4), the gender of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Income Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Income Payments. The amount of each Income Payment, both fixed and variable, will be greater for shorter certain periods than for longer certain periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

Determination of Subsequent Variable Income Payments

During the Modal Time Period, we will recalculate the variable Income Payments to reflect the performance of the variable investment options you chose after the investment performance is adjusted by the Assumed Investment Return. We determine the dollar amount of the variable Income Payments as follows. The portion of the first Income Payment funded by a particular Division is divided by the Annuity Income Unit Value for that Division as of the Contract Date. This establishes the number of Annuity Income Units provided by each Division for each subsequent variable Income Payments. The Annuity Income Units multiplied by the Annuity Income Unit Value equals the Income Payment.

Assumed Investment Return

The amount of the Income Payments provided by the portion of the net Premium Payment allocated to provide a stream of variable income depends on the assumption made about future investment performance after the deduction of the mortality and expense risk charge and the fund expenses. This assumption is called the Assumed Investment Return ("AIR"). The AIR not only is one of the factors that determines the initial level of income, but also how future investment performance affects variable Income Payments. Currently, we offer a 3.5% and a 5% AIR.

A higher AIR of 5% will result in a larger initial Annuity Payment, but future increases in the variable Income Payment will be smaller than with a lower AIR of 3.5%. If net performance (that is, after deducting all charges) is exactly equal to the AIR, the level of the variable Income Payments will not change. If net performance is less than the AIR, variable Income Payments will decrease. If net performance is more than the AIR, variable Income Payments will increase.

                             ACCESS TO YOUR MONEY

Generally

Depending on the Payout Option you select and whether you are the Payee, you may receive Income Payments according to the Payout Option you select. The Contract is designed to meet long-term financial goals. Due to certain restrictions on withdrawals, the Contract is not suitable as a short-term investment.

Withdrawal Rights

Withdrawals are permitted under the Contract if you elected one of the following Payout Options at the time of application (with certain other requirements, as discussed below, also being met):

  .   Option 2 - Lifetime Income With Certain Period (partial withdrawal only);

  . Option 4 - Joint and Survivor Lifetime Income With Certain Period (partial withdrawal only); or

  .   Option 5 - Certain Period (full withdrawal only).

Under these Payout Options, you may take a full or one partial withdrawal, as identified above, per Contract Year of not less than $2,500 of the present value, at the Assumed Investment Rate, of your variable investment options remaining in the certain period, after the end of the Right to Cancel period. You will receive Income Payments for "A Certain Number of Years" (which may be referred to in this prospectus as the "certain period"). If you do not elect one of these three Payout Options, you will not be permitted to withdraw value from the Contract, other than through Income Payments. Certain states may also prohibit withdrawals.

All withdrawal requests must be made in writing to AGL. AGL reserves the right to require that the signature(s) on a withdrawal request be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guarantee. AGL may also require the signatures be properly notarized under state law.

AGL will pay any amounts withdrawn you within five business days of receipt of a proper request and instructions satisfactory to AGL.

No withdrawals will be permitted from amounts in the Fixed Account. This includes amounts automatically moved to the Fixed Account to provide for Semi-Annual Benefit Leveling. Also, if you have selected Semi-Annual Benefit Leveling, (and you have not selected Payout Option 5) no withdrawals will be permitted from the variable investment options during any six month Semi-Annual Benefit Leveling period.


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


After a withdrawal from the present value of your variable investment options remaining in the certain period, any fixed income payments will continue under the terms of your Contract.

Withdrawal Charge. We will assess a Withdrawal Charge for each withdrawal from the Contract. This charge will be deducted from the net proceeds of the withdrawal. The Withdrawal Charge is:

Contract Year        Withdrawal Charge
-------------        --------------------------
1-8                  1% of the amount withdrawn
9 and up             no charge

Withdrawal Procedures. You may elect one partial withdrawal per Contract Year of not less than $2,500 of a portion of the present value of the variable Income Payments remaining in the certain period for:

  .   Option 2 - Lifetime Income With Certain Period; or

  .   Option 4 - Joint and Survivor Lifetime Income With Certain Period

as long as at least five years of variable Income Payments remain under your Contract after the partial withdrawal has been completed. You will need to indicate to us the amount of your desired partial withdrawal at least five business days prior to your desired withdrawal date. After receiving your withdrawal request, we will inform you of the resulting reduction in the number of Annuity Income Units to be paid and the reduction in the length of the certain period. At that point, you must either confirm or withdraw your intention to make the partial withdrawal. As discussed in this section, if the certain period would be reduced to less than five years, your withdrawal request will be declined and you will need to lower your requested withdrawal amount.

You may elect a full withdrawal based on the present value of the variable Income Payments remaining in the certain period for Option 5 - Certain Period.

While the number of Annuity Income Units for each Division will generally remain constant, this prospectus, on page 27 under "Determination of Subsequent Variable Income Payments" lists three exceptions to that rule. One of those exceptions applies if you make a withdrawal. A withdrawal involves a transfer of assets out of a Division. As actual assets decrease in a Division, the number of Annuity Income Units in such Division must also be decreased to reflect the loss of those assets. A reduction in the number of Annuity Income Units means that all of your remaining variable Income Payments, both certain and life contingent, will be reduced in amount. See the sections on "Withdrawals Reduce Your Future Variable Income Payments" and "Computing the Partial Withdrawal Amount," below.

Withdrawal Limitations. In determining the value available for a withdrawal, only the present value of the variable Income Payments remaining in the certain period will be used. No fixed Income Payments will be used in determining partial or full withdrawal values, and neither the amount of fixed Income Payments nor the length of the certain period for such fixed Income Payments will be affected by a withdrawal. At any time after the Right to Cancel Period has ended, you may request one partial withdrawal per Contract Year of not less than $2,500 from your Contract as long as more than five (5) years remain in the certain period (applies to Option 2 - Lifetime Income With Certain Period or Option 4 - Joint and Survivor Lifetime Income With Certain Period).


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


There are no "time remaining in the certain period requirements" for Option 5 - Certain Period withdrawals.

Withdrawals Reduce Your Future Variable Income Payments. If you make a partial withdrawal you will still receive Income Payments, but the withdrawal will result in a reduction in the amount of each remaining variable Income Payment as well as a decrease in the certain period that will apply to such variable Income Payments. In addition, if you transfer values from one or more Divisions which support those variable Income Payments to the Fixed Account which supports the fixed Income Payments at any time after a withdrawal has been taken, the certain period related to those recently transferred values that are now supporting fixed Income Payments will remain shortened. The certain period applicable to any pre-existing fixed Income Payments (established prior to a withdrawal) would not be affected.

When you request a withdrawal, we will take it from the Divisions in which your Contract is then invested in the same proportion as the value invested in each Division on the date of the withdrawal. Since the amount of Income Payments changes during the next Modal Time Period, the reduction in Income Payments due to the withdrawal (but not the payment of the withdrawal amount) will be delayed until that time.

Computing the Withdrawal Amount. If you make a partial withdrawal, we will calculate the present value of all future variable Income Payments remaining in the certain period by discounting the payments at the Assumed Investment Return, and with consideration to any fees charged for a withdrawal. The future variable Income Payment amount we use in this calculation is determined by multiplying the Annuity Income Unit Value next computed after we receive the withdrawal request by the current number of Annuity Units for each Division. A withdrawal will reduce all future variable Income Payments by an equal amount, and the remaining length of the certain period will also be reduced.

The following four factors will determine the specific amount by which the remaining variable Income Payments will be reduced and by which the remaining length of the certain period will be shortened:

   (i) the amount of the withdrawal request;

  (ii) the length of time remaining in the certain period at the time that the partial withdrawal is requested;

 (iii) the age and sex of the Annuitant or Joint Annuitants; and

  (iv) the Payout Option chosen.

In other words, the larger the withdrawal, the lower future variable Income Payments will be, and the greater the reduction in the length of time in the certain period. Any fixed Income Payments remaining under the Contract and their certain period will remain unchanged.

Example of Withdrawal for a Certain Period Contract

  . Owner chooses a 360-month (30 year) certain period payout, 5.00% AIR, premium = $196,636.07, benefit = $1,000 per month.

  . Owner wants to take a full withdrawal when there are 316 payments left, the next payment to be paid in 10 days.


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


  . Owner would be paid the net withdrawal amount less any applicable tax withholdings.

    A. If a full withdrawal is taken:

Gross withdrawal =.......................................... $178,019.51
Withdrawal charge* =........................................ $  1,780.20
Net withdrawal =............................................ $176,239.31
Remaining number of certain period benefits.................           0
New benefit =............................................... $      0.00

* Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 65

  . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $551.34 per month.

  . Owner wants to take a withdrawal when there are 108 certain payments left, the next payment to be paid in 10 days.

  . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

    A. If the maximum withdrawal is taken:

Gross withdrawal =.......................................... $30,158.27
Withdrawal charge* =........................................ $   301.58
Net withdrawal =............................................ $29,856.69
Remaining number of certain period benefits.................         60
New benefit =............................................... $   382.66

* Withdrawal charge applies during first 8 years of Contract

    B. If a $25,000 gross withdrawal is requested:

Gross withdrawal =.......................................... $25,000.00
Withdrawal charge* =........................................ $   250.00
Net withdrawal =............................................ $24,750.00
Remaining number of certain period benefits.................         71
New benefit =............................................... $   412.05

* Withdrawal charge applies during first 8 years of Contract

Example of Withdrawal from a Lifetime Income with Certain Period Contract: Male age 75

  . Owner chooses a life with 120-month (10 year) certain period payout, 3.50% AIR, premium = $100,000.00, benefit = $707.27 per month.

  . Owner wants to take a withdrawal when there are 108 certain payments left, the next one to be paid in 10 days.

  . Owner would be paid the Net Withdrawal amount less any applicable tax withholdings. The new benefit amount and certain period would be as listed below.

    A. If the maximum withdrawal is taken:

Gross withdrawal =.......................................... $43,422.47
Withdrawal charge* =........................................ $   434.22
Net withdrawal =............................................ $42,988.24
Remaining number of certain period benefits.................         60
New benefit =............................................... $   405.12

* Withdrawal charge applies during first 8 years of Contract

    B. If a $25,000 gross withdrawal is requested:

Gross withdrawal =.......................................... $25,000.00
Withdrawal charge* =........................................ $   250.00
Net withdrawal =............................................ $24,750.00
Remaining number of certain period benefits.................         86
New benefit =............................................... $   536.79

* Withdrawal charge applies during first 8 years of Contract

Taxes on Withdrawals. Please read the tax discussion in this prospectus for information relating to withdrawals from your Contract, as well as other taxable events. This information is general in nature and is not intended as tax advice. It is based on current law and interpretations, which may change. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Deferment of Payments

We may suspend or postpone making variable Income Payments from your Contract or processing transfer requests for an undetermined period of time when:

  .   the NYSE is closed (other than weekend and holiday closings);

  .   trading on the NYSE is restricted;

  . an emergency exists (as determined by the SEC or other appropriate regulatory authority) such that disposal of or determination of the value of Annuity Income Units is not reasonably practicable; or

  .   the SEC by order so permits for the protection of investors.


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


                                 DEATH BENEFIT

Succession of Contract Ownership

Upon the death of any Contract Owner, ownership rights, if any, under this Contract will succeed to the following persons in the following order unless otherwise indicated on your Contract application:

    1. the surviving Contract Owner, if any;

    2. the Annuitant(s), if any;

    3. the Beneficiary(ies), if any; and

    4. the estate or successors of the last Contract Owner to die.

Notification of Death

The death of any Contract Owner, Annuitant or Payee must be reported to AGL immediately. AGL will require certified proof of death in the following form:

  .   a certified copy of the death certificate; and/or

  . a certified copy of a decree from a court of competent jurisdiction as to the finding of death.

AGL reserves the right to recover any overpayments made on Income Payments because of failure to notify AGL of death. The Contract Owner, and any successor Contract Owner is liable to AGL for any overpayments of Income Payments made. AGL is not responsible for any incorrect Income Payments made that result from the failure to notify AGL immediately of such death.

Death of the Contract Owner and/or Annuitant

The following table provides information on how the Contract treats the death of the Contract Owner and/or Annuitant based on certain factors, such as when the death occurs and whether or not the Contract Owner and the Annuitant are the same person.

                                                  Death Benefit when Contract
                     Death Benefit when Contract             Owner
                                Owner              and Annuitant are not the
                     and Annuitant are the same               same
                               person                        person
                     ---------------------------  ----------------------------
Death of Contract
  Owner
Before Annuity       Current value of certain     Current value of life
Start Date           period payments; if the      contingent and certain
                     Contract has no certain      period payments
                     period, no payments will be
                     made
On or After Annuity  Remaining certain period     None, the Contract remains
Start Date           payments                     in force according to the
                                                  Contract's succession of
                                                  ownership
Death of Annuitant

Before Annuity       Current value of certain     Certain period payments; if
Start Date           period payments; if the      the contract has no certain
                     contract has no certain      period, no payments will be
                     period, no payments will be  made
                     made
On or After Annuity  Remaining certain period     Remaining certain period
Start Date           payments                     payments

   IMPORTANT NOTE: As described in the table above, if the Annuitant (and the Joint Annuitant, if any) dies prior to the Annuity Start Date, and the Payment Option chosen is based on a life contingency only (no certain period was elected, Option 1 or Option 3), then the Contract will terminate with no further Income Payments or benefits due to any party to the Contract. AGL will retain your Premium Payment.

Designation of Beneficiary

The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the application if the Annuity Payment Option selected provides for a Beneficiary. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may make the designation of Beneficiary irrevocable. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                                  PERFORMANCE

Occasionally, we may advertise certain performance information concerning one or more of the Divisions, including average annual total return and yield information. A Division's performance information is based on its past performance only and is not intended as an indication of future performance.

Average annual total return is based on the overall dollar or percentage change in value of a hypothetical investment. When we advertise the average annual total return of a Division, it reflects changes in the fund share price, the automatic reinvestment by the Division of all distributions, and the deduction of Contract charges. Average annual total return is the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.


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


When we advertise the yield of a Division, we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned by the Division during the period by the value of the Division on the last day of the period.

When we advertise the performance of the money market Division, we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market Division refers to the income generated by an investment in that Division over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 12 month period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the Separate Account level is lower than at the Fund level because it is reduced by the mortality and expense risk charge. Similarly, yield and effective yield at the variable account level are lower than at the fund level because they are reduced by the mortality and expense risk charge and the administrative charge.

Performance information for a Division may be compared in reports and advertising to:

   (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

   (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

   (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract; and

   (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

                                     TAXES

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax advisor to determine the specific federal tax treatment of your Contract based on your individual factual situation. Not all of the information we have included may be applicable to your Contract. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the Funds, please see the Funds' prospectuses. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your Contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity Contracts. Generally, you will not be taxed on the earnings in an annuity Contract until you take the money out. Different rules apply depending on how you take the money out and whether your Contract is qualified or non-qualified as explained below.

Tax Treatment of Distributions - Qualified Contracts

If you purchase your Contract under a (qualified) tax-favored retirement plan or account, your Contract is referred to as a Qualified Contract. Examples of qualified plans or accounts are:

  .   Individual Retirement Annuities ("IRA");

  . Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans or TSAs");

  .   Keogh Plans; and

  . Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Distributions In General

Generally, with Qualified Contracts you have not paid any taxes on the money used to buy the Contract or on any earnings. Therefore, any amount you take out as Income Payments or as a withdrawal will be taxable income. In addition, a 10% tax penalty may apply to the taxable income.

This additional tax does not apply:

  . in general, where the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

  .   where the taxpayer is age 59 1/2 or older;

  .   where payment is made on account of death;

  .   where the payment is made on account of the taxpayer's disability;

  . where the payment is made to pay certain medical expenses, certain health insurance premiums, certain higher education expenses or qualified first home purchases;

  .   in some cases, upon separation from service on or after age 55; or

  .   certain other limited circumstances.

Withdrawals Where Income Start Date Is Before Age 59 1/2 -- A Withdrawal May Trigger a 10% Tax Penalty Unless an Exception Applies. If the Income Start Date is before age 59 1/2 and you relied on the exception for substantially equal payments to avoid the 10% penalty, it should be noted that a withdrawal from the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing the substantially equal payments. In that event, payments excepted from the 10% penalty tax by reason of the exception for substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed had the exception not applied. Interest is also due for the period between when the tax would have been imposed and when the tax is recaptured. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also contact your tax advisor before taking withdrawals.

Example: Individual A is age 57 1/2 when he begins to receive annual Income
         Payments of $10,000 from a traditional individual retirement annuity. Since this is a Qualified Contract with no tax basis, each payment of $10,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2, respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $2,000 (10% of 10,000 each year for 2 years) plus interest.

Individual Retirement Annuities ("IRA"). Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the requirements of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Most IRAs cannot accept additional contributions after the owner reaches
70 1/2, and must also begin required distributions at that age.

Distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA or qualified plan, provided certain conditions are met. Purchases of the Contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the Contract.

Rollovers. Distributions from Code Section 401 qualified plans or 403(b) Plans (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) Plan, or IRA. A prospective owner considering use of the Contract in this manner should consult a competent tax advisor with regard to the suitability of the Contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) Plans, and IRAs.

Tax Treatment of Distributions - Non-Qualified Contracts

General. For Income Payments, generally a portion of each payment will be considered a return of your premium and will not be taxed. The remaining portion of each payment is taxed at ordinary income rates. The nontaxable portion of variable Income Payments (also known as "Exclusion Amount") is generally determined by a formula that establishes a specific dollar amount of each payment that is not taxed.

After the full amount of your Premium Payment has been recovered tax-free, the full amount of subsequent Income Payments will be taxable. If Income Payments stop due to the death of the Annuitant before the full amount of your Premium Payment has been recovered, a tax deduction is allowed for the unrecovered amount.

Full Withdrawals. For payments made upon full withdrawal from the annuity Contract, the taxable portion is the amount received in excess of the remaining investment in the Contract.

Partial Withdrawal - 100% Taxable. As a general rule, partial withdrawals will be 100% taxable and will not reduce investment in the Contract.

Withdrawal May Trigger an Additional 10% Tax Penalty Unless an Exception Applies. If a taxable distribution is made under the Contract, an additional tax of 10% of the amount of the taxable distribution may apply.

This additional tax does not apply where:

  . the payment is made under an immediate annuity Contract, defined for these purposes as an annuity (1) purchased with a single premium, (2) the Annuity Starting Date of which commences within one year from the date of the purchase of the annuity, and (3) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period;

  . the payment is a part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his designated Beneficiary;

  .   the taxpayer is age 59 1/2 or older;

  .   the payment is made on account of the taxpayer's disability;

  .   the payment is made on account of death;

  .   and in certain other circumstances.

It should be noted that a withdrawal of the Contract after the Income Start Date but before the later of the taxpayer's reaching age 59 1/2 or 5 years after the Income Start Date would be treated as changing substantially equal payments. In that event, payments excepted from the 10% penalty tax because they were considered part of substantially equal payments would be subject to recapture. The recaptured tax is imposed in the year of the withdrawal (or other modification) and is equal to the tax that would have been imposed (plus interest) had the exception not applied. The possible application of this recapture tax should be considered before making a withdrawal from the Contract. You should also seek the advice of your tax advisor.

Example: Individual A is age 57 1/2 when he begins to receive annual Income
         Payments of $10,000. Of each annuity payment, $3,000 is subject to tax. He receives payments in 2000, 2001 and 2002 when he is 57 1/2, 58 1/2 and 59 1/2 respectively. The amounts are not subject to the 10% penalty tax because the payments are substantially equal payments. In 2003, when A is age 60 1/2, he takes a withdrawal. In 2003, A must pay the 10% penalty tax on the Income Payments received in 2000 and 2001, and interest thereon. Therefore, A would owe the IRS a recapture tax of $600 (10% of 3,000 each year for 2 years) plus interest.

Non-Qualified Contracts Owned by Non-Natural Persons

As a general rule, non-qualified annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. This rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person. There is also an exception to this general rule for immediate annuity contracts as defined in the prior section. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax advisor.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of a life insurance, endowment or annuity contract for an annuity contract unless money or other property is distributed as part of the exchange. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisors.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as a variable annuity for tax purposes. We believe that the Funds are being managed so as to comply with these requirements.

There is limited guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the Funds. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the Contract, could be treated as the owner of assets in the funds. We reserve the right to make changes to the Contract we think necessary to see that it qualifies as a variable annuity Contract for tax purposes.

Withholding

We are required to withhold federal income taxes on Income Payments and withdrawals that include taxable income unless the Payee elects not to have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For Income Payments, we will withhold on the taxable portion of Income Payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                               OTHER INFORMATION

American General Life Insurance Company

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office address is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Contracts are AGL's, and AIG has no legal obligation to back those commitments.

AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Guarantee of Insurance Obligations

Insurance obligations under the Contracts are guaranteed by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the Fixed Account. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

AGL expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on Contracts issued prior to termination of the American Home guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG and an affiliate of AGL.

Distribution of the Contract

Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or (2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

American General Equity Services Corporation ("AGESC") is the principal underwriter and distributor of the Contracts. AGESC is located at #1 Franklin Square, Springfield, Illinois 62713. AGESC is a Delaware corporation and an affiliate of American General Life Insurance Company (AGESC is an indirect wholly-owned subsidiary of AIG). AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC is also the principal underwriter for AGL's Separate Accounts A, VA-1, VA-2 and VL-R, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

AGL offers the Contracts on a continuous basis.

AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for compensation of up to 4.0% of Premium Payments that Owners make.

AGL may agree to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Expenses."

Legal Proceedings

AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

AGESC offered general securities prior to October 1, 2002. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AGL, the Separate Account, its principal underwriter, AGESC, and American Home, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated
Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including AGL, the Separate Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to the receipt of permanent relief, AGL, the Separate Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                             FINANCIAL STATEMENTS

The Financial Statements of AGL, the Separate Account and American Home can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, or call us at 1-800-242-4079.

                                  APPENDIX A

                 HYPOTHETICAL ILLUSTRATIONS OF INCOME PAYMENTS

We have prepared the following tables to show how variable Income Payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly Income Payments would vary over time if the return on assets in the selected Divisions were a uniform gross annual rate of 0%, 4%, 6.31%, 8%, 10%, or 12%. The values would be different from those shown if the returns averaged 0%, 4%, 6.31%, 8%, 10%, or 12%, but fluctuated over and under those averages throughout the years.

The tables reflect the current total separate account annual expenses, which are equivalent to an annual charge of 0.55%. (The values would be lower than those shown if the maximum of 1.25% was used.) The amounts shown in the tables also take into account the arithmetic average of the Funds' management fees and operating expenses at an annual rate of approximately 0.79% of the average daily net assets of the Funds. Actual fees and expenses of the Funds associated with your Contract may be more or less than 0.79%, will vary from year to year, and will depend on your allocation. See the section in this prospectus entitled "Fee Tables" for more complete details. The monthly Income Payments are illustrated on a pre-tax basis. The federal income tax treatment of Income Payment considerations is generally described in the section of this prospectus entitled "Taxes."

The tables show both the gross rate and the net rate. The difference between gross and net rates represents the 0.55% for total separate account annual expenses and the assumed 0.79% for investment management and operating expenses after contractual reimbursement or fee waiver. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 1.31%.

Two sets of tables follow -- one set for a male age 65 and the other for a female age 65. The first table in each set assumes that 100% of the single Premium Payment is allocated to a variable investment option. The second assumes that 50% of the single Premium Payment is allocated to the Fixed Account using the fixed annuity rates we offered on the Payout Option at the time this illustration was prepared. Both sets of tables assume that a lifetime income with ten years certain was purchased.

When part of the single Premium Payment has been allocated to the Fixed Account, the certain minimum Income Payments resulting from this allocation is also shown. The illustrated variable Income Payments use an Assumed Investment Return ("AIR") of 5% per year. Thus, actual net performance greater than 5% per year will result in increasing Income Payments and actual net performance less than 5% per year will result in decreasing Income Payments. We currently offer AIRs of 3.5% and 5%; in the future we may offer alternative Assumed Investment Returns. Fixed Income Payments will not vary from what was elected. Initial monthly Income Payments under a fixed Payout Option are generally higher than initial payments under a variable Payout Option.

These tables show the monthly Income Payments for several hypothetical constant assumed rates of return. Of course, actual investment performance will not be constant and may be volatile, so expect your variable Income Payments to fluctuate. Upon request, and when you are considering a Payout Option, we will furnish a comparable illustration based on your individual circumstances, including purchase rates and the mortality and expense risk charge that would apply.

                          INCOME PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
         Payout Option Selected: Life Annuity with 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $654.08

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $677.87

                                           Monthly Payments
                                  With an Assumed Rate of Return of:
                          ---------------------------------------------------
                                                 Gross
                          ---------------------------------------------------
                          0.00%    4.00%   6.31%   8.00%   10.00%    12.00%
Payment Calendar Attained ------- ------- ------- ------- --------- ---------
 Year     Year     Year                           Net
------- -------- -------- ---------------------------------------------------
                          -1.31%   2.69%   5.00%   6.69%   8.69%     10.69%
                          ------- ------- ------- ------- --------- ---------
   1      2006      65    $654.08 $654.08 $654.08 $654.08 $  654.08 $  654.08
   2      2007      66     614.75  639.66  654.08  664.58    677.04    689.50
   3      2008      67     577.78  625.56  654.08  675.25    700.80    726.83
   4      2009      68     543.03  611.78  654.08  686.09    725.40    766.19
   5      2010      69     510.38  598.29  654.08  697.11    750.87    807.68
   10     2015      74     374.30  535.20  654.08  754.89    892.23  1,051.36
   15     2020      79     274.50  478.76  654.08  817.46  1,060.21  1,368.55
   20     2025      84     201.31  428.27  654.08  885.22  1,259.82  1,781.44

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                   Sex: Male
                                    Age: 65
         Payout Option Selected: Life Annuity with 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $654.08.

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $338.94. The monthly guaranteed payment of $338.94 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $677.87

                                          Monthly Payments
                                 With an Assumed Rate of Return of:
                          -------------------------------------------------
                                                Gross
                          -------------------------------------------------
                          0.00%    4.00%   6.31%   8.00%  10.00%   12.00%
Payment Calendar Attained ------- ------- ------- ------- ------- ---------
 Year     Year     Year                          Net
------- -------- -------- -------------------------------------------------
                          -1.31%   2.69%   5.00%   6.69%  8.69%    10.69%
                          ------- ------- ------- ------- ------- ---------
   1      2006      65    $665.98 $665.98 $665.98 $665.98 $665.98 $  665.98
   2      2007      66     646.31  658.77  665.98  671.23  677.45    683.68
   3      2008      67     627.82  651.72  665.98  676.56  689.34    702.35
   4      2009      68     610.45  644.82  665.98  681.98  701.64    722.03
   5      2010      69     594.12  638.08  665.98  687.49  714.37    742.78
   10     2015      74     526.08  606.54  665.98  716.38  785.05    864.61
   15     2020      79     476.18  578.32  665.98  747.67  869.04  1,023.21
   20     2025      84     439.59  553.07  665.98  781.54  968.85  1,229.66

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                                (100% VARIABLE)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
         Payout Option Selected: Life Annuity with 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $602.47

Illustrative amounts below assume that 100% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance. No minimum dollar amount is guaranteed.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $625.95

                                           Monthly Payments
                                  With an Assumed Rate of Return of:
                          ---------------------------------------------------
                                                 Gross
                          ---------------------------------------------------
                          0.00%    4.00%   6.31%   8.00%   10.00%    12.00%
Payment Calendar Attained ------- ------- ------- ------- --------- ---------
 Year     Year     Year                           Net
------- -------- -------- ---------------------------------------------------
                          -1.31%   2.69%   5.00%   6.69%   8.69%     10.69%
                          ------- ------- ------- ------- --------- ---------
   1      2006      65    $602.47 $602.47 $602.47 $602.47 $  602.47 $  602.47
   2      2007      66     566.24  589.19  602.47  612.14    623.62    635.09
   3      2008      67     532.19  576.20  602.47  621.97    645.51    669.48
   4      2009      68     500.18  563.50  602.47  631.95    668.17    705.74
   5      2010      69     470.10  551.08  602.47  642.10    691.62    743.95
   10     2015      74     344.76  492.97  602.47  695.32    821.83    968.40
   15     2020      79     252.84  440.98  602.47  752.96    976.56  1,260.57
   20     2025      84     185.42  394.48  602.47  815.37  1,160.41  1,640.88

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the fund that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

                          INCOME PAYMENT ILLUSTRATION
                           (50% VARIABLE/50% FIXED)
                       Single Premium Payment: $100,000
                                  Sex: Female
                                    Age: 65
         Payout Option Selected: Life Annuity With 10 Years Guaranteed
                       Frequency of Income Pay: Monthly

Initial Variable monthly Income Payment based on current rates, if 100% variable for Payout Option selected: $602.47

Illustrative amounts below assume that 50% of the single Premium Payment is allocated to a variable Payout Option.

Assumed Investment Return at which monthly variable payments remain constant: 5%

Monthly Income Payments will vary with investment performance, but will never be less than $312.98. The monthly guaranteed payment of $312.98 is being provided by the $50,000 applied under the fixed Payout Option.

For comparison purposes, fixed monthly Income Payment based on current rates, if 100% fixed for Payout Option selected: $625.95

                                          Monthly Payments
                                 With an Assumed Rate of Return of:
                          -------------------------------------------------
                                                Gross
                          -------------------------------------------------
                          0.00%    4.00%   6.31%   8.00%  10.00%   12.00%
Payment Calendar Attained ------- ------- ------- ------- ------- ---------
 Year     Year     Year                          Net
------- -------- -------- -------------------------------------------------
                          -1.31%   2.69%   5.00%   6.69%  8.69%    10.69%
                          ------- ------- ------- ------- ------- ---------
   1      2006      65    $614.21 $614.21 $614.21 $614.21 $614.21 $  614.21
   2      2007      66     596.09  607.57  614.21  619.05  624.78    630.52
   3      2008      67     579.07  601.08  614.21  623.96  635.73    647.72
   4      2009      68     563.07  594.73  614.21  628.95  647.06    665.84
   5      2010      69     548.03  588.52  614.21  634.03  658.79    684.95
   10     2015      74     485.36  559.46  614.21  660.64  723.89    797.17
   15     2020      79     439.39  533.47  614.21  689.45  801.25    943.26
   20     2025      84     405.69  510.22  614.21  720.66  893.18  1,133.41

The assumed rates of return shown above are illustrative only and are not a representation of past or future performance. Actual performance results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by the Contract Owner and the various rates of return of the funds selected. The amount of the Income Payment would be different from that shown if the actual performance averaged the assumed rates of return shown above over a period of years, but also fluctuated above or below those averages during the years and from year to year. Since it is highly likely that the performance will fluctuate from month to month, monthly Income Payments (based on the variable account) will also fluctuate. No representation can be made by the Company or the funds that this hypothetical performance can be achieved for any one year or sustained over any period of time.

Notes: Income Payments are made during the Annuitant's lifetime. Benefits vary depending on the Payout Option selected. The hypothetical performance above illustrates a lifetime income with 10 years of payments certain. If the Annuitant dies before payments have been made for the certain period, payments will continue to be paid to the Beneficiary for the remainder of the period. The cumulative amount of Income Payments received depends on how long the Annuitant lives after the certain period.

The illustrated net assumed rates of return reflect the deduction of average fund expenses, the mortality and expense risk charge and administrative charge from the gross rates of return. The illustration assumes annuity starting date is the contract date.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION.......................................................  3
   AGL....................................................................  3
   Separate Account D.....................................................  3
   American Home Assurance Company........................................  3
SERVICES..................................................................  4
DISTRIBUTION OF THE CONTRACTS.............................................  4
PERFORMANCE INFORMATION...................................................  5
   Performance Data.......................................................  5
       Average Annual Total Return Calculations...........................  5
       Fund Performance Calculations......................................  8
       VALIC Co. I Money Market I Fund Investment Option Yield and
         Effective Yield Calculations..................................... 10
CONTRACT PROVISIONS....................................................... 10
   Variable Income Payments............................................... 10
   Annuity Income Unit Value.............................................. 11
   Net Investment Factor.................................................. 11
   Misstatement of Age or Gender.......................................... 12
   Evidence of Survival................................................... 12
ADDITIONAL INFORMATION ABOUT THE CONTRACTS................................ 12
   Gender neutral policies................................................ 12
   Certain Arrangements................................................... 12
   Our General Account.................................................... 12
MATERIAL CONFLICTS........................................................ 13
FINANCIAL STATEMENTS...................................................... 14
   Separate Account Financial Statements.................................. 14
   AGL Financial Statements............................................... 14
   American Home Financial Statements..................................... 14
   Index to Financial Statements.......................................... 14

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2006 American International Group, Inc. All rights reserved.

AGLC0375 Rev0306

[LOGO] AIG AMERICAN GENERAL

For additional information about the Platinum Investor(R) Immediate Variable Annuity Contracts and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Contract or Fund prospectuses if you write us at our Administrative Center, which is located at 2727-A Allen Parkway, Houston, Texas 77019, Attention: SPIA Operations, 2-D1, or call us at 1-800-242-4079. You may also obtain the SAI from an insurance representative through which the Contracts may be purchased. Additional information about the Platinum Investor Immediate Variable Annuity Contracts is available to individuals considering purchasing a Contract, upon request to the same address or phone number printed above.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F. Street NE, Washington, D.C. 20549.

Contracts issued by:

American General Life Insurance Company
A member company of American International Group, Inc.
2727-A Allen Parkway, Houston, TX 77019

Platinum Investor Immediate Variable Annuity
Contract Form Number 03017 or 03017-A

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are its responsibility. American General Life Insurance Company is responsible for its own financial condition and contractual obligations. AGL does not solicit business in the state of New York. The Policies are not available in all states.

            [LOGO] IMSA INSURANCE MARKETPLACE STANDARDS ASSOCIATION

Membership in IMSA applies only to American General Life Insurance Company and not to its products.

(C) 2006 American International Group, Inc. All rights reserved. ICA File No. 811-02441

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                 PLATINUM INVESTOR(R) IMMEDIATE VARIABLE ANNUITY

               SINGLE PREMIUM IMMEDIATE VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                              SPIA OPERATIONS 2-D1

                    P.O. BOX 3018, HOUSTON, TEXAS 77019-2116

                 TELEPHONE: 1-800-242-4079; FAX: 1-713-620-3139

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2006

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account D (the "Separate Account" or "Separate Account D") dated May 1, 2006, describing the Platinum Investor Immediate Variable Annuity ("Platinum Investor Annuity") single premium immediate variable annuity contract (the "Contract" or "Contracts"). The Contract prospectus sets forth information that a prospective investor should know before investing. For a copy of the Contract prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL") at the address or telephone number given above. Each term used in this SAI has the same meaning as is defined in the Contract prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3

  AGL..........................................................................3
  Separate Account D...........................................................3
  American Home Assurance Company..............................................3

SERVICES.......................................................................4

DISTRIBUTION OF THE CONTRACTS..................................................4

PERFORMANCE INFORMATION........................................................5

  Performance Data.............................................................5
    Average Annual Total Return Calculations...................................5
    Fund Performance Calculations..............................................8
    VALIC Company I Money Market I Fund Investment Option Yield and
      Effective Yield Calculations............................................10

CONTRACT PROVISIONS...........................................................10

  Variable Income Payments....................................................10
  Annuity Income Unit Value...................................................11
  Net Investment Factor.......................................................11
  Misstatement of Age or Gender...............................................12
  Evidence of Survival........................................................12

ADDITIONAL INFORMATION ABOUT THE CONTRACTS....................................12

    Gender neutral policies...................................................12
    Certain Arrangements......................................................12
    Our General Account.......................................................12

MATERIAL CONFLICTS............................................................13

FINANCIAL STATEMENTS..........................................................14

  Separate Account Financial Statements.......................................14
  AGL Financial Statements....................................................14
  American Home Financial Statements..........................................14

INDEX TO FINANCIAL STATEMENTS.................................................14

                               GENERAL INFORMATION

AGL

     We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

     AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

Separate Account D

     We hold the Fund shares in which any of your single premium payment is invested in the divisions of Separate Account D. Separate Account D is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on November 19, 1973 under Texas law.

     For record keeping and financial reporting purposes, Separate Account D is divided into 102 separate "divisions," 45 of which are available under the Contracts offered by the Contract prospectus as variable "investment options." Some of these 45 and the remaining 57 divisions are offered under other AGL contracts. We hold the Fund shares in which we invest your single premium payment for an investment option in the division that corresponds to that investment option.

     The assets in Separate Account D are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Contracts. AGL is obligated to pay all amounts under the Contracts due the Contract Owners. We act as custodian for the Separate Account's assets.

American Home Assurance Company

     American Home Assurance Company ("American Home") is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG and an affiliate of AGL.

                                    SERVICES

     AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AGL paid AGLC for these services $317,771,939, $329,659,308 and $299,019,857, respectively.

     We have not designed the Contracts for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE CONTRACTS

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. AGESC, as the principal underwriter and distributor, is not paid any fees on the Contracts.

     The Contracts are offered on a continuous basis.

     Individuals who sell the Contracts will be licensed by State insurance authorities as agents of AGL. The individuals will also be registered representatives of (1) broker-dealer firms that are affiliated with AGL, or (2) other broker-dealer firms, which are not affiliated with AGL. However, some individuals may be representatives of firms that are exempt from broker-dealer regulation.

     AGL compensates broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for commissions of up to 4.0% of Premium Payments that Contract Owners make.

     AGL has also agreed to pay certain broker-dealers an additional promotional allowance. This promotional allowance compensates these certain broker-dealers for additional training and promotional expenses incurred in the promotion and sale of the Contracts. None of these distribution expenses results in any additional charges under the Contracts that are not described in the Contract prospectus under "Expenses."

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of Separate Account D in advertisements, sales literature, or reports to Contract Owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Contract Owner's Income Payments. We also may present the yield or total return of the division based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the sales charge, and withdrawal charge. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable annuity separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Contract and is not illustrative of how actual investment performance would affect the benefits under your Contract. You should not consider such performance information to be an estimate or guarantee of future performance.

Performance Data

     The following tables show the past performance data for the Contracts. The first table shows the average annual total return calculations of the variable investment options. The first table includes all of the noninsurance charges: one-time contract charge, mortality and expense risk charge, administrative charge, premium tax charge, sales charge, and withdrawal charge.

     The second table shows the average annual total returns of the Funds underlying the variable investment options. The second table does not reflect any charges of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

     Average Annual Total Return Calculations. Each variable investment option may advertise its average annual total return. We calculate each variable investment option's average annual total return quotation under the following standard method:

     . We take a hypothetical $10,000 investment in each variable investment option on the first day of the period at the maximum offering price ("Initial Investment").

     . We calculate the ending redeemable value ("Redeemable Value") of that investment at the end of the 1, 3, 5 and 10 year period. If the Average Annual Total Return for a variable investment option is not available for a stated period, we may show the Average Annual Total Return since the variable investment option inception. The Redeemable Value reflects the effect of the one-time contract charge, mortality and expense risk charge, the administrative charge, the premium tax charge, the sales charge and the withdrawal charge.

     .    We divide the Redeemable Value by the Initial Investment.

     . We take this quotient to the Nth root (N representing the number of years in the period), subtract 1 from the result, and express the result as a percentage.

     Average annual total return quotations for the variable investment options for the period ended December 31, 2005 are shown in the table below.

             Variable Investment Option Average Annual Total Returns
      with deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2005)

                                                                                                          Since         Investment
                                                                                                        Investment        Option
                                                                                                          Option        Inception
Investment Option                                   1 year/1,2/  3 years/2/  5 years/2/  10 years/2/  Inception/1,2/       Date
-----------------                                   -----------  ----------  ----------  -----------  --------------  -------------
AIM V.I. International Growth Fund - Series I             17.28%        N/A         N/A          N/A            3.95%    01/15/2004
   Shares
Alger American Leveraged AllCap Portfolio                 13.82%        N/A         N/A          N/A           11.35%    01/15/2004
   - Class O Shares
Alger American MidCap Growth Portfolio                     9.22%        N/A         N/A          N/A           11.16%    01/15/2004
   - Class O Shares
American Century VP II Inflation Protection Fund           1.01%        N/A         N/A          N/A            4.23%    01/15/2004
American Century VP Value Fund                             4.46%        N/A         N/A          N/A            8.66%    01/15/2004
Credit Suisse Trust Small Cap Growth Portfolio            -3.21%        N/A         N/A          N/A           -1.35%    01/15/2004
Fidelity VIP Asset Manager(SM) Portfolio                   3.21%        N/A         N/A          N/A            2.38%    01/15/2004
   - Service Class 2
Fidelity VIP Contrafund(R) Portfolio                      16.01%        N/A         N/A          N/A            6.31%    01/15/2004
   - Service Class 2
Fidelity VIP Equity-Income Portfolio                       4.99%        N/A         N/A          N/A            3.63%    01/15/2004
   - Service Class 2
Fidelity VIP Freedom 2020 Portfolio - Service               N/A         N/A         N/A          N/A             N/A         N/A
   Class 2
Fidelity VIP Freedom 2025 Portfolio - Service               N/A         N/A         N/A          N/A             N/A         N/A
   Class 2
Fidelity VIP Freedom 2030 Portfolio - Service               N/A         N/A         N/A          N/A             N/A         N/A
   Class 2
Fidelity VIP Growth Portfolio - Service Class 2            4.93%        N/A         N/A          N/A           -6.47%    01/15/2004
Fidelity VIP Mid Cap Portfolio - Service Class 2          17.37%        N/A         N/A          N/A           24.65%    01/15/2004
Franklin Templeton VIP Templeton Foreign                   9.57%        N/A         N/A          N/A            3.27%    01/15/2004
   Securities Fund - Class 2
Franklin Templeton VIP Mutual Shares Securities            9.95%        N/A         N/A          N/A           12.98%    01/15/2004
   Fund - Class 2

                                        6

             Variable Investment Option Average Annual Total Returns
      with deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2005)

                                                                                                          Since         Investment
                                                                                                        Investment        Option
                                                                                                          Option        Inception
Investment Option                                   1 year/1,2/  3 years/2/  5 years/2/  10 years/2/  Inception/1,2/       Date
-----------------                                   -----------  ----------  ----------  -----------  --------------  -------------
Franklin Templeton VIP Franklin Small Cap                  8.17%        N/A         N/A          N/A           14.92%    01/15/2004
   Value Securities Fund - Class 2
Franklin Templeton VIP Franklin U.S. Government            1.84%        N/A         N/A          N/A            3.44%    01/15/2004
   Fund - Class 2
Janus Aspen International Growth Portfolio -              31.22%        N/A         N/A          N/A            3.20%    01/15/2004
   Service Shares
Janus Aspen Mid Cap Growth Portfolio - Service            11.41%        N/A         N/A          N/A           -9.86%    01/15/2004
   Shares
JPMorgan Small Company Portfolio                           2.85%        N/A         N/A          N/A            6.57%    01/15/2004
MFS(R) VIT New Discovery Series - Initial Class            4.67%        N/A         N/A          N/A           -1.20%    01/15/2004
MFS(R) VIT Research Series - Initial Class                 7.21%        N/A         N/A          N/A           -1.93%    01/15/2004
Neuberger Berman AMT Mid-Cap Growth Portfolio             13.12%        N/A         N/A          N/A           -1.06%    01/15/2004
Oppenheimer Balanced Fund/VA - Non Service                 3.32%        N/A         N/A          N/A            8.20%    01/15/2004
   Shares
Oppenheimer Global Securities Fund/VA - Non               13.68%        N/A         N/A          N/A           19.81%    01/15/2004
   Service Shares
PIMCO VIT CommodityRealReturn Strategy Portfolio -          N/A         N/A         N/A          N/A             N/A        N/A
  Administrative Class
PIMCO VIT Real Return Portfolio - Administrative           1.53%        N/A         N/A          N/A            8.60%    01/15/2004
   Class
PIMCO VIT Short-Term Portfolio - Administrative            1.94%        N/A         N/A          N/A            2.50%    01/15/2004
   Class
PIMCO VIT Total Return Portfolio - Administrative          1.89%        N/A         N/A          N/A            5.46%    01/15/2004
   Class
Pioneer Mid Cap Value VCT Portfolio -                       N/A         N/A         N/A          N/A             N/A        N/A
   Class I Shares
Putnam VT Diversified Income Fund - Class IB               2.49%        N/A         N/A          N/A            6.84%    01/15/2004
Putnam VT International Growth and Income Fund            13.48%        N/A         N/A          N/A            5.49%    01/15/2004
   - Class IB
SunAmerica ST Aggressive Growth Portfolio -                8.14%        N/A         N/A          N/A           12.46%    01/15/2004
   Class 1 Shares
SunAmerica ST SunAmerica Balanced Portfolio                1.34%        N/A         N/A          N/A            4.77%    01/15/2004
   - Class 1 Shares
VALIC Co. I International Equities Fund                   16.34%        N/A         N/A          N/A            4.92%    01/15/2004
VALIC Co. I Mid Cap Index Fund                            11.58%        N/A         N/A          N/A            9.90%    01/15/2004
VALIC Co. I Money Market I Fund                            2.17%        N/A         N/A          N/A            2.44%    01/15/2004
VALIC Co. I Nasdaq-100(R) Index Fund                       0.69%        N/A         N/A          N/A          -10.18%    01/15/2004
VALIC Co. I Science & Technology Fund                      2.76%        N/A         N/A          N/A          -13.50%    01/15/2004
VALIC Co. I Small Cap Index Fund                           3.70%        N/A         N/A          N/A            7.20%    01/15/2004
VALIC Co. I Stock Index Fund                               3.99%        N/A         N/A          N/A            9.31%    01/15/2004
Van Kampen LIT Growth and Income Portfolio                 9.38%        N/A         N/A          N/A           10.36%    01/15/2004
   - Class I Shares
Vanguard(R) VIF High Yield Bond Portfolio                  2.19%        N/A         N/A          N/A            6.47%    01/15/2004
Vanguard VIF REIT Index Portfolio                         11.22%        N/A         N/A          N/A           24.95%    01/15/2004

----------
* The performance figures in the table reflect the investment performance for the Division for the stated periods and should not be used to infer that future performance will be the same.

     /1/ As of December 31, 2005, the following Divisions had not commenced operations: Fidelity VIP Freedom 2020 Portfolio Service Class 2, Fidelity VIP Freedom 2025 Portfolio - Service Class 2, Fidelity VIP Freedom 2030 Portfolio - Service Class 2, PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class and Pioneer Mid Cap Value VCT Portfolio - Class I Shares. Accordingly, there are no Total Return Calculations for these Divisions.

     /2/ "N/A" indicates data is not available for the stated period. None of the investment options has an inception date earlier than January 15, 2004, the effective date of the registration statement.

          Fund Performance Calculations. Each variable investment option may advertise the performance for the corresponding Fund in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Fund in which the variable investment option invests may pre-date the effective date of the variable investment option being offered in the Contract.

          The table below provides the actual historical performance of the corresponding Fund in which each of these variable investment options invests. Unlike the previous table of variable investment option average annual total return calculations, the information in the table below does not reflect the charges and deductions of the Separate Account or of the Contracts. If these charges were reflected, then the Fund average annual total return calculations would be lower than what is currently shown.

                        Fund Average Annual Total Returns
    Without deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2005)


                                                                                                                             Fund
                                                                                                          Since Fund      Inception
Fund                                                1 year     3 years/1/    5 years/1/    10 years/1/   Inception/2/        Date
----                                                -------    ----------   -----------   ------------   ------------   ------------
AIM V.I. International Growth Fund - Series I         17.93%        23.58%         4.01%          7.49%             *     05/05/1993
   Shares
Alger American Leveraged AllCap Portfolio             14.45%        18.60%        -1.51%         10.13%             *     01/25/1995
   - Class O Shares
Alger American MidCap Growth Portfolio                 9.82%        22.42%         3.86%         11.30%             *     05/03/1993
   - Class O Shares
American Century VP II Inflation Protection Fund       1.56%         4.30%          N/A            N/A           4.30%    12/31/2002
American Century VP Value Fund                         5.03%        15.68%         8.83%           N/A          10.61%    05/01/1996
Credit Suisse Trust Small Cap Growth Portfolio        -2.68%        17.03%        -2.24%          4.69%             *     06/30/1995
Fidelity VIP Asset Manager(SM) Portfolio               3.78%         8.70%         2.24%          6.54%             *     09/06/1989
   - Service Class 2
Fidelity VIP Contrafund(R) Portfolio                  16.65%        19.86%         6.38%         11.91%             *     01/03/1995
   - Service Class 2
Fidelity VIP Equity-Income Portfolio                   5.57%        15.15%         3.69%          8.44%             *     10/09/1986
   - Service Class 2
Fidelity VIP Freedom 2020 Portfolio - Service           N/A           N/A           N/A            N/A          11.17%    04/26/2005
   Class 2
Fidelity VIP Freedom 2025 Portfolio - Service           N/A           N/A           N/A            N/A          12.07%    04/26/2005
   Class 2
Fidelity VIP Freedom 2030 Portfolio - Service           N/A           N/A           N/A            N/A          13.16%    10/09/1986
   Class 2
Fidelity VIP Growth Portfolio - Service Class 2        5.50%        12.98%        -3.76%          7.10%             *     10/09/1986
Fidelity VIP Mid Cap Portfolio - Service Class 2      18.02%        26.70%        12.04%           N/A          20.11%    12/28/1998

                        Fund Average Annual Total Returns
    Without deduction of any applicable Separate Account or Contract charges
                           (through December 31, 2005)

                                                                                                                             Fund
                                                                                                          Since Fund      Inception
Fund                                                1 year     3 years/1/    5 years/1/    10 years/1/   Inception/2/        Date
----                                                -------    ----------   -----------   ------------   ------------   ------------
Franklin Templeton VIP Templeton Foreign              10.17%        19.96%         3.39%          8.14%             *     05/01/1992
   Securities Fund - Class 2
Franklin Templeton VIP Mutual Shares Securities       10.55%        15.94%         8.03%           N/A           9.58%    11/08/1996
   Fund - Class 2
Franklin Templeton VIP Franklin Small Cap              8.77%        21.15%        12.92%           N/A           8.07%    05/01/1998
   Value Securities Fund - Class 2
Franklin Templeton VIP Franklin U.S. Government        2.40%         2.70%         5.00%          5.52%             *     03/14/1989
   Fund - Class 2
Janus Aspen International Growth Portfolio -          31.94%        28.19%         3.67%         12.92%             *     05/02/1994
   Service Shares
Janus Aspen Mid Cap Growth Portfolio - Service        12.03%        22.07%        -4.61%          6.94%             *     09/13/1993
   Shares
JPMorgan Small Company Portfolio                       3.42%        21.38%         5.20%          8.81%             *     12/31/1994
MFS(R) VIT New Discovery Series - Initial Class        5.25%        14.45%        -0.54%           N/A           7.09%    05/01/1998
MFS(R) VIT Research Series - Initial Class             7.80%        15.91%        -1.54%          7.09%             *     07/26/1995
Neuberger Berman AMT Mid-Cap Growth Portfolio         13.74%        19.21%        -2.04%           N/A           9.49%    11/03/1997
Oppenheimer Balanced Fund/VA - Non Service             3.89%        12.64%         5.53%          8.44%             *     02/09/1987
   Shares
Oppenheimer Global Securities Fund/VA - Non           14.31%        24.89%         5.94%         13.84%             *     11/12/1990
   Service Shares
PIMCO VIT CommodityRealReturn Strategy                19.08%          N/A           N/A            N/A          17.12%    06/30/2004
   Portfolio - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative       2.09%         6.57%         9.34%           N/A           9.68%    09/30/1999
   Class
PIMCO VIT Short-Term Portfolio - Administrative        2.52%         1.95%         3.05%           N/A           3.68%    09/30/1999
   Class
PIMCO VIT Total Return Portfolio - Administrative      2.45%         4.12%         5.94%           N/A           5.94%    12/31/1997
   Class
Pioneer Mid Cap Value VCT Portfolio -                  7.88%        21.90%        11.36%         12.15%             *     03/01/1995
   Class I Shares
Putnam VT Diversified Income Fund - Class IB           3.05%        10.50%         8.17%          5.60%             *     09/15/1993
Putnam VT International Growth and Income Fund        14.10%        23.92%         5.38%           N/A           9.00%    01/02/1997
   - Class IB
SunAmerica ST Aggressive Growth Portfolio -            8.73%        17.73%        -3.45%           N/A           6.48%    06/03/1996
   Class 1 Shares
SunAmerica ST SunAmerica Balanced Portfolio            1.89%         7.80%        -1.59%           N/A           5.94%    06/03/1996
   - Class 1 Shares
VALIC Co. I International Equities Fund               16.98%        21.36%         2.52%          4.60%             *     10/02/1989
VALIC Co. I Mid Cap Index Fund                        12.20%        20.72%         8.20%         13.98%             *     10/01/1991
VALIC Co. I Money Market I Fund                        2.72%         1.37%         1.80%          3.50%             *     01/16/1986
VALIC Co. I Nasdaq-100(R) Index Fund                   1.24%        18.48%        -7.06%           N/A         -13.76%    10/01/2000
VALIC Co. I Science & Technology Fund                  3.33%        16.41%       -11.11%          2.00%             *     04/29/1994
VALIC Co. I Small Cap Index Fund                       4.27%        21.65%         7.77%          9.09%             *     05/01/1992
VALIC Co. I Stock Index Fund                           4.56%        13.99%         0.18%          8.75%             *     04/20/1987
Van Kampen LIT Growth and Income Portfolio             9.99%        17.22%         5.34%           N/A          11.10%    12/23/1996
   - Class I Shares
Vanguard(R) VIF High Yield Bond Portfolio              2.75%         9.23%         6.44%           N/A           6.02%    06/03/1996
Vanguard VIF REIT Index Portfolio                     11.83%        25.52%        18.08%           N/A          16.31%    02/09/1999

----------
1    "N/A" indicates data is not available for the stated period.
2 "*" indicates SEC rules that require us to show return information for no more than 10 years.
                                        9

     VALIC Company I Money Market I Fund Investment Option Yield and Effective Yield Calculations. We calculate the VALIC Company I Money Market I Fund Investment Option's yield by a standard method that the SEC prescribes. Under that method, we base the current yield quotation on a seven day period and calculate that yield as follows:

     . We take the net change in the value of your single premium payment during the period.

     . We divide that net change by the value of your single premium payment at the beginning of the period to obtain the base period return.

     . We multiply the base period return by the fraction 365/7 to obtain the current yield figure.

     . We carry the current yield figure to the nearest one-hundredth of one percent.

     We do not include realized capital gains or losses and unrealized appreciation or depreciation of the Option's division in the calculation. The VALIC Company I Money Market I Fund Investment Option's historical yield for the seven day period ended December 31, 2005 was 2.14%.

     We determine the VALIC Company I Money Market I Fund Investment Option's effective yield by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1) raised to the power of (365/7) - 1. The VALIC Company I Money Market I Fund Investment Option's historical effective yield for the seven day period ended December 31, 2005 was 2.16%. Yield and effective yield do not reflect the deduction of any Separate Account or Contract charges.

         The yield and effective yield calculations above do not reflect the Daily charge (mortality and expense risk charge) or any other charges and deductions of the Separate Account or of the Contracts. If these charges had been reflected, then the yield and effective yield calculations would have been lower than what is currently shown.

                               CONTRACT PROVISIONS

Variable Income Payments

     A variable annuity is an annuity whose payments are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable divisions. When you pay your single premium payment, we calculate the number of Annuity Income Units associated with each Income Payment determined by our currently used rate factor and the Annuity Income Unit Values.

Annuity Income Unit Value

     The value of an Annuity Income Unit for each division was arbitrarily set initially at $100 for the Contracts. This was done when the first underlying Fund shares were purchased for the Contracts. The Annuity Income Unit Value at the end of any subsequent Valuation Period is determined by multiplying the division's Annuity Income Unit Value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

     (a) is the net investment factor (described below) for the Valuation Period for which the Annuity Income Unit Value is being determined; and

     (b) is the Assumed Investment Return for such Valuation Period.

     The Assumed Investment Return adjusts for the rate of return assumed in determining the first variable Income Payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the Assumed Investment Return rate.

Net Investment Factor

     The net investment factor is used to determine how investment results of a Fund and Contract fees and charges affect the Annuity Income Unit Value of the division from one Valuation Period to the next. The net investment factor for each division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

     (a) is equal to:

         (i) the net asset value per share of the underlying Fund held in the division determined at the end of that Valuation Period, plus

         (ii) the per share amount of any dividend or capital gain distribution made by the underlying Fund held in the division if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

         (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the division.

     (b) is equal to:

         (i) the net asset value per share of the underlying Fund held in the division determined as of the end of the prior Valuation Period, plus or minus

         (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

     (c) is equal to the mortality and expense risk charge rate and administrative charge rate for the Valuation Period.

     The net investment factor may be greater or less than the Assumed Investment Return. Therefore, the Annuity Income Unit Value may increase or decrease from Valuation Period to Valuation Period.

Misstatement of Age or Gender

     We will require proof of the age and gender of the Annuitant before making any Income Payment provided for by the Contract. If the age or gender of the Annuitant has been misstated, we will compute the amount payable based on the correct age and gender. If Income Payments have begun, any underpayment that may have been made will be paid in full with the next Income Payments, including interest at the annual rate of 3%. Any overpayments, including interest at the annual rate of 3% will be deducted from future annuity payments until we are repaid in full.

Evidence of Survival

     If a Contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

                   ADDITIONAL INFORMATION ABOUT THE CONTRACTS

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer Contracts for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we reserve the right to offer the Contracts on both a gender-neutral and a sex-distinct basis subject to state and other regulatory approval.

     Certain Arrangements. Most of the advisers or administrators of the Funds make certain payments to us for certain administrative, Contract, and Contract owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.24% to 1.26% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

     Our General Account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your

Contract's Fixed Account. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC have not reviewed the disclosures that are included in the Contract prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using underlying Funds for both variable life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an underlying Fund changes; or

     . voting instructions given by owners of variable life insurance contracts and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the underlying Funds involved from investment by our variable investment options. We may take other action to protect Contract Owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an underlying Fund's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to Contract Owners.

     Under the Investment Company Act of 1940, we must get your approval for certain actions involving our Separate Account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable investment options not credited to Contracts in the same proportion as votes cast by Contract Owners.

                              FINANCIAL STATEMENTS

     In 2002, due to AIG's acquisition of AGL and its affiliated companies, AGL changed its independent auditor from Ernst & Young LLP, located at 1401 McKinney Street, Suite 1200, 5 Houston Center, Houston, Texas 77010 to PricewaterhouseCoopers LLP ("PwC") located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678. AIG has been using PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AGL Financial Statements

     The consolidated balance sheets of AGL as of December 31, 2005 and 2004 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

American Home Financial Statements

     The statutory statement of admitted assets, liabilities, capital and surplus of American Home as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

                          INDEX TO FINANCIAL STATEMENTS

     You should consider the financial statements of AGL that we include in this SAI primarily as bearing on the ability of AGL to meet its obligations under the Contracts.

     You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Contracts.


I.  Separate Account D 2005 Financial Statements                                                               Page
    --------------------------------------------                                                               -------
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm............................ D - 1
Statement of Net Assets as of December 31, 2005................................................................ D - 2
Statement of Operations for the year ended December 31, 2005................................................... D - 4
Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004.............................. D - 6
Notes to Financial Statements.................................................................................. D - 32

II. AGL 2005 Consolidated Financial Statements                                                                 Page
    ------------------------------------------                                                                 -------

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm............................ F - 1
Consolidated Balance Sheets as of December 31, 2005 and 2004 (restated)........................................ F - 2
Consolidated Statements of Income for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated)....................................................... F - 4
Consolidated Statements of Shareholder's Equity for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated)....................................................... F - 5
Consolidated Statements of Comprehensive Income for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated)....................................................... F - 6
Consolidated Statements of Cash Flows for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated)....................................................... F - 7
Notes to Consolidated Financial Statements..................................................................... F - 9

III. American Home Financial Statements (Statutory Basis)                                                       Page
     ----------------------------------------------------                                                       -------

Report of PricewaterhouseCoopers LLP, Independent Auditors.....................................................   2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2005 and 2004...............................   3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2005 and 2004..............   4
Statements of Income and Changes in Capital and Surplus (Statutory Basis) for the years ended December 31, 2005
  and 2004.....................................................................................................   5
Statements of Cash Flow (Statutory Basis) for the years ended December 31, 2005 and 2004.......................   6
Notes to Statutory Basis Financial Statements..................................................................   7


[LOGO] AIG AMERICAN GENERAL

                                                               Variable Annuity
                                                             Separate Account D

                                                                           2005
                                                                  Annual Report

                                                              December 31, 2005

                                        American General Life Insurance Company
                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002-5678
Telephone (713) 356-4000
Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D (the "Separate Account") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion. The financial highlights as of and for the year ended December 31, 2001 were audited by other independent auditors whose report dated March 7, 2002 expressed an unqualified opinion thereon.

PRICEWATERHOUSECOOPERS LLP

April 5, 2006

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
December 31, 2005

                                                                Due from (to)              Contract   Contract     Net assets
                                                  Investment   American General            owners -   owners -   attributable to
                                                 securities -   Life Insurance             annuity  accumulation contract owner
Divisions                                        at fair value     Company      Net Assets reserves   reserves      reserves
------------------------------------------------ ------------- ---------------- ---------- -------- ------------ ---------------
AIM V.I. International Growth Fund - Series I     $2,450,961         $ (1)      $2,450,960   $209    $2,450,751    $2,450,960
AIM V.I. Premier Equity Fund - Series I            6,150,359           --        6,150,359    168     6,150,191     6,150,359
Alger American Leveraged AllCap Portfolio -
  Class O Shares                                         180           --              180    180            --           180
Alger American MidCap Growth Portfolio -
  Class O Shares                                         180           (1)             179    179            --           179
American Century VP Inflation Protection Fund
  - Class II                                             163           --              163    163            --           163
American Century VP Value Fund - Class I           2,694,313           (1)       2,694,312    172     2,694,140     2,694,312
Credit Suisse Small Cap Growth Portfolio             628,886           (1)         628,885    154       628,731       628,885
Dreyfus IP MidCap Stock Portfolio - Initial
  shares                                           1,079,714           (1)       1,079,713    185     1,079,528     1,079,713
The Dreyfus Socially Responsible Growth Fund,
  Inc. - Initial shares                            2,200,322           --        2,200,322     --     2,200,322     2,200,322
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares                                   3,594,950           --        3,594,950    172     3,594,778     3,594,950
Dreyfus VIF Quality Bond Portfolio - Initial
  shares                                           5,563,497           --        5,563,497    165     5,563,332     5,563,497
Evergreen VA High Income Fund - Class 1            5,387,853           --        5,387,853     --     5,387,853     5,387,853
Evergreen VA Strategic Income Fund - Class 1              --           --               --     --            --            --
Fidelity VIP Asset Manager Portfolio - Initial
  Class                                              124,770            1          124,771     --       124,771       124,771
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                          1,061,012           --        1,061,012    164     1,060,848     1,061,012
Fidelity VIP Contrafund Portfolio - Service
  Class 2                                          3,617,233           --        3,617,233    193     3,617,040     3,617,233
Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                          3,679,123           --        3,679,123    173     3,678,950     3,679,123
Fidelity VIP Growth Portfolio - Service Class 2    2,455,945           (1)       2,455,944    164     2,455,780     2,455,944
Fidelity VIP Index 500 Portfolio - Initial Class      73,329           --           73,329     --        73,329        73,329
Fidelity VIP Mid Cap Portfolio - Service Class 2         213           --              213    213            --           213
Fidelity VIP Overseas Portfolio - Initial Class       33,413           --           33,413     --        33,413        33,413
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2                              189           (1)             188    188            --           188
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2                                         161           --              161    161            --           161
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2                                         184           (1)             183    183            --           183
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2                        1,628,521           --        1,628,521    190     1,628,331     1,628,521
Franklin Templeton - Templeton Global Asset
  Allocation Fund - Class 2                        1,998,242           --        1,998,242     --     1,998,242     1,998,242
Goldman Sachs Capital Growth Fund                    154,831           (1)         154,830     --       154,830       154,830
Janus Aspen Series International Growth
  Portfolio - Service Shares                         505,918           --          505,918    240       505,678       505,918
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares                                     878,051           --          878,051    190       877,861       878,051
Janus Aspen Series Worldwide Growth Portfolio
  - Service Shares                                   522,298           (1)         522,297    173       522,124       522,297
JPMorgan Mid Cap Value Portfolio                         187           --              187    187            --           187
JPMorgan Small Company Portfolio                     442,256           (1)         442,255    183       442,072       442,255
LEVCO Equity Value Fund                               41,488           --           41,488     --        41,488        41,488
MFS VIT Capital Opportunities Series - Initial
  Class                                            1,471,931           (1)       1,471,930    169     1,471,761     1,471,930
MFS VIT Emerging Growth Series - Initial Class     4,647,976           (1)       4,647,975    181     4,647,794     4,647,975
MFS VIT New Discovery Series - Initial Class         686,906           --          686,906    171       686,735       686,906
MFS VIT Research Series - Initial Class              960,037           --          960,037    182       959,855       960,037
Navellier Growth Portfolio                                --           --               --     --            --            --
Neuberger Berman AMT Balanced Portfolio -
  Class I                                              8,784           --            8,784     --         8,784         8,784
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I                                873,352           --          873,352    190       873,162       873,352
Neuberger Berman AMT Partners Portfolio -
  Class I                                                 --           --               --     --            --            --
Oppenheimer Balanced Fund/VA - Non-Service
  Shares                                                 174           (1)             173    173            --           173
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares                                     202           --              202    202            --           202
PIMCO VIT Real Return Portfolio -
  Administrative Class                             4,090,915           (1)       4,090,914    167     4,090,747     4,090,914
PIMCO VIT Short-Term Portfolio -
  Administrative Class                             1,228,709          (22)       1,228,687    158     1,228,529     1,228,687
PIMCO VIT Total Return Portfolio -
  Administrative Class                             3,752,964           --        3,752,964    164     3,752,800     3,752,964
Pioneer Fund VCT Portfolio - Class I               1,695,800           --        1,695,800     --     1,695,800     1,695,800
Pioneer Growth Opportunities VCT Portfolio -
  Class I                                          2,465,661           --        2,465,661     --     2,465,661     2,465,661
Putnam VT Diversified Income Fund - Class IB             171           (1)             170    170            --           170
Putnam VT Growth and Income Fund - Class IB        2,704,936           --        2,704,936    173     2,704,763     2,704,936
Putnam VT International Growth and Income
  Fund - Class IB                                    862,247           (1)         862,246    200       862,046       862,246
Royce Small-Cap Portfolio                          1,514,045           --        1,514,045     --     1,514,045     1,514,045

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
December 31, 2005

                                                        Due from (to)                Contract   Contract     Net assets
                                          Investment   American General              owners -   owners -   attributable to
                                         securities -   Life Insurance               annuity  accumulation contract owner
Divisions                                at fair value     Company       Net Assets  reserves   reserves      reserves
---------------------------------------- ------------- ---------------- ------------ -------- ------------ ---------------
Safeco RST Core Equity Portfolio         $         --       $  --       $         -- $     -- $         --  $         --
Safeco RST Growth Opportunities
  Portfolio                                        --          --                 --       --           --            --
SunAmerica - Aggressive Growth
  Portfolio - Class 1                             185          (1)               184      184           --           184
SunAmerica - SunAmerica Balanced
  Portfolio - Class 1                             166          (1)               165      165           --           165
UIF Core Plus Fixed Income Portfolio
  - Class I                                 2,592,775          --          2,592,775       --    2,592,775     2,592,775
UIF Emerging Markets Equity
  Portfolio - Class I                       2,442,958          --          2,442,958       --    2,442,958     2,442,958
UIF Equity Growth Portfolio - Class I       9,168,173          --          9,168,173      186    9,167,987     9,168,173
UIF Global Value Equity Portfolio -
  Class I                                   4,925,118          --          4,925,118       --    4,925,118     4,925,118
UIF High Yield Portfolio - Class I          4,439,353          --          4,439,353      167    4,439,186     4,439,353
UIF International Magnum Portfolio -
  Class I                                   3,368,662          --          3,368,662       --    3,368,662     3,368,662
UIF U.S. Mid Cap Value Portfolio -
  Class I                                  11,507,341          --         11,507,341       --   11,507,341    11,507,341
UIF U.S. Real Estate Portfolio - Class I    4,033,782          --          4,033,782       --    4,033,782     4,033,782
UIF Value Portfolio - Class I               9,305,629          --          9,305,629       --    9,305,629     9,305,629
VALIC Company I - Blue Chip
  Growth Fund                                 122,382          --            122,382       --      122,382       122,382
VALIC Company I - Health Sciences
  Fund                                         75,883          --             75,883       --       75,883        75,883
VALIC Company I - Income &
  Growth Fund                                  53,905          --             53,905       --       53,905        53,905
VALIC Company I - International
  Equities Fund                             1,135,695          (1)         1,135,694      203    1,135,491     1,135,694
VALIC Company I - Mid Cap Index
  Fund                                      6,008,627          --          6,008,627      190    6,008,437     6,008,627
VALIC Company I - Money Market I
  Fund                                      7,758,512          (1)         7,758,511       --    7,758,511     7,758,511
VALIC Company I - Nasdaq-100
  Index Fund                                  599,084          (1)           599,083      167      598,916       599,083
VALIC Company I - Science &
  Technology Fund                             407,489          --            407,489      161      407,328       407,489
VALIC Company I - Small Cap Index
  Fund                                        967,923          (1)           967,922      177      967,745       967,922
VALIC Company I - Social Awareness
  Fund                                          2,878          (1)             2,877       --        2,877         2,877
VALIC Company I - Stock Index Fund          6,968,179          (1)         6,968,178      172    6,968,006     6,968,178
Van Kampen Comstock Fund                    5,272,944           1          5,272,945   42,382    5,230,563     5,272,945
Van Kampen Corporate Bond Fund                307,397          (1)           307,396       --      307,396       307,396
Van Kampen High Yield Fund                  5,541,584        (536)         5,541,048       --    5,541,048     5,541,048
Van Kampen LIT Emerging Growth
  Portfolio - Class I                      13,977,951          --         13,977,951  616,949   13,361,002    13,977,951
Van Kampen LIT Enterprise Portfolio -
  Class I                                  17,252,674           5         17,252,679       --   17,252,679    17,252,679
Van Kampen LIT Government
  Portfolio - Class I                       7,786,597          --          7,786,597   22,976    7,763,621     7,786,597
Van Kampen LIT Growth and Income
  Portfolio - Class I                      43,924,985          --         43,924,985      187   43,924,798    43,924,985
Van Kampen LIT Money Market
  Portfolio - Class I                       3,090,985        (118)         3,090,867   29,772    3,061,095     3,090,867
Van Kampen Reserve Fund                       271,546          --            271,546   14,513      257,033       271,546
Vanguard VIF High Yield Bond
  Portfolio                                       170          (1)               169      169           --           169
Vanguard VIF REIT Index Portfolio                 216          (1)               215      215           --           215
WM VT Balanced Portfolio                  244,651,657          --        244,651,657  210,292  244,441,365   244,651,657
WM VT Conservative Balanced
  Portfolio                                13,325,540          --         13,325,540       --   13,325,540    13,325,540
WM VT Conservative Growth
  Portfolio                               174,444,921          --        174,444,921       --  174,444,921   174,444,921
WM VT Equity Income Fund                   25,824,358          --         25,824,358       --   25,824,358    25,824,358
WM VT Flexible Income Portfolio            46,991,106          --         46,991,106       --   46,991,106    46,991,106
WM VT Growth & Income Fund                 39,149,697          --         39,149,697       --   39,149,697    39,149,697
WM VT Growth Fund                          40,064,148          --         40,064,148    1,536   40,062,612    40,064,148
WM VT Income Fund                          19,076,038          --         19,076,038    2,860   19,073,178    19,076,038
WM VT International Growth Fund             8,864,679          --          8,864,679    2,026    8,862,653     8,864,679
WM VT Mid Cap Stock Fund                    7,005,906          --          7,005,906       --    7,005,906     7,005,906
WM VT Money Market Fund                     8,400,312         238          8,400,550       --    8,400,550     8,400,550
WM VT Short Term Income Fund                6,927,322          --          6,927,322       --    6,927,322     6,927,322
WM VT Small Cap Growth Fund                 9,719,239          --          9,719,239    1,608    9,717,631     9,719,239
WM VT Strategic Growth Portfolio           56,857,582          --         56,857,582       --   56,857,582    56,857,582
WM VT U.S. Government Securities
  Fund                                     19,408,966          --         19,408,966    2,717   19,406,249    19,408,966
WM VT West Coast Equity Fund               23,075,210          --         23,075,210       --   23,075,210    23,075,210

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

                                     A            B          A+B=C          D              E             F         C+D+E+F

                                                                                                                   Increase
                                                                                                                  (decrease)
                                            Mortality and                                          Net change in    in net
                                             expense risk     Net                    Capital gain    unrealized     assets
                                 Dividends       and       investment  Net realized  distributions  appreciation  resulting
                                from mutual administrative   income   gain (loss) on  from mutual  (depreciation)    from
Divisions                          funds       charges       (loss)    investments       funds     of investments operations
------------------------------- ----------- -------------- ---------- -------------- ------------- -------------- ----------
AIM V.I. International Growth
 Fund - Series I                 $ 15,142     $ (32,765)   $ (17,623)  $   (82,739)    $     --      $  461,810   $  361,448
AIM V.I. Premier Equity Fund
 - Series I                        51,475       (93,575)     (42,100)   (1,117,926)          --       1,422,879      262,853
Alger American Leveraged
 AllCap Portfolio - Class O
 Shares                                --            (1)          (1)            5           --              22           26
Alger American MidCap
 Growth Portfolio - Class O
 Shares                                --            (1)          (1)            3            8               8           18
American Century VP
 Inflation Protection Fund -
 Class II                               8            --            8             1           --              (6)           3
American Century VP Value
 Fund - Class I                    25,036       (37,352)     (12,316)       46,529      289,675        (232,683)      91,205
Credit Suisse Small Cap
 Growth Portfolio                      --        (9,427)      (9,427)       51,745           --         (71,708)     (29,390)
Dreyfus IP MidCap Stock
 Portfolio - Initial shares           331       (14,478)     (14,147)       53,622        4,404          30,775       74,654
The Dreyfus Socially
 Responsible Growth Fund,
 Inc. - Initial shares                 --       (35,001)     (35,001)     (604,570)          --         680,611       41,040
Dreyfus VIF Developing
 Leaders Portfolio - Initial
 shares                                --       (53,606)     (53,606)       83,019           --         117,384      146,797
Dreyfus VIF Quality Bond
 Portfolio - Initial shares       225,675       (85,089)     140,586       (45,528)          --         (25,489)      69,569
Evergreen VA High Income
 Fund - Class 1                   319,477       (21,878)     297,599        21,902           --        (264,419)      55,082
Evergreen VA Strategic
 Income Fund - Class 1                 --           (50)         (50)          937           --          (1,677)        (790)
Fidelity VIP Asset Manager
 Portfolio - Initial Class          3,351        (1,896)       1,455             3           43           1,336        2,837
Fidelity VIP Asset Manager
 Portfolio - Service Class 2       28,299       (14,612)      13,687         7,866          388           1,428       23,369
Fidelity VIP Contrafund
 Portfolio - Service Class 2        4,441       (46,548)     (42,107)      322,388          634         186,753      467,668
Fidelity VIP Equity-Income
 Portfolio - Service Class 2       58,153       (51,447)       6,706        56,343      143,767         (63,556)     143,260
Fidelity VIP Growth Portfolio
 - Service Class 2                  7,108       (33,738)     (26,630)      (15,315)          --         134,689       92,744
Fidelity VIP Index 500
 Portfolio - Initial Class          1,430        (1,141)         289           710           --           1,361        2,360
Fidelity VIP Mid Cap Portfolio
 - Service Class 2                     --            (1)          (1)           13            4              22           38
Fidelity VIP Overseas
 Portfolio - Initial Class            224          (461)        (237)       (1,030)         175           5,981        4,889
Franklin Templeton - Franklin
 Small Cap Value Securities
 Fund - Class 2                         2            (1)           1             8            1               7           17
Franklin Templeton - Franklin
 U.S. Government Fund -
 Class 2                                9            (1)           8            --           --              (4)           4
Franklin Templeton - Mutual
 Shares Securities Fund -
 Class 2                                2            (1)           1             7            1              11           20
Franklin Templeton -
 Templeton Foreign
 Securities Fund - Class 2         21,402       (23,387)      (1,985)      (82,702)          --         226,933      142,246
Franklin Templeton -
 Templeton Global Asset
 Allocation Fund - Class 2         77,196       (27,686)      49,510        33,384           --         (39,385)      43,509
Goldman Sachs Capital
 Growth Fund                          229        (2,245)      (2,016)        2,880           --           1,238        2,102
Janus Aspen Series
 International Growth
 Portfolio - Service Shares         4,556        (5,614)      (1,058)       29,530           --          85,400      113,872
Janus Aspen Series Mid Cap
 Growth Portfolio - Service
 Shares                                --       (12,273)     (12,273)       31,767           --          67,435       86,929
Janus Aspen Series Worldwide
 Growth Portfolio - Service
 Shares                             6,505        (7,971)      (1,466)         (919)          --          17,138       14,753
JPMorgan Mid Cap Value
 Portfolio                             --            --           --             8            3               8           19
JPMorgan Small Company
 Portfolio                             --        (6,179)      (6,179)       29,865       59,828         (76,618)       6,896
LEVCO Equity Value Fund                47          (262)        (215)        8,099          695          (3,229)       5,350
MFS VIT Capital
 Opportunities Series - Initial
 Class                             12,219       (21,413)      (9,194)       28,014           --         (22,187)      (3,367)
MFS VIT Emerging Growth
 Series - Initial Class                --       (67,613)     (67,613)   (1,281,203)          --       1,679,959      331,143
MFS VIT New Discovery
 Series - Initial Class                --        (9,579)      (9,579)       10,502           --          19,552       20,475
MFS VIT Research Series -
 Initial Class                      4,406       (12,706)      (8,300)       16,614           --          47,955       56,269
Navellier Growth Portfolio             --            --           --            --           --              --           --
Neuberger Berman AMT
 Balanced Portfolio - Class I          82          (133)         (51)          156           --             503          608
Neuberger Berman AMT
 Mid-Cap Growth Portfolio -
 Class I                               --       (11,113)     (11,113)       15,882           --          88,596       93,365
Neuberger Berman AMT
 Partners Portfolio - Class I          --            (6)          (6)          442           --            (329)         107
Oppenheimer Balanced Fund/
 VA - Non-Service Shares                4            (1)           3             3            8              (7)           7
Oppenheimer Global
 Securities Fund/VA - Non-
 Service Shares                         2            --            2            10           --              16           28
PIMCO VIT Real Return
 Portfolio - Administrative
 Class                            122,132       (59,897)      62,235       163,649       44,773        (239,233)      31,424
PIMCO VIT Short-Term
 Portfolio - Administrative
 Class                             34,345       (16,716)      17,629           792           --          (4,539)      13,882
PIMCO VIT Total Return
 Portfolio - Administrative
 Class                            135,364       (53,867)      81,497        40,005       60,192        (137,226)      44,468
Pioneer Fund VCT Portfolio -
 Class I                           24,332       (25,103)        (771)       18,573           --          64,976       82,778
Pioneer Growth Opportunities
 VCT Portfolio - Class I               --       (36,751)     (36,751)       35,690           --         126,850      125,789
Putnam VT Diversified
 Income Fund - Class IB                15            --           15             1           --             (10)           6
Putnam VT Growth and
 Income Fund - Class IB            44,272       (37,440)       6,832        32,534           --          61,141      100,507
Putnam VT International
 Growth and Income Fund -
 Class IB                           6,289       (10,041)      (3,752)       26,180           --          72,803       95,231
Royce Small-Cap Portfolio              --        (5,112)      (5,112)        5,689       15,842          85,992      102,411
Safeco RST Core Equity
 Portfolio                             --            --           --            --           --              --           --
Safeco RST Growth
 Opportunities Portfolio               --            --           --            --           --              --           --
SunAmerica - Aggressive
 Growth Portfolio - Class 1            --            (1)          (1)            7           --              11           17
SunAmerica - SunAmerica
 Balanced Portfolio - Class 1           5            (1)           4             1           --              (2)           3
UIF Core Plus Fixed Income
 Portfolio - Class I              101,994       (42,531)      59,463        60,104       20,915         (58,971)      81,511
UIF Emerging Markets Equity
 Portfolio - Class I                8,485       (30,109)     (21,624)      (19,871)          --         646,053      604,558
UIF Equity Growth Portfolio -
 Class I                           47,368      (133,335)     (85,967)   (1,126,271)          --       2,377,592    1,165,354
UIF Global Value Equity
 Portfolio - Class I               53,576       (75,338)     (21,762)      152,236       36,804          36,941      204,219
UIF High Yield Portfolio -
 Class I                          372,955       (69,704)     303,251      (419,333)          --          86,081      (30,001)
UIF International Magnum
 Portfolio - Class I               41,315       (48,542)      (7,227)       57,675           --         244,115      294,563
UIF U.S. Mid Cap Value
 Portfolio - Class I               39,302      (173,632)    (134,330)      465,924      175,244         721,412    1,228,250

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2005

                              A            B          A+B=C           D              E             F           C+D+E+F

                                     Mortality and                                           Net change in     Increase
                                      expense risk     Net                     Capital gain    unrealized   (decrease) in
                          Dividends       and       investment   Net realized  distributions  appreciation    net assets
                         from mutual administrative   income    gain (loss) on  from mutual  (depreciation) resulting from
Divisions                   funds       charges       (loss)     investments       funds     of investments   operations
------------------------ ----------- -------------- ----------  -------------- ------------- -------------- --------------
UIF U.S. Real Estate
  Portfolio - Class I    $   52,961   $   (60,840)  $   (7,879)  $    848,412   $  116,980    $  (351,153)   $   606,360
UIF Value Portfolio -
  Class I                   136,377      (144,120)      (7,743)       663,947      565,443       (949,252)       272,395
VALIC Company I -
  Blue Chip Growth
  Fund                          183          (493)        (310)         4,505           --          4,749          8,944
VALIC Company I -
  Health Sciences Fund           --          (256)        (256)           471        3,122          4,773          8,110
VALIC Company I -
  Income & Growth
  Fund                          993          (209)         784             16           --          1,344          2,144
VALIC Company I -
  International Equities
  Fund                       18,129       (11,597)       6,532        (53,177)          --        194,589        147,944
VALIC Company I -
  Mid Cap Index Fund         62,352       (79,448)     (17,096)       244,010      225,459        167,894        620,267
VALIC Company I -
  Money Market I Fund       221,374       (60,920)     160,454             --           --             --        160,454
VALIC Company I -
  Nasdaq-100 Index
  Fund                          967        (8,593)      (7,626)       125,250           --       (118,454)          (830)
VALIC Company I -
  Science &
  Technology Fund                --        (6,117)      (6,117)       (25,685)          --         34,555          2,753
VALIC Company I -
  Small Cap Index Fund        8,466       (11,887)      (3,421)       133,626       29,929       (143,941)        16,193
VALIC Company I -
  Social Awareness
  Fund                           33           (43)         (10)            (8)          --             87             69
VALIC Company I -
  Stock Index Fund          115,985       (99,755)      16,230       (809,431)     145,319        865,442        217,560
Van Kampen Comstock
  Fund                       99,276       (43,829)      55,447        111,736      320,758       (311,686)       176,255
Van Kampen Corporate
  Bond Fund                  14,446        (2,320)      12,126            (50)          --         (6,896)         5,180
Van Kampen High Yield
  Fund                      440,796       (45,263)     395,533       (765,278)          --        396,974         27,229
Van Kampen LIT
  Emerging Growth
  Portfolio - Class I        41,384      (208,764)    (167,380)    (2,739,674)          --      3,730,049        822,995
Van Kampen LIT
  Enterprise Portfolio -
  Class I                   137,965      (243,954)    (105,989)    (2,390,074)          --      3,611,478      1,115,415
Van Kampen LIT
  Government Portfolio
  - Class I                 376,312      (117,335)     258,977         47,050           --       (115,148)       190,879
Van Kampen LIT
  Growth and Income
  Portfolio - Class I       559,290      (661,988)    (102,698)     2,667,016    1,225,186        (15,658)     3,773,846
Van Kampen LIT
  Money Market
  Portfolio - Class I        94,401       (45,474)      48,927             --           --             --         48,927
Van Kampen Reserve
  Fund                        6,286        (2,080)       4,206             --           --             --          4,206
Vanguard VIF High
  Yield Bond Portfolio           15            --           15              1           --            (11)             5
Vanguard VIF REIT
  Index Portfolio                 7            --            7             11           16             (7)            27
WM VT Balanced
  Portfolio               4,809,706    (3,513,156)   1,296,550      2,970,196           --      6,473,241     10,739,987
WM VT Conservative
  Balanced Portfolio        318,692      (190,293)     128,399        519,298           --       (235,383)       412,314
WM VT Conservative
  Growth Portfolio        2,293,271    (2,532,452)    (239,181)      (528,271)          --     10,098,671      9,331,219
WM VT Equity Income
  Fund                      397,896      (344,786)      53,110      1,441,174           --        587,728      2,082,012
WM VT Flexible
  Income Portfolio        1,706,050      (706,203)     999,847      1,378,157       65,061     (1,500,758)       942,307
WM VT Growth &
  Income Fund               515,986      (583,421)     (67,435)      (201,032)          --        931,134        662,667
WM VT Growth Fund           229,016      (587,180)    (358,164)   (11,719,232)          --     14,323,611      2,246,215
WM VT Income Fund         1,196,105      (286,902)     909,203        365,030           --     (1,083,254)       190,979
WM VT International
  Growth Fund               132,282      (114,369)      17,913         79,257           --      1,143,929      1,241,099
WM VT Mid Cap Stock
  Fund                       31,495       (95,741)     (64,246)       377,561      444,082         (7,737)       749,660
WM VT Money Market
  Fund                      239,938      (133,798)     106,140             --           --             --        106,140
WM VT Short Term
  Income Fund               299,627      (107,912)     191,715         51,904           --       (232,923)        10,696
WM VT Small Cap
  Growth Fund                    --      (145,704)    (145,704)    (1,748,898)          --      1,413,500       (481,102)
WM VT Strategic
  Growth Portfolio          391,661      (819,005)    (427,344)      (795,616)          --      4,570,332      3,347,372
WM VT U.S.
  Government
  Securities Fund           947,330      (299,012)     648,318         90,260           --       (558,188)       180,390
WM VT West Coast
  Equity Fund               167,290      (320,454)    (153,164)       706,305           --        963,449      1,516,590

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS

                                                                        Divisions
                                            -----------------------------------------------------------------
                                              AIM V.I.                      Alger American    Alger American
                                            International    AIM V.I.         Leveraged        MidCap Growth
                                            Growth Fund - Premier Equity  AllCap Portfolio - Portfolio - Class
                                              Series I    Fund - Series I   Class O Shares       O Shares
                                            ------------- --------------- ------------------ -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)              $  (17,623)    $   (42,100)         $ (1)             $ (1)
   Net realized gain (loss) on
     investments                                (82,739)     (1,117,926)            5                 3
   Capital gain distributions from
     mutual funds                                    --              --            --                 8
   Net change in unrealized
     appreciation (depreciation) of
     investments                                461,810       1,422,879            22                 8
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from operations                               361,448         262,853            26                18
                                             ----------     -----------          ----              ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 1,763           8,452            --                --
   Net transfers from (to) other
     Divisions or fixed rate option               9,874        (422,810)           --                --
   Mortality reserve transfers                       --              --            --                --
   Contract Withdrawals                        (499,781)     (1,482,359)           --                --
   Death Benefits                               (22,754)       (123,036)           --                --
   Annuity benefits                                 (55)            (47)          (48)              (49)
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from principal transactions                  (510,953)     (2,019,800)          (48)              (49)
                                             ----------     -----------          ----              ----
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                   (149,505)     (1,756,947)          (22)              (31)

NET ASSETS:
   Beginning of year                          2,600,465       7,907,306           202               210
                                             ----------     -----------          ----              ----
   End of year                               $2,450,960     $ 6,150,359          $180              $179
                                             ==========     ===========          ====              ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)              $  (18,313)    $   (74,333)         $ --              $ --
   Net realized gain (loss) on
     investments                               (230,043)       (904,079)           --                --
   Capital gain distributions from
     mutual funds                                    --              --            --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                                748,826       1,290,161             4                13
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from operations                               500,470         311,749             4                13
                                             ----------     -----------          ----              ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                 6,902          27,815           196               196
   Net transfers from (to) other
     Divisions or fixed rate option            (137,967)       (299,522)            2                 1
   Mortality reserve transfers                       --              --            --                --
   Contract Withdrawals                        (259,900)       (863,735)           --                --
   Death Benefits                               (25,263)        (80,183)           --                --
   Annuity benefits                                  --              --            --                --
                                             ----------     -----------          ----              ----
Increase (decrease) in net assets resulting
  from principal transactions                  (416,228)     (1,215,625)          198               197
                                             ----------     -----------          ----              ----
TOTAL INCREASE (DECREASE) IN
  NET ASSETS                                     84,242        (903,876)          202               210

NET ASSETS:
   Beginning of year                          2,516,223       8,811,182            --                --
                                             ----------     -----------          ----              ----
   End of year                               $2,600,465     $ 7,907,306          $202              $210
                                             ==========     ===========          ====              ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                                          Divisions
                                                            --------------------------------------------------------------------
                                                            American Century
                                                              VP Inflation    American Century  Credit Suisse   Dreyfus IP MidCap
                                                            Protection Fund - VP Value Fund -  Small Cap Growth Stock Portfolio -
                                                                Class II          Class I         Portfolio      Initial shares
                                                            ----------------- ---------------- ---------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                   $  8           $  (12,316)      $  (9,427)       $  (14,147)
   Net realized gain (loss) on investments                           1               46,529          51,745            53,622
   Capital gain distributions from mutual funds                     --              289,675              --             4,404
   Net change in unrealized appreciation (depreciation)
     of investments                                                 (6)            (232,683)        (71,708)           30,775
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from operations          3               91,205         (29,390)           74,654
                                                                  ----           ----------       ---------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                   --                5,556              --             1,572
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --              315,883         (46,446)          (48,286)
   Mortality reserve transfers                                      --                   --              --                --
   Contract Withdrawals                                             --             (427,255)        (54,613)         (117,945)
   Death Benefits                                                   --              (20,934)             --           (10,407)
   Annuity benefits                                                (46)                 (48)            (44)              (51)
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                     (46)            (126,798)       (101,103)         (175,117)
                                                                  ----           ----------       ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            (43)             (35,593)       (130,493)         (100,463)

NET ASSETS:
   Beginning of year                                               206            2,729,905         759,378         1,180,176
                                                                  ----           ----------       ---------        ----------
   End of year                                                    $163           $2,694,312       $ 628,885        $1,079,713
                                                                  ====           ==========       =========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                   $  3           $   (9,179)      $  (9,687)       $  (10,694)
   Net realized gain (loss) on investments                          --               64,531          21,932            43,550
   Capital gain distributions from mutual funds                     --               19,620              --            26,518
   Net change in unrealized appreciation (depreciation)
     of investments                                                  7              244,957          49,039            69,978
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from operations         10              319,929          61,284           129,352
                                                                  ----           ----------       ---------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                                  196               15,403           4,196             4,962
   Net transfers from (to) other Divisions or fixed rate
     option                                                         --              181,536          99,838            87,667
   Mortality reserve transfers                                      --                   --              --                --
   Contract Withdrawals                                             --             (424,054)        (96,747)         (157,776)
   Death Benefits                                                   --              (12,179)         (1,490)           (2,143)
   Annuity benefits                                                 --                   --              --                --
                                                                  ----           ----------       ---------        ----------
Increase (decrease) in net assets resulting from principal
  transactions                                                     196             (239,294)          5,797           (67,290)
                                                                  ----           ----------       ---------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            206               80,635          67,081            62,062

NET ASSETS:
   Beginning of year                                                --            2,649,270         692,297         1,118,114
                                                                  ----           ----------       ---------        ----------
   End of year                                                    $206           $2,729,905       $ 759,378        $1,180,176
                                                                  ====           ==========       =========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     -------------------------------------------------------------------------
                                         The Dreyfus
                                          Socially           Dreyfus VIF         Dreyfus VIF
                                         Responsible         Developing         Quality Bond      Evergreen VA
                                     Growth Fund, Inc. - Leaders Portfolio - Portfolio - Initial  High Income
                                       Initial shares      Initial shares          shares        Fund - Class 1
                                     ------------------- ------------------- ------------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (35,001)         $   (53,606)        $   140,586       $  297,599
   Net realized gain (loss) on
     investments                           (604,570)              83,019             (45,528)          21,902
   Capital gain distributions from
     mutual funds                                --                   --                  --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            680,611              117,384             (25,489)        (264,419)
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from operations                  41,040              146,797              69,569           55,082
                                         ----------          -----------         -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               858               19,238              18,642               --
   Net transfers from (to) other
     Divisions or fixed rate option        (195,591)            (300,956)           (109,440)        (301,998)
   Mortality reserve transfers                   --                   --                  --               --
   Contract Withdrawals                    (690,910)            (886,596)         (1,214,821)         (30,785)
   Death Benefits                           (87,108)             (21,991)           (180,922)              --
   Annuity benefits                              --                  (47)                (46)              --
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (972,751)          (1,190,352)         (1,486,587)        (332,783)
                                         ----------          -----------         -----------       ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (931,711)          (1,043,555)         (1,417,018)        (277,701)

NET ASSETS:
   Beginning of year                      3,132,033            4,638,505           6,980,515        5,665,554
                                         ----------          -----------         -----------       ----------
   End of year                           $2,200,322          $ 3,594,950         $ 5,563,497       $5,387,853
                                         ==========          ===========         ===========       ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (32,226)         $   (55,679)        $   195,804       $  276,243
   Net realized gain (loss) on
     investments                           (400,719)                 158              (1,719)           1,714
   Capital gain distributions from
     mutual funds                                --                   --                  --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            572,997              489,258             (60,894)         154,493
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from operations                 140,052              433,737             133,191          432,450
                                         ----------          -----------         -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            12,777               20,462               7,364               --
   Net transfers from (to) other
     Divisions or fixed rate option        (188,861)            (276,165)           (266,425)          34,022
   Mortality reserve transfers                   --                   --                  --               --
   Contract Withdrawals                    (298,272)            (499,867)           (655,880)          (2,917)
   Death Benefits                           (49,371)             (28,471)            (73,508)              --
   Annuity benefits                              --                   --                  --               --
                                         ----------          -----------         -----------       ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (523,727)            (784,041)           (988,449)          31,105
                                         ----------          -----------         -----------       ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (383,675)            (350,304)           (855,258)         463,555

NET ASSETS:
   Beginning of year                      3,515,708            4,988,809           7,835,773        5,201,999
                                         ----------          -----------         -----------       ----------
   End of year                           $3,132,033          $ 4,638,505         $ 6,980,515       $5,665,554
                                         ==========          ===========         ===========       ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     ------------------------------------------------------------------------
                                     Evergreen VA                                             Fidelity VIP
                                       Strategic   Fidelity VIP Asset  Fidelity VIP Asset      Contrafund
                                     Income Fund - Manager Portfolio - Manager Portfolio - Portfolio - Service
                                        Class 1       Initial Class      Service Class 2         Class 2
                                     ------------- ------------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)        $    (50)        $  1,455           $   13,687          $   (42,107)
   Net realized gain (loss) on
     investments                            937                3                7,866              322,388
   Capital gain distributions from
     mutual funds                            --               43                  388                  634
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (1,677)           1,336                1,428              186,753
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from operations                (790)           2,837               23,369              467,668
                                       --------         --------           ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --               --                2,499               21,312
   Net transfers from (to) other
     Divisions or fixed rate option          --               --              (20,248)             415,545
   Mortality reserve transfers               --               --                   --                   --
   Contract Withdrawals                 (33,950)          (6,076)            (121,042)          (1,033,779)
   Death Benefits                            --          (17,298)              (1,837)             (26,929)
   Annuity benefits                          --               --                  (46)                 (52)
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (33,950)         (23,374)            (140,674)            (623,903)
                                       --------         --------           ----------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         (34,740)         (20,537)            (117,305)            (156,235)

NET ASSETS:
   Beginning of year                     34,740          145,308            1,178,317            3,773,468
                                       --------         --------           ----------          -----------
   End of year                         $     --         $124,771           $1,061,012          $ 3,617,233
                                       ========         ========           ==========          ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)        $  1,457         $  1,481           $   13,003          $   (40,973)
   Net realized gain (loss) on
     investments                            134           (2,740)              (2,836)             149,966
   Capital gain distributions from
     mutual funds                           304               --                   --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          1,676            5,682               29,315              345,697
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from operations               3,571            4,423               39,482              454,690
                                       --------         --------           ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --               --               29,151               21,797
   Net transfers from (to) other
     Divisions or fixed rate option      34,083            9,295              123,729              767,372
   Mortality reserve transfers               --               --                   --                   --
   Contract Withdrawals                  (2,914)          (8,495)            (114,458)            (654,273)
   Death Benefits                            --               --                 (769)                  --
   Annuity benefits                          --               --                   --                   --
                                       --------         --------           ----------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           31,169              800               37,653              134,896
                                       --------         --------           ----------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          34,740            5,223               77,135              589,586

NET ASSETS:
   Beginning of year                         --          140,085            1,101,182            3,183,882
                                       --------         --------           ----------          -----------
   End of year                         $ 34,740         $145,308           $1,178,317          $ 3,773,468
                                       ========         ========           ==========          ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                      Divisions
                                     --------------------------------------------------------------------------
                                     Fidelity VIP Equity-    Fidelity VIP    Fidelity VIP Index Fidelity VIP Mid
                                      Income Portfolio -  Growth Portfolio -  500 Portfolio -   Cap Portfolio -
                                       Service Class 2     Service Class 2     Initial Class    Service Class 2
                                     -------------------- ------------------ ------------------ ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)           $    6,706          $  (26,630)         $    289            $ (1)
   Net realized gain (loss) on
     investments                              56,343             (15,315)              710              13
   Capital gain distributions from
     mutual funds                            143,767                  --                --               4
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (63,556)            134,689             1,361              22
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from operations                  143,260              92,744             2,360              38
                                          ----------          ----------          --------            ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             18,554              23,015                --              --
   Net transfers from (to) other
     Divisions or fixed rate option           25,009              (2,484)                6              (1)
   Mortality reserve transfers                    --                  --                --              --
   Contract Withdrawals                     (584,494)           (338,361)          (11,582)             --
   Death Benefits                            (32,408)               (386)               --              --
   Annuity benefits                              (48)                (45)               --             (56)
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from principal
  transactions                              (573,387)           (318,261)          (11,576)            (57)
                                          ----------          ----------          --------            ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (430,127)           (225,517)           (9,216)            (19)

NET ASSETS:
   Beginning of year                       4,109,250           2,681,461            82,545             232
                                          ----------          ----------          --------            ----
   End of year                            $3,679,123          $2,455,944          $ 73,329            $213
                                          ==========          ==========          ========            ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)           $    6,279          $  (34,232)         $   (200)           $ --
   Net realized gain (loss) on
     investments                              36,031             (34,704)               85              --
   Capital gain distributions from
     mutual funds                             15,262                  --                --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             310,889             109,155             7,017              34
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from operations                  368,461              40,219             6,902              34
                                          ----------          ----------          --------            ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             40,698              11,764                --             196
   Net transfers from (to) other
     Divisions or fixed rate option           84,413             (35,913)               (3)              2
   Mortality reserve transfers                    --                  --                --              --
   Contract Withdrawals                     (477,902)           (326,954)           (1,994)             --
   Death Benefits                             (1,597)             (1,344)               --              --
   Annuity benefits                               --                  --                --              --
                                          ----------          ----------          --------            ----
Increase (decrease) in net assets
  resulting from principal
  transactions                              (354,388)           (352,447)           (1,997)            198
                                          ----------          ----------          --------            ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               14,073            (312,228)            4,905             232

NET ASSETS:
   Beginning of year                       4,095,177           2,993,689            77,640              --
                                          ----------          ----------          --------            ----
   End of year                            $4,109,250          $2,681,461          $ 82,545            $232
                                          ==========          ==========          ========            ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     -----------------------------------------------------------------------
                                                              Franklin
                                                             Templeton -       Franklin         Franklin
                                                           Franklin Small     Templeton -      Templeton -
                                         Fidelity VIP         Cap Value      Franklin U.S.    Mutual Shares
                                     Overseas Portfolio - Securities Fund - Government Fund Securities Fund -
                                        Initial Class          Class 2         - Class 2         Class 2
                                     -------------------- ----------------- --------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $  (237)             $  1             $  8             $  1
   Net realized gain (loss) on
     investments                            (1,030)                8               --                7
   Capital gain distributions from
     mutual funds                              175                 1               --                1
   Net change in unrealized
     appreciation (depreciation) of
     investments                             5,981                 7               (4)              11
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from operations                  4,889                17                4               20
                                           -------              ----             ----             ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --                --               --               --
   Net transfers from (to) other
     Divisions or fixed rate option             (2)               --               --               (1)
   Mortality reserve transfers                  --                --               --               --
   Contract Withdrawals                     (5,635)               --               --               --
   Death Benefits                               --                --               --               --
   Annuity benefits                             --               (52)             (45)             (50)
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from principal
  transactions                              (5,637)              (52)             (45)             (51)
                                           -------              ----             ----             ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               (748)              (35)             (41)             (31)

NET ASSETS:
   Beginning of year                        34,161               223              202              214
                                           -------              ----             ----             ----
   End of year                             $33,413              $188             $161             $183
                                           =======              ====             ====             ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)            $  (208)             $ --             $ --             $ --
   Net realized gain (loss) on
     investments                            (7,452)               --               --               --
   Capital gain distributions from
     mutual funds                               --                --               --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            10,075                26                6               18
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from operations                  2,415                26                6               18
                                           -------              ----             ----             ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --               196              196              196
   Net transfers from (to) other
     Divisions or fixed rate option          6,464                 1               --               --
   Mortality reserve transfers                  --                --               --               --
   Contract Withdrawals                     (5,411)               --               --               --
   Death Benefits                               --                --               --               --
   Annuity benefits                             --                --               --               --
                                           -------              ----             ----             ----
Increase (decrease) in net assets
  resulting from principal
  transactions                               1,053               197              196              196
                                           -------              ----             ----             ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              3,468               223              202              214

NET ASSETS:
   Beginning of year                        30,693                --               --               --
                                           -------              ----             ----             ----
   End of year                             $34,161              $223             $202             $214
                                           =======              ====             ====             ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Divisions
                                     -------------------------------------------------------------------
                                          Franklin          Franklin                      Janus Aspen
                                        Templeton -       Templeton -                        Series
                                         Templeton      Templeton Global    Goldman      International
                                     Foreign Securities Asset Allocation Sachs Capital Growth Portfolio -
                                       Fund - Class 2    Fund - Class 2   Growth Fund    Service Shares
                                     ------------------ ---------------- ------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $   (1,985)       $   49,510      $ (2,016)        $ (1,058)
   Net realized gain (loss) on
     investments                            (82,702)           33,384         2,880           29,530
   Capital gain distributions from
     mutual funds                                --                --            --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            226,933           (39,385)        1,238           85,400
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from operations                 142,246            43,509         2,102          113,872
                                         ----------        ----------      --------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             2,151             1,391            --              966
   Net transfers from (to) other
     Divisions or fixed rate option         (77,167)          182,380             1           71,776
   Mortality reserve transfers                   --                --            --               --
   Contract Withdrawals                    (309,203)         (280,626)      (28,106)         (74,815)
   Death Benefits                           (54,254)          (30,273)           --               --
   Annuity benefits                             (51)               --            --              (60)
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (438,524)         (127,128)      (28,105)          (2,133)
                                         ----------        ----------      --------         --------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (296,278)          (83,619)      (26,003)         111,739

NET ASSETS:
   Beginning of year                      1,924,799         2,081,861       180,833          394,179
                                         ----------        ----------      --------         --------
   End of year                           $1,628,521        $1,998,242      $154,830         $505,918
                                         ==========        ==========      ========         ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $   (4,649)       $   27,705      $ (1,155)        $ (1,638)
   Net realized gain (loss) on
     investments                            (70,138)           (3,029)          691           (1,300)
   Capital gain distributions from
     mutual funds                                --                --            --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            358,489           235,009        13,460           61,235
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from operations                 283,702           259,685        12,996           58,297
                                         ----------        ----------      --------         --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             9,539             3,805            --            6,856
   Net transfers from (to) other
     Divisions or fixed rate option          19,546            74,931            (2)          29,238
   Mortality reserve transfers                   --                --            --               --
   Contract Withdrawals                     (90,787)         (130,220)      (15,124)         (17,081)
   Death Benefits                                --           (41,117)           --               --
   Annuity benefits                              --                --            --               --
                                         ----------        ----------      --------         --------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (61,702)          (92,601)      (15,126)          19,013
                                         ----------        ----------      --------         --------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             222,000           167,084        (2,130)          77,310

NET ASSETS:
   Beginning of year                      1,702,799         1,914,777       182,963          316,869
                                         ----------        ----------      --------         --------
   End of year                           $1,924,799        $2,081,861      $180,833         $394,179
                                         ==========        ==========      ========         ========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                 Divisions
                                     ----------------------------------------------------------------
                                        Janus Aspen        Janus Aspen
                                       Series Mid Cap    Series Worldwide  JPMorgan Mid JPMorgan Small
                                     Growth Portfolio - Growth Portfolio -  Cap Value      Company
                                       Service Shares     Service Shares    Portfolio     Portfolio
                                     ------------------ ------------------ ------------ --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (12,273)        $  (1,466)         $ --       $  (6,179)
   Net realized gain (loss) on
     investments                             31,767              (919)            8          29,865
   Capital gain distributions from
     mutual funds                                --                --             3          59,828
   Net change in unrealized
     appreciation (depreciation) of
     investments                             67,435            17,138             8         (76,618)
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from operations                  86,929            14,753            19           6,896
                                         ----------         ---------          ----       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             1,377               925            --             237
   Net transfers from (to) other
     Divisions or fixed rate option          (7,013)          (21,435)           --         100,893
   Mortality reserve transfers                   --                --            --              --
   Contract Withdrawals                    (208,645)         (198,746)           --        (113,263)
   Death Benefits                              (625)          (14,018)           --          (1,109)
   Annuity benefits                             (51)              (47)          (52)            (51)
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (214,957)         (233,321)          (52)        (13,293)
                                         ----------         ---------          ----       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (128,028)         (218,568)          (33)         (6,397)

NET ASSETS:
   Beginning of year                      1,006,079           740,865           220         448,652
                                         ----------         ---------          ----       ---------
   End of year                           $  878,051         $ 522,297          $187       $ 442,255
                                         ==========         =========          ====       =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (12,536)        $  (3,405)         $ --       $  (4,681)
   Net realized gain (loss) on
     investments                            (32,776)          (18,224)           --           6,197
   Capital gain distributions from
     mutual funds                                --                --            --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            208,319            41,652            24          86,229
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from operations                 163,007            20,023            24          87,745
                                         ----------         ---------          ----       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             5,267             4,822           196           4,196
   Net transfers from (to) other
     Divisions or fixed rate option          64,009           (28,772)           --          88,888
   Mortality reserve transfers                   --                --            --              --
   Contract Withdrawals                    (111,560)          (55,124)           --         (24,021)
   Death Benefits                              (744)           (3,331)           --              --
   Annuity benefits                              --                --            --              --
                                         ----------         ---------          ----       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (43,028)          (82,405)          196          69,063
                                         ----------         ---------          ----       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             119,979           (62,382)          220         156,808

NET ASSETS:
   Beginning of year                        886,100           803,247            --         291,844
                                         ----------         ---------          ----       ---------
   End of year                           $1,006,079         $ 740,865          $220       $ 448,652
                                         ==========         =========          ====       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Divisions
                                     --------------------------------------------------------------
                                                  MFS VIT Capital      MFS VIT
                                                   Opportunities   Emerging Growth    MFS VIT New
                                     LEVCO Equity Series - Initial Series - Initial Discovery Series
                                      Value Fund       Class            Class       - Initial Class
                                     ------------ ---------------- ---------------- ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)        $   (215)     $   (9,194)     $   (67,613)      $  (9,579)
   Net realized gain (loss) on
     investments                          8,099          28,014       (1,281,203)         10,502
   Capital gain distributions from
     mutual funds                           695              --               --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (3,229)        (22,187)       1,679,959          19,552
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from operations               5,350          (3,367)         331,143          20,475
                                       --------      ----------      -----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --          15,569           14,094          20,634
   Net transfers from (to) other
     Divisions or fixed rate option     (29,515)        (47,723)        (275,972)        (35,107)
   Mortality reserve transfers               --              --               --              --
   Contract Withdrawals                      --        (249,091)      (1,138,294)       (119,345)
   Death Benefits                            --            (310)         (47,762)           (907)
   Annuity benefits                          --             (47)             (47)            (45)
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (29,515)       (281,602)      (1,447,981)       (134,770)
                                       --------      ----------      -----------       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         (24,165)       (284,969)      (1,116,838)       (114,295)

NET ASSETS:
   Beginning of year                     65,653       1,756,899        5,764,813         801,201
                                       --------      ----------      -----------       ---------
   End of year                         $ 41,488      $1,471,930      $ 4,647,975       $ 686,906
                                       ========      ==========      ===========       =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)        $    685      $  (16,797)     $   (77,519)      $ (10,557)
   Net realized gain (loss) on
     investments                          1,755         (67,425)      (1,252,825)         12,906
   Capital gain distributions from
     mutual funds                            --              --               --              --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          5,063         259,859        1,938,688          33,574
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from operations               7,503         175,637          608,344          35,923
                                       --------      ----------      -----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            --          60,013           33,745           7,918
   Net transfers from (to) other
     Divisions or fixed rate option      34,380         (70,958)        (253,664)         31,020
   Mortality reserve transfers               --              --               --              --
   Contract Withdrawals                 (10,982)       (179,029)        (598,165)        (96,489)
   Death Benefits                            --          (3,132)         (51,117)             --
   Annuity benefits                          --              --               --              --
                                       --------      ----------      -----------       ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                           23,398        (193,106)        (869,201)        (57,551)
                                       --------      ----------      -----------       ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          30,901         (17,469)        (260,857)        (21,628)

NET ASSETS:
   Beginning of year                     34,752       1,774,368        6,025,670         822,829
                                       --------      ----------      -----------       ---------
   End of year                         $ 65,653      $1,756,899      $ 5,764,813       $ 801,201
                                       ========      ==========      ===========       =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                   Divisions
                                     ---------------------------------------------------------------------
                                          MFS VIT       Navellier    Neuberger Berman    Neuberger Berman
                                     Research Series -   Growth        AMT Balanced     AMT Mid-Cap Growth
                                       Initial Class    Portfolio   Portfolio - Class I Portfolio - Class I
                                     ----------------- -----------  ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (8,300)    $        --        $   (51)           $ (11,113)
   Net realized gain (loss) on
     investments                            16,614              --            156               15,882
   Capital gain distributions from
     mutual funds                               --              --             --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            47,955              --            503               88,596
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from operations                 56,269              --            608               93,365
                                         ---------     -----------        -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,225              --             --                1,222
   Net transfers from (to) other
     Divisions or fixed rate option         45,542              --             (1)              56,891
   Mortality reserve transfers                  --              --             --                   --
   Contract Withdrawals                   (117,589)             --         (2,613)            (113,781)
   Death Benefits                             (712)             --             --                   --
   Annuity benefits                            (48)             --             --                  (49)
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (71,582)             --         (2,614)             (55,717)
                                         ---------     -----------        -------            ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (15,313)             --         (2,006)              37,648

NET ASSETS:
   Beginning of year                       975,350              --         10,790              835,704
                                         ---------     -----------        -------            ---------
   End of year                           $ 960,037     $        --        $ 8,784            $ 873,352
                                         =========     ===========        =======            =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (2,626)    $    (3,216)       $  (117)           $ (10,403)
   Net realized gain (loss) on
     investments                             7,743           4,886         (1,651)              (3,554)
   Capital gain distributions from
     mutual funds                               --              --             --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           120,870        (154,825)         1,868              123,841
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from operations                125,987        (153,155)           100              109,884
                                         ---------     -----------        -------            ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           55,543         (15,000)            --                3,752
   Net transfers from (to) other
     Divisions or fixed rate option          8,179      (1,672,837)         6,220               44,455
   Mortality reserve transfers                  --              --             --                   --
   Contract Withdrawals                   (159,557)       (707,190)        (5,567)             (68,759)
   Death Benefits                               --              --             --               (1,021)
   Annuity benefits                             --              --             --                   --
                                         ---------     -----------        -------            ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (95,835)     (2,395,027)           653              (21,573)
                                         ---------     -----------        -------            ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             30,152      (2,548,182)           753               88,311

NET ASSETS:
   Beginning of year                       945,198       2,548,182         10,037              747,393
                                         ---------     -----------        -------            ---------
   End of year                           $ 975,350     $        --        $10,790            $ 835,704
                                         =========     ===========        =======            =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                                          Oppenheimer      Oppenheimer      PIMCO VIT Real
                                      Neuberger Berman      Balanced    Global Securities Return Portfolio -
                                        AMT Partners     Fund/VA - Non-  Fund/VA - Non-     Administrative
                                     Portfolio - Class I Service Shares  Service Shares         Class
                                     ------------------- -------------- ----------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)            $    (6)           $  3            $  2            $   62,235
   Net realized gain (loss) on
     investments                               442               3              10               163,649
   Capital gain distributions from
     mutual funds                               --               8              --                44,773
   Net change in unrealized
     appreciation (depreciation) of
     investments                              (329)             (7)             16              (239,233)
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from operations                    107               7              28                31,424
                                           -------            ----            ----            ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --              --              --                15,938
   Net transfers from (to) other
     Divisions or fixed rate option             --              --              --                67,795
   Mortality reserve transfers                  --              --              --                    --
   Contract Withdrawals                     (3,037)             --              --              (680,895)
   Death Benefits                               --              --              --               (10,080)
   Annuity benefits                             --             (47)            (52)                  (46)
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (3,037)            (47)            (52)             (607,288)
                                           -------            ----            ----            ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (2,930)            (40)            (24)             (575,864)

NET ASSETS:
   Beginning of year                         2,930             213             226             4,666,778
                                           -------            ----            ----            ----------
   End of year                             $    --            $173            $202            $4,090,914
                                           =======            ====            ====            ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)            $  (103)           $ --            $ --            $  (17,710)
   Net realized gain (loss) on
     investments                              (568)             --              --               129,255
   Capital gain distributions from
     mutual funds                               --              --              --               144,823
   Net change in unrealized
     appreciation (depreciation) of
     investments                               329              17              30                80,451
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from operations                   (342)             17              30               336,819
                                           -------            ----            ----            ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments               --             196             196                32,409
   Net transfers from (to) other
     Divisions or fixed rate option          4,774              --              --               (96,115)
   Mortality reserve transfers                  --              --              --                    --
   Contract Withdrawals                     (4,012)             --              --              (455,189)
   Death Benefits                               --              --              --                (5,678)
   Annuity benefits                             --              --              --                    --
                                           -------            ----            ----            ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                                 762             196             196              (524,573)
                                           -------            ----            ----            ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                420             213             226              (187,754)

NET ASSETS:
   Beginning of year                         2,510              --              --             4,854,532
                                           -------            ----            ----            ----------
   End of year                             $ 2,930            $213            $226            $4,666,778
                                           =======            ====            ====            ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                     PIMCO VIT Short-  PIMCO VIT Total
                                     Term Portfolio - Return Portfolio -  Pioneer Fund     Pioneer Growth
                                      Administrative    Administrative   VCT Portfolio -  Opportunities VCT
                                          Class             Class            Class I     Portfolio - Class I
                                     ---------------- ------------------ --------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $   17,629        $   81,497       $     (771)       $  (36,751)
   Net realized gain (loss) on
     investments                               792            40,005           18,573            35,690
   Capital gain distributions from
     mutual funds                               --            60,192               --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (4,539)         (137,226)          64,976           126,850
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from operations                 13,882            44,468           82,778           125,789
                                        ----------        ----------       ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              767            27,517              194             5,519
   Net transfers from (to) other
     Divisions or fixed rate option         79,275           155,571          (72,686)         (100,650)
   Mortality reserve transfers                  --                --               --                --
   Contract Withdrawals                   (137,142)         (627,565)        (433,382)         (781,416)
   Death Benefits                               --           (96,907)          (9,699)          (16,498)
   Annuity benefits                            (43)              (45)              --                --
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (57,143)         (541,429)        (515,573)         (893,045)
                                        ----------        ----------       ----------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (43,261)         (496,961)        (432,795)         (767,256)

NET ASSETS:
   Beginning of year                     1,271,948         4,249,925        2,128,595         3,232,917
                                        ----------        ----------       ----------        ----------
   End of year                          $1,228,687        $3,752,964       $1,695,800        $2,465,661
                                        ==========        ==========       ==========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $   (1,134)       $   23,489       $   (1,643)       $   (2,523)
   Net realized gain (loss) on
     investments                             1,313            28,130              577             1,948
   Capital gain distributions from
     mutual funds                            2,919            60,899               --                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (3,845)           36,308           46,566            89,728
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from operations                   (747)          148,826           45,500            89,153
                                        ----------        ----------       ----------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            7,902             9,654               13               228
   Net transfers from (to) other
     Divisions or fixed rate option          8,093          (220,785)       2,115,069         3,275,149
   Mortality reserve transfers                  --                --               --                --
   Contract Withdrawals                   (101,707)         (411,225)         (31,987)         (131,613)
   Death Benefits                           (4,580)             (455)              --                --
   Annuity benefits                             --                --               --                --
                                        ----------        ----------       ----------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (90,292)         (622,811)       2,083,095         3,143,764
                                        ----------        ----------       ----------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (91,039)         (473,985)       2,128,595         3,232,917

NET ASSETS:
   Beginning of year                     1,362,987         4,723,910               --                --
                                        ----------        ----------       ----------        ----------
   End of year                          $1,271,948        $4,249,925       $2,128,595        $3,232,917
                                        ==========        ==========       ==========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Divisions
                                     ------------------------------------------------------------------
                                                          Putnam VT        Putnam VT
                                         Putnam VT       Growth and   International Growth
                                     Diversified Income Income Fund -  and Income Fund -   Royce Small-
                                      Fund - Class IB     Class IB          Class IB       Cap Portfolio
                                     ------------------ ------------- -------------------- -------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)             $ 15         $    6,832         $ (3,752)       $   (5,112)
   Net realized gain (loss) on
     investments                               1             32,534           26,180             5,689
   Capital gain distributions from
     mutual funds                             --                 --               --            15,842
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (10)            61,141           72,803            85,992
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from operations                    6            100,507           95,231           102,411
                                            ----         ----------         --------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --             32,270            8,335            60,388
   Net transfers from (to) other
     Divisions or fixed rate option           (1)            (9,793)         119,069           313,477
   Mortality reserve transfers                --                 --               --                --
   Contract Withdrawals                       --           (287,051)         (73,220)          (12,754)
   Death Benefits                             --            (19,741)              --                --
   Annuity benefits                          (46)               (46)             (51)               --
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                               (47)          (284,361)          54,133           361,111
                                            ----         ----------         --------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              (41)          (183,854)         149,364           463,522

NET ASSETS:
   Beginning of year                         211          2,888,790          712,882         1,050,523
                                            ----         ----------         --------        ----------
   End of year                              $170         $2,704,936         $862,246        $1,514,045
                                            ====         ==========         ========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)             $ --         $    5,848         $ (1,068)       $   (3,369)
   Net realized gain (loss) on
     investments                              --             18,863           14,845               294
   Capital gain distributions from
     mutual funds                             --                 --               --            52,046
   Net change in unrealized
     appreciation (depreciation) of
     investments                              15            233,451           98,000           144,211
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from operations                   15            258,162          111,777           193,182
                                            ----         ----------         --------        ----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            196             18,323              656           103,087
   Net transfers from (to) other
     Divisions or fixed rate option           --            144,397          107,884            72,472
   Mortality reserve transfers                --                 --               --                --
   Contract Withdrawals                       --           (269,447)         (41,616)               --
   Death Benefits                             --             (4,843)          (3,918)               --
   Annuity benefits                           --                 --               --                --
                                            ----         ----------         --------        ----------
Increase (decrease) in net assets
  resulting from principal
  transactions                               196           (111,570)          63,006           175,559
                                            ----         ----------         --------        ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              211            146,592          174,783           368,741

NET ASSETS:
   Beginning of year                          --          2,742,198          538,099           681,782
                                            ----         ----------         --------        ----------
   End of year                              $211         $2,888,790         $712,882        $1,050,523
                                            ====         ==========         ========        ==========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                  Divisions
                                     ------------------------------------------------------------------
                                                   Safeco RST                           SunAmerica -
                                     Safeco RST      Growth        SunAmerica -          SunAmerica
                                     Core Equity  Opportunities  Aggressive Growth  Balanced Portfolio -
                                      Portfolio     Portfolio   Portfolio - Class 1       Class 1
                                     -----------  ------------- ------------------- --------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)      $        --   $        --         $ (1)                $  4
   Net realized gain (loss) on
     investments                              --            --            7                    1
   Capital gain distributions from
     mutual funds                             --            --           --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              --            --           11                   (2)
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from operations                   --            --           17                    3
                                     -----------   -----------         ----                 ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --            --           --                   --
   Net transfers from (to) other
     Divisions or fixed rate option           --            --           --                   --
   Mortality reserve transfers                --            --           --                   --
   Contract Withdrawals                       --            --           --                   --
   Death Benefits                             --            --           --                   --
   Annuity benefits                           --            --          (49)                 (45)
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from principal
  transactions                                --            --          (49)                 (45)
                                     -----------   -----------         ----                 ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               --            --          (32)                 (42)

NET ASSETS:
   Beginning of year                          --            --          216                  207
                                     -----------   -----------         ----                 ----
   End of year                       $        --   $        --         $184                 $165
                                     ===========   ===========         ====                 ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)      $    (5,505)  $   (41,421)        $ --                 $  3
   Net realized gain (loss) on
     investments                        (509,440)      395,115           --                   --
   Capital gain distributions from
     mutual funds                             --            --           --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         598,234       164,765           19                    8
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from operations               83,289       518,459           19                   11
                                     -----------   -----------         ----                 ----
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments          1,026        11,947          196                  196
   Net transfers from (to) other
     Divisions or fixed rate option   (2,210,761)   (3,413,211)           1                   --
   Mortality reserve transfers                --            --           --                   --
   Contract Withdrawals                 (164,448)     (378,844)          --                   --
   Death Benefits                        (48,093)      (15,452)          --                   --
   Annuity benefits                           --            --           --                   --
                                     -----------   -----------         ----                 ----
Increase (decrease) in net assets
  resulting from principal
  transactions                        (2,422,276)   (3,795,560)         197                  196
                                     -----------   -----------         ----                 ----
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                       (2,338,987)   (3,277,101)         216                  207

NET ASSETS:
   Beginning of year                   2,338,987     3,277,101           --                   --
                                     -----------   -----------         ----                 ----
   End of year                       $        --   $        --         $216                 $207
                                     ===========   ===========         ====                 ====

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                       Divisions
                                     ----------------------------------------------------------------------------
                                        UIF Core Plus       UIF Emerging         UIF Equity      UIF Global Value
                                        Fixed Income       Markets Equity    Growth Portfolio - Equity Portfolio -
                                     Portfolio - Class I Portfolio - Class I      Class I            Class I
                                     ------------------- ------------------- ------------------ ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $    59,463         $  (21,624)        $   (85,967)       $   (21,762)
   Net realized gain (loss) on
     investments                              60,104            (19,871)         (1,126,271)           152,236
   Capital gain distributions from
     mutual funds                             20,915                 --                  --             36,804
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (58,971)           646,053           2,377,592             36,941
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from operations                   81,511            604,558           1,165,354            204,219
                                         -----------         ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                963              1,606              13,084              8,904
   Net transfers from (to) other
     Divisions or fixed rate option          127,396             57,638            (343,861)            (7,631)
   Mortality reserve transfers                    --                 --                  --                 --
   Contract Withdrawals                   (1,015,620)          (347,304)         (2,471,587)        (1,399,010)
   Death Benefits                            (79,780)           (36,716)           (333,964)           (34,469)
   Annuity benefits                               --             (3,868)                (48)            (3,184)
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (967,041)          (328,644)         (3,136,376)        (1,435,390)
                                         -----------         ----------         -----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (885,530)           275,914          (1,971,022)        (1,231,171)

NET ASSETS:
   Beginning of year                       3,478,305          2,167,044          11,139,195          6,156,289
                                         -----------         ----------         -----------        -----------
   End of year                           $ 2,592,775         $2,442,958         $ 9,168,173        $ 4,925,118
                                         ===========         ==========         ===========        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $    82,792         $  (14,065)        $  (136,522)       $   (39,619)
   Net realized gain (loss) on
     investments                              87,310           (189,676)           (733,228)            (9,056)
   Capital gain distributions from
     mutual funds                              8,025                 --                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             (76,010)           583,694           1,524,246            726,815
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from operations                  102,117            379,953             654,496            678,140
                                         -----------         ----------         -----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              2,100              8,729              14,051              3,138
   Net transfers from (to) other
     Divisions or fixed rate option           13,401            110,698             164,884            111,658
   Mortality reserve transfers                    --                 --                  --                 --
   Contract Withdrawals                     (432,403)          (173,355)         (1,369,079)          (833,544)
   Death Benefits                            (67,904)           (27,331)           (195,293)          (164,777)
   Annuity benefits                               --             (2,732)                 --             (2,861)
                                         -----------         ----------         -----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (484,806)           (83,991)         (1,385,437)          (886,386)
                                         -----------         ----------         -----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                             (382,689)           295,962            (730,941)          (208,246)

NET ASSETS:
   Beginning of year                       3,860,994          1,871,082          11,870,136          6,364,535
                                         -----------         ----------         -----------        -----------
   End of year                           $ 3,478,305         $2,167,044         $11,139,195        $ 6,156,289
                                         ===========         ==========         ===========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     ------------------------------------------------------------------------
                                      UIF High Yield   UIF International  UIF U.S. Mid Cap    UIF U.S. Real
                                     Portfolio - Class Magnum Portfolio - Value Portfolio - Estate Portfolio -
                                             I              Class I            Class I           Class I
                                     ----------------- ------------------ ----------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $   303,251        $   (7,227)       $  (134,330)      $    (7,879)
   Net realized gain (loss) on
     investments                           (419,333)           57,675            465,924           848,412
   Capital gain distributions from
     mutual funds                                --                --            175,244           116,980
   Net change in unrealized
     appreciation (depreciation) of
     investments                             86,081           244,115            721,412          (351,153)
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from operations                 (30,001)          294,563          1,228,250           606,360
                                        -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             2,283             2,171             18,911            18,906
   Net transfers from (to) other
     Divisions or fixed rate option        (161,314)         (118,919)           (20,474)          106,677
   Mortality reserve transfers                   --                --                 --                --
   Contract Withdrawals                  (1,036,385)         (705,418)        (3,152,820)       (1,521,765)
   Death Benefits                          (186,580)          (63,832)          (337,126)          (86,139)
   Annuity benefits                             (45)           (2,600)            (3,939)               --
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,382,041)         (888,598)        (3,495,448)       (1,482,321)
                                        -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (1,412,042)         (594,035)        (2,267,198)         (875,961)

NET ASSETS:
   Beginning of year                      5,851,395         3,962,697         13,774,539         4,909,743
                                        -----------        ----------        -----------       -----------
   End of year                          $ 4,439,353        $3,368,662        $11,507,341       $ 4,033,782
                                        ===========        ==========        ===========       ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $   299,146        $   56,967        $  (181,019)      $    11,220
   Net realized gain (loss) on
     investments                           (789,593)         (143,292)           109,158           280,784
   Capital gain distributions from
     mutual funds                                --                --                 --            83,200
   Net change in unrealized
     appreciation (depreciation) of
     investments                            958,453           642,320          1,684,873           940,983
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from operations                 468,006           555,995          1,613,012         1,316,187
                                        -----------        ----------        -----------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             3,329               819             15,592             7,630
   Net transfers from (to) other
     Divisions or fixed rate option         (93,959)          (33,117)           432,778           193,292
   Mortality reserve transfers                   --                --                 --                --
   Contract Withdrawals                  (1,002,219)         (471,044)        (1,559,284)         (558,763)
   Death Benefits                          (252,949)          (55,270)          (286,178)          (72,679)
   Annuity benefits                              --            (2,203)            (3,300)               --
                                        -----------        ----------        -----------       -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,345,798)         (560,815)        (1,400,392)         (430,520)
                                        -----------        ----------        -----------       -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            (877,792)           (4,820)           212,620           885,667

NET ASSETS:
   Beginning of year                      6,729,187         3,967,517         13,561,919         4,024,076
                                        -----------        ----------        -----------       -----------
   End of year                          $ 5,851,395        $3,962,697        $13,774,539       $ 4,909,743
                                        ===========        ==========        ===========       ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                     Divisions
                                     -------------------------------------------------------------------------
                                                         VALIC Company I - VALIC Company I - VALIC Company I -
                                          UIF Value      Blue Chip Growth   Health Sciences   Income & Growth
                                     Portfolio - Class I       Fund              Fund              Fund
                                     ------------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $    (7,743)        $   (310)         $   (256)          $   784
   Net realized gain (loss) on
     investments                             663,947            4,505               471                16
   Capital gain distributions from
     mutual funds                            565,443               --             3,122                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            (949,252)           4,749             4,773             1,344
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from operations                  272,395            8,944             8,110             2,144
                                         -----------         --------          --------           -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              3,075               --                --                --
   Net transfers from (to) other
     Divisions or fixed rate option          (11,576)          64,086            18,354                --
   Mortality reserve transfers                    --               --                --                --
   Contract Withdrawals                   (2,548,563)         (42,874)          (21,974)               --
   Death Benefits                           (136,724)              --                --                --
   Annuity benefits                           (3,367)              --                --                --
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (2,697,155)          21,212            (3,620)               --
                                         -----------         --------          --------           -------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (2,424,760)          30,156             4,490             2,144

NET ASSETS:
   Beginning of year                      11,730,389           92,226            71,393            51,761
                                         -----------         --------          --------           -------
   End of year                           $ 9,305,629         $122,382          $ 75,883           $53,905
                                         ===========         ========          ========           =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $   (46,603)        $    140          $   (100)          $   423
   Net realized gain (loss) on
     investments                             448,435                2                (3)                1
   Capital gain distributions from
     mutual funds                            356,932               --             3,173                --
   Net change in unrealized
     appreciation (depreciation) of
     investments                             951,990            6,870               828             3,841
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from operations                1,710,754            7,012             3,898             4,265
                                         -----------         --------          --------           -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              1,919               --                --                --
   Net transfers from (to) other
     Divisions or fixed rate option          296,387           85,214            67,495            47,496
   Mortality reserve transfers                    --               --                --                --
   Contract Withdrawals                   (1,555,488)              --                --                --
   Death Benefits                           (194,938)              --                --                --
   Annuity benefits                           (3,016)              --                --                --
                                         -----------         --------          --------           -------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (1,455,136)          85,214            67,495            47,496
                                         -----------         --------          --------           -------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                              255,618           92,226            71,393            51,761

NET ASSETS:
   Beginning of year                      11,474,771               --                --                --
                                         -----------         --------          --------           -------
   End of year                           $11,730,389         $ 92,226          $ 71,393           $51,761
                                         ===========         ========          ========           =======

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                     VALIC Company I - VALIC Company I - VALIC Company I - VALIC Company I -
                                       International     Mid Cap Index    Money Market I   Nasdaq-100 Index
                                       Equities Fund         Fund              Fund              Fund
                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $    6,532        $   (17,096)      $   160,454        $  (7,626)
   Net realized gain (loss) on
     investments                           (53,177)           244,010                --          125,250
   Capital gain distributions from
     mutual funds                               --            225,459                --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           194,589            167,894                --         (118,454)
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from operations                147,944            620,267           160,454             (830)
                                        ----------        -----------       -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           16,843             19,977            75,371           10,060
   Net transfers from (to) other
     Divisions or fixed rate option        143,650             49,591           (60,205)        (141,843)
   Mortality reserve transfers                  --                 --                --               --
   Contract Withdrawals                   (201,132)        (1,160,455)       (1,089,053)        (107,195)
   Death Benefits                               --           (122,979)          (30,305)              --
   Annuity benefits                            (51)               (50)               --              (44)
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                             (40,690)        (1,213,916)       (1,104,192)        (239,022)
                                        ----------        -----------       -----------        ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            107,254           (593,649)         (943,738)        (239,852)

NET ASSETS:
   Beginning of year                     1,028,440          6,602,276         8,702,249          838,935
                                        ----------        -----------       -----------        ---------
   End of year                          $1,135,694        $ 6,008,627       $ 7,758,511        $ 599,083
                                        ==========        ===========       ===========        =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $    2,068        $   (29,983)      $     3,703        $  (6,936)
   Net realized gain (loss) on
     investments                          (144,426)            52,953                --           38,833
   Capital gain distributions from
     mutual funds                               --            111,823                --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           287,798            728,445                --           27,151
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from operations                145,440            863,238             3,703           59,048
                                        ----------        -----------       -----------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            1,320             30,106            30,547           38,691
   Net transfers from (to) other
     Divisions or fixed rate option         99,461             55,620           700,738         (181,427)
   Mortality reserve transfers                  --                 --                --               --
   Contract Withdrawals                   (104,810)          (802,167)       (1,336,219)         (61,397)
   Death Benefits                               --            (34,450)         (108,077)          (1,882)
   Annuity benefits                             --                 --                --               --
                                        ----------        -----------       -----------        ---------
Increase (decrease) in net assets
  resulting from principal
  transactions                              (4,029)          (750,891)         (713,011)        (206,015)
                                        ----------        -----------       -----------        ---------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            141,411            112,347          (709,308)        (146,967)

NET ASSETS:
   Beginning of year                       887,029          6,489,929         9,411,557          985,902
                                        ----------        -----------       -----------        ---------
   End of year                          $1,028,440        $ 6,602,276       $ 8,702,249        $ 838,935
                                        ==========        ===========       ===========        =========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                    Divisions
                                     ----------------------------------------------------------------------
                                     VALIC Company I - VALIC Company I - VALIC Company I -
                                         Science &      Small Cap Index  Social Awareness  VALIC Company I -
                                      Technology Fund        Fund              Fund        Stock Index Fund
                                     ----------------- ----------------- ----------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (6,117)       $   (3,421)         $  (10)         $    16,230
   Net realized gain (loss) on
     investments                           (25,685)          133,626              (8)            (809,431)
   Capital gain distributions from
     mutual funds                               --            29,929              --              145,319
   Net change in unrealized
     appreciation (depreciation) of
     investments                            34,555          (143,941)             87              865,442
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from operations                  2,753            16,193              69              217,560
                                         ---------        ----------          ------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            3,378             1,463              --               58,802
   Net transfers from (to) other
     Divisions or fixed rate option        (19,289)          (45,082)             --             (324,886)
   Mortality reserve transfers                  --                --              --                   --
   Contract Withdrawals                   (119,385)          (60,971)             (2)          (1,778,312)
   Death Benefits                               --                --              --             (127,362)
   Annuity benefits                            (43)              (47)             --                  (46)
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (135,339)         (104,637)             (2)          (2,171,804)
                                         ---------        ----------          ------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (132,586)          (88,444)             67           (1,954,244)

NET ASSETS:
   Beginning of year                       540,075         1,056,366           2,810            8,922,422
                                         ---------        ----------          ------          -----------
   End of year                           $ 407,489        $  967,922          $2,877          $ 6,968,178
                                         =========        ==========          ======          ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (6,941)       $   (4,484)         $   (8)         $    23,546
   Net realized gain (loss) on
     investments                           (38,161)           56,854             (16)            (553,113)
   Capital gain distributions from
     mutual funds                               --                --              --              121,388
   Net change in unrealized
     appreciation (depreciation) of
     investments                            40,937            83,276             254            1,168,404
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from operations                 (4,165)          135,646             230              760,225
                                         ---------        ----------          ------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           38,524             6,696              --              134,670
   Net transfers from (to) other
     Divisions or fixed rate option          4,695           216,134              (2)              29,994
   Mortality reserve transfers                  --                --              --                   --
   Contract Withdrawals                    (39,937)          (61,861)             (2)            (980,085)
   Death Benefits                               --            (3,717)             --              (95,209)
   Annuity benefits                             --                --              --                   --
                                         ---------        ----------          ------          -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                               3,282           157,252              (4)            (910,630)
                                         ---------        ----------          ------          -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                               (883)          292,898             226             (150,405)

NET ASSETS:
   Beginning of year                       540,958           763,468           2,584            9,072,827
                                         ---------        ----------          ------          -----------
   End of year                           $ 540,075        $1,056,366          $2,810          $ 8,922,422
                                         =========        ==========          ======          ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                Divisions
                                     ---------------------------------------------------------------
                                                     Van Kampen                     Van Kampen LIT
                                      Van Kampen   Corporate Bond   Van Kampen      Emerging Growth
                                     Comstock Fund      Fund      High Yield Fund Portfolio - Class I
                                     ------------- -------------- --------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $    55,447     $ 12,126      $  395,533        $  (167,380)
   Net realized gain (loss) on
     investments                          111,736          (50)       (765,278)        (2,739,674)
   Capital gain distributions from
     mutual funds                         320,758           --              --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         (311,686)      (6,896)        396,974          3,730,049
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from operations               176,255        5,180          27,229            822,995
                                      -----------     --------      ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              --           --           1,784             15,677
   Net transfers from (to) other
     Divisions or fixed rate option           (66)      (3,409)            136           (963,783)
   Mortality reserve transfers                 --           --         (38,814)                --
   Contract Withdrawals                (1,236,712)      (4,737)       (279,704)        (2,806,917)
   Death Benefits                        (107,884)          --        (626,043)          (291,199)
   Annuity benefits                        (5,919)          --              --            (31,576)
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (1,350,581)      (8,146)       (942,641)        (4,077,798)
                                      -----------     --------      ----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (1,174,326)      (2,966)       (915,412)        (3,254,803)

NET ASSETS:
   Beginning of year                    6,447,271      310,362       6,456,460         17,232,754
                                      -----------     --------      ----------        -----------
   End of year                        $ 5,272,945     $307,396      $5,541,048        $13,977,951
                                      ===========     ========      ==========        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $    33,466     $ 12,972      $  404,813        $  (253,874)
   Net realized gain (loss) on
     investments                           18,082            5        (590,290)        (1,214,707)
   Capital gain distributions from
     mutual funds                              --           --              --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          911,408         (335)        781,096          2,336,820
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from operations               962,956       12,642         595,619            868,239
                                      -----------     --------      ----------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments              --           --           1,784             12,150
   Net transfers from (to) other
     Divisions or fixed rate option       (27,481)          20           1,128           (848,506)
   Mortality reserve transfers                 --           --         (17,471)                --
   Contract Withdrawals                  (905,251)          --        (530,803)        (2,201,553)
   Death Benefits                              --           --        (235,554)          (282,928)
   Annuity benefits                        (7,884)          --         (10,868)           (30,628)
                                      -----------     --------      ----------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (940,616)          20        (791,784)        (3,351,465)
                                      -----------     --------      ----------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                            22,340       12,662        (196,165)        (2,483,226)

NET ASSETS:
   Beginning of year                    6,424,931      297,700       6,652,625         19,715,980
                                      -----------     --------      ----------        -----------
   End of year                        $ 6,447,271     $310,362      $6,456,460        $17,232,754
                                      ===========     ========      ==========        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                       Divisions
                                     -----------------------------------------------------------------------------
                                                                               Van Kampen LIT
                                       Van Kampen LIT      Van Kampen LIT        Growth and       Van Kampen LIT
                                         Enterprise          Government      Income Portfolio -    Money Market
                                     Portfolio - Class I Portfolio - Class I      Class I       Portfolio - Class I
                                     ------------------- ------------------- ------------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)          $  (105,989)        $   258,977        $   (102,698)       $    48,927
   Net realized gain (loss) on
     investments                          (2,390,074)             47,050           2,667,016                 --
   Capital gain distributions from
     mutual funds                                 --                  --           1,225,186                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           3,611,478            (115,148)            (15,658)                --
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from operations                1,115,415             190,879           3,773,846             48,927
                                         -----------         -----------        ------------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             19,947               1,445              51,986             16,200
   Net transfers from (to) other
     Divisions or fixed rate option         (624,949)           (250,059)            244,747            872,032
   Mortality reserve transfers               (79,601)            (68,341)                 --            (76,598)
   Contract Withdrawals                   (2,788,993)         (1,548,693)        (10,424,992)        (1,990,728)
   Death Benefits                           (285,249)           (258,939)         (1,415,437)           (13,408)
   Annuity benefits                          (10,020)             (4,637)                (50)           (13,115)
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (3,768,865)         (2,129,224)        (11,543,746)        (1,205,617)
                                         -----------         -----------        ------------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (2,653,450)         (1,938,345)         (7,769,900)        (1,156,690)

NET ASSETS:
   Beginning of year                      19,906,129           9,724,942          51,694,885          4,247,557
                                         -----------         -----------        ------------        -----------
   End of year                           $17,252,679         $ 7,786,597        $ 43,924,985        $ 3,090,867
                                         ===========         ===========        ============        ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)          $  (199,079)        $   369,977        $   (188,554)       $   (23,973)
   Net realized gain (loss) on
     investments                          (2,348,871)             60,046           1,288,086                 --
   Capital gain distributions from
     mutual funds                                 --                  --                  --                 --
   Net change in unrealized
     appreciation (depreciation) of
     investments                           2,973,707            (151,238)          4,897,040                 --
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from operations                  425,757             278,785           5,996,572            (23,973)
                                         -----------         -----------        ------------        -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             14,832               2,126              17,320             49,187
   Net transfers from (to) other
     Divisions or fixed rate option         (513,571)           (529,266)            855,093              5,146
   Mortality reserve transfers                    --                  --                  --             36,608
   Contract Withdrawals                   (2,751,484)         (1,067,124)         (5,931,921)        (1,208,419)
   Death Benefits                           (340,700)           (174,988)         (1,207,489)          (146,697)
   Annuity benefits                          (10,296)             (4,633)                 --            (16,913)
                                         -----------         -----------        ------------        -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                            (3,601,219)         (1,773,885)         (6,266,997)        (1,281,088)
                                         -----------         -----------        ------------        -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           (3,175,462)         (1,495,100)           (270,425)        (1,305,061)

NET ASSETS:
   Beginning of year                      23,081,591          11,220,042          51,965,310          5,552,618
                                         -----------         -----------        ------------        -----------
   End of year                           $19,906,129         $ 9,724,942        $ 51,694,885        $ 4,247,557
                                         ===========         ===========        ============        ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                 Divisions
                                     -----------------------------------------------------------------
                                      Van Kampen   Vanguard VIF High   Vanguard VIF REIT WM VT Balanced
                                     Reserve Fund Yield Bond Portfolio  Index Portfolio    Portfolio
                                     ------------ -------------------- ----------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $    4,206          $ 15               $  7         $  1,296,550
   Net realized gain (loss) on
     investments                              --             1                 11            2,970,196
   Capital gain distributions from
     mutual funds                             --            --                 16                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              --           (11)                (7)           6,473,241
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from operations                4,206             5                 27           10,739,987
                                      ----------          ----               ----         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --            --                 --              689,957
   Net transfers from (to) other
     Divisions or fixed rate option        3,421            (1)                (1)           1,182,151
   Mortality reserve transfers                --            --                 --                   --
   Contract Withdrawals                  (19,620)           --                 --          (25,481,574)
   Death Benefits                             --            --                 --          (11,345,351)
   Annuity benefits                       (2,957)          (46)               (57)             (56,983)
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (19,156)          (47)               (58)         (35,011,800)
                                      ----------          ----               ----         ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (14,950)          (42)               (31)         (24,271,813)

NET ASSETS:
   Beginning of year                     286,496           211                246          268,923,470
                                      ----------          ----               ----         ------------
   End of year                        $  271,546          $169               $215         $244,651,657
                                      ==========          ====               ====         ============
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $   (1,688)         $ --               $ --         $  1,219,396
   Net realized gain (loss) on
     investments                              --            --                 --              146,194
   Capital gain distributions from
     mutual funds                             --            --                 --                   --
   Net change in unrealized
     appreciation (depreciation) of
     investments                              --            15                 48           20,509,231
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from operations               (1,688)           15                 48           21,874,821
                                      ----------          ----               ----         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments             --           196                196            2,562,346
   Net transfers from (to) other
     Divisions or fixed rate option          (21)           --                  2            4,818,865
   Mortality reserve transfers                --            --                 --                   --
   Contract Withdrawals                 (937,286)           --                 --          (22,567,101)
   Death Benefits                         (7,074)           --                 --           (9,598,509)
   Annuity benefits                       (3,031)           --                 --              (55,234)
                                      ----------          ----               ----         ------------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (947,412)          196                198          (24,839,633)
                                      ----------          ----               ----         ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                         (949,100)          211                246           (2,964,812)

NET ASSETS:
   Beginning of year                   1,235,596            --                 --          271,888,282
                                      ----------          ----               ----         ------------
   End of year                        $  286,496          $211               $246         $268,923,470
                                      ==========          ====               ====         ============

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                                 Divisions
                                     ----------------------------------------------------------------
                                           WM VT             WM VT
                                        Conservative      Conservative   WM VT Equity  WM VT Flexible
                                     Balanced Portfolio Growth Portfolio Income Fund  Income Portfolio
                                     ------------------ ---------------- ------------ ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)         $   128,399       $   (239,181)  $    53,110    $   999,847
   Net realized gain (loss) on
     investments                            519,298           (528,271)    1,441,174      1,378,157
   Capital gain distributions from
     mutual funds                                --                 --            --         65,061
   Net change in unrealized
     appreciation (depreciation) of
     investments                           (235,383)        10,098,671       587,728     (1,500,758)
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from operations                 412,314          9,331,219     2,082,012        942,307
                                        -----------       ------------   -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           121,986            317,487       181,342         21,920
   Net transfers from (to) other
     Divisions or fixed rate option       1,005,316         (3,827,469)    3,000,927       (404,205)
   Mortality reserve transfers                   --                 --            --             --
   Contract Withdrawals                  (1,761,598)       (20,676,842)   (2,252,304)    (4,874,314)
   Death Benefits                          (924,465)        (6,053,301)     (983,728)    (2,980,961)
   Annuity benefits                              --                 --            --             --
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (1,558,761)       (30,240,125)      (53,763)    (8,237,560)
                                        -----------       ------------   -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (1,146,447)       (20,908,906)    2,028,249     (7,295,253)

NET ASSETS:
   Beginning of year                     14,471,987        195,353,827    23,796,109     54,286,359
                                        -----------       ------------   -----------    -----------
   End of year                          $13,325,540       $174,444,921   $25,824,358    $46,991,106
                                        ===========       ============   ===========    ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)         $    83,220       $    (41,941)  $    78,667    $ 1,092,703
   Net realized gain (loss) on
     investments                            209,296         (2,980,291)      900,381      1,288,033
   Capital gain distributions from
     mutual funds                                --                 --            --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                            611,480         21,717,883     2,535,540        306,970
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from operations                 903,996         18,695,651     3,514,588      2,687,706
                                        -----------       ------------   -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           450,780            781,302        82,755        594,650
   Net transfers from (to) other
     Divisions or fixed rate option       1,640,764           (641,970)    1,836,092     (1,749,092)
   Mortality reserve transfers                   --                 --            --             --
   Contract Withdrawals                  (1,148,064)       (20,011,478)   (2,031,559)    (4,817,790)
   Death Benefits                          (144,294)        (5,415,667)     (557,011)    (1,666,363)
   Annuity benefits                              --                 --            --             --
                                        -----------       ------------   -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                              799,186        (25,287,813)     (669,723)    (7,638,595)
                                        -----------       ------------   -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           1,703,182         (6,592,162)    2,844,865     (4,950,889)

NET ASSETS:
   Beginning of year                     12,768,805        201,945,989    20,951,244     59,237,248
                                        -----------       ------------   -----------    -----------
   End of year                          $14,471,987       $195,353,827   $23,796,109    $54,286,359
                                        ===========       ============   ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                               Divisions
                                     ------------------------------------------------------------
                                     WM VT Growth & WM VT Growth  WM VT Income WM VT International
                                      Income Fund       Fund          Fund         Growth Fund
                                     -------------- ------------  ------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $   (67,435)  $   (358,164) $   909,203      $    17,913
   Net realized gain (loss) on
     investments                         (201,032)   (11,719,232)     365,030           79,257
   Capital gain distributions from
     mutual funds                              --             --           --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          931,134     14,323,611   (1,083,254)       1,143,929
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from operations               662,667      2,246,215      190,979        1,241,099
                                      -----------   ------------  -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments         120,042         78,041       35,030           11,880
   Net transfers from (to) other
     Divisions or fixed rate option    (1,226,355)    (2,190,382)      68,167          394,841
   Mortality reserve transfers                 --             --           --               --
   Contract Withdrawals                (4,519,084)    (5,049,221)  (2,233,077)        (963,821)
   Death Benefits                      (1,573,209)    (1,483,865)  (1,338,043)        (331,029)
   Annuity benefits                            --           (352)        (813)            (511)
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (7,198,606)    (8,645,779)  (3,468,736)        (888,640)
                                      -----------   ------------  -----------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (6,535,939)    (6,399,564)  (3,277,757)         352,459

NET ASSETS:
   Beginning of year                   45,685,636     46,463,712   22,353,795        8,512,220
                                      -----------   ------------  -----------      -----------
   End of year                        $39,149,697   $ 40,064,148  $19,076,038      $ 8,864,679
                                      ===========   ============  ===========      ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $  (161,424)  $   (671,146) $ 1,104,774      $   (14,972)
   Net realized gain (loss) on
     investments                         (304,992)   (13,313,519)     700,919         (153,668)
   Capital gain distributions from
     mutual funds                              --             --           --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                        3,826,735     16,937,857     (870,343)       1,087,460
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from operations             3,360,319      2,953,192      935,350          918,820
                                      -----------   ------------  -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments          40,880         64,467       88,456           15,926
   Net transfers from (to) other
     Divisions or fixed rate option      (954,873)    (2,780,476)  (1,927,763)         (87,268)
   Mortality reserve transfers                 --             --           --               --
   Contract Withdrawals                (5,226,906)    (4,645,302)  (2,490,987)        (765,138)
   Death Benefits                      (1,990,625)    (1,094,098)    (796,606)        (200,068)
   Annuity benefits                            --           (329)        (835)            (460)
                                      -----------   ------------  -----------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                         (8,131,524)    (8,455,738)  (5,127,735)      (1,037,008)
                                      -----------   ------------  -----------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                        (4,771,205)    (5,502,546)  (4,192,385)        (118,188)

NET ASSETS:
   Beginning of year                   50,456,841     51,966,258   26,546,180        8,630,408
                                      -----------   ------------  -----------      -----------
   End of year                        $45,685,636   $ 46,463,712  $22,353,795      $ 8,512,220
                                      ===========   ============  ===========      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                            Divisions
                                     ------------------------------------------------------
                                                                WM VT Short
                                     WM VT Mid Cap WM VT Money  Term Income  WM VT Small Cap
                                      Stock Fund   Market Fund     Fund        Growth Fund
                                     ------------- -----------  -----------  ---------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)       $  (64,246)  $   106,140  $   191,715    $  (145,704)
   Net realized gain (loss) on
     investments                         377,561            --       51,904     (1,748,898)
   Capital gain distributions from
     mutual funds                        444,082            --           --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          (7,737)           --     (232,923)     1,413,500
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from operations              749,660       106,140       10,696       (481,102)
                                      ----------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments          1,100        12,625        3,679         42,098
   Net transfers from (to) other
     Divisions or fixed rate option      100,252     2,101,903     (441,480)      (624,708)
   Mortality reserve transfers                --            --           --             --
   Contract Withdrawals                 (746,068)   (3,829,243)  (1,138,002)    (1,282,791)
   Death Benefits                       (146,832)     (529,872)    (447,436)      (431,989)
   Annuity benefits                           --            --           --           (446)
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (791,548)   (2,244,587)  (2,023,239)    (2,297,836)
                                      ----------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (41,888)   (2,138,447)  (2,012,543)    (2,778,938)

NET ASSETS:
   Beginning of year                   7,047,794    10,538,997    8,939,865     12,498,177
                                      ----------   -----------  -----------    -----------
   End of year                        $7,005,906   $ 8,400,550  $ 6,927,322    $ 9,719,239
                                      ==========   ===========  ===========    ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)       $  (70,454)  $   (73,451) $   242,654    $  (180,513)
   Net realized gain (loss) on
     investments                         289,286            --      124,655     (1,684,878)
   Capital gain distributions from
     mutual funds                        106,704            --           --             --
   Net change in unrealized
     appreciation (depreciation) of
     investments                         496,467            --     (303,053)     2,200,386
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from operations              822,003       (73,451)      64,256        334,995
                                      ----------   -----------  -----------    -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments         56,190        49,962       77,126         32,481
   Net transfers from (to) other
     Divisions or fixed rate option      419,857    (1,546,439)    (659,411)      (527,247)
   Mortality reserve transfers                --            --           --             --
   Contract Withdrawals                 (554,056)   (3,264,517)  (1,042,071)    (1,294,717)
   Death Benefits                       (194,096)     (403,169)    (242,339)      (325,541)
   Annuity benefits                           --            --           --           (438)
                                      ----------   -----------  -----------    -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (272,105)   (5,164,163)  (1,866,695)    (2,115,462)
                                      ----------   -----------  -----------    -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          549,898    (5,237,614)  (1,802,439)    (1,780,467)

NET ASSETS:
   Beginning of year                   6,497,896    15,776,611   10,742,304     14,278,644
                                      ----------   -----------  -----------    -----------
   End of year                        $7,047,794   $10,538,997  $ 8,939,865    $12,498,177
                                      ==========   ===========  ===========    ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

                                                         Divisions
                                     -------------------------------------------------
                                                        WM VT U.S.
                                     WM VT Strategic    Government       WM VT West
                                     Growth Portfolio Securities Fund Coast Equity Fund
                                     ---------------- --------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)        $   (427,344)   $    648,318      $  (153,164)
   Net realized gain (loss) on
     investments                           (795,616)         90,260          706,305
   Capital gain distributions from
     mutual funds                                --              --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          4,570,332        (558,188)         963,449
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from operations               3,347,372         180,390        1,516,590
                                       ------------    ------------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments            44,179          11,721           88,534
   Net transfers from (to) other
     Divisions or fixed rate option      (2,629,343)     (1,461,133)        (236,714)
   Mortality reserve transfers                   --              --               --
   Contract Withdrawals                  (6,379,743)     (2,492,579)      (2,249,964)
   Death Benefits                        (1,054,998)       (724,019)        (630,050)
   Annuity benefits                              --            (735)              --
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                          (10,019,905)     (4,666,745)      (3,028,194)
                                       ------------    ------------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (6,672,533)     (4,486,355)      (1,511,604)

NET ASSETS:
   Beginning of year                     63,530,115      23,895,321       24,586,814
                                       ------------    ------------      -----------
   End of year                         $ 56,857,582    $ 19,408,966      $23,075,210
                                       ============    ============      ===========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)        $   (465,505)   $    704,080      $  (259,645)
   Net realized gain (loss) on
     investments                         (1,656,408)        254,204          357,439
   Capital gain distributions from
     mutual funds                                --              --               --
   Net change in unrealized
     appreciation (depreciation) of
     investments                          8,761,484        (339,456)       2,364,853
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from operations               6,639,571         618,828        2,462,647
                                       ------------    ------------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments           218,659         224,684           49,032
   Net transfers from (to) other
     Divisions or fixed rate option        (625,806)     (6,849,670)       1,240,235
   Mortality reserve transfers                   --              --               --
   Contract Withdrawals                  (6,051,622)     (3,252,637)      (1,825,002)
   Death Benefits                        (1,303,976)     (1,861,660)        (562,724)
   Annuity benefits                              --            (757)              --
                                       ------------    ------------      -----------
Increase (decrease) in net assets
  resulting from principal
  transactions                           (7,762,745)    (11,740,040)      (1,098,459)
                                       ------------    ------------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (1,123,174)    (11,121,212)       1,364,188

NET ASSETS:
   Beginning of year                     64,653,289      35,016,533       23,222,626
                                       ------------    ------------      -----------
   End of year                         $ 63,530,115    $ 23,895,321      $24,586,814
                                       ============    ============      ===========

                            See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and Other Contracts. The products listed are not open to new contracts, with the exception of Platinum Investor Immediate VA. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

AIM Variable Insurance Funds:                                   Franklin Templeton Variable Insurance Products Trust
                                                                ("Franklin Templeton"):
   AIM V.I. International Growth Fund - Series I
   AIM V.I. Premier Equity Fund - Series I                         Franklin Templeton - Franklin Small Cap Value
                                                                    Securities Fund - Class 2 (1)
                                                                   Franklin Templeton - Franklin U.S. Government Fund
                                                                    - Class 2 (1)
The Alger American Fund:                                           Franklin Templeton - Mutual Shares Securities Fund -
                                                                    Class 2 (1)
   Alger American Leveraged AllCap Portfolio - Class O             Franklin Templeton - Templeton Foreign Securities
    Shares (1)                                                      Fund - Class 2
   Alger American MidCap Growth Portfolio - Class O                Franklin Templeton - Templeton Global Asset
    Shares (1)                                                      Allocation Fund - Class 2

American Century Variable Portfolios, Inc. ("American           Goldman Sachs Variable Insurance Trust:
Century"):
   American Century VP Inflation Protection Fund -                 Goldman Sachs Capital Growth Fund
    Class II (1)
   American Century VP Value Fund - Class I

                                                                Janus Aspen Series:
Credit Suisse Trust ("Credit Suisse"):                             Janus Aspen Series International Growth Portfolio -
                                                                    Service Shares
   Credit Suisse Small Cap Growth Portfolio                        Janus Aspen Series Mid Cap Growth Portfolio -
                                                                    Service Shares
                                                                   Janus Aspen Series Worldwide Growth Portfolio -
                                                                    Service Shares

Dreyfus Investment Portfolios ("Dreyfus IP"):
   Dreyfus IP MidCap Stock Portfolio - Initial shares           J.P. Morgan Series Trust II:
                                                                   JPMorgan Mid Cap Value Portfolio (1)

The Dreyfus Socially Responsible Growth Fund, Inc.-                JPMorgan Small Company Portfolio
Initial shares:

Dreyfus Variable Investment Fund ("Dreyfus VIF"):               LEVCO Series Trust:
   Dreyfus VIF Developing Leaders Portfolio - Initial              LEVCO Equity Value Fund
    shares
   Dreyfus VIF Quality Bond Portfolio - Initial shares

                                                                MFS(R) Variable Insurance Trust(SM) ("MFS VIT"):
Evergreen Variable Annuity Trust:                                  MFS(R) VIT Capital Opportunities Series-Initial Class
   Evergreen VA High Income Fund - Class 1                         MFS(R) VIT Emerging Growth Series-Initial Class
   Evergreen VA Strategic Income Fund - Class 1                    MFS(R) VIT New Discovery Series-Initial Class
                                                                   MFS(R) VIT Research Series-Initial Class

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial        Navellier Variable Insurance Series Fund , Inc.:
    Class
   Fidelity(R) VIP Asset Manager(SM) Portfolio - Service           Navellier Growth Portfolio (2)
    Class 2
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2    Neuberger Berman Advisers Management Trust
                                                                ("Neuberger Berman AMT"):
   Fidelity(R) VIP Growth Portfolio - Service Class 2
   Fidelity(R) VIP Index 500 Portfolio - Initial Class             Neuberger Berman AMT Balanced Portfolio - Class I
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)         Neuberger Berman AMT Mid-Cap Growth Portfolio -
                                                                    Class I
   Fidelity(R) VIP Overseas Portfolio - Initial Class              Neuberger Berman AMT Partners Portfolio - Class I

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Oppenheimer Variable Account Funds:                             VALIC Company I (continued):
   Oppenheimer Balanced Fund/VA - Non-Service Shares               VALIC Company I - International Equities Fund
    (1) (3)
   Oppenheimer Global Securities Fund/VA - Non-Service             VALIC Company I - Mid Cap Index Fund
    Shares (1)
                                                                   VALIC Company I - Money Market I Fund
PIMCO Variable Insurance Trust ("PIMCO VIT"):                      VALIC Company I - Nasdaq-100(R) Index Fund
   PIMCO VIT Real Return Portfolio - Administrative Class          VALIC Company I - Science & Technology Fund
   PIMCO VIT Short-Term Portfolio - Administrative Class           VALIC Company I - Small Cap Index Fund
   PIMCO VIT Total Return Portfolio - Administrative Class         VALIC Company I - Social Awareness Fund
                                                                   VALIC Company I - Stock Index Fund

Pioneer Variable Contracts Trust:
   Pioneer Fund VCT Portfolio - Class I (4)                     Van Kampen Public Mutual Fund ("Van Kampen"):
   Pioneer Growth Opportunities VCT Portfolio - Class I (4)        Van Kampen Comstock Fund
                                                                   Van Kampen Corporate Bond Fund
Putnam Variable Trust ("Putnam VT"):                               Van Kampen High Yield Fund (6)
   Putnam VT Diversified Income Fund - Class IB (1)                Van Kampen Reserve Fund
   Putnam VT Growth and Income Fund - Class IB
   Putnam VT International Growth and Income Fund - Class IB    Van Kampen Life Investment Trust ("Van Kampen LIT"):
                                                                   Van Kampen LIT Emerging Growth Portfolio - Class I
Royce Capital Fund:                                                Van Kampen LIT Enterprise Portfolio - Class I
   Royce Small-Cap Portfolio                                       Van Kampen LIT Government Portfolio - Class I
                                                                   Van Kampen LIT Growth and Income Portfolio - Class I
Safeco Resource Series Trust ("Safeco RST"):                       Van Kampen LIT Money Market Portfolio - Class I
   Safeco RST Core Equity Portfolio (4)
   Safeco RST Growth Opportunities Portfolio (4)                Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):
                                                                   Vanguard(R) VIF High Yield Bond Portfolio (1)
SunAmerica Series Trust ("SunAmerica"):                            Vanguard(R) VIF REIT Index Portfolio (1)
   SunAmerica- Aggressive Growth Portfolio - Class 1 (1)
   SunAmerica- SunAmerica Balanced Portfolio - Class 1 (1)      WM Variable Trust ("WM VT"):
                                                                   WM VT Balanced Portfolio
The Universal Institutional Funds, Inc. ("UIF"):                   WM VT Conservative Balanced Portfolio
   UIF Core Plus Fixed Income Portfolio - Class I                  WM VT Conservative Growth Portfolio
   UIF Emerging Markets Equity Portfolio - Class I                 WM VT Equity Income Fund
   UIF Equity Growth Portfolio - Class I                           WM VT Flexible Income Portfolio
   UIF Global Value Equity Portfolio - Class I                     WM VT Growth & Income Fund
   UIF High Yield Portfolio - Class I                              WM VT Growth Fund
   UIF International Magnum Portfolio - Class I                    WM VT Income Fund
   UIF U.S. Mid Cap Value Portfolio - Class I                      WM VT International Growth Fund
   UIF U.S. Real Estate Portfolio - Class I                        WM VT Mid Cap Stock Fund
   UIF Value Portfolio - Class I                                   WM VT Money Market Fund
                                                                   WM VT Short Term Income Fund
VALIC Company I:                                                   WM VT Small Cap Growth Fund (7)
   VALIC Company I - Blue Chip Growth Fund (5)                     WM VT Strategic Growth Portfolio
   VALIC Company I - Health Sciences Fund (5)                      WM VT U.S. Government Securities Fund
   VALIC Company I - Income & Growth Fund (5)                      WM VT West Coast Equity Fund

(1)Divisions became available on June 18, 2004.
(2)Effective May 26, 2004, Navellier Growth Portfolio was closed and liquidated. All funds were transferred into VALIC Company I- Money Market I Fund.
(3)Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA changed its name to Oppenheimer Balanced Fund/VA.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

(4)Effective December 10, 2004, Safeco RST Core Equity Portfolio and Safeco RST Growth Opportunities Portfolio were reorganized into Pioneer Fund VCT Portfolio - Class I and Pioneer Growth Opportunities VCT Portfolio - Class I, respectively. Contract owners invested in either of the Pioneer portfolios on December 10, 2004 are the only ones who may continue to use these portfolios.
(5)Divisions became available on February 2, 2004.
(6)Effective December 17, 2004, Van Kampen High Income Corporate Bond Fund changed its name to Van Kampen High Yield Fund.
(7)Effective March 1, 2004, WM VT Small Cap Stock Fund changed its name to WM VT Small Cap Growth Fund.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Annuity reserves - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note B - Summary of Significant Accounting Policies and Basis of Presentation-Continued

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. Payments between the Company and the Separate Account are disclosed in the Statement of Changes in Net Assets as mortality reserve transfers.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Note C - Contract Charges

Premium taxes - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

                                                                      Mortality and
                                                                     Expense Risk and      Annual
                                                                  Administrative Charges Maintenance
Contracts                                                              Annual Rates        Charge
----------------------------------------------------------------- ---------------------- -----------
GENERATIONS(TM)                                                            1.40%             $30
Platinum Investor(R)                                                       1.35%             N/A
Platinum Investor Immediate VA                                             0.55%             N/A
Select Reserve                                                             0.40%             N/A
VAriety Plus(R)                                                            1.55%             $36
WM Advantage                                                               1.40%             N/A
WM Strategic Asset Manager                                                 1.40%             $35
Other Separate Account D Contracts (deferred load)                         1.25%             $30
Other Separate Account D Contracts (issued prior to Jan. 1, 1982)          0.75%             N/A

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Contract Charges - Continued

Contract fee and sales charge - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charges reimburses the Company for part of our expenses in distribution of the Contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                         Cost of  Proceeds from
Divisions                                                               Purchases     Sales
----------------------------------------------------------------------- --------- -------------
AIM V.I. International Growth Fund - Series I                           $150,077   $  678,653
AIM V.I. Premier Equity Fund - Series I                                   55,381    2,117,285
Alger American Leveraged AllCap Portfolio - Class O Shares                    --           50
Alger American MidCap Growth Portfolio - Class O Shares                        8           49
American Century VP Inflation Protection Fund - Class II                       9           47
American Century VP Value Fund - Class I                                 694,454      543,892
Credit Suisse Small Cap Growth Portfolio                                  31,951      142,485
Dreyfus IP MidCap Stock Portfolio - Initial shares                        72,882      257,733
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares        5,882    1,013,635
Dreyfus VIF Developing Leaders Portfolio - Initial shares                 45,461    1,289,419
Dreyfus VIF Quality Bond Portfolio - Initial shares                      325,186    1,671,188
Evergreen VA High Income Fund - Class 1                                  319,477      354,652
Evergreen VA Strategic Income Fund - Class 1                                  --       34,006
Fidelity VIP Asset Manager Portfolio - Initial Class                       3,394       25,280
Fidelity VIP Asset Manager Portfolio - Service Class 2                    82,402      209,002
Fidelity VIP Contrafund Portfolio - Service Class 2                      585,845    1,251,222
Fidelity VIP Equity-Income Portfolio - Service Class 2                   327,291      750,205
Fidelity VIP Growth Portfolio - Service Class 2                           87,360      432,248
Fidelity VIP Index 500 Portfolio - Initial Class                           1,430       12,718
Fidelity VIP Mid Cap Portfolio - Service Class 2                               4           58
Fidelity VIP Overseas Portfolio - Initial Class                              399        6,099
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2        3           52
Franklin Templeton - Franklin U.S. Government Fund - Class 2                   9           46
Franklin Templeton - Mutual Shares Securities Fund - Class 2                   3           52
Franklin Templeton - Templeton Foreign Securities Fund - Class 2         164,543      605,051
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2    275,071      352,688
Goldman Sachs Capital Growth Fund                                            229       30,349
Janus Aspen Series International Growth Portfolio - Service Shares       120,158      123,355
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares               4,401      231,632
Janus Aspen Series Worldwide Growth Portfolio - Service Shares            11,103      245,889
JPMorgan Mid Cap Value Portfolio                                               4           53
JPMorgan Small Company Portfolio                                         196,953      156,589
LEVCO Equity Value Fund                                                      741       29,775
MFS VIT Capital Opportunities Series - Initial Class                      31,379      322,175
MFS VIT Emerging Growth Series - Initial Class                            47,430    1,563,024
MFS VIT New Discovery Series - Initial Class                              31,178      175,531
MFS VIT Research Series - Initial Class                                   57,277      137,159
Neuberger Berman AMT Balanced Portfolio - Class I                             82        2,747
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                   78,162      144,990
Neuberger Berman AMT Partners Portfolio - Class I                             --        3,042
Oppenheimer Balanced Fund/VA - Non-Service Shares                             11           48
Oppenheimer Global Securities Fund/VA - Non-Service Shares                     2           53
PIMCO VIT Real Return Portfolio - Administrative Class                   445,321      945,600
PIMCO VIT Short-Term Portfolio - Administrative Class                    131,200      170,692
PIMCO VIT Total Return Portfolio - Administrative Class                  449,819      849,561

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of   Proceeds from
Divisions                                                 Purchases      Sales
--------------------------------------------------------- ---------- -------------
Pioneer Fund VCT Portfolio - Class I                      $   33,890  $   550,234
Pioneer Growth Opportunities VCT Portfolio - Class I          63,417      993,212
Putnam VT Diversified Income Fund - Class IB                      15           46
Putnam VT Growth and Income Fund - Class IB                   79,058      356,583
Putnam VT International Growth and Income Fund - Class IB    140,554       90,180
Royce Small-Cap Portfolio                                    392,585       20,753
SunAmerica - Aggressive Growth Portfolio - Class 1                --           50
SunAmerica - SunAmerica Balanced Portfolio - Class 1               5           46
UIF Core Plus Fixed Income Portfolio - Class I               300,948    1,187,615
UIF Emerging Markets Equity Portfolio - Class I              107,681      457,951
UIF Equity Growth Portfolio - Class I                        143,892    3,366,244
UIF Global Value Equity Portfolio - Class I                  277,565    1,697,914
UIF High Yield Portfolio - Class I                           516,669    1,595,458
UIF International Magnum Portfolio - Class I                  99,160      994,989
UIF U.S. Mid Cap Value Portfolio - Class I                   461,959    3,916,494
UIF U.S. Real Estate Portfolio - Class I                     449,124    1,822,344
UIF Value Portfolio - Class I                                962,809    3,102,266
VALIC Company I - Blue Chip Growth Fund                       64,256       43,355
VALIC Company I - Health Sciences Fund                        21,457       22,210
VALIC Company I - Income & Growth Fund                           993          209
VALIC Company I - International Equities Fund                246,679      280,840
VALIC Company I - Mid Cap Index Fund                         754,341    1,759,895
VALIC Company I - Money Market I Fund                      1,833,571    2,777,316
VALIC Company I - Nasdaq-100 Index Fund                      331,878      578,527
VALIC Company I - Science & Technology Fund                    6,212      147,667
VALIC Company I - Small Cap Index Fund                       258,763      336,893
VALIC Company I - Social Awareness Fund                           33           45
VALIC Company I - Stock Index Fund                           486,689    2,496,960
Van Kampen Comstock Fund                                     420,034    1,394,410
Van Kampen Corporate Bond Fund                                14,446       10,465
Van Kampen High Yield Fund                                   440,796      987,851
Van Kampen LIT Emerging Growth Portfolio - Class I           102,826    4,347,994
Van Kampen LIT Enterprise Portfolio - Class I                502,417    4,377,270
Van Kampen LIT Government Portfolio - Class I                434,908    2,305,157
Van Kampen LIT Growth and Income Portfolio - Class I       2,293,517   12,714,775
Van Kampen LIT Money Market Portfolio - Class I            1,093,414    2,250,005
Van Kampen Reserve Fund                                        9,660       24,609
Vanguard VIF High Yield Bond Portfolio                            15           46
Vanguard VIF REIT Index Portfolio                                 23           59
WM VT Balanced Portfolio                                   7,088,712   40,803,965
WM VT Conservative Balanced Portfolio                      1,742,107    3,172,467
WM VT Conservative Growth Portfolio                        2,968,387   33,447,693
WM VT Equity Income Fund                                   4,027,414    4,028,065
WM VT Flexible Income Portfolio                            2,780,970    9,953,628
WM VT Growth & Income Fund                                   940,299    8,206,349

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                Cost of   Proceeds from
         Divisions                             Purchases      Sales
         ------------------------------------- ---------- -------------
         WM VT Growth Fund                     $  564,286  $ 9,568,230
         WM VT Income Fund                      2,093,255    4,652,780
         WM VT International Growth Fund          964,554    1,835,280
         WM VT Mid Cap Stock Fund               1,136,920    1,548,627
         WM VT Money Market Fund                6,036,597    8,175,049
         WM VT Short Term Income Fund             350,853    2,182,375
         WM VT Small Cap Growth Fund              576,290    3,019,827
         WM VT Strategic Growth Portfolio         714,661   11,161,909
         WM VT U.S. Government Securities Fund  1,172,434    5,190,851
         WM VT West Coast Equity Fund           1,344,326    4,525,682

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2005.

                                                                                Net Asset
                                                                                Value Per Value of Shares   Cost of
Divisions                                                               Shares    Share    at Fair Value  Shares Held
----------------------------------------------------------------------- ------- --------- --------------- -----------
AIM V.I. International Growth Fund - Series I                           105,782  $ 23.17    $2,450,961    $1,890,686
AIM V.I. Premier Equity Fund - Series I                                 275,554    22.32     6,150,359     7,076,550
Alger American Leveraged AllCap Portfolio - Class O Shares                    5    34.78           180           154
Alger American MidCap Growth Portfolio - Class O Shares                       8    21.90           180           160
American Century VP Inflation Protection Fund - Class II                     16    10.26           163           163
American Century VP Value Fund - Class I                                328,575     8.20     2,694,313     2,383,163
Credit Suisse Small Cap Growth Portfolio                                 42,235    14.89       628,886       531,490
Dreyfus IP MidCap Stock Portfolio - Initial shares                       56,382    19.15     1,079,714       835,861
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares      84,368    26.08     2,200,322     2,670,795
Dreyfus VIF Developing Leaders Portfolio - Initial shares                81,778    43.96     3,594,950     2,938,697
Dreyfus VIF Quality Bond Portfolio - Initial shares                     493,218    11.28     5,563,497     5,676,906
Evergreen VA High Income Fund - Class 1                                 524,621    10.27     5,387,853     5,310,490
Fidelity VIP Asset Manager Portfolio - Initial Class                      8,296    15.04       124,770       118,101
Fidelity VIP Asset Manager Portfolio - Service Class 2                   71,642    14.81     1,061,012       954,071
Fidelity VIP Contrafund Portfolio - Service Class 2                     117,864    30.69     3,617,233     2,603,573
Fidelity VIP Equity-Income Portfolio - Service Class 2                  146,171    25.17     3,679,123     3,078,576
Fidelity VIP Growth Portfolio - Service Class 2                          73,774    33.29     2,455,945     2,071,713
Fidelity VIP Index 500 Portfolio - Initial Class                            517   141.88        73,329        66,334
Fidelity VIP Mid Cap Portfolio - Service Class 2                              6    34.67           213           157
Fidelity VIP Overseas Portfolio - Initial Class                           1,621    20.61        33,413        27,104
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2      11    16.79           189           156
Franklin Templeton - Franklin U.S. Government Fund - Class 2                 13    12.59           161           160
Franklin Templeton - Mutual Shares Securities Fund - Class 2                 10    18.17           184           154
Franklin Templeton - Templeton Foreign Securities Fund - Class 2        104,259    15.62     1,628,521     1,259,750
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2    95,701    20.88     1,998,242     1,703,724
Goldman Sachs Capital Growth Fund                                        14,497    10.68       154,831       136,126
Janus Aspen Series International Growth Portfolio - Service Shares       14,385    35.17       505,918       342,354
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares             30,906    28.41       878,051       594,031
Janus Aspen Series Worldwide Growth Portfolio - Service Shares           18,815    27.76       522,298       504,922
JPMorgan Mid Cap Value Portfolio                                              7    27.84           187           155
JPMorgan Small Company Portfolio                                         27,780    15.92       442,256       399,675
LEVCO Equity Value Fund                                                   3,439    12.07        41,488        35,086
MFS VIT Capital Opportunities Series - Initial Class                    107,519    13.69     1,471,931     1,326,763
MFS VIT Emerging Growth Series - Initial Class                          242,968    19.13     4,647,976     4,960,480
MFS VIT New Discovery Series - Initial Class                             43,892    15.65       686,906       588,078
MFS VIT Research Series - Initial Class                                  58,503    16.41       960,037       782,106
Neuberger Berman AMT Balanced Portfolio - Class I                           843    10.42         8,784         7,674
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                  43,065    20.28       873,352       617,202
Oppenheimer Balanced Fund/VA - Non-Service Shares                            10    17.07           174           163
Oppenheimer Global Securities Fund/VA - Non-Service Shares                    6    33.38           202           155
PIMCO VIT Real Return Portfolio - Administrative Class                  322,373    12.69     4,090,915     3,831,666
PIMCO VIT Short-Term Portfolio - Administrative Class                   122,260    10.05     1,228,709     1,229,274
PIMCO VIT Total Return Portfolio - Administrative Class                 366,500    10.24     3,752,964     3,740,888
Pioneer Fund VCT Portfolio - Class I                                     78,691    21.55     1,695,800     1,584,257
Pioneer Growth Opportunities VCT Portfolio - Class I                     97,188    25.37     2,465,661     2,249,084

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                                     Net Asset
                                                                     Value Per Value of Shares   Cost of
Divisions                                                   Shares     Share    at Fair Value  Shares Held
--------------------------------------------------------- ---------- --------- --------------- ------------
Putnam VT Diversified Income Fund - Class IB                      20  $ 8.76    $        171   $        166
Putnam VT Growth and Income Fund - Class IB                  102,654   26.35       2,704,936      2,253,739
Putnam VT International Growth and Income Fund - Class IB     56,430   15.28         862,247        593,771
Royce Small-Cap Portfolio                                    156,571    9.67       1,514,045      1,204,389
SunAmerica - Aggressive Growth Portfolio - Class 1                17   11.08             185            155
SunAmerica - SunAmerica Balanced Portfolio - Class 1              12   13.90             166            160
UIF Core Plus Fixed Income Portfolio - Class I               224,872   11.53       2,592,775      2,528,299
UIF Emerging Markets Equity Portfolio - Class I              165,849   14.73       2,442,958      1,339,822
UIF Equity Growth Portfolio - Class I                        579,164   15.83       9,168,173     10,157,684
UIF Global Value Equity Portfolio - Class I                  331,212   14.87       4,925,118      4,177,269
UIF High Yield Portfolio - Class I                           652,846    6.80       4,439,353      4,375,584
UIF International Magnum Portfolio - Class I                 272,105   12.38       3,368,662      3,207,697
UIF U.S. Mid Cap Value Portfolio - Class I                   613,725   18.75      11,507,341      9,217,041
UIF U.S. Real Estate Portfolio - Class I                     174,774   23.08       4,033,782      2,465,712
UIF Value Portfolio - Class I                                642,210   14.49       9,305,629      7,849,267
VALIC Company I - Blue Chip Growth Fund                       13,628    8.98         122,382        110,762
VALIC Company I - Health Sciences Fund                         6,975   10.88          75,883         70,284
VALIC Company I - Income & Growth Fund                         5,269   10.23          53,905         48,720
VALIC Company I - International Equities Fund                125,769    9.03       1,135,695        898,358
VALIC Company I - Mid Cap Index Fund                         263,768   22.78       6,008,627      4,798,389
VALIC Company I - Money Market I Fund                      7,758,512    1.00       7,758,512      7,758,512
VALIC Company I - Nasdaq-100 Index Fund                      131,378    4.56         599,084        546,254
VALIC Company I - Science & Technology Fund                   34,533   11.80         407,489        347,227
VALIC Company I - Small Cap Index Fund                        60,269   16.06         967,923        865,557
VALIC Company I - Social Awareness Fund                          142   20.26           2,878          3,273
VALIC Company I - Stock Index Fund                           210,710   33.07       6,968,179      6,994,667
Van Kampen Comstock Fund                                     296,067   17.81       5,272,944      4,608,898
Van Kampen Corporate Bond Fund                                46,435    6.62         307,397        305,766
Van Kampen High Yield Fund                                 1,574,314    3.52       5,541,584      7,473,868
Van Kampen LIT Emerging Growth Portfolio - Class I           499,034   28.01      13,977,951     23,066,982
Van Kampen LIT Enterprise Portfolio - Class I              1,181,690   14.60      17,252,674     24,278,944
Van Kampen LIT Government Portfolio - Class I                826,603    9.42       7,786,597      7,731,532
Van Kampen LIT Growth and Income Portfolio - Class I       2,143,728   20.49      43,924,985     34,417,965
Van Kampen LIT Money Market Portfolio - Class I            3,090,985    1.00       3,090,985      3,090,985
Van Kampen Reserve Fund                                      271,546    1.00         271,546        271,546
Vanguard VIF High Yield Bond Portfolio                            20    8.59             170            166
Vanguard VIF REIT Index Portfolio                                 11   20.26             216            173
WM VT Balanced Portfolio                                  14,632,276   16.72     244,651,657    211,362,114
WM VT Conservative Balanced Portfolio                      1,104,022   12.07      13,325,540     11,480,499
WM VT Conservative Growth Portfolio                        9,772,825   17.85     174,444,921    154,583,100
WM VT Equity Income Fund                                   1,463,966   17.64      25,824,358     19,455,921
WM VT Flexible Income Portfolio                            3,337,436   14.08      46,991,106     41,192,018
WM VT Growth & Income Fund                                 2,109,359   18.56      39,149,697     37,496,393
WM VT Growth Fund                                          2,878,172   13.92      40,064,148     54,492,429
WM VT Income Fund                                          1,784,475   10.69      19,076,038     18,425,171

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                Net Asset
                                                Value Per Value of Shares   Cost of
Divisions                              Shares     Share    at Fair Value  Shares Held
------------------------------------- --------- --------- --------------- -----------
WM VT International Growth Fund         598,965  $14.80     $ 8,864,679   $ 7,174,355
WM VT Mid Cap Stock Fund                404,032   17.34       7,005,906     5,554,179
WM VT Money Market Fund               8,400,312    1.00       8,400,312     8,400,312
WM VT Short Term Income Fund          2,748,937    2.52       6,927,322     7,004,887
WM VT Small Cap Growth Fund           1,004,054    9.68       9,719,239     9,576,657
WM VT Strategic Growth Portfolio      2,880,323   19.74      56,857,582    51,189,198
WM VT U.S. Government Securities Fund 1,853,769   10.47      19,408,966    19,738,833
WM VT West Coast Equity Fund          1,046,970   22.04      23,075,210    17,568,891

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2005.

                                                             Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                    Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------------ ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                               161        (47,239)        --            --          (47,078)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                             1,140       (269,612)        --            --         (268,472)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
American Century VP Value Fund - Class I
   Platinum Investor                                            21,429        (30,188)        --            --           (8,759)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                --        (13,085)        --            --          (13,085)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               138        (15,127)        --            --          (14,989)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                               123       (135,248)        --            --         (135,125)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                             1,509        (92,787)        --            --          (91,278)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                             1,409       (113,017)        --            --         (111,608)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                   --        (48,195)        --            --          (48,195)
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                   --         (4,473)        --            --           (4,473)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     --         (7,979)        --            --           (7,979)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               254        (14,565)        --            --          (14,311)
   Platinum Investor Immediate VA                                   --             --         --            (5)              (5)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                            38,549        (98,004)        --            --          (59,455)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                             3,902        (56,990)        --            --          (53,088)
   Platinum Investor Immediate VA                                   --             --         --            (4)              (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                   Accumulation Annuity Annuity     Net
                                                                      Accumulation    Units      Units   Units    Increase
Divisions                                                             Units Issued   Redeemed   Issued  Redeemed (Decrease)
--------------------------------------------------------------------- ------------ ------------ ------- -------- ----------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                      3,520       (52,125)    --       --      (48,605)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                              --        (3,885)    --       --       (3,885)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                              --        (2,362)    --       --       (2,362)
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                            --            --     --       (5)          (5)
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                        201       (39,742)    --       --      (39,541)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                     14,259       (23,914)    --       --       (9,655)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                         --        (3,144)    --       --       (3,144)
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                      8,360        (9,073)    --       --         (713)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                        269       (41,136)    --       --      (40,867)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                        148       (37,931)    --       --      (37,783)
   Platinum Investor Immediate VA                                            --            --     --       (5)          (5)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
JPMorgan Small Company Portfolio
   Platinum Investor                                                      8,997       (10,359)    --       --       (1,362)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
LEVCO Equity Value Fund
   Select Reserve                                                            --        (4,087)    --       --       (4,087)
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                      2,444       (46,954)    --       --      (44,510)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                      1,829      (180,294)    --       --     (178,465)
   Platinum Investor Immediate VA                                            --            --     --       (4)          (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                        Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                               Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        2,613       (19,692)         --            --         (17,079)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
MFS VIT Research Series - Initial Class
   Platinum Investor                                        6,175       (16,114)         --            --          (9,939)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                --        (1,118)         --            --          (1,118)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                        8,550       (17,758)         --            --          (9,208)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                --        (1,143)         --            --          (1,143)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        5,488       (46,178)         --            --         (40,690)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        7,346       (12,616)         --            --          (5,270)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       14,265       (56,545)         --            --         (42,280)
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                           19       (49,918)         --            --         (49,899)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                          540       (87,184)         --            --         (86,644)
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        3,120       (30,745)         --            --         (27,625)
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                       11,217        (6,483)         --            --           4,734
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
Royce Small-Cap Portfolio
   Select Reserve                                          29,104          (958)         --            --          28,146
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (4)             (4)
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                              --            --          --            (5)             (5)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                       Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
----------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                     17,058       (146,011)        --             --        (128,953)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                      7,217        (60,286)        --           (576)        (53,645)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                      1,314       (339,572)        --             --        (338,258)
   Platinum Investor                                  451        (89,448)        --             --         (88,997)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,123       (180,891)        --           (393)       (180,161)
UIF High Yield Portfolio - Class I
   GENERATIONS                                        157       (190,404)        --             --        (190,247)
   Platinum Investor                                3,279        (24,253)        --             --         (20,974)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        378       (153,305)        --           (436)       (153,363)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,857       (326,676)        --           (359)       (325,178)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                      6,091        (84,288)        --             --         (78,197)
UIF Value Portfolio - Class I
   GENERATIONS                                        396       (340,548)        --           (423)       (340,575)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                   6,105         (3,872)        --             --           2,233
VALIC Company I - Health Sciences Fund
   Select Reserve                                   1,638         (2,008)        --             --            (370)
VALIC Company I - Income & Growth Fund
   Select Reserve                                      --             --         --             --              --
VALIC Company I - International Equities Fund
   Platinum Investor                                9,218        (19,477)        --             --         (10,259)
   Platinum Investor Immediate VA                      --             --         --             (5)             (5)
   Select Reserve                                   7,025         (2,294)        --             --           4,731
   VAriety Plus                                        --            (44)        --             --             (44)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                1,262        (82,532)        --             --         (81,270)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)
   Select Reserve                                   9,758         (1,667)        --             --           8,091
VALIC Company I - Money Market I Fund
   Platinum Investor                               26,231        (63,787)        --             --         (37,556)
   Select Reserve                                      --       (118,137)        --             --        (118,137)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                2,259        (52,836)        --             --         (50,577)
   Platinum Investor Immediate VA                      --             --         --             (4)             (4)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I - Science & Technology Fund
   Platinum Investor                                       912         (37,345)         --             --        (36,433)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                       125          (9,067)         --             --         (8,942)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --              (1)         --             --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                     4,417        (247,815)         --             --       (243,398)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
   Select Reserve                                        2,149            (331)         --             --          1,818
   VAriety Plus                                             --          (3,623)         --             --         (3,623)
Van Kampen Comstock Fund
   Other Contracts                                          --         (45,320)         --           (201)       (45,521)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --          (1,193)         --             --         (1,193)
Van Kampen High Yield Fund
   Other Contracts                                         319        (161,044)         --         (6,978)      (167,703)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                           1,390        (356,146)         --         (2,752)      (357,508)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             465        (211,702)         --           (127)      (211,364)
   Other Contracts (Deferred Load, Non-Qualified)        2,184         (51,044)         --        (12,554)       (61,414)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,236)        (1,236)
   Other Contracts (Non-Qualified)                          --          (7,776)         --           (890)        (8,666)
   VAriety Plus                                             --         (13,704)         --             --        (13,704)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                             114        (147,383)         --             --       (147,269)
   Other Contracts (Deferred Load, Non-Qualified)           --         (21,241)         --         (2,226)       (23,467)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (3,557)        (3,557)
   Other Contracts (Non-Qualified)                          --          (6,520)         --         (9,384)       (15,904)
   VAriety Plus                                             --         (27,458)         --             --        (27,458)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                           5,775      (1,079,096)         --             --     (1,073,321)
   Platinum Investor                                    16,032         (41,194)         --             --        (25,162)
   Platinum Investor Immediate VA                           --              --          --             (4)            (4)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          87,937        (195,897)         --             --       (107,960)
   Other Contracts (Deferred Load, Non-Qualified)       36,223         (41,960)         --        (24,431)       (30,168)
   Other Contracts (Deferred Load, Qualified)               --              --          --         (1,539)        (1,539)
   Other Contracts (Non-Qualified)                          --         (43,059)      6,436        (13,924)       (50,547)
Van Kampen Reserve Fund
   Other Contracts                                         815          (4,698)         --           (709)        (4,592)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                       Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                              Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
-------------------------------------- ------------ -------------- ------------- ------------- ------------
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA             --              --        --               (5)            (5)
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA             --              --        --               (4)            (4)
WM VT Balanced Portfolio
   WM Advantage                           92,096      (1,902,420)       --          (40,849)    (1,851,173)
   WM Strategic Asset Manager            154,650      (3,861,882)       --               --     (3,707,232)
WM VT Conservative Balanced Portfolio
   WM Advantage                            6,793         (40,700)       --               --        (33,907)
   WM Strategic Asset Manager            170,202        (402,515)       --               --       (232,313)
WM VT Conservative Growth Portfolio
   WM Advantage                           11,709      (3,136,345)       --               --     (3,124,636)
   WM Strategic Asset Manager             32,957      (2,922,882)       --               --     (2,889,925)
WM VT Equity Income Fund
   WM Advantage                          181,791         (38,221)       --               --        143,570
   WM Strategic Asset Manager            334,027        (368,206)       --               --        (34,179)
WM VT Flexible Income Portfolio
   WM Advantage                           19,420         (75,609)       --               --        (56,189)
   WM Strategic Asset Manager              2,826      (1,065,236)       --               --     (1,062,410)
WM VT Growth & Income Fund
   WM Advantage                           12,566        (996,803)       --               --       (984,237)
   WM Strategic Asset Manager             14,081        (771,025)       --               --       (756,944)
WM VT Growth Fund
   WM Advantage                           18,804      (1,258,242)       --             (114)    (1,239,552)
   WM Strategic Asset Manager              3,697        (808,993)       --               --       (805,296)
WM VT Income Fund
   WM Advantage                            3,133      (1,013,400)       --             (445)    (1,010,712)
   WM Strategic Asset Manager             26,636        (257,623)       --               --       (230,987)
WM VT International Growth Fund
   WM Advantage                            5,457        (572,091)       --             (310)      (566,944)
   WM Strategic Asset Manager             77,469         (83,399)       --               --         (5,930)
WM VT Mid Cap Stock Fund
   WM Advantage                            6,703         (39,625)       --               --        (32,922)
   WM Strategic Asset Manager              8,558         (98,819)       --               --        (90,261)
WM VT Money Market Fund
   WM Advantage                          538,222      (1,320,316)       --               --       (782,094)
   WM Strategic Asset Manager            240,730        (455,922)       --               --       (215,192)
WM VT Short Term Income Fund
   WM Advantage                            2,521        (716,623)       --               --       (714,102)
   WM Strategic Asset Manager                 --        (151,553)       --               --       (151,553)
WM VT Small Cap Growth Fund
   WM Advantage                           21,134        (672,363)       --             (227)      (651,456)
   WM Strategic Asset Manager                649        (192,020)       --               --       (191,371)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                      Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                             Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
------------------------------------- ------------ -------------- ------------- ------------- ------------
WM VT Strategic Growth Portfolio
   WM Advantage                             --        (351,475)        --             --        (351,475)
   WM Strategic Asset Manager            4,608        (994,481)        --             --        (989,873)
WM VT U.S. Government Securities Fund
   WM Advantage                          3,215        (906,329)        --           (454)       (903,568)
   WM Strategic Asset Manager            1,005        (492,948)        --             --        (491,943)
WM VT West Coast Equity Fund
   WM Advantage                          2,279        (193,207)        --             --        (190,928)
   WM Strategic Asset Manager            8,436        (283,265)        --             --        (274,829)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31,2004

                                                          Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                 Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
--------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                            725        (46,306)        --            --          (45,581)
   Platinum Investor Immediate VA                                --             --         19            --               19
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                          3,863       (176,100)        --            --         (172,237)
   Platinum Investor Immediate VA                                --             --         19            --               19
Alger American Leveraged AllCap Portfolio - Class O
  Shares
   Platinum Investor Immediate VA                                --             --         19            --               19
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                --             --         19            --               19
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                --             --         20            --               20
American Century VP Value Fund - Class I
   Platinum Investor                                         14,326        (31,770)        --            --          (17,444)
   Platinum Investor Immediate VA                                --             --         19            --               19
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                         13,030        (12,789)        --            --              241
   Platinum Investor Immediate VA                                --             --         19            --               19
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          8,139        (15,126)        --            --           (6,987)
   Platinum Investor Immediate VA                                --             --         19            --               19
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                          1,837        (77,965)        --            --          (76,128)
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                          1,659        (65,982)        --            --          (64,323)
   Platinum Investor Immediate VA                                --             --         19            --               19
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                            550        (76,880)        --            --          (76,330)
   Platinum Investor Immediate VA                                --             --         20            --               20
Evergreen VA High Income Fund - Class 1
   Select Reserve                                             5,353           (438)        --            --            4,915
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                             4,871           (398)        --            --            4,473
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               3,037         (3,093)        --            --              (56)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                         15,585        (12,014)        --            --            3,571
   Platinum Investor Immediate VA                                --             --         20            --               20
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         81,333        (66,631)        --            --           14,702
   Platinum Investor Immediate VA                                --             --         19            --               19
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         12,049        (47,482)        --            --          (35,433)
   Platinum Investor Immediate VA                                --             --         19            --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                            Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                   Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
----------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                            1,817        (56,837)        --            --          (55,020)
   Platinum Investor Immediate VA                                  --             --         19            --               19
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    --           (681)        --            --             (681)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                  --             --         19            --               19
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                 2,638         (2,714)        --            --              (76)
Franklin Templeton - Franklin Small Cap Value Securities
  Fund - Class 2
   Platinum Investor Immediate VA                                  --             --         19            --               19
Franklin Templeton - Franklin U.S. Government Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         20            --               20
Franklin Templeton - Mutual Shares Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                  --             --         19            --               19
Franklin Templeton - Templeton Foreign Securities Fund -
  Class 2
   Platinum Investor                                            3,247         (9,428)        --            --           (6,181)
   Platinum Investor Immediate VA                                  --             --         19            --               19
Franklin Templeton - Templeton Global Asset Allocation
  Fund - Class 2
   Platinum Investor                                            6,721        (14,702)        --            --           (7,981)
Goldman Sachs Capital Growth Fund
   Platinum Investor                                               --         (1,781)        --            --           (1,781)
Janus Aspen Series International Growth Portfolio - Service
  Shares
   Platinum Investor                                            5,528         (2,552)        --            --            2,976
   Platinum Investor Immediate VA                                  --             --         19            --               19
Janus Aspen Series Mid Cap Growth Portfolio - Service
  Shares
   Platinum Investor                                           15,622        (24,767)        --            --           (9,145)
   Platinum Investor Immediate VA                                  --             --         19            --               19
Janus Aspen Series Worldwide Growth Portfolio - Service
  Shares
   Platinum Investor                                              799        (14,644)        --            --          (13,845)
   Platinum Investor Immediate VA                                  --             --         20            --               20
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                  --             --         19            --               19
JPMorgan Small Company Portfolio
   Platinum Investor                                            9,787         (2,396)        --            --            7,391
   Platinum Investor Immediate VA                                  --             --         19            --               19
LEVCO Equity Value Fund
   Select Reserve                                               5,749         (1,813)        --            --            3,936
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           10,022        (42,606)        --            --          (32,584)
   Platinum Investor Immediate VA                                  --             --         19            --               19
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                            4,492       (121,479)        --            --         (116,987)
   Platinum Investor Immediate VA                                  --             --         19            --               19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                        Accumulation  Accumulation    Annuity       Annuity     Net Increase
Divisions                                               Units Issued Units Redeemed Units Issued Units Redeemed  (Decrease)
------------------------------------------------------- ------------ -------------- ------------ -------------- ------------
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        4,686        (12,479)        --            --           (7,793)
   Platinum Investor Immediate VA                              --             --         19            --               19
MFS VIT Research Series - Initial Class
   Platinum Investor                                        9,884        (24,273)        --            --          (14,389)
   Platinum Investor Immediate VA                              --             --         19            --               19
Navellier Growth Portfolio
   Select Reserve                                          (2,294)      (368,575)        --            --         (370,869)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                             2,659         (2,665)        --            --               (6)
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Platinum Investor                                        8,687        (12,237)        --            --           (3,550)
   Platinum Investor Immediate VA                              --             --         19            --               19
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                             1,915         (1,920)        --            --               (5)
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                              --             --         20            --               20
Oppenheimer Global Securities Fund/VA - Non-Service
  Shares
   Platinum Investor Immediate VA                              --             --         19            --               19
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        2,292        (39,264)        --            --          (36,972)
   Platinum Investor Immediate VA                              --             --         20            --               20
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        1,473         (9,843)        --            --           (8,370)
   Platinum Investor Immediate VA                              --             --         20            --               20
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                          758        (51,051)        --            --          (50,293)
   Platinum Investor Immediate VA                              --             --         20            --               20
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                      211,516         (3,152)        --            --          208,364
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                      327,571        (13,009)        --            --          314,562
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                              --             --         20            --               20
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       17,229        (28,680)        --            --          (11,451)
   Platinum Investor Immediate VA                              --             --         19            --               19
Putnam VT International Growth and Income Fund -
  Class IB
   Platinum Investor                                       10,921         (4,644)        --            --            6,277
   Platinum Investor Immediate VA                              --             --         19            --               19
Royce Small-Cap Portfolio
   Select Reserve                                          16,260             --         --            --           16,260
Safeco RST Core Equity Portfolio
   Platinum Investor                                          145       (332,154)        --            --         (332,009)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                     Accumulation  Accumulation    Annuity       Annuity     Net Increase
Divisions                                            Units Issued Units Redeemed Units Issued Units Redeemed  (Decrease)
---------------------------------------------------- ------------ -------------- ------------ -------------- ------------
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                     1,038       (300,570)        --             --        (299,532)
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                           --             --         19             --              19
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                           --             --         20             --              20
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                           1,652        (68,506)        --             --         (66,854)
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                          19,943        (37,071)        --           (597)        (17,725)
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                          44,024       (205,979)        --             --        (161,955)
   Platinum Investor                                       814        (42,357)        --             --         (41,543)
   Platinum Investor Immediate VA                           --             --         19             --              19
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                          12,834       (133,977)        --           (407)       (121,550)
UIF High Yield Portfolio - Class I
   GENERATIONS                                             232       (197,727)        --             --        (197,495)
   Platinum Investor                                       179        (18,550)        --             --         (18,371)
   Platinum Investor Immediate VA                           --             --         20             --              20
UIF International Magnum Portfolio - Class I
   GENERATIONS                                             160       (108,618)        --           (451)       (108,909)
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                          45,957       (194,549)        --           (372)       (148,964)
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                          13,007        (40,780)        --             --         (27,773)
UIF Value Portfolio - Class I
   GENERATIONS                                          41,798       (243,121)        --           (438)       (201,761)
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                        8,660             --         --             --           8,660
VALIC Company I - Health Sciences Fund
   Select Reserve                                        6,632             --         --             --           6,632
VALIC Company I - Income & Growth Fund
   Select Reserve                                        4,702             --         --             --           4,702
VALIC Company I - International Equities Fund
   Platinum Investor                                     4,210        (13,119)        --             --          (8,909)
   Platinum Investor Immediate VA                           --             --         20             --              20
   Select Reserve                                        7,861             --         --             --           7,861
   VAriety Plus                                             --            (48)        --             --             (48)
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                     2,116        (60,185)        --             --         (58,069)
   Platinum Investor Immediate VA                           --             --         19             --              19
   Select Reserve                                        6,927           (302)        --             --           6,625

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                     Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                            Units Issued Units Redeemed    Issued       Redeemed     (Decrease)
---------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I - Money Market I Fund
   Platinum Investor                                     2,837       (113,717)        --              --       (110,880)
   Platinum Investor Immediate VA                           --             --         --              --             --
   Select Reserve                                      182,609       (100,214)        --              --         82,395
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                     8,773        (57,780)        --              --        (49,007)
   Platinum Investor Immediate VA                           --             --         19              --             19
VALIC Company I - Science & Technology Fund
   Platinum Investor                                    11,408        (10,906)        --              --            502
   Platinum Investor Immediate VA                           --             --         19              --             19
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                    18,746         (5,721)        --              --         13,025
   Platinum Investor Immediate VA                           --             --         19              --             19
VALIC Company I - Social Awareness Fund
   VAriety Plus                                             --             (1)        --              --             (1)
VALIC Company I - Stock Index Fund
   Platinum Investor                                    11,955       (130,348)        --              --       (118,393)
   Platinum Investor Immediate VA                           --             --         19              --             19
   Select Reserve                                        9,246           (400)        --              --          8,846
   VAriety Plus                                             --            (77)        --              --            (77)
Van Kampen Comstock Fund
   Other Contracts                                          --        (35,150)        --            (295)       (35,445)
Van Kampen Corporate Bond Fund
   Other Contracts                                          --             --         --              --             --
Van Kampen High Yield Fund
   Other Contracts                                         470       (144,262)        --          (5,394)      (149,186)
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                           1,116       (310,150)        --          (2,848)      (311,882)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                             639       (166,052)        --            (132)      (165,545)
   Other Contracts (Deferred Load, Non-Qualified)          965       (158,131)        --          (1,237)      (158,403)
   Other Contracts (Non-Qualified)                          --        (12,079)        --          (1,003)       (13,082)
   VAriety Plus                                          1,475        (68,389)        --              --        (66,914)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                             173       (130,086)        --              --       (129,913)
   Other Contracts (Deferred Load, Non-Qualified)           --        (22,472)        --            (259)       (22,731)
   Other Contracts (Deferred Load, Qualified)               --             --         --            (788)          (788)
   Other Contracts (Non-Qualified)                          --         (9,466)        --              --         (9,466)
   VAriety Plus                                             --        (14,041)        --              --        (14,041)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                          90,858       (750,192)        --              --       (659,334)
   Platinum Investor                                       142        (18,896)        --              --        (18,754)
   Platinum Investor Immediate VA                           --             --         19              --             19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                Accumulation Annuity Annuity
                                                   Accumulation    Units      Units   Units   Net Increase
Divisions                                          Units Issued   Redeemed   Issued  Redeemed  (Decrease)
-------------------------------------------------  ------------ ------------ ------- -------- ------------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                        12,512       (126,655)     --       --     (114,143)
   Other Contracts (Deferred Load, Non-Qualified)      2,647        (21,847) 14,595   (4,518)      (9,123)
   Other Contracts (Deferred Load, Qualified)             --             --      --      (80)         (80)
   Other Contracts (Non-Qualified)                        --        (56,973)     --   (2,153)     (59,126)
   VAriety Plus                                           --        (32,161)     --       --      (32,161)
Van Kampen Reserve Fund
   Other Contracts                                        --       (227,183)     --     (730)    (227,913)
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                         --             --      20       --           20
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                         --             --      20       --           20
WM VT Balanced Portfolio
   WM Advantage                                      282,576     (2,748,171)     --  (42,275)  (2,507,870)
   WM Strategic Asset Manager                        806,431     (3,432,417)     --       --   (2,625,986)
WM VT Conservative Balanced Portfolio
   WM Advantage                                       31,673        (22,698)     --       --        8,975
   WM Strategic Asset Manager                        332,589       (203,995)     --       --      128,594
WM VT Conservative Growth Portfolio
   WM Advantage                                      608,814     (3,030,239)     --       --   (2,421,425)
   WM Strategic Asset Manager                         85,301     (2,760,104)     --       --   (2,674,803)
WM VT Equity Income Fund
   WM Advantage                                      136,773        (88,463)     --       --       48,310
   WM Strategic Asset Manager                        224,167       (332,487)     --       --     (108,320)
WM VT Flexible Income Portfolio
   WM Advantage                                      103,357       (281,169)     --       --     (177,812)
   WM Strategic Asset Manager                         75,955     (1,078,430)     --       --   (1,002,475)
WM VT Growth & Income Fund
   WM Advantage                                        4,683     (1,158,064)     --       --   (1,153,381)
   WM Strategic Asset Manager                          4,983       (906,381)     --       --     (901,398)
WM VT Growth Fund
   WM Advantage                                       17,141     (1,347,132)     --     (118)  (1,330,109)
   WM Strategic Asset Manager                          2,943       (823,059)     --       --     (820,116)
WM VT Income Fund
   WM Advantage                                        9,870     (1,163,161)     --     (460)  (1,153,751)
   WM Strategic Asset Manager                         10,485       (463,619)     --       --     (453,134)
WM VT International Growth Fund
   WM Advantage                                       11,227       (648,587)     --     (320)    (637,680)
   WM Strategic Asset Manager                          9,154        (45,575)     --       --      (36,421)
WM VT Mid Cap Stock Fund
   WM Advantage                                       44,973        (36,961)     --       --        8,012
   WM Strategic Asset Manager                         54,303        (92,369)     --       --      (38,066)
WM VT Money Market Fund
   WM Advantage                                       36,075       (611,393)     --       (5)    (575,323)
   WM Strategic Asset Manager                            610       (772,291)     --       --     (771,681)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                      Accumulation Accumulation Units Annuity Units Annuity Units Net Increase
Divisions                             Units Issued      Redeemed         Issued       Redeemed     (Decrease)
------------------------------------- ------------ ------------------ ------------- ------------- ------------
WM VT Short Term Income Fund
   WM Advantage                           5,580          (834,358)         --          (5,314)       (834,092)
   WM Strategic Asset Manager            10,710          (111,211)         --              --        (100,501)
WM VT Small Cap Growth Fund
   WM Advantage                          14,117          (676,767)         --            (235)       (662,885)
   WM Strategic Asset Manager               656          (150,900)         --              --        (150,244)
WM VT Strategic Growth Portfolio
   WM Advantage                          84,940          (404,975)         --              --        (320,035)
   WM Strategic Asset Manager            23,678          (852,439)         --              --        (828,761)
WM VT U.S. Government Securities Fund
   WM Advantage                           5,889        (1,236,471)         --            (470)     (1,231,052)
   WM Strategic Asset Manager            33,721        (1,567,546)         --              --      (1,533,825)
WM VT West Coast Equity Fund
   WM Advantage                         254,026           (76,323)         --              --         177,703
   WM Strategic Asset Manager            94,998          (252,539)         --              --        (157,541)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                     Unit                Income    Expense    Total
Divisions                                                     Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2005
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         200,774 $12.21 $2,450,750    0.60%     1.35%     16.35%
   Platinum Investor Immediate VA                                 15  13.79        210    0.67%     0.55%     17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                         789,143   7.79  6,150,190    0.73%     1.35%      4.24%
   Platinum Investor Immediate VA                                 15  11.11        169    0.85%     0.55%      5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 15  12.17        180    0.00%     0.55%     13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 15  12.28        179    0.00%     0.55%      9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 15  10.62        163    4.56%     0.55%      1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                         175,302  15.37  2,694,140    0.92%     1.35%      3.63%
   Platinum Investor Immediate VA                                 15  11.33        172    0.96%     0.55%      4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                          82,085   7.66    628,731    0.00%     1.35%     -3.98%
   Platinum Investor Immediate VA                                 15  10.34        154    0.00%     0.55%     -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          84,528  12.77  1,079,529    0.03%     1.35%      7.71%
   Platinum Investor Immediate VA                                 15  12.30        184    0.03%     0.55%      8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
  shares
   Platinum Investor                                         296,857   7.41  2,200,322    0.00%     1.35%      2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                         263,139  13.66  3,594,777    0.00%     1.35%      4.39%
   Platinum Investor Immediate VA                                 15  11.48        173    0.00%     0.55%      5.22%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                         415,514  13.39  5,563,332    3.60%     1.35%      1.11%
   Platinum Investor Immediate VA                                 15  10.76        165    3.79%     0.55%      1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                            766,976   7.02  5,387,853    5.78%     0.40%      1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                 --   7.61         --    0.00%     0.40%     -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                               41,319   3.02    124,771    2.48%     1.55%      2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                         104,375  10.16  1,060,848    2.53%     1.35%      2.39%
   Platinum Investor Immediate VA                                 15  10.77        164    2.77%     0.55%      3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                         296,415  12.20  3,617,040    0.12%     1.35%     15.09%
   Platinum Investor Immediate VA                                 15  12.85        193    0.14%     0.55%     16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                         324,989  11.32  3,678,950    1.49%     1.35%      4.16%
   Platinum Investor Immediate VA                                 15  11.42        173    1.58%     0.55%      4.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2005 - Continued
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               356,109 $ 6.90 $2,455,781    0.28%     1.35%      4.09%
   Platinum Investor Immediate VA                                       15  10.93        163    0.30%     0.55%      4.93%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     24,000   3.06     73,329    1.83%     1.55%      3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       15  14.16        213    0.00%     0.55%     17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     11,906   2.81     33,413    0.66%     1.55%     17.22%
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       15  12.48        188    0.84%     0.55%      8.17%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       15  10.53        161    4.81%     0.55%      1.84%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       15  12.09        183    0.99%     0.55%      9.95%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               138,882  11.72  1,628,330    1.20%     1.35%      8.70%
   Platinum Investor Immediate VA                                       15  12.60        191    1.28%     0.55%      9.57%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               149,816  13.34  1,998,242    3.78%     1.35%      2.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                16,879   9.17    154,830    0.14%     1.35%      1.57%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                50,477  10.02    505,678    1.01%     1.35%     30.18%
   Platinum Investor Immediate VA                                       15  15.91        240    1.12%     0.55%     31.22%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               153,369   5.72    877,861    0.00%     1.35%     10.53%
   Platinum Investor Immediate VA                                       15  12.70        190    0.00%     0.55%     11.41%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                79,130   6.60    522,124    1.03%     1.35%      4.16%
   Platinum Investor Immediate VA                                       15  11.36        173    1.30%     0.55%      4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                       15  12.32        187    0.21%     0.55%      8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                38,931  11.36    442,073    0.00%     1.35%      2.03%
   Platinum Investor Immediate VA                                       15  12.28        182    0.00%     0.55%      2.85%
LEVCO Equity Value Fund
   Select Reserve                                                    5,749   7.22     41,488    0.09%     0.40%      8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                               225,387   6.53  1,471,762    0.76%     1.35%      0.33%
   Platinum Investor Immediate VA                                       15  11.16        168    0.82%     0.55%      1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                               530,893   8.75  4,647,795    0.00%     1.35%      7.73%
   Platinum Investor Immediate VA                                       15  11.90        180    0.00%     0.55%      8.59%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                     Investment
                                                                   Unit                Income    Expense    Total
Divisions                                                   Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
2005 - Continued
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        80,884 $ 8.49 $  686,735    0.00%     1.35%      3.84%
   Platinum Investor Immediate VA                               15  11.32        171    0.00%     0.55%      4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                       123,440   7.78    959,855    0.46%     1.35%      6.36%
   Platinum Investor Immediate VA                               15  12.01        182    0.52%     0.55%      7.21%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                              3,488   2.52      8,784    0.84%     1.55%      7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                       124,785   7.00    873,162    0.00%     1.35%     12.22%
   Platinum Investor Immediate VA                               15  12.69        190    0.00%     0.55%     13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                 --   2.98         --    0.00%     1.55%     16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               15  11.29        173    1.93%     0.55%      3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                               15  13.33        202    1.09%     0.55%     13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                       272,974  14.99  4,090,747    2.79%     1.35%      0.73%
   Platinum Investor Immediate VA                               15  10.84        167    2.98%     0.55%      1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                       112,399  10.93  1,228,529    2.75%     1.35%      1.13%
   Platinum Investor Immediate VA                               15  10.27        158    2.79%     0.55%      1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                       292,287  12.84  3,752,800    3.38%     1.35%      1.08%
   Platinum Investor Immediate VA                               15  10.67        164    3.56%     0.55%      1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                       158,465  10.70  1,695,800    1.27%     1.35%      4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                       227,918  10.82  2,465,661    0.00%     1.35%      5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                               15  11.07        170    8.07%     0.55%      2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                       253,973  10.65  2,704,763    1.58%     1.35%      3.82%
   Platinum Investor Immediate VA                               15  11.28        173    1.70%     0.55%      4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                        68,283  12.62    862,046    0.80%     1.35%     12.57%
   Platinum Investor Immediate VA                               15  13.14        200    0.92%     0.55%     13.48%
Royce Small-Cap Portfolio
   Select Reserve                                          112,695  13.43  1,514,045    0.00%     0.40%      8.13%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2005 - Continued
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                           15 $12.29 $       184    0.00%     0.55%      8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                           15  10.77         165    2.49%     0.55%      1.34%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                         340,531   7.61   2,592,775    3.36%     1.40%      2.77%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                         313,888   7.78   2,442,958    0.37%     1.40%     32.00%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                         962,972   7.82   7,526,085    0.47%     1.40%     14.11%
   Platinum Investor                                   162,385  10.11   1,641,901    0.47%     1.35%     14.16%
   Platinum Investor Immediate VA                           15  12.25         187    0.48%     0.55%     15.08%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                         591,614   8.32   4,925,118    0.97%     1.40%      4.36%
UIF High Yield Portfolio - Class I
   GENERATIONS                                         516,940   6.16   3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                                   119,393  10.50   1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                           15  10.92         167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                         531,709   6.34   3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                         998,330  11.53  11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                         193,099  20.89   4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I
   GENERATIONS                                       1,135,936   8.19   9,305,629    1.30%     1.40%      3.11%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                       10,893  11.23     122,382    0.17%     0.40%      5.48%
VALIC Company I - Health Sciences Fund
   Select Reserve                                        6,262  12.12      75,883    0.00%     0.40%     12.58%
VALIC Company I - Income & Growth Fund
   Select Reserve                                        4,702  11.46      53,905    1.88%     0.40%      4.14%
VALIC Company I - International Equities Fund
   Platinum Investor                                    80,670  10.38     837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                           15  13.23         203    1.84%     0.55%     16.34%
   Select Reserve                                       24,224  11.27     272,893    1.81%     0.40%     16.52%
   VAriety Plus                                         16,649   1.50      24,940    1.70%     1.55%     15.19%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                   319,472  17.55   5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                           15  12.50         190    1.06%     0.55%     11.58%
   Select Reserve                                       26,207  15.32     401,388    1.19%     0.40%     11.75%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment
                                                               Unit                 Income    Expense    Total
Divisions                                              Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------                                            --------- ------ ----------- ---------- --------- ----------
2005 - Continued
VALIC Company I - Money Market I Fund
   Platinum Investor                                   228,434 $10.89 $ 2,488,367    2.88%     1.35%      1.35%
   Select Reserve                                      878,323   6.00   5,270,144    2.60%     0.40%      2.32%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                   126,804   4.72     598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                           15  11.19         166    0.14%     0.55%      0.69%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                   103,739   3.93     407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                           15  10.79         161    0.00%     0.55%      2.76%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                    72,861  13.28     967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                           15  11.90         177    0.98%     0.55%      3.70%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                            838   3.43       2,877    1.17%     1.55%      2.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                                   665,355   9.22   6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                           15  11.21         172    1.58%     0.55%      3.99%
   Select Reserve                                       60,862   9.93     604,481    1.47%     0.40%      4.14%
   VAriety Plus                                         52,187   4.43     231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                                     172,098  30.64   5,272,945    1.69%     0.75%      3.42%
Van Kampen Corporate Bond Fund
   Other Contracts                                      44,735   6.87     307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                     979,118   5.66   5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                       1,145,132  12.21  13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                         669,685  16.49  11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)      782,241   6.35   4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)               --   6.31          --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                      85,430   7.11     607,240    0.71%     0.75%      7.34%
   VAriety Plus                                        198,357   3.20     634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                         443,927  12.76   5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)      337,054   4.42   1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)            4,921   4.67      22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                      83,341   5.06     421,837    4.14%     0.75%      2.77%
   VAriety Plus                                         75,733   2.50     189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                       3,811,200  11.02  41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                   151,978  12.74   1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                           15  12.19         186    1.22%     0.55%      9.38%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                  Investment Expense Total
                                                              Unit                  Income    Ratio  Return
Divisions                                            Units    Value   Net Assets  Ratio (a)    (b)    (c)
-------------------------------------------------  ---------- ------ ------------ ---------- ------- ------
2005 - Continued
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                        161,993 $ 9.11 $  1,475,955    2.44%    1.40%   1.26%
   Other Contracts (Deferred Load, Non-Qualified)     465,982   2.62    1,222,497    2.72%    1.25%   1.41%
   Other Contracts (Deferred Load, Qualified)              --   2.62           --    2.72%    1.25%   1.41%
   Other Contracts (Non-Qualified)                    133,316   2.94      392,415    2.72%    0.75%   1.92%
Van Kampen Reserve Fund
   Other Contracts                                     64,470   4.21      271,546    2.25%    0.75%   1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                          15  11.04          169    8.14%    0.55%   2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                          16  13.85          215    3.09%    0.55%  11.22%
WM VT Balanced Portfolio
   WM Advantage                                    13,473,636   1.40   18,880,041    1.92%    1.40%   4.54%
   WM Strategic Asset Manager                      24,705,106   9.14  225,771,616    1.87%    1.40%   4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                       288,776   1.29      371,321    2.25%    1.40%   3.14%
   WM Strategic Asset Manager                       1,931,866   6.71   12,954,219    2.29%    1.40%   3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                    15,531,551   1.37   21,205,847    1.19%    1.40%   5.55%
   WM Strategic Asset Manager                      16,108,452   9.51  153,239,074    1.25%    1.40%   5.55%
WM VT Equity Income Fund
   WM Advantage                                       979,696   1.78    1,741,099    1.60%    1.40%   8.74%
   WM Strategic Asset Manager                       2,685,742   8.97   24,083,259    1.60%    1.40%   8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                     1,278,514   1.31    1,678,211    3.29%    1.40%   1.98%
   WM Strategic Asset Manager                       5,803,431   7.81   45,312,895    3.37%    1.40%   1.98%
WM VT Growth & Income Fund
   WM Advantage                                     4,632,598   2.68   12,416,173    1.22%    1.40%   1.87%
   WM Strategic Asset Manager                       4,258,719   6.28   26,733,524    1.21%    1.40%   1.87%
WM VT Growth Fund
   WM Advantage                                     6,008,681   3.05   18,326,386    0.54%    1.40%   5.92%
   WM Strategic Asset Manager                       3,259,242   6.67   21,737,762    0.52%    1.40%   5.92%
WM VT Income Fund
   WM Advantage                                     4,965,639   1.84    9,161,455    5.88%    1.40%   0.98%
   WM Strategic Asset Manager                       1,403,063   7.07    9,914,583    5.67%    1.40%   0.98%
WM VT International Growth Fund
   WM Advantage                                     3,210,892   1.75    5,618,477    1.53%    1.40%  16.23%
   WM Strategic Asset Manager                         518,465   6.26    3,246,202    1.50%    1.40%  16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                                       502,105   1.81      907,408    0.47%    1.40%  11.82%
   WM Strategic Asset Manager                         674,912   9.04    6,098,498    0.45%    1.40%  11.82%
WM VT Money Market Fund
   WM Advantage                                     1,104,687   1.30    1,434,891    2.66%    1.40%   1.16%
   WM Strategic Asset Manager                       1,204,188   5.78    6,965,659    2.50%    1.40%   1.16%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                        Investment
                                                                     Unit                 Income    Expense    Total
Divisions                                                    Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2005 - Continued
WM VT Short Term Income Fund
   WM Advantage                                            2,811,489 $ 1.47 $ 4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager                                431,283   6.51   2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
   WM Advantage                                            3,235,146   1.93   6,245,387    0.00%     1.40%     -3.09%
   WM Strategic Asset Manager                                585,522   5.93   3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                                              693,922   1.27     884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager                              5,446,225  10.28  55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                            4,247,688   1.63   6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager                              1,909,404   6.54  12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                                              692,401   1.65   1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager                              2,054,268  10.68  21,932,198    0.70%     1.40%      7.07%

2004
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                         247,852  10.49   2,600,236    0.60%     1.35%     22.34%
   Platinum Investor Immediate VA                                 19  11.75         229    1.17%     0.55%     17.55%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                       1,057,615   7.48   7,907,100    0.43%     1.35%      4.35%
   Platinum Investor Immediate VA                                 19  10.57         206    0.90%     0.55%      5.72%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 19  10.69         202    0.00%     0.55%      6.90%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                 19  11.24         210    0.00%     0.55%     12.40%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                 20  10.51         206    3.28%     0.55%      5.11%
American Century VP Value Fund - Class I
   Platinum Investor                                         184,061  14.83   2,729,694    0.94%     1.35%     12.80%
   Platinum Investor Immediate VA                                 19  10.84         211    0.00%     0.55%      8.43%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                          95,170   7.98     759,174    0.00%     1.35%      9.38%
   Platinum Investor Immediate VA                                 19  10.68         204    0.00%     0.55%      6.81%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                          99,517  11.86   1,179,958    0.36%     1.35%     12.94%
   Platinum Investor Immediate VA                                 19  11.33         218    0.71%     0.55%     13.26%
Dreyfus Socially Responsible Growth Fund - Initial shares
   Platinum Investor                                         431,982   7.25   3,132,033    0.36%     1.35%      4.79%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                         354,417  13.09   4,638,295    0.18%     1.35%      9.85%
   Platinum Investor Immediate VA                                 19  10.91         210    0.38%     0.55%      9.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2004 - Continued
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               527,122 $13.24 $6,980,308    3.95%     1.35%      1.98%
   Platinum Investor Immediate VA                                       20  10.55        207    4.93%     0.55%      5.55%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  815,171   6.95  5,665,554    5.48%     0.40%      8.25%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                    4,473   7.77     34,740    8.87%     0.40%      7.98%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     49,298   2.95    145,308    2.65%     1.55%      3.85%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               118,686   9.93  1,178,113    2.47%     1.35%      3.77%
   Platinum Investor Immediate VA                                       20  10.44        204    0.00%     0.55%      4.39%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               355,870  10.60  3,773,254    0.20%     1.35%     13.62%
   Platinum Investor Immediate VA                                       19  11.08        214    0.00%     0.55%     10.77%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               378,077  10.87  4,109,039    1.43%     1.35%      9.74%
   Platinum Investor Immediate VA                                       19  10.87        211    0.00%     0.55%      8.73%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               404,714   6.63  2,681,261    0.14%     1.35%      1.74%
   Platinum Investor Immediate VA                                       19  10.41        200    0.00%     0.55%      4.13%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     27,885   2.96     82,545    1.27%     1.55%      8.91%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                       19  12.07        232    0.00%     0.55%     20.68%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     14,268   2.39     34,161    1.09%     1.55%     11.89%
Franklin Templeton - Franklin Small Cap Value Securities Fund -
  Class 2
   Platinum Investor Immediate VA                                       19  11.54        223    0.00%     0.55%     15.39%
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                       20  10.34        202    0.00%     0.55%      3.38%
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                       19  11.00        214    0.00%     0.55%     10.00%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               178,423  10.79  1,924,576    1.05%     1.35%     16.94%
   Platinum Investor Immediate VA                                       19  11.50        223    0.00%     0.55%     14.98%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               159,471  13.05  2,081,861    2.68%     1.35%     14.17%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                20,023   9.03    180,833    0.68%     1.35%      7.62%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                51,190   7.70    393,944    0.82%     1.35%     17.10%
   Platinum Investor Immediate VA                                       19  12.13        235    0.67%     0.55%     21.26%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense    Total
Divisions                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
2004 - Continued
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           194,236 $ 5.18 $1,005,860    0.00%     1.35%     18.86%
   Platinum Investor Immediate VA                                   19  11.40        219    0.00%     0.55%     13.96%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                           116,913   6.34    740,654    0.87%     1.35%      3.13%
   Platinum Investor Immediate VA                                   20  10.82        211    1.09%     0.55%      8.19%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                   19  11.34        220    0.00%     0.55%     13.41%
JPMorgan Small Company Portfolio
   Platinum Investor                                            40,293  11.13    448,424    0.00%     1.35%     25.47%
   Platinum Investor Immediate VA                                   19  11.94        228    0.00%     0.55%     19.39%
LEVCO Equity Value Fund
   Select Reserve                                                9,836   6.67     65,653    1.84%     0.40%     13.31%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           269,897   6.51  1,756,685    0.35%     1.35%     10.96%
   Platinum Investor Immediate VA                                   19  11.03        214    0.00%     0.55%     10.33%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           709,358   8.13  5,764,601    0.00%     1.35%     11.44%
   Platinum Investor Immediate VA                                   19  10.96        212    0.00%     0.55%      9.58%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                            97,963   8.18    800,994    0.00%     1.35%      5.09%
   Platinum Investor Immediate VA                                   19  10.81        207    0.00%     0.55%      8.12%
MFS VIT Research Series - Initial Class
   Platinum Investor                                           133,379   7.31    975,133    1.05%     1.35%     14.30%
   Platinum Investor Immediate VA                                   19  11.21        217    0.00%     0.55%     12.06%
Navellier Growth Portfolio
   Select Reserve                                                   --   6.27         --    0.00%     0.40%     -8.77%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                  4,606   2.34     10,790    1.20%     1.55%      7.63%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           133,993   6.24    835,491    0.00%     1.35%     14.75%
   Platinum Investor Immediate VA                                   19  11.21        213    0.00%     0.55%     12.15%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                  1,143   2.56      2,930    0.01%     1.55%     17.15%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   20  10.93        213    0.00%     0.55%      9.27%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                   19  11.73        226    0.00%     0.55%     17.28%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           313,664  14.88  4,666,568    0.97%     1.35%      7.46%
   Platinum Investor Immediate VA                                   20  10.67        210    1.37%     0.55%      6.75%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                   Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
2004 - Continued
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        117,669 $10.81 $1,271,751    1.24%     1.35%     -0.06%
   Platinum Investor Immediate VA                                20  10.08        197    1.67%     0.55%      0.76%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        334,567  12.70  4,249,720    1.85%     1.35%      3.49%
   Platinum Investor Immediate VA                                20  10.47        205    1.92%     0.55%      4.68%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                        208,364  10.22  2,128,595    0.00%     1.35%      2.16%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                        314,562  10.28  3,232,917    0.00%     1.35%      2.78%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                20  10.80        211    0.00%     0.55%      8.00%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        281,598  10.26  2,888,580    1.53%     1.35%      9.62%
   Platinum Investor Immediate VA                                19  10.78        210    0.00%     0.55%      7.76%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         63,549  11.21    712,657    1.10%     1.35%     19.36%
   Platinum Investor Immediate VA                                19  11.58        225    0.00%     0.55%     15.78%
Royce Small-Cap Portfolio
   Select Reserve                                            84,549  12.43  1,050,523    0.00%     0.40%     24.45%
Safeco RST Core Equity Portfolio
   Platinum Investor                                             --   7.33         --    1.96%     1.35%      4.00%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                             --  12.85         --    0.00%     1.35%     17.43%
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                19  11.36        216    0.00%     0.55%     13.64%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                20  10.63        207    2.93%     0.55%      6.29%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              469,484   7.41  3,478,305    3.63%     1.40%      2.92%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                              367,533   5.90  2,167,044    0.65%     1.40%     21.40%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                            1,301,230   6.85  8,912,553    0.17%     1.40%      6.27%
   Platinum Investor                                        251,382   8.86  2,226,436    0.17%     1.35%      6.33%
   Platinum Investor Immediate VA                                19  10.64        206    0.32%     0.55%      6.43%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                              771,775   7.98  6,156,289    0.74%     1.40%     11.96%
UIF High Yield Portfolio - Class I
   GENERATIONS                                              707,187   6.18  4,372,988    6.13%     1.40%      7.96%
   Platinum Investor                                        140,367  10.53  1,478,195    6.17%     1.35%      8.02%
   Platinum Investor Immediate VA                                20  10.86        212   11.53%     0.55%      8.61%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                              685,072   5.78  3,962,697    2.79%     1.40%     15.76%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2004 - Continued
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                1,323,508 $10.41 $13,774,539    0.02%     1.40%     13.00%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  271,296  18.10   4,909,743    1.60%     1.40%     34.50%
UIF Value Portfolio - Class I
   GENERATIONS                                1,476,511   7.94  11,730,389    0.97%     1.40%     16.20%
VALIC Company I - Blue Chip Growth Fund
   Select Reserve                                 8,660  10.65      92,226    0.68%     0.40%      6.50%
VALIC Company I - Health Sciences Fund
   Select Reserve                                 6,632  10.76      71,393    0.00%     0.40%      7.65%
VALIC Company I - Income & Growth Fund
   Select Reserve                                 4,702  11.01      51,761    2.00%     0.40%     10.07%
VALIC Company I - International Equities Fund
   Platinum Investor                             90,929   9.00     818,047    1.35%     1.35%     16.28%
   Platinum Investor Immediate VA                    20  11.38         222    0.93%     0.55%     13.75%
   Select Reserve                                19,493   9.67     188,463    1.25%     0.40%     17.39%
   VAriety Plus                                  16,693   1.30      21,708    1.41%     1.55%     16.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            400,742  15.86   6,353,763    0.81%     1.35%     14.49%
   Platinum Investor Immediate VA                    19  11.20         216    0.68%     0.55%     12.03%
   Select Reserve                                18,116  13.71     248,297    0.89%     0.40%     15.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                            265,990  10.75   2,858,757    0.79%     1.35%     -0.55%
   Platinum Investor Immediate VA                    --  10.03          --    0.00%     0.55%      0.32%
   Select Reserve                               996,460   5.86   5,843,492    0.84%     0.40%      0.40%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            177,381   4.73     838,724    0.49%     1.35%      8.58%
   Platinum Investor Immediate VA                    19  11.11         211    1.06%     0.55%     11.13%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            140,172   3.85     539,876    0.00%     1.35%     -0.56%
   Platinum Investor Immediate VA                    19  10.50         199    0.00%     0.55%      5.00%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             81,803  12.91   1,056,149    0.81%     1.35%     16.31%
   Platinum Investor Immediate VA                    19  11.48         217    0.67%     0.55%     14.80%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     839   3.35       2,810    1.20%     1.55%      8.89%
VALIC Company I - Stock Index Fund
   Platinum Investor                            908,753   8.93   8,119,171    1.54%     1.35%      9.03%
   Platinum Investor Immediate VA                    19  10.78         210    1.75%     0.55%      7.80%
   Select Reserve                                59,044   9.54     563,097    1.58%     0.40%     10.07%
   VAriety Plus                                  55,810   4.30     239,944    1.54%     1.55%      8.81%
Van Kampen Comstock Fund
   Other Contracts                              217,619  29.63   6,447,271    0.00%     0.75%     16.69%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2004 - Continued
Van Kampen Corporate Bond Fund
   Other Contracts                                       45,928 $ 6.76 $    310,362    0.00%     0.75%      4.25%
Van Kampen High Yield Fund**
   Other Contracts                                    1,146,821   5.63    6,456,460    0.00%     0.75%      9.68%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,502,640  11.47   17,232,754    0.00%     1.40%      5.55%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                          881,049  15.46   13,623,368    0.39%     1.40%      2.61%
   Other Contracts (Deferred Load, Non-Qualified)       843,655   5.94    5,015,022    0.38%     1.25%      2.76%
   Other Contracts (Deferred Load, Qualified)             1,236   5.91        7,303    0.38%     1.25%      2.76%
   Other Contracts (Non-Qualified)                       94,096   6.62      623,079    0.38%     0.75%      3.27%
   VAriety Plus                                         212,061   3.01      637,357    0.42%     1.55%      2.45%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          591,196  12.49    7,385,577    4.84%     1.40%      2.72%
   Other Contracts (Deferred Load, Non-Qualified)       360,521   4.32    1,558,305    4.90%     1.25%      2.87%
   Other Contracts (Deferred Load, Qualified)             8,478   4.57       38,707    4.90%     1.25%      2.87%
   Other Contracts (Non-Qualified)                       99,245   4.93      488,816    4.90%     0.75%      3.39%
   VAriety Plus                                         103,191   2.46      253,537    4.68%     1.55%      2.57%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        4,884,521  10.16   49,614,205    0.99%     1.40%     12.79%
   Platinum Investor                                    177,140  11.74    2,080,463    0.93%     1.35%     12.84%
   Platinum Investor Immediate VA                            19  11.14          217    0.00%     0.55%     11.41%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          269,953   9.00    2,429,021    0.77%     1.40%     -0.60%
   Other Contracts (Deferred Load, Non-Qualified)       496,150   2.59    1,283,536    0.82%     1.25%     -0.45%
   Other Contracts (Deferred Load, Qualified)             1,539   2.59        3,982    0.82%     1.25%     -0.45%
   Other Contracts (Non-Qualified)                      183,863   2.89      531,018    0.82%     0.75%      0.05%
   VAriety Plus                                              --   1.76           --    0.12%     1.55%     -0.75%
Van Kampen Reserve Fund
   Other Contracts                                       69,062   4.15      286,496    0.00%     0.75%     -0.29%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                            20  10.80          211    0.00%     0.55%      8.02%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                            20  12.46          246    0.00%     0.55%     24.56%
WM VT Balanced Portfolio
   WM Advantage                                      15,324,809   1.34   20,541,849    1.81%     1.40%      8.59%
   WM Strategic Asset Manager                        28,412,338   8.74  248,381,621    1.83%     1.40%      8.59%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         322,683   1.25      402,275    2.05%     1.40%      6.70%
   WM Strategic Asset Manager                         2,164,179   6.50   14,069,712    1.99%     1.40%      6.70%
WM VT Conservative Growth Portfolio
   WM Advantage                                      18,656,187   1.29   24,131,927    1.38%     1.40%     10.22%
   WM Strategic Asset Manager                        18,998,377   9.01  171,221,900    1.35%     1.40%     10.22%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                          Investment
                                                        Unit                Income    Expense    Total
Divisions                                       Units   Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- --------- ----- ----------- ---------- --------- ----------
2004 - Continued
WM VT Equity Income Fund
   WM Advantage                                 836,126 $1.63 $ 1,366,522    1.76%     1.40%     17.46%
   WM Strategic Asset Manager                 2,719,921  8.25  22,429,587    1.68%     1.40%     17.47%
WM VT Flexible Income Portfolio
   WM Advantage                               1,334,703  1.29   1,717,979    3.42%     1.40%      4.99%
   WM Strategic Asset Manager                 6,865,841  7.66  52,568,380    3.30%     1.40%      4.99%
WM VT Growth & Income Fund
   WM Advantage                               5,616,835  2.63  14,778,005    1.04%     1.40%      7.57%
   WM Strategic Asset Manager                 5,015,663  6.16  30,907,631    1.03%     1.40%      7.57%
WM VT Growth Fund
   WM Advantage                               7,248,233  2.88  20,870,839    0.00%     1.40%      6.72%
   WM Strategic Asset Manager                 4,064,538  6.30  25,592,873    0.00%     1.40%      6.72%
WM VT Income Fund
   WM Advantage                               5,976,351  1.83  10,919,109    5.95%     1.40%      4.09%
   WM Strategic Asset Manager                 1,634,050  7.00  11,434,686    5.85%     1.40%      4.09%
WM VT International Growth Fund
   WM Advantage                               3,777,836  1.51   5,687,400    1.16%     1.40%     12.03%
   WM Strategic Asset Manager                   524,395  5.39   2,824,820    1.11%     1.40%     12.03%
WM VT Mid Cap Stock Fund
   WM Advantage                                 535,027  1.62     864,678    0.31%     1.40%     13.00%
   WM Strategic Asset Manager                   765,173  8.08   6,183,116    0.32%     1.40%     13.00%
WM VT Money Market Fund
   WM Advantage                               1,886,781  1.28   2,422,674    0.80%     1.40%     -0.55%
   WM Strategic Asset Manager                 1,419,380  5.72   8,116,323    0.79%     1.40%     -0.55%
WM VT Short Term Income Fund
   WM Advantage                               3,525,591  1.46   5,156,343    3.82%     1.40%      0.65%
   WM Strategic Asset Manager                   582,836  6.49   3,783,522    3.90%     1.40%      0.65%
WM VT Small Cap Growth Fund
   WM Advantage                               3,886,602  1.99   7,742,076    0.00%     1.40%      3.22%
   WM Strategic Asset Manager                   776,893  6.12   4,756,101    0.00%     1.40%      3.22%
WM VT Strategic Growth Portfolio
   WM Advantage                               1,045,397  1.20   1,254,281    0.71%     1.40%     11.26%
   WM Strategic Asset Manager                 6,436,098  9.68  62,275,834    0.64%     1.40%     11.26%
WM VT U.S. Government Securities Fund
   WM Advantage                               5,151,256  1.61   8,311,717    3.87%     1.40%      2.34%
   WM Strategic Asset Manager                 2,401,347  6.49  15,583,604    3.64%     1.40%      2.34%
WM VT West Coast Equity Fund
   WM Advantage                                 883,329  1.54   1,361,934    0.23%     1.40%     11.46%
   WM Strategic Asset Manager                 2,329,097  9.97  23,224,880    0.25%     1.40%     11.46%

2003
AIM V.I. International Growth Fund - Series I
   Platinum Investor                            293,433  8.58   2,516,223    0.51%     1.35%     27.33%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                          1,229,852  7.16   8,811,182    0.29%     1.35%     23.40%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2003 - Continued
American Century VP Value Fund - Class I
   Platinum Investor                                               201,505 $13.15 $2,649,270    0.99%     1.35%     27.23%
Ayco Growth Fund
   Platinum Investor                                                    --   8.21         --    0.70%     1.35%     25.57%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                94,929   7.29    692,297    0.00%     1.35%     46.56%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                               106,504  10.50  1,118,114    0.29%     1.35%     29.96%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor                                               508,110   6.92  3,515,708    0.11%     1.35%     24.32%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                               418,740  11.91  4,988,809    0.03%     1.35%     29.93%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               603,452  12.98  7,835,773    4.14%     1.35%      3.54%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                       --   7.32         --    1.72%     0.40%     11.92%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                       --   6.55         --    0.00%     0.40%     -0.22%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  810,256   6.42  5,201,999    8.99%     0.40%     17.79%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                       --   7.19         --    0.76%     0.40%     16.29%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     49,354   2.84    140,085    3.51%     1.55%     16.16%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               115,115   9.57  1,101,182    3.34%     1.35%     16.09%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               341,168   9.33  3,183,882    0.27%     1.35%     26.48%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               413,510   9.90  4,095,177    1.53%     1.35%     28.29%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               459,734   6.51  2,993,689    0.11%     1.35%     30.77%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     28,566   2.72     77,640    1.45%     1.55%     26.44%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     14,344   2.14     30,693    0.41%     1.55%     41.17%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               184,604   9.22  1,702,799    1.57%     1.35%     30.44%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               167,452  11.43  1,914,777    2.44%     1.35%     30.19%
Goldman Sachs Capital Growth Fund
   Platinum Investor                                                21,804   8.39    182,963    0.00%     1.35%      2.19%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                48,214   6.57    316,869    0.89%     1.35%     32.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                         Investment
                                                                       Unit                Income    Expense    Total
Divisions                                                       Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------------------- ------- ------ ---------- ---------- --------- ----------
2003 - Continued
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                           203,381 $ 4.36 $  886,100    0.00%     1.35%     32.96%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                           130,758   6.14    803,247    0.79%     1.35%     22.02%
JPMorgan Small Company Portfolio
   Platinum Investor                                            32,902   8.87    291,844    0.00%     1.35%     34.16%
LEVCO Equity Value Fund
   Select Reserve                                                5,900   5.89     34,752    1.43%     0.40%     28.06%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                           302,481   5.87  1,774,368    0.23%     1.35%     25.68%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                           826,345   7.29  6,025,670    0.00%     1.35%     28.48%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                           105,756   7.78    822,829    0.00%     1.35%     31.93%
MFS VIT Research Series - Initial Class
   Platinum Investor                                           147,768   6.40    945,198    0.67%     1.35%     23.03%
Navellier Growth Portfolio
   Select Reserve                                              370,869   6.87  2,548,182    0.00%     0.40%     39.87%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                  4,612   2.18     10,037    1.71%     1.55%     14.49%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                           137,543   5.43    747,393    0.00%     1.35%     26.36%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                  1,148   2.19      2,510    0.00%     1.55%     33.01%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                           350,636  13.84  4,854,532    2.87%     1.35%      7.39%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                           126,039  10.81  1,362,987    1.85%     1.35%      0.68%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                           384,860  12.27  4,723,910    2.94%     1.35%      3.64%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                           293,049   9.36  2,742,198    1.71%     1.35%     25.67%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                            57,272   9.40    538,099    1.36%     1.35%     36.00%
Royce Small-Cap Portfolio
   Select Reserve                                               68,289   9.98    681,782    0.00%     0.40%     40.54%
Safeco RST Core Equity Portfolio
   Platinum Investor                                           332,009   7.04  2,338,987    0.92%     1.35%     23.11%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                           299,532  10.94  3,277,101    0.00%     1.35%     41.03%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                                 536,338   7.20  3,860,994    0.06%     1.40%      3.18%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                                 385,258   4.86  1,871,082    0.00%     1.40%     47.59%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                           Investment
                                                        Unit                 Income    Expense    Total
Divisions                                       Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2003 - Continued
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                1,463,185 $ 6.44 $ 9,430,151    0.00%     1.40%     23.19%
   Platinum Investor                            292,925   8.33   2,439,986    0.00%     1.35%     23.25%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                  893,325   7.12   6,364,535    0.00%     1.40%     27.17%
UIF High Yield Portfolio - Class I
   GENERATIONS                                  904,682   5.73   5,181,607    0.00%     1.40%     23.96%
   Platinum Investor                            158,738   9.75   1,547,581    0.00%     1.35%     24.02%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  793,981   5.00   3,967,517    0.12%     1.40%     25.65%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                1,472,472   9.21  13,561,919    0.00%     1.40%     39.54%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                  299,069  13.46   4,024,076    0.00%     1.40%     35.60%
UIF Value Portfolio - Class I
   GENERATIONS                                1,678,272   6.84  11,474,771    0.00%     1.40%     32.22%
VALIC Company I - International Equities Fund
   Platinum Investor                             99,838   7.74     772,461    1.34%     1.35%     27.90%
   Select Reserve                                11,632   8.24      95,807    1.43%     0.40%     29.12%
   VAriety Plus                                  16,741   1.12      18,760    1.16%     1.55%     27.64%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                            458,811  13.85   6,353,666    0.63%     1.35%     33.31%
   Select Reserve                                11,491  11.86     136,263    0.66%     0.40%     34.58%
VALIC Company I - Money Market I Fund
   Platinum Investor                            376,870  10.81   4,072,734    0.74%     1.35%     -0.75%
   Select Reserve                               914,065   5.84   5,338,823    0.47%     0.40%      0.20%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                            226,388   4.35     985,902    0.00%     1.35%     47.28%
VALIC Company I - Science & Technology Fund
   Platinum Investor                            139,670   3.87     540,958    0.00%     1.35%     49.44%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                             68,778  11.10     763,468    0.47%     1.35%     44.50%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                     840   3.08       2,584    1.01%     1.55%     26.47%
VALIC Company I - Stock Index Fund
   Platinum Investor                          1,027,146   8.19   8,417,062    1.28%     1.35%     26.48%
   Select Reserve                                50,198   8.66     434,945    1.31%     0.40%     27.69%
   VAriety Plus                                  55,887   3.95     220,820    1.35%     1.55%     26.23%
Van Kampen Comstock Fund
   Other Contracts                              253,064  25.39   6,424,931    1.29%     0.75%     30.00%
Van Kampen Corporate Bond Fund
   Other Contracts                               45,928   6.48     297,700    6.20%     0.75%      8.99%
Van Kampen High Yield Fund
   Other Contracts                            1,296,007   5.13   6,652,625    8.13%     0.75%     23.32%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2003 - Continued
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        1,814,522 $10.87 $ 19,715,980    0.00%     1.40%     25.58%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,046,594  15.07   15,772,209    0.50%     1.40%     24.13%
   Other Contracts (Deferred Load, Non-Qualified)     1,002,058   5.78    5,796,677    0.49%     1.25%     24.32%
   Other Contracts (Deferred Load, Qualified)             1,236   5.75        7,107    0.49%     1.25%     24.32%
   Other Contracts (Non-Qualified)                      107,178   6.41      687,199    0.49%     0.75%     24.94%
   VAriety Plus                                         278,975   2.93      818,406    0.49%     1.55%     23.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          721,109  12.16    8,769,945    4.96%     1.40%      0.33%
   Other Contracts (Deferred Load, Non-Qualified)       383,252   4.20    1,610,266    4.26%     1.25%      0.48%
   Other Contracts (Deferred Load, Qualified)             9,266   4.44       41,122    4.26%     1.25%      0.48%
   Other Contracts (Non-Qualified)                      108,711   4.76      517,881    4.26%     0.75%      0.99%
   Variety Plus                                         117,232   2.40      280,829    4.62%     1.55%      0.18%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        5,543,855   9.01   49,926,471    0.94%     1.40%     26.25%
   Platinum Investor                                    195,894  10.41    2,038,840    0.86%     1.35%     26.31%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          384,096   9.05    3,476,975    0.56%     1.40%     -0.83%
   Other Contracts (Deferred Load, Non-Qualified)       505,273   2.60    1,313,075    0.58%     1.25%     -0.68%
   Other Contracts (Deferred Load, Qualified)             1,619   2.60        4,209    0.58%     1.25%     -0.68%
   Other Contracts (Non-Qualified)                      242,989   2.89      701,453    0.58%     0.75%     -0.18%
   VAriety Plus                                          32,161   1.77       56,906    1.05%     1.55%     -0.98%
Van Kampen Reserve Fund
   Other Contracts                                      296,975   4.16    1,235,600    0.32%     0.75%     -0.23%
WM VT Balanced Portfolio
   WM Advantage                                      17,832,679   1.23   22,012,676    2.30%     1.40%     21.04%
   WM Strategic Asset Manager                        31,038,324   8.05  249,875,607    2.33%     1.40%     21.04%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         313,708   1.17      366,513    2.05%     1.40%     15.46%
   WM Strategic Asset Manager                         2,035,585   6.09   12,402,291    1.94%     1.40%     15.46%
WM VT Conservative Growth Portfolio
   WM Advantage                                      21,077,612   1.17   24,735,337    2.06%     1.40%     26.95%
   WM Strategic Asset Manager                        21,673,180   8.18  177,210,651    2.05%     1.40%     26.95%
WM VT Equity Income Fund
   WM Advantage                                         787,816   1.39    1,096,129    2.23%     1.40%     28.29%
   WM Strategic Asset Manager                         2,828,241   7.02   19,855,115    2.50%     1.40%     28.29%
WM VT Flexible Income Portfolio
   WM Advantage                                       1,512,515   1.23    1,854,403    2.56%     1.40%     11.72%
   WM Strategic Asset Manager                         7,868,316   7.29   57,382,845    2.61%     1.40%     11.72%
WM VT Growth & Income Fund
   WM Advantage                                       6,770,216   2.45   16,559,568    1.17%     1.40%     25.04%
   WM Strategic Asset Manager                         5,917,061   5.73   33,897,273    1.18%     1.40%     25.04%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                Investment
                                                             Unit                 Income    Expense    Total
Divisions                                            Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
-------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2003 - Continued
WM VT Growth Fund
   WM Advantage                                    8,578,342 $ 2.70 $23,145,774    0.00%     1.40%      27.39%
   WM Strategic Asset Manager                      4,884,654   5.90  28,820,484    0.00%     1.40%      27.39%
WM VT Income Fund
   WM Advantage                                    7,130,102   1.76  12,514,840    5.64%     1.40%       8.25%
   WM Strategic Asset Manager                      2,087,184   6.72  14,031,340    6.39%     1.40%       8.25%
WM VT International Growth Fund
   WM Advantage                                    4,415,516   1.34   5,933,738    1.24%     1.40%      33.62%
   WM Strategic Asset Manager                        560,816   4.81   2,696,670    1.23%     1.40%      33.63%
WM VT Mid Cap Stock Fund
   WM Advantage                                      527,015   1.43     753,763    0.28%     1.40%      25.96%
   WM Strategic Asset Manager                        803,239   7.15   5,744,132    0.30%     1.40%      25.96%
WM VT Money Market Fund
   WM Advantage                                    2,462,104   1.29   3,178,772    0.60%     1.40%      -0.75%
   WM Strategic Asset Manager                      2,191,061   5.75  12,597,839    0.65%     1.40%      -0.75%
WM VT Short Term Income Fund
   WM Advantage                                    4,359,683   1.45   6,335,046    6.01%     1.40%       4.05%
   WM Strategic Asset Manager                        683,337   6.45   4,407,258    6.81%     1.40%       4.05%
WM VT Small Cap Growth Fund
   WM Advantage                                    4,549,487   1.93   8,779,831    0.00%     1.40%      69.03%
   WM Strategic Asset Manager                        927,137   5.93   5,498,813    0.00%     1.40%      69.03%
WM VT Strategic Growth Portfolio
   WM Advantage                                    1,365,432   1.08   1,472,464    1.19%     1.40%      31.22%
   WM Strategic Asset Manager                      7,264,859   8.70  63,180,826    1.39%     1.40%      31.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                    6,382,308   1.58  10,062,712    4.76%     1.40%       0.72%
   WM Strategic Asset Manager                      3,935,172   6.34  24,953,821    5.32%     1.40%       0.72%
WM VT West Coast Equity Fund
   WM Advantage                                      705,626   1.38     976,089    0.24%     1.40%      41.36%
   WM Strategic Asset Manager                      2,486,638   8.95  22,246,537    0.26%     1.40%      41.36%

2002
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                 328,473   6.73   2,212,078    0.56%     1.35%     -16.81%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                               1,386,067   5.81   8,047,041    0.31%     1.35%     -31.20%
American Century VP Value Fund - Class I
   Platinum Investor                                 204,071  10.33   2,108,769    0.83%     1.35%     -13.79%
Ayco Growth Fund
   Platinum Investor                                  28,270   6.54     184,788    0.41%     1.35%     -30.25%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                  49,797   4.98     247,791    0.00%     1.35%     -35.04%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                  88,491   8.08     714,853    0.36%     1.35%     -13.67%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                               Investment Expense Total
                                                                             Unit                Income    Ratio  Return
Divisions                                                            Units   Value  Net Assets Ratio (a)    (b)    (c)
------------------------------------------------------------------ --------- ------ ---------- ---------- ------- ------
2002 - Continued
Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor                                                 578,553 $ 5.57 $3,220,133    0.19%    1.35%  -29.90%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                                 483,579   9.17  4,434,291    0.05%    1.35%  -20.21%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                                 693,468  12.54  8,697,179    5.27%    1.35%    6.32%
Evergreen Offit VA Emerging Markets Bond Fund - Class 1
   Select Reserve                                                    744,277   6.54  4,869,798    8.55%    0.40%   -4.22%
Evergreen Offit VA U.S. Government Securities Fund - Class 1
   Select Reserve                                                     81,156   6.57    533,057    0.70%    0.40%    9.52%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                  1,372,894   5.45  7,482,818    8.17%    0.40%   -0.72%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                      1,233   6.18      7,625   15.50%    0.40%    9.04%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       49,870   2.44    121,853    2.76%    1.55%  -10.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                 115,113   8.24    948,569    2.98%    1.35%  -10.25%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 284,940   7.38  2,102,450    0.65%    1.35%  -10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 414,955   7.72  3,203,371    1.63%    1.35%  -18.26%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 438,677   4.98  2,184,500    0.17%    1.35%  -31.23%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       29,751   2.15     63,955    0.78%    1.55%  -23.45%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       43,796   1.52     66,386    0.86%    1.55%  -21.51%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                 162,294   7.07  1,147,655    1.77%    1.35%  -19.66%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                                 187,841   8.78  1,649,880    1.82%    1.35%   -5.67%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                  49,182   4.95    243,522    0.65%    1.35%  -26.75%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                 210,251   3.28    688,959    0.00%    1.35%  -29.08%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                 167,585   5.03    843,678    0.62%    1.35%  -26.70%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  29,400   6.61    194,385    0.20%    1.35%  -22.70%
LEVCO Equity Value Fund
   Select Reserve                                                     32,028   4.60    147,331    0.12%    0.40%  -28.51%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                 312,417   4.67  1,458,179    0.05%    1.35%  -30.63%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                      Investment
                                                                    Unit                Income    Expense    Total
Divisions                                                   Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
2002 - Continued
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                        909,438 $ 5.68 $5,161,449    0.00%     1.35%     -34.65%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                        118,547   5.90    699,140    0.00%     1.35%     -32.55%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        178,521   5.20    928,118    0.30%     1.35%     -25.55%
Navellier Growth Portfolio
   Select Reserve                                           442,386   4.91  2,173,132    0.19%     0.40%     -19.19%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               4,618   1.90      8,780    2.45%     1.55%     -18.43%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         91,627   4.30    394,043    0.00%     1.35%     -30.29%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                              18,556   1.64     30,513    0.60%     1.55%     -25.31%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                                --   6.33         --   14.60%     0.40%      -7.34%
OFFIT VIF-High Yield Fund
   Select Reserve                                                --   5.33         --    9.10%     0.40%      -2.91%
OFFIT VIF-Total Return Fund
   Select Reserve                                                --   5.99         --   20.20%     0.40%       5.60%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                                --   6.49         --    0.51%     0.40%       8.22%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        403,475  12.89  5,201,442    4.61%     1.35%      16.22%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                        176,689  10.74  1,897,788    3.13%     1.35%       1.64%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        414,050  11.84  4,903,884    4.51%     1.35%       7.62%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        297,100   7.45  2,212,145    1.68%     1.35%     -20.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         57,026   6.91    393,960    0.54%     1.35%     -14.92%
Royce Small-Cap Portfolio
   Select Reserve                                            68,294   7.10    485,160    0.00%     0.40%     -14.16%
Safeco RST Core Equity Portfolio
   Platinum Investor                                        372,491   5.72  2,131,647    0.99%     1.35%     -26.90%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                        320,737   7.76  2,488,241    0.00%     1.35%     -38.51%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              573,835   6.98  4,003,470    3.52%     1.40%       5.83%
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                              466,043   3.29  1,533,568    0.00%     1.40%     -10.17%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                            1,638,270   5.23  8,570,817    0.15%     1.40%     -28.87%
   Platinum Investor                                        331,076   6.76  2,237,480    0.14%     1.35%     -28.83%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                              Unit                 Income    Expense    Total
Divisions                                             Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2002 - Continued
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                      1,020,579 $ 5.60 $ 5,717,568    1.13%     1.40%     -18.02%
UIF High Yield Portfolio - Class I
   GENERATIONS                                      1,065,187   4.62   4,921,558    8.26%     1.40%      -8.56%
   Platinum Investor                                  166,067   7.86   1,305,411    9.30%     1.35%      -8.51%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                        917,642   3.98   3,649,437    0.86%     1.40%     -17.97%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                      1,691,178   6.60  11,162,303    0.00%     1.40%     -29.02%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                        351,469   9.92   3,487,506    2.93%     1.40%      -2.17%
UIF Value Portfolio - Class I
   GENERATIONS                                      1,882,791   5.17   9,736,288    0.91%     1.40%     -23.24%
VALIC Company I - International Equities Fund
   Platinum Investor                                  112,590   6.05     681,105    0.32%     1.35%     -19.88%
   Select Reserve                                      15,126   6.38      96,488    0.59%     0.40%     -19.11%
   VAriety Plus                                        35,975   0.88      31,583    0.34%     1.55%     -20.04%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                                  508,632  10.39   5,283,575    0.66%     1.35%     -16.04%
   Select Reserve                                      15,472   8.81     136,324    0.83%     0.40%     -15.24%
VALIC Company I - Money Market I Fund
   Platinum Investor                                1,548,321  10.89  16,858,737    1.18%     1.35%      -0.11%
   Select Reserve                                      79,928   5.83     465,917    1.15%     0.40%       0.84%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                                  185,357   2.96     548,088    0.00%     1.35%     -39.09%
VALIC Company I - Science & Technology Fund
   Platinum Investor                                  151,065   2.59     391,511    0.00%     1.35%     -41.01%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                                   47,112   7.68     361,908    1.07%     1.35%     -21.88%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                           841   2.43       2,044    0.80%     1.55%     -24.62%
VALIC Company I - Stock Index Fund
   Platinum Investor                                1,132,364   6.48   7,336,334    1.15%     1.35%     -23.48%
   Select Reserve                                      45,477   6.79     308,591    1.20%     0.40%     -22.74%
   VAriety Plus                                        94,866   3.13     296,940    1.09%     1.55%     -23.63%
Van Kampen Comstock Fund
   Other Contracts                                    299,462  19.53   5,848,410    1.27%     0.75%     -20.19%
Van Kampen Corporate Bond Fund
   Other Contracts                                     80,624   5.95     479,467    5.64%     0.75%       2.62%
Van Kampen High Yield Fund
   Other Contracts                                  1,346,381   4.16   5,604,446   11.20%     0.75%     -10.15%
Van Kampen LIT Asset Allocation Portfolio - Class I
   VAriety Plus                                            --   2.96          --    6.98%     1.55%      -3.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2002 - Continued
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                               -- $11.12 $         --   14.00%     1.40%      -1.61%
   Other Contracts (Deferred Load, Non-Qualified)            --   3.90           --   17.62%     1.25%      -1.46%
   Other Contracts (Deferred Load, Qualified)                --   4.12           --   17.62%     1.25%      -1.46%
   Other Contracts (Non-Qualified)                           --   4.40           --   17.62%     0.75%      -0.97%
   VAriety Plus                                              --   2.17           --   14.23%     1.55%      -1.76%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        2,135,547   8.65   18,478,077    0.36%     1.40%     -33.43%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,201,646  12.14   14,588,571    0.49%     1.40%     -30.31%
   Other Contracts (Deferred Load, Non-Qualified)     1,083,068   4.65    5,039,795    0.48%     1.25%     -30.21%
   Other Contracts (Deferred Load, Qualified)             1,236   4.62        5,717    0.48%     1.25%     -30.21%
   Other Contracts (Non-Qualified)                       93,367   5.13      479,152    0.48%     0.75%     -29.86%
   VAriety Plus                                         292,450   2.37      692,193    0.27%     1.55%     -30.42%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          929,910  12.12   11,272,066    2.94%     1.40%       8.09%
   Other Contracts (Deferred Load, Non-Qualified)       441,660   4.18    1,846,784    0.00%     1.25%       0.00%
   Other Contracts (Deferred Load, Qualified)             8,331   4.42       36,796    0.00%     1.25%       0.00%
   Other Contracts (Non-Qualified)                      101,470   4.72      478,671    0.00%     0.75%       0.00%
   VAriety Plus                                         130,980   2.39      313,197    2.88%     1.55%       7.93%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        6,176,881   7.13   44,060,833    0.99%     1.40%     -15.69%
   Platinum Investor                                    176,966   8.24    1,458,145    2.76%     1.35%     -12.66%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          624,707   9.13    5,702,254    1.15%     1.40%      -0.19%
   Other Contracts (Deferred Load, Non-Qualified)       551,184   2.62    1,442,165    1.24%     1.25%      -0.04%
   Other Contracts (Deferred Load, Qualified)             1,702   2.62        4,454    1.24%     1.25%      -0.04%
   Other Contracts (Non-Qualified)                      341,288   2.89      987,007    1.24%     0.75%       0.46%
   VAriety Plus                                              --   1.79           --    0.19%     1.55%      -0.34%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                               --   6.31           --    4.71%     1.40%       2.96%
Van Kampen Reserve Fund
   Other Contracts                                      116,295   4.17      484,992    0.79%     0.75%       0.24%
WM VT Balanced Portfolio
   WM Advantage                                      24,540,616   1.02   25,027,110    2.10%     1.40%     -10.05%
   WM Strategic Asset Manager                        34,906,845   6.65  232,172,090    2.24%     1.40%     -10.05%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         347,400   1.01      351,534    0.77%     1.40%      -3.62%
   WM Strategic Asset Manager                         2,261,547   5.28   11,934,156    0.72%     1.40%      -3.62%
WM VT Conservative Growth Portfolio
   WM Advantage                                      25,188,909   0.92   23,284,477    3.18%     1.40%     -16.69%
   WM Strategic Asset Manager                        26,163,600   6.44  168,509,569    3.23%     1.40%     -16.69%
WM VT Equity Income Fund
   WM Advantage                                         883,514   1.08      958,169    2.04%     1.40%     -13.73%
   WM Strategic Asset Manager                         3,088,847   5.47   16,902,297    2.28%     1.40%     -13.73%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                           Investment
                                                         Unit                Income    Expense    Total
Divisions                                       Units    Value Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------- ---------- ----- ----------- ---------- --------- ----------
2002 - Continued
WM VT Flexible Income Portfolio
   WM Advantage                                1,846,155 $1.10 $ 2,025,932    0.66%     1.40%       0.72%
   WM Strategic Asset Manager                  9,808,934  6.53  64,028,857    0.62%     1.40%       0.72%
WM VT Growth & Income Fund
   WM Advantage                                8,953,147  1.96  17,513,520    0.69%     1.40%     -22.25%
   WM Strategic Asset Manager                  7,300,111  4.58  33,445,533    0.73%     1.40%     -22.25%
WM VT Growth Fund
   WM Advantage                               11,028,293  2.12  23,358,123    0.00%     1.40%     -31.98%
   WM Strategic Asset Manager                  5,917,083  4.63  27,405,408    0.00%     1.40%     -31.98%
WM VT Income Fund
   WM Advantage                                9,307,079  1.62  15,090,247    4.53%     1.40%       8.09%
   WM Strategic Asset Manager                  2,221,945  6.21  13,798,287    4.37%     1.40%       8.09%
WM VT International Growth Fund
   WM Advantage                                5,842,292  1.01   5,875,477    1.12%     1.40%     -16.88%
   WM Strategic Asset Manager                    643,141  3.60   2,314,327    1.16%     1.40%     -16.88%
WM VT Mid Cap Stock Fund
   WM Advantage                                  754,065  1.14     856,246    0.19%     1.40%     -11.60%
   WM Strategic Asset Manager                    915,143  5.68   5,195,716    0.22%     1.40%     -11.60%
WM VT Money Market Fund
   WM Advantage                                5,020,380  1.30   6,531,008    1.22%     1.40%      -0.03%
   WM Strategic Asset Manager                  3,980,690  5.79  23,061,582    1.29%     1.40%      -0.03%
WM VT Short Term Income Fund
   WM Advantage                                5,743,684  1.40   8,021,009    3.96%     1.40%       4.79%
   WM Strategic Asset Manager                    816,941  6.20   5,063,752    3.60%     1.40%       4.79%
WM VT Small Cap Growth Fund
   WM Advantage                                5,893,863  1.14   6,729,301    0.00%     1.40%     -47.89%
   WM Strategic Asset Manager                  1,002,627  3.51   3,518,132    0.00%     1.40%     -47.89%
WM VT Strategic Growth Portfolio
   WM Advantage                                1,729,513  0.82   1,421,326    3.72%     1.40%     -21.63%
   WM Strategic Asset Manager                  8,646,313  6.63  57,304,096    3.89%     1.40%     -21.63%
WM VT U.S. Government Securities Fund
   WM Advantage                                8,105,156  1.57  12,688,224    3.76%     1.40%       7.36%
   WM Strategic Asset Manager                  6,054,655  6.30  38,121,168    2.85%     1.40%       7.36%
WM VT West Coast Equity Fund
   WM Advantage                                  837,808  0.98     819,824    0.66%     1.40%     -23.63%
   WM Strategic Asset Manager                  2,712,340  6.33  17,165,462    0.61%     1.40%     -23.63%

2001
AIM V.I. International Growth Fund - Series I
   Platinum Investor                             368,195  8.09   2,980,485    0.31%     1.35%     -24.57%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                           1,573,033  8.44  13,273,146    0.12%     1.35%     -13.74%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                             Investment
                                                                           Unit                Income    Expense    Total
Divisions                                                           Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------ ------- ------ ---------- ---------- --------- ----------
2001 - Continued
American Century VP Value Fund - Class I
   Platinum Investor                                               103,696 $11.99 $1,242,987    0.02%     1.35%       8.50%
Ayco Growth Fund
   Platinum Investor                                                15,280   9.37    143,203    0.63%     1.35%     -11.02%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                27,601   7.66    211,425    0.00%     1.35%     -14.96%
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor                                                51,194   9.36    479,031    0.32%     1.35%       0.15%
Dreyfus Socially Responsible Growth Fund, Inc. - Initial shares
   Platinum Investor                                               733,121   7.94  5,820,870    0.06%     1.35%      23.62%
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Platinum Investor                                               499,985  11.49  5,745,943    0.45%     1.35%       7.38%
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Platinum Investor                                               611,881  11.80  7,217,770    6.32%     1.35%       5.25%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                     86,760   2.72    235,892    4.57%     1.55%      -5.57%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                49,828   9.18    457,488    0.00%     1.35%      -2.64%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                               167,876   8.27  1,388,925    0.06%     1.35%     -13.65%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                               312,488   9.44  2,951,386    0.36%     1.35%      -6.50%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                               526,862   7.24  3,815,207    0.00%     1.35%     -18.98%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                     66,224   2.81    185,958    0.73%     1.55%     -13.46%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                     51,178   1.93     98,831    8.06%     1.55%     -22.39%
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                               199,320   8.80  1,754,283    2.60%     1.35%     -17.13%
Franklin Templeton - Templeton Global Asset Allocation Fund -
  Class 2
   Platinum Investor                                               221,591   9.31  2,063,320    1.45%     1.35%     -11.16%
Janus Aspen Series International Growth Portfolio - Service Shares
   Platinum Investor                                                45,033   6.76    304,428    0.92%     1.35%     -24.20%
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                               176,558   4.62    815,825    0.00%     1.35%     -40.41%
Janus Aspen Series Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                               142,778   6.87    980,680    0.34%     1.35%     -23.66%
JPMorgan Small Company Portfolio
   Platinum Investor                                                11,731   8.55    100,345    0.01%     1.35%      -1.58%
LEVCO Equity Value Fund
   Select Reserve                                                   41,904   6.43    269,612    0.84%     0.40%      -5.68%
Mercury HW Large Cap Value VIP Portfolio
   Select Reserve                                                       --   5.51         --    6.45%     0.40%      11.54%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                       Investment
                                                                    Unit                 Income    Expense    Total
Divisions                                                   Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
--------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2001 - Continued
Mercury Low Duration VIP Portfolio
   Select Reserve                                                -- $ 5.79 $        --    2.30%     0.40%       3.41%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                        251,398   6.73   1,691,569    0.00%     1.35%     -24.52%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                      1,119,193   8.68   9,719,891    0.00%     1.35%     -34.39%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                         87,585   8.74     765,804    0.00%     1.35%      -6.31%
MFS VIT Research Series - Initial Class
   Platinum Investor                                        144,384   6.98   1,008,257    0.00%     1.35%     -22.31%
Navellier Growth Portfolio
   Select Reserve                                           502,963   6.08   3,057,401    0.00%     0.40%     -28.37%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                               4,403   2.33      10,261    3.05%     1.55%     -14.70%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                         53,804   6.17     331,919    0.00%     1.35%     -19.72%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                              24,788   2.20      54,572    0.53%     1.55%      -4.33%
OFFIT VIF-Emerging Markets Fund
   Select Reserve                                         1,007,675   6.83   6,883,549   10.56%     0.40%       2.75%
OFFIT VIF-High Yield Fund
   Select Reserve                                         4,209,865   5.49  23,112,094    8.83%     0.40%       7.33%
OFFIT VIF-Total Return Fund
   Select Reserve                                             1,419   5.67       8,047    1.09%     0.40%       6.67%
OFFIT VIF-U.S. Government Securities Fund
   Select Reserve                                         1,970,857   6.00  11,819,821    4.00%     0.40%       6.10%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                        234,329  11.09   2,599,237    7.11%     1.35%       7.34%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                         59,542  10.57     629,240    3.25%     1.35%       5.03%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                        251,944  11.00   2,772,551    3.31%     1.35%       6.93%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                        203,404   9.32   1,894,898    0.94%     1.35%      -6.78%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                         34,054   8.12     276,529    3.04%     1.35%     -19.45%
Royce Small-Cap Portfolio
   Select Reserve                                            70,668   8.28     584,808    0.00%     0.40%      20.49%
Safeco RST Core Equity Portfolio
   Platinum Investor                                        426,021   7.83   3,335,254    0.75%     1.35%     -10.62%
Safeco RST Growth Opportunities Portfolio
   Platinum Investor                                        357,970  12.62   4,516,189    0.00%     1.35%      17.53%
UIF Core Plus Fixed Income Portfolio - Class I
   GENERATIONS                                              606,066   6.59   3,995,227    4.25%     1.40%       7.79%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                             Investment
                                                          Unit                 Income    Expense    Total
Divisions                                         Units   Value  Net Assets  Ratio (a)  Ratio (b) Return (c)
----------------------------------------------- --------- ------ ----------- ---------- --------- ----------
2001 - Continued
UIF Emerging Markets Equity Portfolio - Class I
   GENERATIONS                                    619,792 $ 3.66 $ 2,270,330    0.00%     1.40%      -7.80%
UIF Equity Growth Portfolio - Class I
   GENERATIONS                                  2,049,514   7.35  15,074,023    0.00%     1.40%     -16.30%
   Platinum Investor                              436,478   9.50   4,144,941    0.00%     1.35%     -16.26%
UIF Global Value Equity Portfolio - Class I
   GENERATIONS                                  1,186,007   6.83   8,105,084    1.00%     1.40%      -8.34%
UIF High Yield Portfolio - Class I
   GENERATIONS                                  1,335,821   5.05   6,749,740   10.36%     1.40%      -5.81%
   Platinum Investor                              167,070   8.59   1,435,511   11.64%     1.35%      -5.76%
UIF International Magnum Portfolio - Class I
   GENERATIONS                                  1,202,731   4.85   5,831,171    0.45%     1.40%     -20.42%
UIF U.S. Mid Cap Value Portfolio - Class I
   GENERATIONS                                  2,133,995   9.30  19,845,003    0.00%     1.40%      -4.50%
UIF U.S. Real Estate Portfolio - Class I
   GENERATIONS                                    399,001  10.14   4,046,828    3.68%     1.40%       8.31%
UIF Value Portfolio - Class I
   GENERATIONS                                  2,053,023   6.74  13,830,731    0.94%     1.40%       0.84%
VALIC Company I - International Equities Fund
   Platinum Investor                              125,218   7.55     945,460    2.19%     1.35%     -23.03%
   Select Reserve                                  23,271   7.89     183,528    3.43%     0.40%     -22.29%
   VAriety Plus                                    35,538   1.10      39,018    1.81%     1.55%     -23.18%
VALIC Company I - Mid Cap Index Fund
   Platinum Investor                              625,471  12.37   7,738,795    0.81%     1.35%      -2.28%
   Select Reserve                                  26,641  10.40     276,940    0.62%     0.40%      -1.34%
VALIC Company I - Money Market I Fund
   Platinum Investor                            1,708,677  10.90  18,625,166    4.24%     1.35%       2.29%
   Select Reserve                                 219,247   5.78   1,267,346    3.62%     0.40%       3.27%
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor                              156,379   4.85     759,099    0.11%     1.35%     -33.39%
VALIC Company I - Science & Technology Fund
   Platinum Investor                              105,846   4.39     465,042    0.00%     1.35%     -41.98%
VALIC Company I - Small Cap Index Fund
   Platinum Investor                               29,778   9.83     292,833    1.08%     1.35%       0.45%
VALIC Company I - Social Awareness Fund
   VAriety Plus                                       841   3.23       2,715    0.97%     1.55%     -12.75%
VALIC Company I - Stock Index Fund
   Platinum Investor                            1,285,990   8.47  10,887,484    0.95%     1.35%     -13.39%
   Select Reserve                                  46,316   8.78     406,803    1.10%     0.40%     -12.55%
   VAriety Plus                                   105,192   4.10     431,130    0.88%     1.55%     -13.56%
Van Kampen Comstock Fund
   Other Contracts                                279,759  24.47   6,845,874    1.34%     0.75%      -2.53%
Van Kampen Corporate Bond Fund
   Other Contracts                                 68,717   5.80     398,236    6.37%     0.75%       8.63%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                    Investment
                                                                Unit                  Income    Expense    Total
Divisions                                              Units    Value   Net Assets  Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
2001 - Continued
Van Kampen High Yield Fund
   Other Contracts                                    1,478,341 $ 4.63 $  6,849,168   12.43%     0.75%      -3.40%
Van Kampen LI T Asset Allocation Portfolio - Class I
   VAriety Plus                                         281,340   3.08      865,226    4.14%     1.55%      -3.12%
Van Kampen LIT Domestic Income Portfolio - Class I
   GENERATIONS                                          468,951  11.30    5,300,051    6.88%     1.40%       8.44%
   Other Contracts (Deferred Load, Non-Qualified)       498,526   3.95    1,971,073    7.55%     1.25%       8.60%
   Other Contracts (Deferred Load, Qualified)             9,285   4.18       38,774    7.55%     1.25%       8.60%
   Other Contracts (Non-Qualified)                      115,107   4.44      510,885    7.55%     0.75%       9.15%
   VAriety Plus                                          89,465   2.21      197,613    7.32%     1.55%       8.27%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                        2,702,703  13.00   35,126,796    0.10%     1.40%     -32.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                        1,460,168  17.42   25,438,627    0.19%     1.40%     -21.53%
   Other Contracts (Deferred Load, Non-Qualified)     1,180,647   6.67    7,871,893    0.19%     1.25%     -21.42%
   Other Contracts (Deferred Load, Qualified)             1,375   6.63        9,109    0.19%     1.25%     -21.42%
   Other Contracts (Non-Qualified)                      157,356   7.32    1,151,303    0.19%     0.75%     -21.02%
   VAriety Plus                                         166,517   3.40      566,423    0.23%     1.55%     -21.65%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                          543,214  11.21    6,091,798    6.34%     1.40%       5.43%
   VAriety Plus                                          69,816   2.22      154,680    6.04%     1.55%       5.27%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                        5,717,703   8.46   48,378,015    0.06%     1.40%      -7.13%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                          723,757   9.14    6,618,749    3.70%     1.40%       2.23%
   Other Contracts (Deferred Load, Non-Qualified)       555,731   2.62    1,454,602    3.48%     1.25%       2.39%
   Other Contracts (Deferred Load, Qualified)             1,952   2.62        5,109    3.48%     1.25%       2.39%
   Other Contracts (Non-Qualified)                      318,635   2.88      917,237    3.48%     0.75%       2.90%
   VAriety Plus                                         112,139   1.79      201,051    0.12%     1.55%       2.08%
Van Kampen LIT Strategic Stock Portfolio - Class I
   GENERATIONS                                        1,672,410   6.13   10,256,733    2.00%     1.40%      -0.33%
   Platinum Investor                                    168,076   9.43    1,585,615    1.62%     1.35%      -0.28%
Van Kampen Reserve Fund
   Other Contracts                                      360,911   4.16    1,501,510    3.33%     0.75%       2.64%
WM VT Balanced Portfolio
   WM Advantage                                      36,886,212   1.13   41,820,702    1.73%     1.40%      -1.27%
   WM Strategic Asset Manager                        40,969,356   7.39  302,943,112    1.77%     1.40%      -1.27%
WM VT Conservative Balanced Portfolio
   WM Advantage                                         403,206   1.05      423,342    0.88%     1.40%       0.97%
   WM Strategic Asset Manager                         2,351,794   5.48   12,876,874    0.90%     1.40%       0.97%
WM VT Conservative Growth Portfolio
   WM Advantage                                      37,740,782   1.11   41,878,078    3.74%     1.40%      -4.91%
   WM Strategic Asset Manager                        33,856,564   7.73  261,752,914    4.04%     1.40%      -4.91%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                   Investment
                                                 Unit                Income    Expense    Total
Divisions                               Units    Value Net Assets  Ratio (a)  Ratio (b) Return (c)
------------------------------------- ---------- ----- ----------- ---------- --------- ----------
2001 - Continued
WM VT Equity Income Fund
   WM Advantage                          596,076 $1.26 $   749,301    0.77%     1.40%       6.41%
   WM Strategic Asset Manager          3,246,150  6.34  20,589,426    0.86%     1.40%       6.41%
WM VT Flexible Income Portfolio
   WM Advantage                        2,901,986  1.09   3,161,830    1.24%     1.40%       3.37%
   WM Strategic Asset Manager          8,182,975  6.48  53,033,732    1.10%     1.40%       3.37%
WM VT Growth & Income Fund
   WM Advantage                       13,349,740  2.52  33,587,921    0.33%     1.40%      -4.86%
   WM Strategic Asset Manager          9,551,973  5.89  56,287,828    0.34%     1.40%      -4.86%
WM VT Growth Fund
   WM Advantage                       16,431,695  3.11  51,162,056    1.77%     1.40%     -30.04%
   WM Strategic Asset Manager          8,330,605  6.81  56,720,576    1.91%     1.40%     -30.04%
WM VT Income Fund
   WM Advantage                       13,167,849  1.50  19,752,353    1.78%     1.40%       6.57%
   WM Strategic Asset Manager          1,824,298  5.75  10,481,116    1.52%     1.40%       6.57%
WM VT International Growth Fund
   WM Advantage                        8,563,606  1.21  10,361,552    0.70%     1.40%     -18.93%
   WM Strategic Asset Manager            781,328  4.33   3,382,662    0.79%     1.40%     -18.93%
WM VT Mid Cap Stock Fund
   WM Advantage                          859,189  1.28   1,103,595    0.05%     1.40%      10.43%
   WM Strategic Asset Manager            823,143  6.42   5,286,444    0.06%     1.40%      10.43%
WM VT Money Market Fund
   WM Advantage                        6,426,492  1.30   8,362,389    3.76%     1.40%       2.34%
   WM Strategic Asset Manager          3,412,876  5.79  19,777,243    3.25%     1.40%       2.34%
WM VT Short Term Income Fund
   WM Advantage                        7,917,675  1.33  10,551,949    1.57%     1.40%       6.64%
   WM Strategic Asset Manager            520,841  5.92   3,080,949    1.37%     1.40%       6.64%
WM VT Small Cap Growth Fund
   WM Advantage                        8,841,767  2.19  19,370,950    0.00%     1.40%     -13.95%
   WM Strategic Asset Manager          1,240,993  6.73   8,355,704    0.00%     1.40%     -13.95%
WM VT Strategic Growth Portfolio
   WM Advantage                        2,014,342  1.05   2,112,345    2.93%     1.40%      -7.56%
   WM Strategic Asset Manager         11,050,599  8.46  93,454,818    3.33%     1.40%      -7.56%
WM VT U.S. Government Securities Fund
   WM Advantage                       11,459,193  1.46  16,709,693    1.46%     1.40%       6.29%
   WM Strategic Asset Manager          3,747,398  5.86  21,977,545    1.09%     1.40%       6.29%
WM VT West Coast Equity Fund
   WM Advantage                          867,963  1.28   1,112,160    0.45%     1.40%       5.39%
   WM Strategic Asset Manager          3,331,295  8.29  27,606,576    0.52%     1.40%       5.39%

(a)These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

(b) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Division became an available investment option during the year. For the years ended December 31, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

** Formerly Van Kampen High-Income Corporate Bond Fund.

[LOGO OF PRICEWATERHOUSECOOPERS]

                                                  PricewaterhouseCoopers LLP

                                                  Suite 2900

                                                  1201 Louisiana St.

                                                  Houston TX 77002-5678

                                                  Telephone (713) 356 4000

            Report of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

As discussed in Note 17 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
March 29, 2006

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                    December 31
                                                             -------------------------
                                                                 2005         2004
                                                             ------------ ------------
                                                                            (Restated)
                                                                  (In Thousands)
Assets
Investments:
   Fixed maturity securities, available for sale, at fair
     value (amortized cost - $48,882,647 - 2005;
     $46,684,901--2004)..................................... $ 50,523,762 $ 49,439,233
   Fixed maturity securities, trading, at fair value
     (amortized cost - $148,276 - 2005; $8,946 - 2004)......      148,025       11,512
   Equity securities, available for sale, at fair value
     (cost - $33,457 - 2005; $48,038 - 2004)................       66,361       70,294
   Equity securities, trading, at fair value (cost - $1,000
     - 2005; $1,638 - 2004).................................        1,000        6,374
   Mortgage loans on real estate, net of allowance ($4,679
     - 2005; $4,964 - 2004).................................    3,694,210    3,324,940
   Policy loans.............................................    1,774,872    1,730,819
   Investment real estate...................................       35,595       37,730
   Partnerships.............................................    2,589,696    2,087,804
   Separate account seed money (cost - $64,000 - 2005;
     $39,758 - 2004)........................................       67,000       41,488
   Securities lending collateral............................   15,901,157   13,014,004
   Short-term investments...................................       84,220       62,913
   Derivative assets........................................       13,190       11,077
                                                             ------------ ------------
Total investments...........................................   74,899,088   69,838,188

Cash and cash equivalents...................................      222,192      257,224
Restricted Cash.............................................       17,705       18,647
Investment in ultimate Parent Company (cost - $8,597 in
  2005 and 2004)............................................       55,277       53,203
Notes receivable from affiliates............................      753,666      598,045
Indebtedness from affiliates................................           --       37,019
Accrued investment income...................................      722,214      705,590
Accounts receivable.........................................    1,123,440    1,098,251
Deferred policy acquisition costs/cost of insurance
  purchased.................................................    4,355,356    3,613,153
Other assets................................................      260,813      272,270
Assets held in separate accounts............................   27,162,510   25,537,215
                                                             ------------ ------------
Total assets................................................ $109,572,261 $102,028,805
                                                             ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                    December 31
                                                             -------------------------
                                                                 2005         2004
                                                             ------------ ------------
                                                                            (Restated)
                                                                  (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits................................... $ 10,343,640 $  9,152,754
   Policyholder contract deposits...........................   39,716,124   38,449,523
   Other policy claims and benefits payable.................      238,727      198,769
   Other policyholders' funds...............................    2,762,101    2,513,561
   Federal income taxes.....................................    1,404,000    1,447,288
   Indebtedness to affiliates...............................      234,563      258,953
   Securities lending payable...............................   15,901,157   13,014,004
   Other liabilities........................................    1,328,146    1,245,235
   Derivative liabilities...................................       66,081       57,647
   Liabilities related to separate accounts.................   27,162,510   25,537,215
                                                             ------------ ------------
Total liabilities...........................................   99,157,049   91,874,949

Minority interest...........................................      105,740      102,150

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares
     authorized, issued and outstanding.....................          850          850
   Common stock, $10 par value, 600,000 shares authorized,
     issued and outstanding.................................        6,000        6,000
   Additional paid-in capital...............................    3,627,638    3,619,068
   Accumulated other comprehensive income...................      909,440    1,443,524
   Retained earnings........................................    5,765,544    4,982,264
                                                             ------------ ------------
Total shareholder's equity..................................   10,309,472   10,051,706
                                                             ------------ ------------
Total liabilities, minority interest and shareholder's
  equity.................................................... $109,572,261 $102,028,805
                                                             ============ ============

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Revenues:
   Premiums and other considerations........................ $2,782,785  $2,540,322  $2,362,951
   Net investment income....................................  3,633,886   3,485,349   3,140,035
   Net realized investment gain (losses)....................    (52,851)    (63,437)    (27,902)
   Other....................................................    315,008     288,640     172,763
                                                             ----------  ----------  ----------
Total revenues..............................................  6,678,828   6,250,874   5,647,847
                                                             ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits..................................  1,782,042   1,650,664   1,539,035
   Interest credited........................................  2,163,035   2,063,646   2,039,015
   Operating costs and expenses.............................  1,129,210   1,069,054     897,304
                                                             ----------  ----------  ----------
Total benefits and expenses.................................  5,074,287   4,783,364   4,475,354
                                                             ----------  ----------  ----------
Income before income tax expense............................  1,604,541   1,467,510   1,172,493
                                                             ----------  ----------  ----------
Income tax expense:
   Current..................................................    243,542     124,643     252,425
   Deferred.................................................    137,039     267,475      30,199
                                                             ----------  ----------  ----------
Total income tax expense....................................    380,581     392,118     282,624
                                                             ----------  ----------  ----------
Net income before cumulative effect of accounting change....  1,223,960   1,075,392     889,869

Cumulative effect of accounting change, net of tax..........         --     (16,859)         --
                                                             ----------  ----------  ----------
Net income.................................................. $1,223,960  $1,058,533  $  889,869
                                                             ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                             ------------------------------------
                                                                 2005         2004        2003
                                                             -----------  -----------  ----------
                                                                           (Restated)  (Restated)
                                                                        (In Thousands)
Preferred stock:
   Balance at beginning and end of year..................... $       850  $       850  $      850
                                                             -----------  -----------  ----------
Common stock:
   Balance at beginning and end of year.....................       6,000        6,000       6,000
                                                             -----------  -----------  ----------
Additional paid-in capital:
   Balance at beginning of year, as previously reported.....   3,619,068    3,503,978   3,167,462
   Adjustments (See Note 17)................................          --           --      (4,779)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   3,619,068    3,503,978   3,162,683
   Capital contribution from Parent Company.................       8,570      115,090     341,295
                                                             -----------  -----------  ----------
Balance at end of year......................................   3,627,638    3,619,068   3,503,978

Accumulated other comprehensive income:
   Balance at beginning of year, as previously reported.....   1,443,524    1,116,855     736,299
   Adjustments (See Note 17)................................          --           --     (59,514)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   1,443,524    1,116,855     676,785
   Other comprehensive income (loss)........................    (534,084)     326,669     440,070
                                                             -----------  -----------  ----------
Balance at end of year......................................     909,440    1,443,524   1,116,855

Retained earnings:
   Balance at beginning of year, as previously reported.....   4,982,264    4,224,411   3,289,151
   Adjustments (See Note 17)................................          --           --      46,071
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   4,982,264    4,224,411   3,335,222
   Net income...............................................   1,223,960    1,058,533     889,869
   Dividends paid...........................................    (440,680)    (300,680)       (680)
                                                             -----------  -----------  ----------
Balance at end of year......................................   5,765,544    4,982,264   4,224,411
                                                             -----------  -----------  ----------
Total shareholder's equity.................................. $10,309,472  $10,051,706  $8,852,095
                                                             ===========  ===========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                                2005        2004       2003
                                                             ----------  ---------- ----------
                                                                         (Restated) (Restated)
                                                                      (In Thousands)
Net income.................................................. $1,223,960  $1,058,533 $  889,869
Other comprehensive income (loss):
   Gross change in unrealized gains (losses) on securities,
     after tax (pretax: 2005 - $(599,075); 2004 - $461,126;
     2003 - $602,337).......................................   (582,077)    299,732    391,519
   Reclassification adjustment for (gains) losses included
     in net income..........................................     47,993      26,937     48,551
                                                             ----------  ---------- ----------
   Other comprehensive income (loss)........................   (534,084)    326,669    440,070
                                                             ----------  ---------- ----------
Comprehensive income........................................ $  689,876  $1,385,202 $1,329,939
                                                             ==========  ========== ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                      2005          2004          2003
                                                                  ------------  ------------  ------------
                                                                                 (Restated)    (Restated)
                                                                               (In Thousands)
Operating activities
Net income....................................................... $  1,223,960  $  1,058,533  $    889,869
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Cumulative effect of accounting change, net of tax............           --        16,859            --
   Interest credited on policyholder contracts...................    2,163,035     2,063,646     2,039,015
   Change in accounts receivable.................................      (35,189)      (74,800)     (155,662)
   Change in future policy benefits and other policy claims......     (335,380)   (1,003,487)      210,769
   Amortization of policy acquisition costs and cost of
     insurance purchased.........................................      388,103       320,443       287,848
   Policy acquisition costs deferred.............................     (854,609)     (732,410)     (603,239)
   Change in other policyholders' funds..........................      248,538       308,794       339,326
   Provision for deferred income tax expense.....................      160,107       250,746       222,196
   Depreciation and amortization, including premiums and
     discounts...................................................      188,160       193,670       170,474
   Change in indebtedness to (from) affiliates...................     (142,992)     (181,863)      320,652
   Change in trading securities..................................     (131,000)       51,067       (68,953)
   Change in restricted cash.....................................          942        70,134       (88,781)
   Realized investments (gains) losses...........................       52,851        63,437       286,267
   Other, net....................................................       59,664        64,984       714,462
                                                                  ------------  ------------  ------------
Net cash provided by operating activities........................    2,986,190     2,469,753     4,564,243

Investing activities
Purchases of:
   Fixed maturity and equity securities..........................  (31,593,646)  (27,390,556)  (35,155,231)
   Mortgage loans on real estate.................................     (778,836)     (691,747)     (443,541)
   Other investments.............................................  (21,836,745)  (18,188,518)  (14,902,823)
Sales of:
   Fixed maturity and equity securities..........................   26,780,200    26,942,747    29,702,380
   Other investments.............................................   20,861,183    12,915,557    13,862,846
Redemptions and maturities of:
   Fixed maturity and equity securities..........................    2,892,484     1,735,026     1,792,981
   Mortgage loans on real estate.................................      412,603       307,711       291,851
Sales and purchases of property, equipment, and software, net....       12,425         9,648    (1,056,323)
Change in securities lending collateral..........................   (2,887,153)   (5,765,710)   (1,738,088)
                                                                  ------------  ------------  ------------
Net cash used in investing activities............................   (6,137,485)  (10,125,842)   (7,645,948)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                                 2005         2004         2003
                                                             -----------  -----------  -----------
                                                                           (Restated)   (Restated)
                                                                         (In Thousands)
Financing activities
Net policyholder account deposits...........................   4,948,706    7,332,833    6,780,518
Net policyholder account withdrawals........................  (4,278,916)  (5,296,849)  (5,574,250)
Dividends paid..............................................    (440,680)    (300,680)        (680)
Capital contribution from parent............................          --      115,090      341,295
Change in securities lending payable........................   2,887,153    5,765,710    1,738,088
                                                             -----------  -----------  -----------
Net cash provided by financing activities...................   3,116,263    7,616,104    3,284,971
                                                             -----------  -----------  -----------
Increase (decrease) in cash.................................     (35,032)     (39,985)     203,266
Cash and cash equivalents at beginning of year..............     257,224      297,209       93,943
                                                             -----------  -----------  -----------
Cash and cash equivalents at end of year.................... $   222,192  $   257,224  $   297,209
                                                             ===========  ===========  ===========

Interest paid amounted to approximately $44,952,000, $47,709,000 and $11,298,000 in 2005, 2004 and 2003, respectively. Income taxes paid amounted to approximately $121,904,000, $208,397,000 and $240,802,000 in 2005, 2004 and
2003, respectively.

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2005

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

Effective December 20, 2004, AGL merged with its wholly owned subsidiary, American General International Investments, Inc. ("AGII"), and became the surviving entity. The financial position, operating results and cash flows of AGII have historically been included in the consolidated financial statements of AGL.

The Company operates through two divisions: Life Insurance and Retirement Services. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGES's wholly owned broker-dealer subsidiary American General Securities Incorporated ("AGSI"), also provides support services to certain affiliated insurance companies. The Retirement Services Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                    American General Life Insurance Company

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

We have reclassified certain amounts in our 2004 and 2003 consolidated financial statements to conform to the 2005 presentation. The reclassifications included the presentation of changes in "Securities Lending Collateral" and "Securities Lending Payable" separately as Investing Activities and Financing Activities, respectively, in the Statements of Cash Flows. None of these reclassifications had an effect on consolidated earnings, shareholder's equity or cash flows.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2005.

                    American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income, capital and surplus of the Company at December 31 is as follows:

                                                  2005       2004       2003
                                               ---------- ---------- ----------
                                                        (In Thousands)
Statutory net income.......................... $  637,973 $  567,253 $  134,370
Statutory capital and surplus................. $5,010,153 $4,705,497 $4,066,448

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                    American General Life Insurance Company

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Fixed Maturity and Equity Securities

Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

                    American General Life Insurance Company

2.4 Investments (continued)

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships

Partnerships consist primarily of limited partnerships investments and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. The cost method partnerships are investments in which the Company holds less than a five percent interest. They are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Equity method partnerships are investments in which the Company holds a five percent or more interest and are carried at net asset value. The changes in such net asset values are recorded in earnings through net investment income.

As part of the consolidation of Castle Trust (see Note 9), included in partnerships is an investment in commercial aircraft totaling $935.1 million, net of accumulated depreciation of $117.9 million. These aircraft are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture, to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the years ended December 31, 2005 and 2004 were $52.7 million and $51.3 million, respectively.

                    American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statements of income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities.

At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

2.5 Separate Accounts

Separate Account assets and liabilities represent funds that are separately administered for Variable Annuities and Variable Universal Life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Therefore, the Company's liability for these

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable life products, the assumption for the long-term growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2005        2004
                                                        ----------- -----------
                                                                    (Restated)
                                                            (In Thousands)
Future policy benefits:
   Ordinary life....................................... $ 4,852,453 $ 4,553,987
   Group life..........................................      25,760      26,346
   Life contingent group annuities.....................      85,565      89,228
   Life contingent annuities...........................   4,737,550   3,744,591
   Terminal funding....................................     397,630     401,444
   Accident and health.................................     244,682     337,158
                                                        ----------- -----------
Total.................................................. $10,343,640 $ 9,152,754
                                                        =========== ===========
Policyholder contract deposits:
   Annuities........................................... $33,228,804 $32,463,764
   Corporate-owned life insurance......................     373,848     376,478
   Universal life......................................   6,113,472   5,609,281
                                                        ----------- -----------
Total.................................................. $39,716,124 $38,449,523
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 9.45 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 14.0 percent, grading to zero over a

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves (continued)

period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2005 was 5.39 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statements of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2005.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $56.4 million, $60.8 million and $67.9 million in 2005, 2004 and 2003, respectively, and were included in policyholders' benefits.

                    American General Life Insurance Company

2.12 Income Taxes

For the tax years ending December 31, 2005, 2004 and 2003, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 11). The Company carries all

                    American General Life Insurance Company

2.13 Derivatives (continued)

derivatives in the consolidated balance sheet at fair value. Changes in the fair value of derivatives are reported in realized investment gains and losses.

2.14 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The following VIE activities are not consolidated by the Company under FIN46R:

     i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's financial condition or results of operations.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

At the March meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets--An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning
January 1, 2006.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue
No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what

                    American General Life Insurance Company
rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

                    American General Life Insurance Company

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"), an amendment of SFAS 140 and SFAS
133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operation.

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                 2005       2004       2003
                                              ---------- ---------- ----------
                                                         (Restated) (Restated)
                                                       (In Thousands)
Investment income:
   Fixed maturities.......................... $3,265,962 $3,101,785 $2,859,528
   Equity securities.........................      3,435      8,070     13,148
   Mortgage loans on real estate.............    273,270    229,921    237,745
   Investment real estate....................      9,903     10,265      8,229
   Policy loans..............................    100,787     99,421    105,214
   Other long-term investments...............     32,396     82,767    (57,083)
   Short-term investments....................     28,263     16,697     18,431
                                              ---------- ---------- ----------
Gross investment income......................  3,714,016  3,548,926  3,185,212
Investment expenses..........................     80,130     63,577     45,177
                                              ---------- ---------- ----------
Net investment income........................ $3,633,886 $3,485,349 $3,140,035
                                              ========== ========== ==========

The carrying value of investments that produced no investment income during 2005 was less than 0.3 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    American General Life Insurance Company

During 2005, 2004 and 2003, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2005       2004       2003
                                               ---------  ---------- ----------
                                                          (Restated) (Restated)
                                                        (In Thousands)
Fixed maturities:
   Gross gains................................ $ 204,217  $ 270,273  $ 495,550
   Gross losses...............................  (329,543)  (256,398)  (510,749)
                                               ---------  ---------  ---------
Total fixed maturities........................  (125,326)    13,875    (15,199)
Equity securities.............................    36,727      7,041      2,914
Partnerships..................................    (4,464)   (20,818)    26,358
Derivatives...................................     5,162    (31,852)   (46,583)
Other.........................................    35,050    (31,683)     4,608
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax.........................................   (52,851)   (63,437)   (27,902)
Income tax benefit............................   (18,498)   (22,203)    (9,766)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax......................................... $ (34,353) $ (41,234) $ (18,136)
                                               =========  =========  =========

During 2005, 2004 and 2003, the Company's realized losses included write-downs of $121.6 million, $63.1 million (restated) and $291.7 million (restated), respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

                         Less than 12 Months     12 Months or More           Total
                        ---------------------- --------------------- ----------------------
                                                  (In Thousands)
                           Fair     Unrealized   Fair     Unrealized    Fair     Unrealized
                           Value      Losses     Value      Losses      Value      Losses
                        ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity
  securities........... $15,162,414  $335,958  $1,061,524  $61,193   $16,223,938  $397,151
Equity securities......       2,794       172       1,742    1,476         4,536     1,648
                        -----------  --------  ----------  -------   -----------  --------
   Total............... $15,165,208  $336,130  $1,063,266  $62,669   $16,228,474  $398,799
                        ===========  ========  ==========  =======   ===========  ========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2005 and 2004 were as follows:

                                                            Gross      Gross
                                               Amortized  Unrealized Unrealized    Fair
                                                 Cost        Gain       Loss       Value
                                              ----------- ---------- ---------- -----------
                                                             (In Thousands)
December 31, 2005
-----------------
Fixed maturity securities:
   Corporate securities:.....................
       Investment-grade...................... $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade................   3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities................  12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations...............     175,470     34,052      (677)     208,845
   Foreign governments.......................     750,686     93,689    (6,565)     837,810
   State and political subdivisions..........   3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds......................      83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks...............      53,808     13,196        --       67,004
                                              ----------- ---------- ---------  -----------
Total fixed maturity securities.............. $48,882,647 $2,038,266 $(397,151) $50,523,762
                                              =========== ========== =========  ===========
Equity securities............................ $    33,457 $   34,552 $  (1,648) $    66,361
                                              =========== ========== =========  ===========
Separate account seed money.................. $    64,000 $    3,000 $      --  $    67,000
                                              =========== ========== =========  ===========
Investment in ultimate Parent Company........ $     8,597 $   46,680 $      --  $    55,277
                                              =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                                           Gross      Gross
                                                              Amortized  Unrealized Unrealized    Fair
                                                                Cost        Gain       Loss       Value
                                                             ----------- ---------- ---------- -----------
                                                                               Restated
                                                                            (In Thousands)
December 31, 2004
-----------------
Fixed maturity securities:
   Corporate securities:....................................
       Investment-grade..................................... $27,204,193 $2,139,206 $ (63,416) $29,279,983
       Below investment-grade...............................   2,979,378    209,999   (31,897)   3,157,480
   Mortgage-backed securities...............................  12,575,337    296,349   (38,749)  12,832,937
   U.S. government obligations..............................     214,984     31,887      (834)     246,037
   Foreign governments......................................     411,263     46,495      (207)     457,551
   State and political subdivisions.........................   3,188,957    184,295   (24,610)   3,348,642
   Collateralized bonds.....................................      59,077        160    (2,798)      56,439
   Redeemable preferred stocks..............................      51,712      9,055      (603)      60,164
                                                             ----------- ---------- ---------  -----------
Total fixed maturity securities............................. $46,684,901 $2,917,446 $(163,114) $49,439,233
                                                             =========== ========== =========  ===========
Equity securities........................................... $    48,038 $   24,776 $  (2,520) $    70,294
                                                             =========== ========== =========  ===========
Separate account seed money................................. $    39,758 $    1,735 $      (5) $    41,488
                                                             =========== ========== =========  ===========
Investment in ultimate Parent Company....................... $     8,597 $   44,606 $      --  $    53,203
                                                             =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2005 were as follows:

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Gross unrealized gains...................................... $2,122,498  $2,988,563  $2,635,838
Gross unrealized losses.....................................   (398,799)   (165,639)   (371,145)
DPAC and other fair value adjustments.......................   (316,972)   (587,095)   (537,304)
Deferred federal income taxes...............................   (497,287)   (792,305)   (610,534)
                                                             ----------  ----------  ----------
Net unrealized gains on securities.......................... $  909,440  $1,443,524  $1,116,855
                                                             ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2005 were as follows:

                                                                                  2005
                                                                         -----------------------
                                                                          Amortized    Market
                                                                            Cost       Value
                                                                         ----------- -----------
                                                                             (In Thousands)
Fixed maturity securities, excluding mortgage-backed securities:
   Due in one year or less.............................................. $   846,359 $   858,504
   Due after one year through five years................................   4,130,131   4,329,861
   Due after five years through ten years...............................  11,538,141  11,863,561
   Due after ten years..................................................  19,735,384  20,853,384
Mortgage-backed securities..............................................  12,632,632  12,618,452
                                                                         ----------- -----------
Total fixed maturity securities......................................... $48,882,647 $50,523,762
                                                                         =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.5 billion, $28.7 billion and $31.5 billion, during 2005, 2004 and 2003, respectively.

At December 31, 2005, $46.3 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2005 and 2004:

                                       Outstanding   Percent of     Percent
                                         Amount        Total     Nonperforming
                                      -------------  ----------  -------------
                                      (In Millions)
December 31, 2005
Geographic distribution:
   South Atlantic....................        $  862        23.3%           0.0%
   Pacific...........................           722        19.5            0.0
   Mid-Atlantic......................           854        23.1            0.0
   East North Central................           395        10.7            8.9
   Mountain..........................           130         3.5            0.0
   West South Central................           235         6.4            0.0
   East South Central................           202         5.5            0.0
   West North Central................           105         2.8           21.6
   New England.......................           172         4.7            0.0
   Canada............................            22          .6            0.0
Allowance for losses.................            (5)       (0.1)           0.0
                                             ------       -----
Total................................        $3,694       100.0%           2.1%
                                             ======       =====
Property type:
   Office............................        $1,437        38.9%           5.6%
   Retail............................         1,044        28.3            0.2
   Industrial........................           426        11.4            0.0
   Apartments........................           520        14.1            0.0
   Hotel/motel.......................            66         1.8            0.0
   Other.............................           206         5.6            0.0
Allowance for losses.................            (5)       (0.1)           0.0
                                             ------       -----
Total................................        $3,694       100.0%           2.1%
                                             ======       =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                       Outstanding   Percent of     Percent
                                         Amount        Total     Nonperforming
                                      -------------  ----------  -------------
(Restated)
                                      (In Millions)
December 31, 2004
Geographic distribution:
   South Atlantic....................        $  741        22.3%           0.0%
   Pacific...........................           572        17.2            0.0
   Mid-Atlantic......................           681        20.5            2.1
   East North Central................           391        11.8            7.5
   Mountain..........................           174         5.2            0.0
   West South Central................           227         6.8            0.0
   East South Central................           246         7.4            0.0
   West North Central................           105         3.2           10.4
   New England.......................           170         5.1            0.0
   Canada............................            23         0.7            0.0
Allowance for losses.................            (5)       (0.2)           0.0
                                             ------       -----
Total................................        $3,325       100.0%           1.6%
                                             ======       =====
Property type:
   Office............................        $1,295        38.9            3.5%
   Retail............................           952        28.6            0.0
   Industrial........................           419        12.6            0.0
   Apartments........................           425        12.8            0.0
   Hotel/motel.......................            54         1.6           15.4
   Other.............................           185         5.6            0.0
Allowance for losses.................            (5)       (0.1)           0.0
                                             ------       -----
Total................................        $3,325         100%           1.6%
                                             ======       =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Balance at January 1........................................ $3,288,233  $2,933,067  $2,779,562
   Capitalization...........................................    854,609     728,087     598,665
   Accretion of interest/amortization.......................   (377,957)   (280,198)   (327,341)
   Effect of unrealized (gains) losses on securities........    259,223     (80,598)   (131,753)
   Effect of realized (gains) losses on securities..........     (4,650)    (12,125)     13,934
                                                             ----------  ----------  ----------
Balance at December 31...................................... $4,019,457  $3,288,233  $2,933,067
                                                             ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2005, DAC amortization was increased by $16 million due to the unlocking of future assumptions on variable universal life products to reflect a refinement of assumptions made necessary due to shifting product mix.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31, were as follows:

                                                               2005      2004      2003
                                                             --------  --------  --------
                                                                    (In Thousands)
Balance at January 1........................................ $324,920  $338,520  $351,600
   Deferral of renewal commissions..........................        0     3,623     5,274
   Accretion of interest/amortization.......................   (9,561)  (30,316)   15,612
   Effect of unrealized (gains) losses on securities........   23,672    12,725   (33,966)
   Effect of realized (gains) losses on securities..........   (3,132)      368        --
                                                             --------  --------  --------
Balance at December 31...................................... $335,899  $324,920  $338,520
                                                             ========  ========  ========

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $15.3 million, $12.8 million, $12.2 million, $11.2 million, and $8.8 million, respectively.

                    American General Life Insurance Company

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2005 were as follows:

                                                          2005         2004
                                                      -----------  -----------
Return of Net Deposits Plus a Minimum Return                (In Millions)
Account value........................................ $   45, 297  $    43,750
Net amount at risk /(a)/.............................       1,801        2,199
Average attained age of contract holders.............          54           54
Range of guaranteed minimum return rates.............  0.00%-3.00%  0.00%-3.00%

   /(a)/ Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                                  2005   2004
                                                                  ----   ----
                                                                  (In Millions)
Balance at January 1 /(b)/....................................... $ 10   $ 13
Guaranteed benefits incurred.....................................    5      8
Guaranteed benefits paid.........................................   (8)   (11)
                                                                   ----   ----
Balance at December 31........................................... $  7   $ 10
                                                                   ====   ====

   /(b)/ Included in the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and December 31, 2004:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 70% to 87.5% of the 1983a table.

  .   Lapse rates vary by contract type and duration and range from 5% to 25%.

  .   The discount rate was 3% to 8%.

                    American General Life Insurance Company

6. Other Assets

Other assets consisted of the following:

                                                              December 31
                                                             2005     2004
                                                           -------- --------
                                                            (In Thousands)
Goodwill.................................................. $ 39,765 $ 39,780
Computer software, net....................................   96,184  104,114
Accounts receivable from brokers, net.....................   14,582   29,437
Prepaid expenses..........................................   39,304   36,605
Property and equipment, net...............................   45,366   49,594
Other.....................................................   25,612   12,740
                                                           -------- --------
Total other assets........................................ $260,813 $272,270
                                                           ======== ========

7. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $177.2 million has been paid as of December 31, 2005. The remaining balance has been released during 2005.

8. Federal Income Taxes

8.1 Tax Liabilities

Income tax liabilities were as follows:

                                                           December 31
                                                         2005       2004
                                                      ---------- ----------
                                                                 (Restated)
                                                          (In Thousands)
Current tax receivables.............................. $   14,032 $  (98,435)
Net deferred tax liabilities.........................  1,389,968  1,545,723
                                                      ---------- ----------
   Income tax payable................................ $1,404,000 $1,447,288
                                                      ========== ==========

                    American General Life Insurance Company

8.1 Tax Liabilities (continued)

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                         2005        2004
                                                      ----------  ----------
                                                                  (Restated)
                                                          (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs................. $1,236,446  $  997,168
   Basis differential of investments.................    215,648     280,839
   Net unrealized gains on debt and equity
     securities available for sale...................    497,287     792,305
   Capitalized EDP...................................     24,144      26,599
   Prepaid expenses..................................     12,814      12,803
   Other.............................................    143,258      54,548
                                                      ----------  ----------
Total deferred tax liabilities.......................  2,129,597   2,164,262

Deferred tax assets applicable to:
   Policy reserves...................................   (713,177)   (581,827)
   Other.............................................    (26,452)    (36,712)
                                                      ----------  ----------
Total deferred tax assets............................   (739,629)   (618,539)
                                                      ----------  ----------
Net deferred tax liabilities......................... $1,389,968  $1,545,723
                                                      ==========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2004, the Company had approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                    American General Life Insurance Company

8.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                                2005       2004        2003
                                                             ---------  ----------  ----------
                                                                        (Restated)  (Restated)
                                                                       (In Thousands)
Income tax at statutory percentage of GAAP pretax income.... $ 561,589    $513,629    $410,373
Non-conventional fuel source credits........................  (142,767)    (96,202)    (93,655)
Dividends received deduction................................   (28,583)    (19,828)    (18,632)
Prior year corrections......................................   (10,989)     (8,241)     (3,225)
Other credits, taxes and settlements........................     1,331       2,760     (12,237)
                                                             ---------    --------    --------
Income tax expense.......................................... $ 380,581    $392,118    $282,624
                                                             =========    ========    ========

For the tax years ending December 31, 2005, 2004 and 2003, the Company was included in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

9. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                                              December 31, 2005    December 31, 2004
                                                             -------------------- --------------------
                                                             Par Value Book Value Par Value Book Value
                                                             --------- ---------- --------- ----------
                                                                          (In Thousands)
American General Corporation, 9.375%, due 2008.............. $  4,725   $  4,091  $  4,725   $  3,932
Transatlantic Holdings Inc., Promissory notes, 5.75%, due
  2015......................................................  164,000    163,202        --         --
AGC Life, Promissory notes, 5.02%, due 2010.................  116,000    116,000   116,000    116,000
American General Corporation, Promissory notes, 4.79%, due
  2006......................................................  415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%, due 2026.........   41,453     41,449    45,990     46,971
Castle Trust 2, Asset backed notes, 8.26%, due 2026.........   13,929     13,924    14,497     16,142
                                                             --------   --------  --------   --------
Total notes receivable from affiliates...................... $755,107   $753,666  $596,212   $598,045
                                                             ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $66.9 million, $67.5 million and $54.4 million for such services in 2005, 2004 and 2003, respectively. Accounts payable for such services at December 31, 2005 and 2004 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $329.2 million, $337.0 million and $311.4 million for such services and rent in 2005, 2004 and 2003, respectively. Accounts receivable for rent and services at December 31, 2005 and 2004 were not material.

                    American General Life Insurance Company

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $345,000 at December 31, 2005 and $295,000 at December 31, 2004. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and it was agreed that the reserve established under these contracts would not exceed $300 million without the consent of the Department. As of December 31, 2005, the reserves recorded by AIGC, related to these contracts, totaled $231 million. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contract holders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2005, 2004 and 2003.

10. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                    American General Life Insurance Company

11. Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to swaps, currency swaps, S&P 500 index options and treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                  Economically Hedged Item
---------------------                  -------------------------------------
Interest rate and currency swaps       Private placement bonds
S&P index options                      Equity-indexed policy liabilities on
                                         certain universal life and annuity
                                         policies
Treasury note and long bond futures    Bonds purchased for short-term
                                         (trading) purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC)- traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

                    American General Life Insurance Company

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                       2005      2004
                                                      ------  ----------
                                                              (Restated)
                                                         (In Millions)
Interest rate swap agreements:
   Notional amount................................... $1,320      $1,419
   Fair value........................................     (6)          4
Currency swap agreements:
   Notional amount...................................    602         360
   Fair Value........................................    (57)        (58)

                    American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                                       2005           2004
                                                  -------------- --------------
                                                           Fair           Fair
                                                  Notional Value Notional Value
                                                  -------- ----- -------- -----
                                                          (In Millions)
Calls:
   One-year (or less) contracts..................     $310   $10     $100    $6
   Two-year contracts............................       32     3       13     1

11.5 Futures

The Company purchases and sells short futures (treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter-end with mark to market adjustments recognized currently in earnings.

12. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

                    American General Life Insurance Company

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                               2005               2004
                                         ---------------- ---------------------
                                          Fair   Carrying    Fair     Carrying
                                          Value   Amount    Value      Amount
                                         ------- -------- ---------- ----------
                                                          (Restated) (Restated)
                                                     (In Millions)
Assets
Fixed maturity and equity securities.... $50,739 $50,739   $49,527    $49,527
Mortgage loans on real estate...........   4,841   3,694     3,532      3,325
Policy loans............................   1,823   1,775     1,777      1,731
Short-term investments..................      84      84        63         63
Derivative assets.......................      13      13        11         11
Partnerships............................   2,590   2,590     2,088      2,088
Separate account seed money.............      67      67        41         41
Investment in ultimate Parent Company...      55      55        53         53
Notes receivable from affiliates........     754     754       598        598
Securities lending collateral...........   9,743   9,743     9,286      9,286
Assets held in separate accounts........  27,163  27,163    25,537     25,537

Liabilities
Investment contracts....................  32,512  34,556    30,792     33,591
Dividend accumulations..................     898     898       904        904
Derivative liabilities..................      66      66        58         58
Securities lending payable..............   9,743   9,743     9,286      9,286
Liabilities related to separate accounts  27,163  27,163    25,537     25,537

The following methods and assumptions were used to estimate the fair value of financial instruments:

Fixed Maturity and Equity Securities

Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                    American General Life Insurance Company

Fair values for equity securities was based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in Ultimate Parent Company

The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

Assets and Liabilities Related to Separate Accounts

The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair values for derivative assets and liabilities were based upon quoted market prices received from AIG Financial Products Corp, an affiliated financial products company, and independent sources.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Notes Receivable from Affiliates

Fair values of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $650.1 million of unfunded commitments for its investments in limited partnerships at December 31, 2005.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2005 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance

                    American General Life Insurance Company

Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended to extend the commitment termination date to October 28, 2005. The Company has received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2005, the commitment was amended to extend the termination date to October 27, 2006. No loans were funded during 2005 or 2004.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $447 million of synfuel tax credits through December 31, 2005. One of the conditions a taxpayer must meet to qualify for coal synfuel tax credits is that the synfuel production facility must have been "placed in service" before July 1, 1998. On July 1, 2005, Internal Revenue Service (IRS) field agents issued notices of proposed adjustment to the LLCs proposing to disallow all of the credits taken by the LLCs during the years 2001 through 2003. The IRS field agents subsequently conceded that one of the facilities was timely placed in service, but contended that none of the other underlying production facilities were placed in service by the statutory deadline. On October 3, 2005, IRS field agents issued 60-day letters to the LLCs proposing to disallow the tax credits taken with respect to synfuel sales by the remaining five production facilities. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

                    American General Life Insurance Company

Tax credits generated from the production and sale of synthetic fuel under section 29 of the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. Although AGL cannot predict the future price of domestic crude oil for the years 2006 and 2007 (the final years the tax credits are available), AGL does not expect the phase-out provision to affect tax credits generated in 2005. AIG has also entered into hedges designed to mitigate a portion of its future exposure to a sustained high price of oil. However, no assurance can be given as to the effectiveness of the hedging in actually reducing such exposure or whether such hedging will continue.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, are 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). Under the agreement with AGAC, the company remains liable for any credit losses arising from uncollectible amounts from the third party reinsurers, including the Company's 50% pool participant. During 2005 and 2004, the Company recorded charges of $0.0 million and $20.7 million, respectively, related to such uncollectible amounts. Reinsurance recoverables included in these financial statements related to the workers' compensation business were $58.8 million and $62.0 million at December 31, 2005 and 2004, respectively. While not included in these financial statements, the Company is contingently liable for losses incurred by its 50% pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company

                    American General Life Insurance Company
will need to obtain permission from the SEC to continue to provide its variable annuities and variable universal life products. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

                    American General Life Insurance Company

14. Reinsurance

Reinsurance transactions for the years ended December 31, 2005, 2004 and 2003 were as follows:

                                                                                            Percentage
                                                     Ceded to    Assumed From               of Amount
                                                       Other        Other                    Assumed
                                      Gross Amount   Companies    Companies     Net Amount    to Net
                                      ------------ ------------  ------------  ------------ ----------
                                                         (In Thousands)
December 31, 2005
Life insurance in force.............. $502,899,091 $408,690,675    $3,081,688  $ 97,290,104       3.17%
                                      ============ ============    ==========  ============
Premiums:
   Life insurance and annuities......    3,200,493      456,696        14,397     2,758,194       0.52%
   Accident and health insurance.....       25,590        2,926         1,927        24,591       7.84%
                                      ------------ ------------    ----------  ------------
Total premiums....................... $  3,226,083 $    459,622    $   16,324  $  2,782,785       0.59%
                                      ============ ============    ==========  ============
December 31, 2004
Life insurance in force.............. $410,133,222 $314,611,320    $2,814,650  $ 98,336,552       2.86%
                                      ============ ============    ==========  ============
Premiums:
   Life insurance and annuities......    2,903,136      395,625         9,307     2,516,818       0.37%
   Accident and health insurance.....       25,374        2,999         1,129        23,504       4.80%
                                      ------------ ------------    ----------  ------------
Total premiums....................... $  2,928,510 $    398,624    $   10,436  $  2,540,322       0.41%
                                      ============ ============    ==========  ============
December 31, 2003
Life insurance in force.............. $314,862,729 $211,992,953    $2,628,269  $105,498,045       2.49%
                                      ============ ============    ==========  ============
Premiums:
   Life insurance and annuities......    2,638,355      305,828         6,641     2,339,168       0.28%
   Accident and health insurance.....       24,827       (6,252)       (7,296)       23,783     -30.68%
                                      ------------ ------------    ----------  ------------
Total premiums....................... $  2,663,182 $    299,576    $     (655) $  2,362,951      -0.04%
                                      ============ ============    ==========  ============

Reinsurance recoverable on paid losses was approximately $44.7 million, and $47.5 million, at December 31, 2005 and 2004, respectively. Reinsurance recoverable on unpaid losses was approximately $114.5 million, and $77.7 million at December 31, 2005 and 2004, respectively.

                    American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"). The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life.

The Company paid $440 million, $300 million and $0 million in dividends on common stock to the Parent Company in 2005, 2004 and 2003, respectively. The Company also paid $680,000 in dividends on preferred stock to the Parent Company in 2005, 2004 and 2003.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2005, approximately $9.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.3 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

16. Division Operations

16.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

16.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                                     Revenues                   Income Before Taxes                  Earnings
                          ------------------------------  ------------------------------  ------------------------------
                           2005      2004        2003      2005      2004        2003      2005      2004        2003
                          ------  ----------  ----------  ------  ----------  ----------  ------  ----------  ----------
                                  (Restated)  (Restated)          (Restated)  (Restated)          (Restated)  (Restated)
                                                                   (In Millions)
Retirement Services...... $2,571      $2,464      $2,188  $1,110      $1,043      $  781  $  758      $  698        $523
Life Insurance...........  4,161       3,850       3,488     547         488         419     500         401         385
                          ------      ------      ------  ------      ------      ------  ------      ------        ----
Total divisions..........  6,732       6,314       5,676   1,657       1,531       1,200   1,258       1,099         908
Realized investment
gains (losses)...........    (53)        (63)        (28)    (53)        (63)        (28)    (34)        (41)        (18)
                          ------      ------      ------  ------      ------      ------  ------      ------        ----
Total consolidated....... $6,679      $6,251      $5,648  $1,604      $1,468      $1,172  $1,224      $1,058        $890
                          ======      ======      ======  ======      ======      ======  ======      ======        ====

                    American General Life Insurance Company

16.2 Division Results (continued)

Division balance sheet information was as follows:

                                            Assets           Liabilities
                                      ------------------- ------------------
                                                   December 31
                                      --------------------------------------
                                        2005      2004     2005      2004
                                      -------- ---------- ------- ----------
                                               (Restated)         (Restated)
                                                  (In Millions)
Retirement Services.................. $ 70,603  $68,087   $65,608  $63,087
Life Insurance.......................   32,811   30,214    27,391   25,060
                                      --------  -------   -------  -------
Total consolidated................... $103,414  $98,301   $92,999  $88,147
                                      ========  =======   =======  =======

17. Restatement of Previously Issued Financial Statements

In February 2005, AIG's management initiated an internal review of AIG's books and records. As a result of the internal review, AIG concluded that the accounting for certain transactions needed to be restated in its 2004 Annual Report on Form 10-K. In November 2005, AIG announced that it had identified additional items that would require restatement. The Company had activity in certain of the transaction types identified for accounting restatement. Due to the significance of such items to the Company's net income in the years ended December 31, 2004 and 2003, the Company has restated the consolidated financial statements as of December 31, 2004 and for the years ended December 31, 2004 and 2003. Relevant disclosures have been restated in footnotes 2, 3, 4, 8, 11, 12 and 16 due to the effects of the restatements discussed below. The following provides detail of the significant accounting adjustments included in the restatement of the Company's consolidated financial statements.

Dollar Roll Transactions. The Company enters into dollar roll transactions with third parties designed to enhance the return on the Company's mortgage-backed securities ("MBS") portfolio. In a dollar roll transaction, the Company agrees to sell a pool of MBSs and simultaneously agrees to repurchase substantially the same securities at a later date, typically in one month. The

                    American General Life Insurance Company

Company had previously accounted for these transactions as collateralized financings under SFAS 140. Even though the Company had received collateral sufficient to fund substantially all of the cost of purchasing identical replacement securities at the time of transfer, the Company was not fully protected during the term of the contract to replace the asset in the event that the transferee defaulted. Accordingly, the Company should not have accounted for these transactions as financings, but rather as derivatives with mark-to-market changes reflected in earnings.

Accounting for Derivatives. The Company enters into derivative contracts principally to hedge interest rate risk and foreign currency risk associated with certain investment securities and to hedge the index-based exposures inherent in the Company's equity-indexed annuity and universal life products. Such derivative transactions include interest rate swaps, cross currency swaps and S&P Index options which are generally executed through an affiliated counterparty. Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") requires that derivatives used for hedging must be executed with an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company has determined that in many cases its derivatives did not meet these hedging requirements. As a result, the accompanying consolidated financial statements have been restated to reclassify changes in fair value of derivatives from other comprehensive income to net realized investment gains (losses). The Company continues to believe that such hedging activities have been and remain economically effective.

Accounting for Limited Partnerships. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to properly reflect its ownership in certain limited partnerships, which included an entry to the statement of income to record the cumulative amount of equity in earnings that had not been recorded in prior years. The accompanying consolidated financial statements have been restated to include the equity in earnings from these partnerships for the years ended December 31, 2004 and 2003 in the respective year's statement of income, and to record other miscellaneous corrections to accounting for various partnerships, including a mark-to-market adjustment on limited partnerships accounted for under the cost method.

Term Insurance Reserves and Deferred Acquisition Costs ("DAC"). In 2004, the Company converted its term policies, written primarily in 2003 and 2004, to a new administrative system. During the conversion, the Company determined that certain errors existed in the mortality factors used in its reserve calculations and that certain deferrable agent commissions had been erroneously omitted from its DAC calculations during 2003. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to

                    American General Life Insurance Company
its recorded reserves and DAC for these matters. The accompanying consolidated financial statements have been restated to include these corrections in the period ended December 31, 2003.

Other Adjustments. Other restatement adjustments include impairments to reflect other-than-temporary declines in the value of certain available-for-sale securities as of the respective balance sheet dates, the release of credit reserves for mortgage loans and accrued interest on debt securities which were determined to be incorrect under GAAP, corrections of errors in reserves and deferred acquisition costs, and other miscellaneous corrections and reclassifications. In addition, corrections to additional paid-in capital related to the incorrect recording of two unrelated capital transactions, primarily occurring prior to 2003, were made as part of the restatement.

The effect of all accounting restatement adjustments on the Company's consolidated statements of income was as follows:

                                                        Increase (Decrease) for
                                                           Years Ended and at
                                                               December 31,
                                                        ---------------------
                                                            2004         2003
                                                        ------------   -------
                                                              (in millions)
Pretax income before cumulative effect of
  accounting change:
   Dollar roll transactions............................         $ 15     $ (87)
   Derivatives.........................................          (35)      (50)
   Limited partnerships................................           33       (10)
   Term reserves and DAC...............................          (32)       32
   Other...............................................          (18)       (1)
                                                        ------------   -------
       Total effect on pretax income before
         cumulative effect of accounting change........         $(37)    $(116)
                                                        ============   =======
Net income:
   Dollar roll transactions............................         $ 10     $ (56)
   Derivatives.........................................          (23)      (33)
   Limited partnerships................................           21        (7)
   Term reserves and DAC...............................          (21)       21
   Other...............................................          (17)        3
                                                        ------------   -------
       Total effect on net income......................         $(30)    $ (72)
                                                        ============   =======

                    American General Life Insurance Company

A summary of the restatement adjustments and their effect on line items in the consolidated financial statements is as follows:

As of and for the year ended December 31, 2004:

                                                             As previously
                                                               reported      Adjustments   As restated
                                                             -------------  -------------  -----------
                                                                            (In millions)
Consolidated Balance Sheet
--------------------------
   Fixed maturity securities, available for sale............       $49,436           $  3      $49,439
   Mortgage loans on real estate............................         3,325             --        3,325
   Partnerships.............................................         2,092             (4)       2,088
   Accounts receivable......................................         1,108            (10)       1,098
   Deferred policy acquisition costs/cost of insurance
     purchased..............................................         3,617             (4)       3,613
   Total assets.............................................        98,316            (15)      98,301
   Future policy benefits...................................         9,156             (3)       9,153
   Policyholder contract deposits...........................        38,439             11       38,450
   Federal income taxes.....................................         1,443              4        1,447
   Other liabilities........................................         1,256            (11)       1,245
   Total liabilities........................................        88,146              1       88,147
   Additional paid-in capital...............................         3,624             (5)       3,619
   Accumulated other comprehensive income...................         1,399             45        1,444
   Retained earnings........................................         5,038            (56)       4,982
   Total shareholder's equity...............................        10,068            (16)      10,052
   Total liabilities and shareholder's equity...............        98,316            (15)      98,301

Consolidated Statement of Income
--------------------------------
   Net investment income....................................         3,557            (72)       3,485
   Net realized investment gains (losses)...................          (158)            95          (63)
   Other revenues...........................................           289             --          289
   Policyholder benefits....................................         1,626             25        1,651
   Operating costs and expenses.............................         1,035             34        1,069
   Pretax income before cumulative effect of accounting
     change.................................................         1,504            (36)       1,468
   Income tax expense.......................................           399             (7)         392
   Net income (loss)........................................         1,089            (30)       1,059

                    American General Life Insurance Company

As of and for the year ended December 31, 2004:

                                                             As previously
                                                               reported      Adjustments   As restated
                                                             -------------  -------------  -----------
                                                                            (In millions)
Consolidated Statement of Shareholder's Equity
----------------------------------------------
   Additional paid-in capital...............................
       Beginning balance....................................      $  3,507           $ (3)    $  3,504
       Capital contribution from Parent.....................           117             (2)         115
       Ending balance.......................................         3,624             (5)       3,619
   Accumulated comprehensive income.........................
       Beginning balance....................................         1,098             19        1,117
       Other comprehensive income...........................           301             26          327
       Ending balance.......................................         1,399             45        1,444
   Retained earnings........................................
       Beginning balance....................................         4,250            (26)       4,224
       Net income...........................................         1,089            (30)       1,059
       Ending balance.......................................         5,038            (56)       4,982
   Total shareholder's equity...............................        10,068            (16)      10,052

Consolidated Statement of Cash Flows
------------------------------------
   Net income...............................................         1,089            (30)       1,059
   Interest credited to policyholders.......................         2,064              3        2,067
   Change in accounts receivable............................           (85)            10          (75)
   Change in future policy benefits and other policy claims.        (1,018)            11       (1,007)
   Amortization of policy acquisition costs and cost of
     insurance purchased....................................           311              9          320
   Policy acquisition costs deferred........................          (758)            26         (732)
   Provision for deferred income tax expense................           256             (5)         251
   Accounts payable to brokers..............................           (73)            73           --
   Realized investment losses (gains).......................           158            (95)          63
   Other, net...............................................           (10)            75           65
   Net cash provided by operating activities................         2,393             77        2,470
   Purchases of fixed maturities and equity securities......       (27,374)           (17)     (27,391)
   Sales of fixed maturities and equity securities..........        27,002            (59)      26,943
   Change in securities lending collateral..................            --              5            5
   Net cash used in investing activities....................        (4,285)           (70)      (4,355)
   Capital contribution from Parent.........................           117             (2)         115
   Change in securities lending payable.....................            --             (5)          (5)
   Net cash provided by financing activities................         1,852             (7)       1,845

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                             As previously
                                                               reported      Adjustments   As restated
                                                             -------------  -------------  -----------
                                                                            (In millions)
Consolidated Statement of Income
--------------------------------
   Premiums and other considerations........................        $2,404          $ (41)      $2,363
   Net investment income....................................         3,289           (149)       3,140
   Realized investment gains (losses).......................           (57)            29          (28)
   Other revenues...........................................           176             (3)         173
   Policyholder benefits....................................         1,545             (6)       1,539
   Operating costs and expenses.............................           940            (43)         897
   Pretax income before cumulative effect of accounting
     change.................................................         1,288           (116)       1,172
   Income tax expense.......................................           327            (44)         283
   Net income (loss)........................................           962            (72)         890

Consolidated Statement of Shareholder's Equity
----------------------------------------------
   Additional paid-in capital...............................
       Beginning balance....................................         3,167             (4)       3,163
       Capital contribution from parent.....................           340              1          341
       Ending balance.......................................         3,507             (3)       3,504
   Accumulated comprehensive income.........................
       Beginning balance....................................           736            (59)         677
       Other comprehensive income...........................           361             79          440
       Ending balance.......................................         1,098             19        1,117
   Retained earnings........................................
       Beginning balance....................................         3,289             46        3,335
       Net income...........................................           962            (72)         890
       Ending balance.......................................         4,250            (26)       4,224
   Total shareholder's equity...............................         8,862            (10)       8,852

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                                As previously
                                                                  reported      Adjustments   As restated
                                                                -------------  -------------  -----------
                                                                               (In millions)
Consolidated Statement of Cash Flows
------------------------------------
   Net income..................................................      $    962          $ (72)    $    890
   Interest credited to policyholders..........................         2,039              4        2,043
   Change in future policy benefits and other policy claims....           216             (9)         207
   Amortization of policy acquisition costs and cost of
     insurance purchased.......................................           311            (23)         288
   Policy acquisition costs deferred...........................          (584)           (19)        (603)
   Provision for deferred income tax expense...................           268            (46)         222
   Accounts payable to brokers.................................          (614)           614           --
   Realized investment (gains) losses..........................           315            (29)         286
   Other, net..................................................           522            192          714
   Net cash provided by operating activities...................         3,952            612        4,564
   Purchase of fixed maturities and equity securities..........       (34,541)          (614)     (35,155)
   Change in securities lending collateral.....................            --              1            1
   Net cash used in investing activities.......................        (5,294)          (613)      (5,907)
   Capital contribution from parent............................           340              1          341
   Change in securities lending payable........................            --             (1)          (1)
   Net cash provided by financing activities...................         1,545              1        1,546

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..............................   2
Statements of Admitted Assets................................   3
Statements of Liabilities, Capital and Surplus...............   4
Statements of Income and Changes in Capital and Surplus......   5
Statements of Cash Flow......................................   6
Notes to Statutory Basis Financial Statements................   7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of American Home Assurance Company;

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP

New York, NY
April 27, 2006

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                            2005         2004
------------------                                                                        -----------   -----------
Cash and Invested Assets:
   Bonds, principally at amortized cost (NAIC Market value: 2005 - $9,798,011;
      2004 - $8,209,551)                                                                  $ 9,663,980   $ 7,994,584
   Stocks:
   Common stocks, at NAIC market value (Cost: 2005 - $1,575,107;
      2004 - $1,374,734)                                                                    3,190,583     2,923,431
   Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $539,993;
      2004 - $436,573)                                                                        542,438       457,594
   Other invested assets, primarily at equity (Cost: 2005 - $2,109,071; 2004 -
      $1,755,421)                                                                           2,261,269     1,822,492
   Securities lending collateral                                                              295,591       125,900
   Short-term investments, at amortized cost (approximates NAIC market value)                  95,534        18,537
   Cash                                                                                        22,494        70,458
   Receivable for securities                                                                  164,069        99,399
                                                                                          -----------   -----------
      TOTAL CASH AND INVESTED ASSETS                                                       16,235,958    13,512,395
                                                                                          -----------   -----------

Investment income due and accrued                                                             234,067       153,754
Agents' balances or uncollected premiums:
   Premiums in course of collection                                                           823,180       614,120
   Premiums and installments booked but deferred and not yet due                            1,383,624     1,152,479
   Accrued retrospective premiums                                                              27,758         7,717
Amounts billed and receivable from high deductible policies                                   315,772       367,174
Reinsurance recoverable on loss payments                                                      399,204       245,992
Funds held by or deposited with reinsurers                                                     23,948       161,437
Deposit accounting assets                                                                   1,336,343     1,638,716
Deposit accounting assets - funds held                                                        432,987       424,685
Federal and foreign income taxes recoverable from parent                                      794,462       575,690
Net deferred tax assets                                                                       308,507       322,785
Equities in underwriting pools and associations                                               577,679       498,433
Electronic data processing equipment, less accumulated depreciation                            93,882        90,770
Receivable from parent, subsidiaries and affiliates                                         1,640,093       430,318
Other admitted assets                                                                         178,400       371,907
                                                                                          -----------   -----------
      TOTAL ADMITTED ASSETS                                                               $24,805,864   $20,568,372
                                                                                          ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                   2005          2004
------------------                                               -----------   -----------
                         Liabilities

Reserves for losses and loss adjustment expenses                 $11,620,078   $ 9,357,799
Unearned premiums                                                  4,334,485     4,136,808
Commissions, premium taxes, and other expenses payable               118,273       140,332
Reinsurance payable on paid loss and loss adjustment expenses        145,544       259,375
Funds held by company under reinsurance treaties                     255,848       261,469
Provision for reinsurance                                            210,152       376,738
Ceded reinsurance premiums payable, net of ceding commissions        431,565        74,708
Amounts withheld or retained by company for account of others         31,331        41,058
Payable to parent, subsidiaries and affiliates                        33,968       346,919
Policyholder funds on deposit                                         12,578        20,862
Loss clearing                                                         13,610         8,665
Liability for pension and severance pay                                4,945         4,882
Retroactive reinsurance reserves - assumed                            32,893        10,677
Retroactive reinsurance reserves - ceded                             (65,044)      (81,536)
Deposit accounting liabilities                                       486,910       465,475
Deposit accounting liabilities - funds held                        1,006,426     1,089,396
Securities lending payable                                           295,591       125,900
Collateral deposit liability                                         505,755       458,938
Other liabilities                                                    281,304       130,566
                                                                 -----------   -----------
   TOTAL LIABILITIES                                              19,756,213    17,229,032
                                                                 -----------   -----------

                     Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares
   authorized, 1,695,054 shares issued and outstanding                25,426        25,426
Capital in excess of par value                                     2,779,526       702,746
Unassigned surplus                                                 2,176,592     2,529,590
Special surplus funds from retroactive reinsurance                    68,107        81,578
                                                                 -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                       5,049,651     3,339,340
                                                                 -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                       $24,805,864   $20,568,372
                                                                 ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                    2005         2004
--------------------------------                                -----------   ----------
                     Statements of Income

Underwriting Income:
  Premiums earned                                               $ 7,045,820   $6,522,744
                                                                -----------   ----------
Underwriting Deductions:
  Losses incurred                                                 5,406,410    4,766,133
  Loss adjustment expenses incurred                               1,098,644      730,780
  Other underwriting expenses incurred                            1,584,477    1,424,929
                                                                -----------   ----------
Total Underwriting Deductions                                     8,089,531    6,921,842
                                                                -----------   ----------
NET UNDERWRITING LOSS                                            (1,043,711)    (399,097)
                                                                -----------   ----------
Investment Income:
  Net investment income earned                                      630,678      419,418
  Net realized capital gains (net of capital gains taxes:
    2005 - $20,492; 2004- $13,604)                                   38,055       25,265
                                                                -----------   ----------
NET INVESTMENT GAIN                                                 668,733      444,683
                                                                -----------   ----------
Net loss from agents' or premium balances charged-off              (145,742)     (42,783)
Other gain                                                           91,947       37,322
                                                                -----------   ----------
NET INCOME (LOSS) AFTER CAPITAL GAINS TAXES AND BEFORE
   FEDERAL INCOME TAXES                                            (428,773)      40,125
Federal income tax (benefit) expense                               (243,047)      86,311
                                                                -----------   ----------
    NET LOSS                                                    $  (185,726)  $  (46,187)
                                                                ===========   ==========

                Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year           $ 3,339,340   $3,621,899
  Adjustment to beginning surplus                                  (211,984)    (588,401)
                                                                -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                             3,127,356    3,033,498
                                                                -----------   ----------
Changes in Capital and Surplus:
  Net loss                                                         (185,726)     (46,187)
  Change in net unrealized capital gains [net of capital
     gains taxes: 2005 - $13,354; 2004 - ($92,280)]                 164,444      268,660
  Change in net deferred income tax                                 112,728      455,352
  Change in non-admitted assets                                    (322,775)    (345,908)
  Change in provision for reinsurance                               166,585       (7,795)
  Paid in capital and surplus                                     2,076,780      157,948
  Cash dividends to stockholder                                     (31,732)     (63,464)
  Other surplus adjustments                                               -     (149,132)
  Foreign exchange translation                                      (58,009)      36,367
                                                                -----------   ----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                          1,922,296      305,842
                                                                -----------   ----------
CAPITAL AND SURPLUS, DECEMBER 31,                               $ 5,049,651   $3,339,340
                                                                ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                  2005          2004
--------------------------------                              -----------   -----------
                    Cash From Operations

Premiums collected, net of reinsurance                        $ 7,143,463   $ 7,080,889
Net investment income                                             604,156       436,057
Miscellaneous income                                              (53,776)       (4,928)
                                                              -----------   -----------
   SUB-TOTAL                                                    7,693,843     7,512,017
                                                              -----------   -----------
Benefit and loss related payments                               3,809,181        13,777
Commission and other expense paid                               2,171,077     1,930,945
Dividends paid to policyholders                                       878           601
Change in federal and foreign income taxes                         (3,783)      618,202
                                                              -----------   -----------
   NET CASH FROM OPERATIONS                                     1,716,490     4,948,492
                                                              -----------   -----------
                   Cash From Investments

Proceeds from investments sold, matured, or repaid
   Bonds                                                        4,129,223     3,286,111
   Stocks                                                       2,795,546     2,427,404
   Other                                                        3,042,793     4,128,503
                                                              -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID     9,967,562     9,842,018
                                                              -----------   -----------
Cost of Investments Acquired
   Bonds                                                        5,803,573     5,267,295
   Stocks                                                       3,071,743     2,513,100
   Other                                                        3,630,931     4,462,157
                                                              -----------   -----------
   TOTAL COST OF INVESTMENT ACQUIRED                           12,506,247    12,242,551
                                                              -----------   -----------
   NET CASH (USED IN) INVESTING ACTIVITIES                     (2,538,684)   (2,400,533)
                                                              -----------   -----------
       Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                  750,000       157,948
Dividends to stockholder                                          (47,598)      (63,464)
Net deposit on deposit-type contracts and other insurance        (285,727)     (641,968)
Other                                                             434,553    (2,022,900)
                                                              -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES          851,228    (2,570,384)
                                                              -----------   -----------
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                   29,034       (22,425)

Cash and short-term Investments:
   Beginning of year                                               88,995       111,419
                                                              -----------   -----------
   END OF YEAR                                                $   118,028   $    88,995
                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     The American Home Assurance Company ("AHAC" or the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an intercompany pooling agreement with certain affiliated companies (see Note 5).

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


     The Insurance Department of the State of New York has adopted the following accounting practices that differ from those found in NAIC SAP; specifically the prescribed practices of (1) discounting workers' compensation reserves on a non-tabular basis; in NAIC SAP, discounting of reserves is not permitted on a non-tabular basis; (2) under NAIC SAP, Electronic Data Processing (EDP) assets are admitted; only applicable software is non-admitted; and, (3) New York regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance; in NAIC SAP, New York Regulation 20 credits are not permitted.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of New York is shown below:

     DECEMBER 31,                                 2005         2004
     ------------                              ----------   ----------
     NET LOSS, NEW YORK INSURANCE DEPARTMENT   $ (185,726)  $  (46,187)
     State Practices - (Deduction) Income:
        Non-Tabular Discounting                   (31,431)     (44,160)
                                              ----------   ----------
     NET LOSS, NAIC SAP                        $ (217,157)  $  (90,347)
                                               ==========   ==========
     STATUTORY SURPLUS, NEW YORK INSURANCE
        DEPARTMENT                             $5,049,651   $3,339,340
     State Practices - (Charge) Credit:
        Non-Tabular Discounting                  (212,605)    (181,174)
        EDP equipment and software                (93,881)     (90,731)
        Reinsurance Credits                      (208,499)    (192,015)
                                               ----------   ----------
     STATUTORY SURPLUS, NAIC SAP               $4,534,666   $2,875,420
                                               ==========   ==========

     In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in joint ventures, limited partnerships and hedge funds.

     As agreed with the Company's domiciliary state, investments in publicly traded affiliated common stocks are accounted for at the quoted market value less a discount as prescribed by NAIC SAP.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available for sale and trading securities are reported at fair value. The difference between cost and fair value of securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the State of New York requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

     INVESTED ASSETS: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

     - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $165,005 and $178,991, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets consist primarily of investments in joint venture and partnerships. Joint venture and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are being recorded as unrealized gains or losses. Investments in joint venture and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC designated market value and the unrealized gain or loss reported as unassigned surplus.

     - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          The Company does not use hedge accounting for its derivatives.

          Any change in unrealized gains or losses on options purchased or written are credited or charged to unassigned surplus.

     - Net Investment Gains (Losses): Net investment gains (losses) consists of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint venture, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     REVENUE RECOGNITION: Direct written premiums contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $27,758 and $7,717, respectively, net of non-admitted premium balances of $3,084 and $857 respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53 entitled Property and Casualty Contracts - Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND OTHER UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves (net of reinsurance) subject to the tabular discounting were $1,671,598 and $1,348,754, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's tabular discount amounted to $184,289 and $143,688, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the Insurance Department of the State of New York. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $1,487,309 and $1,205,066, as of December 31, 2005 and 2004, respectively. As of December 31, 2005 and 2004, the Company's non-tabular discount amounted to $212,605 and $181,174, respectively, all of which were applied against the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to Unassigned Surplus. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $24,616 and $17,060, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $211,984. In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004        $3,339,340

     Adjustments to Beginning Capital and Surplus:

       Asset realization                                   (229,448)
       Revenue recognition                                  (65,075)
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, BEFORE FEDERAL INCOME TAXES      (294,523)

       Current federal income taxes                          22,311
       Deferred income taxes                                 60,228
                                                         ----------
          TOTAL ADJUSTMENTS TO BEGINNING CAPITAL
             AND SURPLUS, AFTER FEDERAL INCOME TAXES     $ (211,984)
                                                         ----------
     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005          $3,127,356
                                                         ==========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under Statements of Statutory Accounting Principles SSAP No. 3. In applying this methodology, the Company has reflected the impact (in the amount of $588,401) to its 2003 and prior unassigned surplus as a prior period correction adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     TOTAL CAPITAL AND SURPLUS, DECEMBER 31, 2003              $3,621,899

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)         (431,414)
     2. Coventry                                                  (15,932)
     3. Loss Reserves                                             (74,880)
     4. DBG Analysis                                              (53,316)
     5. Other Adjustments                                         (12,859)
                                                               ----------
     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS          (588,401)
                                                               ----------
     TOTAL CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004          $3,033,498
                                                               ==========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

     2. COVENTRY: Life settlements are designed to assist life insurance policyholders to monetize the existing value of life insurance policies. The Company has determined, in light of new information not available to management of the Company at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements. This adjustment results in AIG's entire investment in life settlements being accounted for as a collateral loan in accordance with SSAP No. 21 entitled Other Admitted Assets.

     3. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     4. DOMESTIC BROKERAGE GROUP DBG ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     5. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                   GROSS        GROSS       NAIC *
                                                                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                                                      COST         GAINS       LOSSES        VALUE
                                                                   ----------   ----------   ----------   ----------
AS OF DECEMBER 31, 2005
   U.S. governments                                                $  339,230    $  1,331      $ 4,491    $  336,070
   All other governments                                            1,030,463       5,491        4,015     1,031,939
   States, territories and possessions                              1,437,180      25,194        4,641     1,457,733
   Political subdivisions of states, territories and possessions    1,971,726      34,761        2,780     2,003,707
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     4,242,687      78,602        6,193     4,315,096
   Public utilities                                                    46,234         634          226        46,642
   Industrial and miscellaneous                                       596,460      13,179        2,815       606,824
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                         $9,663,980    $159,192      $25,161    $9,798,011
                                                                   ==========    ========      =======    ==========
AS OF DECEMBER 31, 2004
   U.S. governments                                                $  409,872    $  2,471      $ 3,542    $  408,801
   All other governments                                              696,857       4,848          377       701,328
   States, territories and possessions                              1,495,488      31,687        2,075     1,525,100
   Political subdivisions of states, territories and possessions    1,218,335      33,096        1,324     1,250,107
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                     3,642,185     137,274        3,314     3,776,145
   Public utilities                                                    33,300         776           46        34,030
   Industrial and miscellaneous                                       498,547      15,663          170       514,040
                                                                   ----------    --------      -------    ----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                         $7,994,584    $225,815      $10,848    $8,209,551
                                                                   ==========    ========      =======    ==========

As of December 31, 2005 and 2004, the actual fair market value principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $9,818,483 and $8,233,574, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                    2005                        2004
                                         -------------------------   -------------------------
                                          AMORTIZED      NAIC *       AMORTIZED      NAIC *
AS OF DECEMBER 31,                          COST      MARKET VALUE      COST      MARKET VALUE
------------------                       ----------   ------------   ----------   ------------
Due in one year or less                  $  957,757    $  954,751    $  645,776    $  699,528
Due after one year through five years       855,048       857,130       548,675       554,970
Due after five years through ten years    6,253,720     6,338,300     1,695,997     1,715,243
Due after ten years                       1,435,025     1,482,825     4,931,680     5,060,819
Mortgaged-backed securities                 162,430       165,005       172,456       178,991
                                         ----------    ----------    ----------    ----------
   TOTAL BONDS                           $9,663,980    $9,798,011    $7,994,584    $8,209,551
                                         ==========    ==========    ==========    ==========

During 2005 and 2004, proceeds from the sale of the Company's bonds amounted to $3,278,300 and $2,197,876, respectively. During 2005 and 2004, the Company realized gross gains of $31,404 and $15,434, respectively, and gross losses of $17,304 and $20,960, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $2,703,032 and $2,307,028, respectively. Gross gains of $132,690 and $121,648 and gross losses of $91,050 and $84,827 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                    DECEMBER 31, 2005                                  DECEMBER 31, 2004
                    ------------------------------------------------   -------------------------------------------------
                                    GROSS       GROSS       NAIC *                     GROSS        GROSS       NAIC *
                     AMORTIZED   UNREALIZED  UNREALIZED     MARKET      AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                       COST         GAINS      LOSSES        VALUE        COST         GAINS       LOSSES        VALUE
                    ----------   ----------  ----------   ----------   ----------   ----------   ----------   ----------
Common Stocks:
   Affiliated       $  602,396   $1,521,619   $ 68,346    $2,055,669   $  638,099   $1,343,104    $ 94,566    $1,886,637
   Non-affiliated      972,712      198,989     36,787     1,134,914      736,635      318,732      18,573     1,036,794
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $1,575,108   $1,720,608   $105,133    $3,190,583   $1,374,734   $1,661,836    $113,139    $2,923,431
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========
Preferred Stocks:
   Affiliated       $        -   $        -   $      -    $        -   $        -  $         -    $      -    $        -
   Non-affiliated      539,993       10,710      8,758       541,945      436,573       30,312       3,696       463,189
                    ----------   ----------   --------    ----------   ----------   ----------    --------    ----------
      TOTAL         $  539,993   $   10,710   $  8,758    $  541,945   $  436,573   $   30,312    $  3,696    $  463,189
                    ==========   ==========   ========    ==========   ==========   ==========    ========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(572) and $0, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)


The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2005:
   U. S. Governments                     $  263,575     $ 3,780    $ 14,643    $    711    $  278,218    $  4,491
   All Other Governments                    831,441       3,520      19,830         495       851,271       4,015
   States, territories and possessions      368,996       3,419      51,889       1,222       420,885       4,641
   Political subdivisions of states,
   territories and possessions              380,044       2,347      23,929         433       403,973       2,780
   Special revenue                          549,541       4,212      72,215       1,981       621,756       6,193
   Public utilities                          16,300         188       1,661          38        17,961         226
   Industrial and miscellaneous             115,026       2,247      14,784         568       129,810       2,815
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            2,524,923      19,713     198,951       5,448     2,723,874      25,161
   Common Stock                             421,479      31,543     215,755      73,590       637,234     105,133
   Preferred Stock                          276,755       6,666      40,807       2,092       317,562       8,758
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             698,234      38,209     256,562      75,862       954,796     113,891
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $3,223,157     $57,922    $455,513    $ 81,130    $3,678,670    $139,052
                                         ==========     =======    ========    ========    ==========    ========
As of December 31, 2004:
   U. S. Governments                     $  126,772     $ 2,478    $ 31,405    $  1,064    $  158,177    $  3,542
   All Other Governments                    399,899         350      42,529          27       442,428         377
   States, territories and possessions      177,476         951     111,285       1,124       288,761       2,075
   Political subdivisions of states,
   territories and possessions              182,790         980      51,319         344       234,109       1,324
   Special revenue                          264,313       1,667     154,878       1,647       419,191       3,314
   Public utilities                           7,840          36       3,562          10        11,402          46
   Industrial and miscellaneous              55,323          47      31,706         123        87,029         170
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS                            1,214,413       6,509     426,684       4,339     1,641,097      10,848
   Common Stock                             139,774      12,538     180,178     100,601       319,952     113,139
   Preferred Stock                           69,075       1,596      22,900       2,100        91,975       3,696
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL STOCKS                             208,849      14,134     203,078     102,701       411,927     116,835
                                         ----------     -------    --------    --------    ----------    --------
   TOTAL BONDS AND STOCKS                $1,423,262     $20,643    $629,762    $107,040    $2,053,024    $127,683
                                         ==========     =======    ========    ========    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $972 and $2,708, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $2,542 and $53,390, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,    2005     2004
--------------------------------   ------   ------
Advanced Technology Ventures VI    $    -   $3,444
Advanced Technology Ventures VII        -    2,452
Sprout Capital IX                       -    3,403
Morgan Stanley III                  1,684        -
Items less than $1.0 million           11      634
                                   ------   ------
TOTAL                              $1,695   $9,933
                                   ======   ======

As of December 31, 2005 and 2004, securities with a market value of $289,449 and $122,878, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

Securities carried at amortized cost of $2,270,251 and $1,882,606 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Other invested assets include $966,546 of collateralized loans as of December 31, 2005. As agreed with the Company's domiciliary state, these loans represent AIG's entire investment in life settlements and are being accounted for as a collateral loan in accordance with SSAP No. 21. The admitted value of the loans is not in excess of the cost (including capitalized interest) of acquiring the life settlements and maintaining them in force for so long as the fair value of the underlying life settlements collateralizing such loans is at least equal to the outstanding amount of such loans.

During 2005 and 2004, included in Net Investment Income Earned were investment expenses of $7,139 and $5,330, respectively, and interest expense of $77,243 and $53,902, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005          2004
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, BEGINNING OF THE PERIOD   $ 9,357,799   $ 6,388,455

Adjustments for prior period corrections                  (165,738)      860,497

Incurred losses and LAE related to:

   Current accident year                                 5,111,414     4,654,796
   Prior accident years                                  1,393,640       842,117
                                                       -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                      6,505,054     5,496,913
                                                       -----------   -----------
Paid losses and LAE related to:

   Current accident year                                (1,284,778)     (933,937)
   Prior accident years                                 (2,792,259)   (2,454,129)
                                                       -----------   -----------
      TOTAL PAID LOSSES AND LAE                         (4,077,037)   (3,388,066)
                                                       -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $11,620,078   $ 9,357,799
                                                       ===========   ===========

During 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,393,640 and $842,117, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures conducted for year-end 2005.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $188,050 and $161,123, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,425,539 and $6,086,862, respectively (exclusive of intercompany pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                     NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                   CODE        PERCENT
     --------------                                  --------   -------------
     National Union Fire Insurance
     Company of Pittsburgh, PA.                         19445        38.0%
     American Home Assurance Company                    19380        36.0%
     Commerce and Industry Insurance Company            19410        10.0%
     New Hampshire Insurance Company                    23481         5.0%
     The Insurance Company of the State
       of Pennsylvania                                  19429         5.0%
     Birmingham Fire Insurance Company of
       Pennsylvania                                     19402         5.0%
     AIU Insurance Company                              19399         1.0%
     American International Pacific
       Insurance Company                                23795         0.0%
     American International South
       Insurance Company                                40258         0.0%
     Granite State Insurance Company                    23809         0.0%
     Illinois National Insurance Company                23817         0.0%

B.   AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
     ARRANGEMENT

     AIG formed American International Underwriters Overseas Association ("AIUOA"), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

                                                                                   NAIC CO.   PARTICIPATION
     MEMBER COMPANY                                                                  CODE        PERCENT
     --------------                                                                --------   -------------
     American International Underwriters Overseas, Limited                            --        67.0%
     New Hampshire Insurance Company (NHIC)                                        23481        12.0%
     National Union Fire Insurance Company of Pittsburgh, Pa. (National Union)     19445        11.0%
     American Home Assurance Company (AHAC)                                        19380        10.0%

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $581,410 and $502,165, respectively, gross of $906,874 and $854,307, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

     Additionally, the Company holds 4.5% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $64,437.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

     The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities.

     The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

                                             GUARANTEE   POLICYHOLDER     INVESTED     ESTIMATED   POLICYHOLDER
     GUARANTEED COMPANY                       ISSUED      OBLIGATIONS      ASSETS         LOSS        SURPLUS
     ------------------                     ----------   ------------   ------------   ---------   ------------
     AIG Hawaii Insurance Company, Inc.      11/5/1997   $     98,026   $    152,274      $-      $     59,829
     AIG Czech Republic posjistovna, a.s.     8/1/2003         15,478         18,745       -            18,973*
     AIG Europe S. A.                        9/15/1998      1,060,634      1,049,873       -           703,296*
     AIG Europe (Netherlands)                9/20/2004        365,491        113,405       -           133,054*
     AIG Mexico Seguros interamericana,
        S. A. de C.V.                       12/15/1997         60,655         71,646       -            84,469*
     Landmark Insurance Company,
        Limited                               3/2/1998        361,934        250,272       -            85,855*
     American General Life and Accident
        Insurance Company                     3/3/2003      7,542,595      8,697,899       -           638,133**
     American General Life Insurance
        Company                               3/3/2003     21,161,070     23,505,506       -         1,853,471**
     The United States Life Insurance
        Company of the City of New York       3/3/2003      3,323,214      3,805,773       -           378,664**
     The Variable Annuity Life Insurance
        Company                               3/3/2003     29,496,780     33,692,171       -         3,345,667**
     AIG Edison Life Insurance Company       8/29/2003     18,673,168     19,987,483       -         1,017,274*
     American International Insurance
        Company                              11/5/1997        338,699        574,093       -           303,593
     American International Insurance
        Company of California               12/15/1997        135,236         51,025       -            19,030
     American International Insurance
        Company of New Jersey               12/15/1997        126,230         43,142       -            26,412
     Minnesota Insurance Company            12/15/1997         42,125         50,517       -            17,943
     AIG SunAmerica Life Insurance
        Company +                             1/4/1999      4,934,344      6,678,361       -           947,125
     Lloyds Syndicate                       12/22/2003        904,931        445,345       -           233,920
     First SunAmerica Life Insurance
        Company +                             1/4/1999      3,785,855      4,067,962       -           265,572**
     SunAmerica Insurance Company +           1/4/1999     41,282,892     61,515,532       -         4,404,348**
                                                         ------------   ------------      ---      -----------
        TOTAL GUARANTEES                                 $133,709,357   $164,771,024      $-       $14,536,628
                                                         ============   ============      ===      ===========

     + The guaranteed company is also backed by a support agreement issued by AIG.

     *    Policyholders' surplus is based on local GAAP financial statements.

     ** Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2005, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                              EQUITY AT
                                                     OWNERSHIP     COST     DECEMBER 31,    CHANGE IN
     AFFILIATED COMMON STOCK INVESTMENTS              PERCENT      2005         2005       EQUITY 2005
     -----------------------------------             ---------   --------   ------------   -----------
     AIG Hawaii Insurance Company, Inc.               100.00%    $ 10,000    $   59,829     $ (2,590)
     AIG Non Life Holding Company (Japan), Inc.       100.00%     124,477       331,915       63,241
     American International Reality Corporation        31.47%      29,581        25,348       (1,932)
     Eastgreen, Inc.                                   13.42%      12,804        13,935          355
     Pine Street Real Estate Holdings Corporation      31.47%       5,445        21,347            4
     AIG Mexico Industrial, I.L.L.C.                   49.00%       1,017         1,017            -
     American International Life Assurance Company     22.48%      70,387       156,529       20,123
     American International Insurance Company          25.00%      25,000        75,898        4,380
     AIG Claim Service, Inc.                           50.00%      48,963        58,879        2,350
     Transatlantic Holdings, Inc.                      62.00%      34,055     1,134,417       90,652
     21st Century Insurance Group                      16.69%     240,667       176,555       28,153
                                                                 --------    ----------     --------
        TOTAL COMMON STOCKS - AFFILIATES                         $602,396    $2,055,669     $204,736
                                                                 ========    ==========     ========

     The Company has ownership interests in certain affiliated real estate holding companies.

     The remaining equity interest in these investments, except for 21st Century Insurance Group and Transatlantic Holdings, Inc., is owned by other affiliated companies, which are wholly owned by the Parent.

     From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $912,569.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                               ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                  THE COMPANY               THE COMPANY
                    EXPLANTION               -----------------------   -----------------------
       DATE OF          OF        NAME OF    STATEMENT                 STATEMENT
     TRANSACTION   TRANSACTION   AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
     -----------   -----------   ---------   ---------   -----------   ---------   -----------
     Year Ended December 31, 2005

     3/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2005        Dividend       AIG         $-           n/a        $15,866        Cash

     Year Ended December 31, 2004

     3/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     6/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     9/3/2004        Dividend       AIG         $-           n/a        $15,866        Cash
     12/3/2004       Dividend       AIG         $-           n/a        $15,866        Cash

     The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess and Richmond are treated as affiliated.

     The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

     In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp., AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

     FOR THE YEARS ENDED DECEMBER 31,      2005       2004
     --------------------------------    --------   --------
     AIG Technology, Inc.*               $ 26,700   $ 24,421
     AIG Global Investment Corporation      4,565      3,668
     AI Recovery, Inc.                      3,574      3,102
     AIG Domestic Claims, Inc.            107,015    114,335
                                         --------   --------
        TOTAL                            $141,854   $145,526
                                         ========   ========

     *    Formerly AIG Data Center, Inc.

     As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $73,379 and $41,452, respectively.

     Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $794,462 and $575,690, respectively.

     During 2005 and 2004, the Company sold $191,606 and $215,564, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,436 and $2,834, respectively, related to these transactions.

     As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

     AS OF DECEMBER 31,                                   2005        2004
     ------------------                                ----------   --------
     Balances with pool member companies               $        -   $116,172
     Balances with less than 0.5% of admitted assets       33,968    230,747
                                                       ----------   --------
     PAYABLE TO PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $   33,968   $346,919
                                                       ==========   ========

     AIG                                               $1,326,780   $      -
     Balances with pool member companies                  218,275    102,731
     Balances with less than 0.5% of admitted assets       95,038    327,586
                                                       ----------   --------
     RECEIVABLE FROM PARENT, SUBSIDIARIES AND
        AFFILIATES                                     $1,640,093   $430,317
                                                       ==========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

                                                          2005                        2004
                                               -------------------------   -------------------------
FOR THE YEARS ENDED DECEMBER 31,                 WRITTEN        EARNED       WRITTEN        EARNED
--------------------------------               -----------   -----------   -----------   -----------
Direct premiums                                $ 6,522,919   $ 6,219,261   $ 6,125,467   $ 5,785,036
Reinsurance premiums assumed:
   Affiliates                                   11,104,687    11,235,985    11,048,099    10,535,993
   Non-affiliates                                   23,903      (176,461)       20,449        21,525
                                               -----------   -----------   -----------   -----------
      GROSS PREMIUMS                            17,651,509    17,278,785    17,194,015    16,342,554
                                               -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                                    9,252,497     9,022,390     8,878,722     8,379,091
   Non-affiliates                                1,247,759     1,210,575     1,325,462     1,440,719
                                               -----------   -----------   -----------   -----------
      NET PREMIUMS                             $ 7,151,253   $ 7,045,820   $ 6,989,831   $ 6,522,744
                                               ===========   ===========   ===========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2005
   Affiliated       $5,444,204    $663,323    $3,544,901    $413,904    $1,899,303    $249,419
   Non Affiliated        6,481         790       504,864      58,948      (498,383)    (58,158)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,450,685    $664,113    $4,049,765    $472,852    $1,400,920    $191,261
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2004
   Affiliated       $5,283,256    $672,080    $3,314,793    $398,922    $1,968,463    $273,158
   Non Affiliated        6,117         778       467,677      56,283      (461,560)    (55,505)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $5,289,373    $672,858    $3,782,470    $455,205    $1,506,903    $217,653
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2005 and 2004 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED    PAID LOSSES   RESERVES FOR
                      PREMIUM        AND        LOSSES AND
                     RESERVES        LAE            LAE
                    ----------   -----------   ------------
DECEMBER 31, 2005
   Affiliates       $3,544,901    $ 91,985      $14,577,562
   Non-Affiliates      504,864     307,331        3,542,634
                    ----------    --------      -----------
   Total            $4,049,765    $399,316      $18,120,196
                    ==========    ========      ===========

DECEMBER 31, 2004
   Affiliates       $3,314,793    $ (4,950)     $12,392,072
   Non-Affiliates      467,677     250,942        2,844,971
                    ----------    --------      -----------
   TOTAL            $3,782,470    $245,992      $15,237,043
                    ==========    ========      ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its Capital and surplus is set forth in the table below:


                                                        NAIC CO.
REINSURER                                                 CODE        AMOUNT
---------                                               --------   -----------
Affilliates:
   National Union Fire Company of Pittsburgh. Pa.         19445    $13,832,981
   American International Insurance Company               32220        485,807
   American Home Assurance Company                        19380        426,426
   Transatlantic Reinsurance Company                      19453        299,719
   American International Underwriters Overseas, Ltd.         -        261,189
   New Hampshire Indemnity Company                        23833        145,633
   AIU Insurance Company                                  19399        143,588
   AIG Global Trade and Political Risk Insurance Co.      10651        126,120
   American Internatlional Reinsurance Co. Ltd                -         63,082
   New Hampshire Insurance Company                        23841         59,913
   Insurance Company of the State of Pennsylvania         19429         58,964
   United Guaranty Insurance Company                      11715         46,718
   Commerce and Industry Insurance Company                19410         28,644
   Birmingham Fire Insurance Company of Pa.               19402         13,225
   Landmark Insurance Company                             35637          9,178
   Audubon Insurance Company                              19933          5,789
   Starr Excess Liability Insurance Company, Ltd.         10932          4,527
   Hartford Steam Boiler Inspection and Insurance Co.     11452          4,064
   Euroguard Insurance Company Limited                        -          3,607
   Illinois National Insurance Company                    23817          3,474
   National Union Fire Ins Company of Vermont                 -          3,047
   AIU Insurance Company (Japan)                              -          2,823
   American International Life Assurance Co. NY (US)      60607          2,567
   Granite State Insurance Company                        23809          2,413
   Ascot Syndicate Lloyds 1414                                -          2,112
   American General Life Insurance Company                60488          1,981
   Arabian American Insurance Company, Ltd.                   -          1,003
   Other affiliates below $1.0 million                        -         34,646
                                                                   -----------
      TOTAL AFFILIATES                                              16,073,240
                                                                   -----------
   Munich Re Group                                            -        169,035
   Lloyd's                                                    -        366,924
   Swiss Re Group                                             -        226,368
   Berkshire Hathaway Group                                   -        175,328
                                                                   -----------
      TOTAL NON AFFILIATES                                             937,655
                                                                   -----------
TOTAL AFFILIATES AND NON AFFILIATES                                $17,010,895
                                                                   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $43,140 and $61,923, respectively, of statutory underwriting losses, which were comprised of premiums earned of $(1,710) and $(8,315), respectively, less losses incurred of $41,430 and $53,608 respectively, as a result of commutations with the following reinsurers:

COMPANY                          2005      2004
-------                        -------   -------
SCOR Reinsurance Company       $42,442   $21,276
Suncorp Metway                     522         -
Copenhagen Reinsurance             165         -
Gulfstream Insurance Company        12         -
Aviabel S.A.                         -       274
AXA Albingia                         -     5,837
AXA Corporate Solutions              -     3,475
Converium Reins.                     -     7,528
Cottrell Syndicate                   -       (67)
CX Reinsurance                       -     4,274
Farm Bureau Mutual                   -       634
General Re Corporation               -    16,090
National Indemnity Company           -     2,671
Providence Washington                -       (17)
Royal and Sun Alliance, PLC          -       234
TIG Insurance Company                -      (870)
Trenwick America                     -       584
                               -------   -------
TOTAL                          $43,141   $61,923
                               =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $141,589 and $76,202, respectively.

During 2005 the Company had written off related reinsurance recoverable balances of $65,282.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)


NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company's reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED      CEDED
                                                ---------   --------
Reserves Transferred:
   Initial Reserves                            $  216,347   $453,727
   Adjustments - prior year(s)                   (178,026)   (21,800)
   Adjustments - current year                       6,783    (11,763)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005                 45,104    420,164
                                                ---------   --------
Paid Losses Recovered:
   Prior year(s)                                    3,212    325,959
   Current year                                     8,999     29,161
                                                ---------   --------
   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,211    355,120
                                                ---------   --------
   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  32,893   $ 65,044
                                                =========   ========
Consideration Paid or Received:
   Initial Reserves                             $ 201,597   $276,437
   Adjustments - prior year(s)                   (180,000)   (18,038)
   Adjustments - current year                           -       (830)
                                                ---------   --------
   TOTAL PAID AS OF DECEMBER 31, 2005           $  21,597   $257,569
                                                =========   ========
Special Surplus from Retroactive Reinsurance:
   Initial surplus gain or loss realized        $       -   $ 47,559
   Adjustments - prior year(s)                          -     34,019
   Adjustments - current year                           -    (13,471)
                                                ---------   --------
   BALANCE AS OF DECEMBER 31, 2005              $       -   $ 68,107
                                                =========   ========
CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
   SURPLUS AS OF DECEMBER 31, 2005              $       -   $  6,279
                                                =========   ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31,2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                 ASSUMED    CEDED
---------                                                 -------   -------
Commerce and Industry Insurance Company of Canada         $ 6,897   $     -
American International Reins. Co.                               -    57,331
Guideone Mutual Ins Co.                                     9,141         -
American Internaional Specialty Lines Insurance Company    15,877         -
PEG Reinsurance Co.                                             -     1,395
Swiss Re America Corp                                           -     1,078
Upinsco Inc                                                     -     1,083
All other reinsurers below $1.0 million                       978     4,157
                                                          -------   -------
TOTAL                                                     $32,893   $65,044
                                                          =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                    2005                       2004
          ------------------------   ------------------------
            DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
            ASSETS     LIABILITIES     ASSETS     LIABILITIES
          ----------   -----------   ----------   -----------
Direct    $        -     $ 56,768    $        -     $ 32,990
Assumed            -      430,142             -      432,485
Ceded      1,336,343            -     1,638,716            -
          ----------     --------    ----------     --------
TOTAL     $1,336,343     $486,910    $1,638,716     $465,475
          ==========     ========    ==========     ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2005 and 2004(1) is set forth in the table below:

                                                           2005                       2004
                                                 ------------------------   ------------------------
                                                   DEPOSIT      DEPOSIT       DEPOSIT      DEPOSIT
                                                   ASSETS     LIABILITIES     ASSETS     LIABILITIES
                                                 ----------   -----------   ----------   -----------
BALANCE AT BEGINNING OF PERIOD                   $1,638,716    $465,475     $2,100,303    $558,125
   Deposit activity, including loss recoveries     (446,464)    (11,942)      (435,087)    (84,181)
   Interest income or expense, net of
      amortization of margin                         90,901      33,377        106,939      (8,469)
   Non-admitted asset portion                        53,190           -       (133,439)          -
                                                 ----------    --------     ----------    --------
BALANCE AT END OF PERIOD                         $1,336,343    $486,910     $1,638,716    $465,475
                                                 ==========    ========     ==========    ========

During 2005 the Company received consideration of $275,106 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transactions with Union Excess, amounted to $ 1,192,231. During 2005, the Company commuted $258,052 of the deposit assets with Union Excess and Richmond resulting a $3,737 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets were due from the Parent. As of December 31, 2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

----------
(1) The beginning of period for the 2004 year represents the deposit asset and liability balances at the inception date of the underlying agreements.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets/liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                               2005         2004
------------------                            ----------   ---------
Gross deferred tax assets                     $1,147,722   $ 946,890
Gross deferred tax liabilities                  (149,521)   (128,671)
Non-admitted deferred tax assets in
   accordance with SSAP No.10, income taxes     (689,694)   (495,434)
                                              ----------   ---------
NET DEFERRED TAX ASSETS ADMITTED              $  308,507   $ 322,785
                                              ==========   =========
CHANGE IN DEFERRED TAX ASSETS NON-ADMITTED    $ (194,260)  $ 225,562
                                              ==========   =========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005       2004
--------------------------------             ---------   -------
Income tax (benefit) expense on net
   underwriting and net investment income    $(252,358)  $61,549
Federal income tax adjustment - prior year       9,311    24,762
                                             ---------   -------
CURRENT INCOME TAX (BENEFIT) EXPENSE         $(243,047)  $86,311
                                             =========   =======

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, and changes in deferred income taxes for 2005 is set forth in the table below:

AS OF DECEMBER 31,                              2005         2004       CHANGE
------------------                           ----------   ---------   ---------
Deferred Tax Assets
   Loss reserve discount                     $  499,838   $ 402,853   $  96,985
   Non-admitted assets                          206,602     186,532      20,070
   Unearned premium reserve                     303,414     289,576      13,838
   Partnership adjustments                            -       6,494      (6,494)
   Pension adjustments                            7,328       7,327           1
   Other temporary difference                   130,540      54,108      76,432
                                             ----------   ---------   ---------
      GROSS DEFERRED TAX ASSETS               1,147,722     946,890     200,832
   Non-admitted deferred tax assets            (689,694)   (495,434)   (194,260)
                                             ----------   ---------   ---------
      ADMITTED DEFERRED TAX ASSETS              458,028     451,456       6,572
                                             ----------   ---------   ---------
Deferred Tax Liabilities
   Unrealized capital gains                    (115,317)   (128,671)     13,354
   Partnership adjustments                       (4,047)          -      (4,047)
   Other temporary differences                  (30,157)          -     (30,157)
                                             ----------   ---------   ---------
   GROSS DEFERRED TAX LIABILITIES              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
      NET ADMITTED DEFERRED TAX ASSETS       $  308,507   $ 322,785   $ (14,278)
                                             ==========   =========   =========
   Gross deferred tax assets                 $1,147,722   $ 946,890   $ 200,832
   Gross deferred tax liabilities              (149,521)   (128,671)    (20,850)
                                             ----------   ---------   ---------
   NET DEFERRED TAX ASSETS                   $  998,201   $ 818,219   $ 179,982
                                             ==========   =========   =========
   Income tax effect of unrealized capital
      (gains) / losses                                                  (13,354)
                                                                      ---------
   CHANGE IN DEFERRED INCOME TAXES                                    $ 166,628
                                                                      =========

                         AMERICAN HOME ASSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000's OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                          TAX
                                             AMOUNT      EFFECT
                                           ---------   ---------
Net loss before federal income
   taxes                                   $(408,280)  $(142,898)
----------------------------------------------------------------
Book to tax adjustments:
----------------------------------------------------------------
   Tax exempt income and dividends
      received deduction, net of
      proration                             (296,930)   (103,926)
   Intercompany dividends                    (11,240)     (3,934)
   Meals and entertainment                     1,802         631
   Change in non-admitted assets             (54,557)    (19,095)
   Federal income tax adjustment - prior
      year                                         -      (9,311)
   Remediation adjustments                         -     (36,343)
   Contingent tax reserves                         -     (21,763)
   Foreign tax credits                             -     (52,544)
                                           ---------   ---------
   TOTAL BOOK TO TAX ADJUSTMENTS            (360,925)   (246,285)
                                           ---------   ---------
FEDERAL TAXABLE LOSS AND TAX BENEFIT       $(769,205)  $(389,183)
                                           =========   =========
----------------------------------------------------------------
Current Federal income tax (benefit)
   expense                                             $(243,047)
Income tax on net realized capital gains                  20,492
Change in deferred income taxes                         (166,628)
                                                       ---------
Total Federal income tax benefit                       $(389,183)
                                                       =========

The amount of federal income taxes incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year           $     -
First preceding year   $75,153
                       -------

The Company did not have any unused loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   GENERAL

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The Company's share of net expense for the qualified pension plan was $6,500 and $9,800 for the years ended December 31, 2005 and 2004, respectively.

B.   DEFERRED COMPENSATION PLAN

     Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on form 10-K. During 2005 the Parent allocated $2,177 of the cost of these stock options and certain other deferred compensation programs to the Company.

     POST-RETIREMENT BENEFIT PLANS

     AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $243,000, respectively. These obligations are not funded currently. The Company's share of the expense of other postretirement benefit plans was $200 and $0 for 2005 and 2004, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

     The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

     AS OF DECEMBER 31,                              2005         2004
     ------------------                           ----------   ----------
        Discount rate                                5.50%        5.75%
        Rate of compensation increase (average)      4.25%        4.25%
        Measurement date                          12/31/2005   12/31/2004
        Medical cost trend rate                       N/A          N/A

C.   POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                              2005         2004
                                           ----------   ----------
     Common stock, par value               $   25,426   $   25,426
     Common stock in excess of par value    2,779,526      702,746
                                           ----------   ----------
           TOTAL CAPITAL                    2,804,952      728,172
                                           ----------   ----------
     Unassigned surplus                     2,176,592    2,529,590
     Special surplus from retroactive
     reinsurance arrangements                  68,107       81,578
                                           ----------   ----------
           TOTAL SURPLUS                    2,244,699    2,611,168
                                           ----------   ----------
        TOTAL CAPITAL AND SURPLUS          $5,049,651   $3,339,340
                                           ==========   ==========

     The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                     2005          2004
                                 -----------   -----------
     Unrealized gains            $ 1,725,717   $ 1,570,673
     Non-admitted asset values   $(1,378,107)  $(1,055,332)
     Provision for reinsurance   $  (210,152)  $  (376,738)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2005, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2005) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. At December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $504,965.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement. The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

     On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments.

     Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $54,468 to cover any contingent obligations arising from the potential underpayment of these taxes and assessments.

     Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

     On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

     Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

     AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information;
     (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies; (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

     On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   ASBESTOS AND ENVIRONMENTAL RESERVES

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross net of reinsurance credits, are as follows:

                                                     ASBESTOS LOSSES      ENVIRONMENTAL LOSSES
                                                  ---------------------   --------------------
                                                     2005        2004        2005       2004
                                                  ----------   --------    --------   --------
     Direct:
     Loss and LAE reserves, beginning of period   $  693,044   $257,696    $256,889   $185,969
        Incurred losses and LAE                      489,955    507,688      63,051    111,636
        Calendar year paid losses and LAE            (95,374)   (72,340)    (31,264)   (40,715)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $1,087,625   $693,044    $288,676   $256,890
                                                  ==========   ========    ========   ========
     Assumed:
     Loss and LAE reserves, beginning of period   $   90,162   $ 32,780    $  6,626   $  8,074
        Incurred losses and LAE                       14,722     62,592         830       (556)
        Calendar year paid losses and LAE             (7,485)    (5,209)       (895)      (892)
                                                  ----------   --------    --------   --------
     Loss and LAE reserves, end of period         $   97,399   $ 90,163    $  6,561   $  6,626
                                                  ==========   ========    ========   ========
     Net of Reinsurance:
     Loss and LAE reserves, beginning of period   $  348,261   $103,262    $142,025   $ 80,833
        Incurred losses and LAE                      209,273    275,687      16,410     82,751
        Calendar year paid losses and LAE            (39,288)   (30,688)    (23,458)   (21,559)
                                                  ----------   --------    --------   --------
     LOSS AND LAE RESERVES, END OF PERIOD         $  518,246   $348,261    $134,977   $142,025
                                                  ==========   ========    ========   ========

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2005, the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $724,600 and $705,900, respectively.

     As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $293,300. The Company expects only a small portion of this portfolio will be called during 2006.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.   SEPTEMBER 11, 2001 EVENTS

     As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

     AS OF DECEMBER 31,         2005        2004
     ------------------      ---------   ---------
     Gross of reinsurance    $ 448,183   $ 448,183
     Ceded reinsurance        (386,704)   (386,704)
                             ---------   ---------
        NET OF REINSURANCE   $  61,479   $  61,479
                             =========   =========

     All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   PROPERTY CATASTROPHE LOSSES

     During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:

                 LOSS OCCURRENCE                                                 PRE-TAX LOSS
     HURRICANE        PERIOD       CATEGORY             AREA / REGION              EXPOSURE
     ---------   ---------------   --------   --------------------------------   ------------
     Katrina       August 2005         4      Louisiana / Central Gulf Coast       $183,337
     Rita         September 2005       3      Southwestern Louisiana and Texas       47,890
     Wilma         October 2005        3      Southern Florida                       62,495
                                                                                   --------
        TOTAL                                                                      $293,722
                                                                                   ========

C.   OTHER

     The Company underwrites a significant concentration of its direct business with brokers.

     As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,700,000 and $3,200,000, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims amounted to $332,400 and $367,200, respectively, of which $16,600 and $21,000, respectively, were non-admitted.

     The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $19 and $532, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

     AS OF DECEMBER 31,                               2005        2004
     ------------------                            ---------   ---------
     Guaranty funds receivable or on deposit       $  20,098   $  18,706
     Loss funds on deposit                            71,016      84,258
     Outstanding loss drafts - Suspense Accounts     509,571     277,641
     Accrued recoverables                              6,780       5,963
     Servicing carrier receivable                          -       6,453
     Other                                            17,681      82,735
     Allowance for doubtful accounts                (446,746)   (103,851)
                                                   ---------   ---------
        TOTAL OTHER ADMITTED ASSETS                $ 178,400   $ 371,905
                                                   =========   =========

     Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

     The Company routinely assesses the collectibility of its receivable balances for potential uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $446,746 and $103,851, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

     During 2005, the Company recorded $145,742 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $197,153 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 14 - SUBSEQUENT EVENTS

A.   CAPITAL MAINTENANCE AGREEMENT

     In February 2006, the Company entered into a Capital Maintenance Agreement ("CMA") with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

     Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

     During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and loss adjustment expense strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $1,326,780 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $1,326,780 with its Parent and increased its Capital in Excess of Par Value, accordingly. The recognition of this surplus contribution has been approved by the New York Insurance Department.

     With the approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables at December 31, 2005, authorizing withdrawls of up to $360,000. Additionally, the calculation of the provision for reinsurance at December 31, 2005 reflects the effects of cash collections from affiliates subsequent to December 31, 2005.

B.   LIFE SETTLEMENTS

     Subsequent to December 31, 2005, the Company agreed in principle, subject to the execution of acceptable agreements and the approval of the New York State Insurance Department, to a series of simultaneous transactions culminating in the sale to affiliates of the collateral interests underlying all life settlement loans on its books for net cash in an amount equal to the cost, including all capitalized and accrued interest, of the loans prior to such transactions. As a result, the loans will be extinguished with no gain or loss to be realized on these transactions. Effective with the closing of these transactions, the Company will cease granting new life settlements loans.

                                    PART C
                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial statements.

    (1)       Audited financial statements of Separate Account D of American
              General Life Insurance Company for the year ended December 31,
              2005 are included in Part B of the registration statement.

    (2)       Audited consolidated financial statements of American General Life
              Insurance Company for the year ended December 31, 2005, for the year ended December 31, 2004 (restated) and for the year ended
              December 31, 2003 (restated), are included in Part B of the registration statement.

    (3)       The statutory statement of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31,
              2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005 are included in Part B of the registration statement.

(b) Exhibits.

    (1)(a)    Certified resolutions regarding organization of Separate Account D of
              American General Life Insurance Company. (1)

    (2)       N/A

    (3)(a)    Distribution Agreement between American General Life Insurance
              Company and American General Equity Services Corporation, effective October 1, 2002. (12)

    (3)(b)    Form of Selling Group Agreement. (9)

    (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

    (4)(a)    Form of Immediate Variable Annuity Contract, Form No. 03017. (3)

    (5)(a)    Specimen form of Single Premium Immediate Annuity Application. (3)

     (5)(b)      Specimen Form of Single Premium Immediate Variable Annuity
                 Application Supplement for Variable Contracts, Form No.
                 AGLC100819-2003 Rev 0406. (Filed herewith)

     (5)(c)      Form of Service Request for Single Premium Immediate Variable
                 Annuity, Form No. AGLC101315 Rev0506. (Filed herewith)

     (5)(d)      Form of Withdrawal Form for Single Premium Immediate Variable
                 Annuity, Form No. AGLC101317. (33)

     (5)(e)      Form of Customer Service Form for Single Premium Immediate
                 Variable Annuity, Form No. AGLC101319. (33)

     (6)(a)      Amended and Restated Articles of Incorporation of American General
                 Life Insurance Company, effective December 31, 1991. (4)

     (6)(b)      Amendment to the Amended and Restated Articles of Incorporation of
                 American General Life Insurance Company, effective July 13, 1995.
                 (6)

     (6)(c)      By-Laws of American General Life Insurance Company, restated as of
                 June 8, 2005. (34)

     (7)         N/A

     (8)(a)      Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American
                 General Life Insurance Company and American General Life
                 Companies. (11)

     (8)(b)(i)   Form of Participation Agreement by and Among AIM Variable
                 Insurance Funds, Inc., A I M Distributors, Inc., American General Life
                 Insurance Company, on Behalf of Itself and its Separate Accounts, and
                 American General Securities Incorporated. (10)

     (8)(b)(ii)  Form of Amendment Four to Participation Agreement by and among
                 AIM Variable Insurance Funds, Inc., A I M Distributors, Inc.,
                 American General Life Insurance Company, on Behalf of Itself and its
                 Separate Accounts, and American General Securities Incorporated.
                 (22)

     (8)(b)(iii) Form of Amendment Six to Participation Agreement by and among
                 AIM Variable Insurance Funds, Inc., A I M Distributors, Inc.,
                 American General Life Insurance Company, on Behalf of Itself and its
                 Separate Accounts, and American General Securities Incorporated.
                 (30)

     (8)(b)(iv)  Form of Amendment Seven to Participation Agreement by and among
                 AIM Variable Insurance Funds, Inc., A I M Distributors, Inc.,
                 American General Life Insurance Company, on Behalf of Itself and its
                 Separate Accounts, and American General Securities Incorporated. (3)

     (8)(c)(i)   Form of Participation Agreement by and between The Variable
                 Annuity Life Insurance Company, American General Series Portfolio
                 Company, American General Securities Incorporated and American
                 General Life Insurance Company. (16)

     (8)(c)(ii)  Amendment One to Participation Agreement by and between The
                 Variable Annuity Life Insurance Company, American General Series
                 Portfolio Company, American General Securities Incorporated and
                 American General Life Insurance Company dated as of July 21, 1998.
                 (14)

     (8)(c)(iii) Form of Amendment Two to Participation Agreement by and between
                 The Variable Annuity Life Insurance Company, American General
                 Series Portfolio Company, American General Securities Incorporated
                 and American General Life Insurance Company. (8)

     (8)(c)(iv)  Form of Amendment Three to Participation Agreement by and between
                 The Variable Annuity Life Insurance Company, American General
                 Series Portfolio Company, American General Securities Incorporated
                 and American General Life Insurance Company. (22)

     (8)(c)(v)   Form of Amendment Four to Participation Agreement by and between
                 The Variable Annuity Life Insurance Company, American General
                 Series Portfolio Company, American General Securities Incorporated
                 and American General Life Insurance Company. (3)

     (8)(d)(i)   Form of Participation Agreement Between American General Life
                 Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                 Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity
                 Index Fund, Inc. (10)

     (8)(d)(ii)  Amendment One to Participation Agreement by and among American
                 General Life Insurance Company, Dreyfus Variable Investment Fund,
                 The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life
                 and Annuity Index Fund, Inc. dated December 1, 1998. (14)

     (8)(d)(iii) Form of Amendment Four to Participation Agreement by and among
                 American General Life Insurance Company, Dreyfus Variable
                 Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.
                 and Dreyfus Life and Annuity Index Fund, Inc. (3)

     (8)(e)(i)   Form of Participation Agreement Among MFS Variable Insurance
                 Trust, American General Life Insurance Company and Massachusetts
                 Financial Services Company. (10)

     (8)(e)(ii)  Form of Amendment Five to Participation Agreement by and among
                 MFS Variable Insurance Trust, American General Life Insurance
                 Company and Massachusetts Financial Services Company. (8)

     (8)(e)(iii) Form of Amendment Six to Participation Agreement by and among
                 MFS Variable Insurance Trust, American General Life Insurance
                 Company and Massachusetts Financial Services Company. (27)

     (8)(e)(iv)  Form of Amendment Nine to Participation Agreement by and among
                 MFS Variable Insurance Trust, American General Life Insurance
                 Company and Massachusetts Financial Services Company. (3)

     (8)(f)(i)   Participation Agreement by and among Morgan Stanley Universal
                 Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson
                 & Sherrerd LLP., Van Kampen American Capital Distributors, Inc.,
                 American General Life Insurance Company and American General
                 Securities Incorporated. (15)

     (8)(f)(ii)  Amendment Number 1 to Participation Agreement by and among
                 Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset
                 Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen
                 American Capital Distributors, Inc., American General Life Insurance
                 Company and American General Securities Incorporated. (17)

     (8)(f)(iii) Form of Amendment Seven to Participation Agreement among Morgan
                 Stanley Universal Funds, Inc., Van Kampen American Capital
                 Distributors, Inc., Morgan Stanley Asset Management Inc., Miller
                 Anderson & Sherrerd LLP, American General Life Insurance
                 Company and American General Securities Incorporated. (22)

     (8)(f)(iv)  Form of Amendment Eight to Participation Agreement among Morgan
                 Stanley Universal Funds, Inc., Van Kampen American Capital
                 Distributors, Inc., Morgan Stanley Asset Management Inc., Miller
                 Anderson & Sherrerd LLP, American General Life Insurance
                 Company and American General Distributors, Inc. (27)

     (8)(f)(v)   Form of Amendment Ten to Participation Agreement among Morgan
                 Stanley Universal Funds, Inc., Van Kampen American Capital
                 Distributors, Inc., Morgan Stanley Asset Management Inc., Miller
                 Anderson & Sherrerd LLP, American General Life Insurance
                 Company and American General Distributors, Inc. (29)

     (8)(f)(vi)  Form of Amendment Eleven to Participation Agreement among
                 Morgan Stanley Universal Funds, Inc., Van Kampen American Capital
                 Distributors, Inc., Morgan Stanley Asset Management Inc., Miller
                 Anderson & Sherrerd LLP, American General Life Insurance
                 Company and American General Distributors, Inc. (3)

     (8)(g)(i)   Form of Participation Agreement Among Putnam Variable Trust,
                 Putnam Mutual Funds Corp., and American General Life Insurance
                 Company. (10)

     (8)(g)(ii)  Form of Amendment Two to Participation Agreement Among Putnam
                 Variable Trust, Putnam Mutual Funds Corp., and American General
                 Life Insurance Company. (3)

     (8)(h)(i)   Amended and Restated Participation Agreement by and among
                 American General Life Insurance Company, American General
                 Securities Incorporated, Van Kampen American Capital Life
                 Investment Trust, Van Kampen American Capital Asset Management,
                 Inc., and Van Kampen American Capital Distributors, Inc. (15)

     (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American
                 General Securities Incorporated, Van Kampen American Capital Life
                 Investment Trust, Van Kampen American Capital Asset Management,
                 Inc., and Van Kampen American Capital Distributors, Inc. (14)

     (8)(h)(iii) Form of Amendment Six to Amended and Restated Participation
                 Agreement among Van Kampen Life Investment Trust, Van Kampen
                 Funds Inc., Van Kampen Asset Management, Inc., American General
                 Life Insurance Company and American General Securities
                 Incorporated. (22)

     (8)(h)(iv)  Form of Amendment Seven to Amended and Restated Participation
                 Agreement among Van Kampen Life Investment Trust, Van Kampen
                 Funds Inc., Van Kampen Asset Management, Inc., American General
                 Life Insurance Company and American General Securities
                 Incorporated. (27)

     (8)(h)(v)   Form of Amendment Nine to Amended and Restated Participation
                 Agreement among Van Kampen Life Investment Trust, Van Kampen
                 Funds Inc., Van Kampen Asset Management, Inc., American General
                 Life Insurance Company and American General Distributors, Inc. (29)

     (8)(h)(vi)  Form of Amendment Ten to Amended and Restated Participation
                 Agreement among Van Kampen Life Investment Trust, Van Kampen
                 Funds Inc., Van Kampen Asset Management, Inc., American General
                 Life Insurance Company and American General Distributors, Inc. (3)

     (8)(i)(i)   Form of Shareholder Services Agreement by and between American
                 General Life Insurance Company and American Century Investment
                 Management, Inc. (20)

     (8)(i)(ii) Form of Amendment One to Shareholder Services Agreement by and between American General Life Insurance Company and American
                 Century Investment Management, Inc. (7)

     (8)(i)(iii) Form of Amendment No. 2 to Shareholder Services Agreement by and
                 between American General Life Insurance Company and American
                 Century Investment Management, Inc. and American Century
                 Investment Services, Inc. (32)

     (8)(j)(i)   Sales Agreement by and between American General Life Insurance
                 Company, Neuberger & Berman Advisors Management Trust and
                 Neuberger & Berman Management Incorporated. (20)

     (8)(j)(ii) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American
                 General Life Insurance Company. (20)

     (8)(j)(iii) Form of Amendment to Sales Agreement by and between American
                 General Life Insurance Company, Neuberger & Berman Advisors
                 Management Trust and Neuberger & Berman Management
                 Incorporated. (3)

     (8)(k)(i)   Form of Fund Participation Agreement by and between American
                 General Life Insurance Company and Janus Aspen Series. (8)

     (8)(k)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen
                 Series. (27)

     (8)(k)(iii) Form of Amendment No. 3 to Fund Participation Agreement by and
                 between American General Life Insurance Company and Janus Aspen
                 Series. (3)

     (8)(l)(i)   Form of Participation Agreement by and between American General
                 Life Insurance Company and J.P. Morgan Series Trust II. (8)

     (8)(l)(ii)  Form of Amendment No. 1 to Participation Agreement by and between
                 American General Life Insurance Company and J.P. Morgan Series
                 Trust II. (31)

     (8)(m)      Form of Participation Agreement by and between American General
                 Life Insurance Company, PIMCO Variable Insurance Trust and
                 PIMCO Funds Distributor LLC. (8)

     (8)(n)(i)   Form of Participation Agreement by and between Vanguard Variable
                 Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing
                 Corporation and American General Life Insurance Company. (8)

     (8)(n)(ii) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc.,
                 Vanguard Marketing Corporation and American General Life
                 Insurance Company. (32)

     (8)(o)      Form of Participation Agreement by and between American General
                 Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset
                 Management, LLC and Credit Suisse Asset Management Securities,
                 Inc. (8)

     (8)(p)(i)   Form of Amended and Restated Participation Agreement by and
                 between Variable Insurance Products Fund II, Fidelity Distributors
                 Corporation and American General Life Insurance Company. (8)

     (8)(p)(ii)  Form of Amendment No. 1 to Amended and Restated Participation
                 Agreement by and between Variable Insurance Products Fund II,
                 Fidelity Distributors Corporation and American General Life Insurance
                 Company. (27)

     (8)(p)(iii) Form of Amendment No. 3 to Amended and Restated Participation
                 Agreement by and between Variable Insurance Products Fund II,
                 Fidelity Distributors Corporation and American General Life Insurance
                 Company. (31)

     (8)(p)(iv)  Form of Amendment No. 4 to Amended and Restated Participation
                 Agreement by and between Variable Insurance Products Fund II,
                 Fidelity Distributors Corporation and American General Life Insurance
                 Company. (3)

      (8)(q)     Form of Administrative Services Agreement between American
                 General Life Insurance Company and fund distributor. (6)

      (8)(r)(i)  Form of Administrative Services Agreement between American
                 General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (19)

      (8)(r)(ii) Form of Amendment One to Administrative Services Agreement
                 between American General Life Insurance Company, Miller Anderson
                 & Sherrard LLP and Morgan Stanley Dean Witter Investment
                 Management Inc. (3)

      (8)(s)(i)  Form of Administrative Services Agreement between Van Kampen
                 Asset Management Inc. and American General Life Insurance
                 Company dated January 1, 2000 (24)

      (8)(s)(ii) Form of Amendment Three to Administrative Services Agreement
                 between Van Kampen Asset Management Inc. and American General
                 Life Insurance Company dated January 1, 2000. (3)

      (8)(t) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M
                 Advisors, Inc. (32)

      (8)(u)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus
                 Corporation. (13)

      (8)(u)(ii) Amendment to Administrative Services Agreement dated as of August
                 11, 1998, between American General Life Insurance Company and The
                 Dreyfus Corporation effective as of December 1, 1998. (13)

      (8)(v)     Form of Administrative Services Agreement by and between American
                 General Life Insurance Company and JPMorgan Chase Bank, effective
                 May 1, 2003. (31)

      (8)(w)     Form of Administrative Services Agreement by and between American
                 General Life Insurance Company and Credit Suisse Asset
                 Management, LLC. (8)

      (8)(x)(i)  Form of Administrative Services Agreement by and between American
                 General Life Insurance Company and Neuberger & Berman
                 Management Incorporated. (20)

     (8)(x)(ii) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger &
                  Berman Management Incorporated. (3)

     (8)(y)(i)    Form of Amended and Restated Participation Agreement by and
                  among American General Life Insurance Company, American General
                  Equity Services Corporation, Franklin Templeton Variable Insurance
                  Products Trust and Franklin Templeton Distributors, Inc., dated as of
                  October 1, 2002. (26)

     (8)(y)(ii)   Form of Amendment No. 3 to Amended and Restated Participation
                  Agreement by and among American General Life Insurance Company,
                  American General Equity Services Corporation, Franklin Templeton
                  Variable Insurance Products Trust and Franklin Templeton
                  Distributors, Inc., dated as of March 31, 2006. (21)

     (8)(z)(i)    Form of Administrative Services Agreement by and among American
                  General Life Insurance Company and Franklin Templeton Services,
                  Inc., dated as of July 1, 1999. (18)

     (8)(z)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin
                  Templeton Services, LLC, effective November 1, 2001. (25)

     (8)(z)(iii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin
                  Templeton Services, LLC, effective May 1, 2003. (31)

     (8)(z)(iv) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin
                  Templeton Services, LLC. (3)

     (8)(aa)(i) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors
                  Corporation and American General Life Insurance Company. (8)

     (8)(aa)(ii)  Form of Amendment No. 1 to Amended and Restated Participation
                  Agreement by and between Variable Insurance Products Fund, Fidelity
                  Distributors Corporation and American General Life Insurance
                  Company. (27)

     (8)(aa)(iii) Form of Amendment No. 3 to Amended and Restated Participation
                  Agreement by and between Variable Insurance Products Fund, Fidelity
                  Distributors Corporation and American General Life Insurance
                  Company. (31)

  (8)(aa)(iv)  Form of Amendment No. 4 to Amended and Restated Participation
               Agreement by and between Variable Insurance Products Fund, Fidelity
               Distributors Corporation and American General Life Insurance
               Company. (3)

  (8)(bb)      Form of Service Contract by and between Fidelity Distributors
               Corporation and American General Equity Services Corporation, effective October 1, 2002. (31)

  (8)(cc)      Form of Service Agreement by and between Fidelity Investments
               Institutional Operations Company, Inc. and American General Life
               Insurance Company. (8)

  (8)(dd)      Form of Distribution and Shareholder Services Agreement by and
               between Janus Distributors, Inc. and American General Life Insurance
               Company. (8)

  (8)(ee) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO
               Variable Insurance Trust. (8)

  (8)(ff)(i)   Form of Participation Agreement by and among American General
               Life Insurance Company and SunAmerica Series Trust. (23)

  (8)(ff)(ii)  Form of Addendum to Fund Participation Agreement For Class A
               Shares by and between SunAmerica Series Trust and American
               General Life Insurance Company. (32)

  (8)(ff)(iii) Form of Amendment to Participation Agreement by and among
               American General Life Insurance Company and SunAmerica Series
               Trust, dated July 2, 2003. (3)

  (8)(gg)(i)   Form of Administrative Services Agreement by and among American
               General Life Insurance Company and SunAmerica Asset Management
               Corp. (23)

  (8)(gg)(ii) Form of Amendment One to Administrative Services Agreement by and among American General Life Insurance Company and
               SunAmerica Asset Management Corp. (3)

  (8)(hh)(i)  Form of Participation Agreement by and among The Alger American
              Fund, American General Life Insurance Company and Fred Alger &
              Company, Incorporated. (31)

  (8)(hh)(ii) Form of Amendment One to Participation Agreement by and among
              The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (3)

  (8)(ii)     Form of Services Agreement Class O between Fred Alger
              Management, Inc. and American General Life Insurance Company.
              (31)

  (8)(jj)(i)  Form of Participation Agreement by and among American General
              Life Insurance Company, Oppenheimer Variable Account Funds and
              OppenheimerFunds, Inc. (24)

  (8)(jj)(ii) Form of Amendment No. 1 to Participation Agreement by and among
              American General Life Insurance Company, Oppenheimer Variable
              Account Funds and OppenheimerFunds, Inc. (28)

  (8)(kk)(i)  Form of Administrative Services Agreement by and among American
              General Life Insurance Company and OppenheimerFunds, Inc. (24)

  (8)(kk)(ii) Form of Amendment No. 1 to Administrative Services Agreement by
              and among American General Life Insurance Company and
              OppenheimerFunds, Inc. (28)

  (8)(ll)(i)  Form of Participation Agreement by and between Variable Insurance
              Products Fund III, Fidelity Distributors Corporation and American
              General Life Insurance Company. (31)

  (8)(ll)(ii) Form of Amendment One to Participation Agreement by and between
              Variable Insurance Products Fund III, Fidelity Distributors Corporation
              and American General Life Insurance Company. (3)

  (8)(mm)(i) Form of Marketing and Administrative Services Support Agreement by and between Putnam Retail Management Limited Partnership and
              American General Life Insurance Company. (21)

  (8)(nn)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (2)

     (8)(nn)(ii)  Form of Addendum No. 1 to Service and Expense Agreement dated
                  February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life
                  Insurance Company, dated May 21, 1975. (2)

     (8)(nn)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated
                  February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life
                  Insurance Company, dated September 23, 1975. (2)

     (8)(nn)(iv)  Form of Addendum No. 24 to Service and Expense Agreement dated
                  February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life
                  Insurance Company, dated December 30, 1998. (2)

     (8)(nn)(v)   Form of Addendum No. 28 to Service and Expense Agreement dated
                  February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life
                  Insurance Company and American General Life Companies, effective
                  January 1, 2002. (2)

     (8)(nn)(vi)  Form of Addendum No. 30 to Service and Expense Agreement dated
                  February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life
                  Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (2)

     (8)(nn)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated
                  February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life
                  Insurance Company, American General Life Companies, LLC and
                  American General Equity Services Corporation, effective May 1, 2004.
                  (32)

     (8)(oo)(i)   Form of Indemnification Letter Agreement by and between J.P.
                  Morgan Investment Management Inc. and American General Life
                  Insurance Company. (32)

     (8)(pp)(i)   General Guarantee Agreement from American Home Assurance
                  Company on behalf of American General Life Insurance Company.
                  (34)

     (9)(a)       Opinion and Consent of Lauren W. Jones, Esq., Deputy General
                  Counsel of American General Life Companies, LLC. (3)

     (9)(b)       Opinion and Consent of Sullivan & Cromwell LLP, Counsel to
                  American Home Assurance Company. (35)

       (10)    Consent of Independent Registered Public Accounting Firm,
               PricewaterhouseCoopers, LLP. (Filed herewith)

       (11)    Not applicable.

       (12)    Not applicable.

       (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American Home Assurance Company. (36)

--------

(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D on December 17, 2003.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(6) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on October 16, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(9) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(10)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(11)Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(12)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(13)Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(14)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(15)Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(16)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(17)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(18)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(19)Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(20)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(21)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.

(22)Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(23)Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(24)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(25)Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(26)Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(27)Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(28)Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 31, 2006.

(29)Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(30)Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(31)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(32)Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(33)Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 2, 2005.

(34)Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(35)Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on October 21, 2005.

(36)Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on March 31, 2006.

Item 25. Directors and Officers of the Depositor

Name and Principal      Positions and Offices with Depositor
 Business Address       American General Life Insurance Company
------------------      -----------------------------------------------

Rodney O. Martin, Jr.   Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Name and Principal         Positions and Offices with Depositor
 Business Address          American General Life Insurance Company
------------------         --------------------------------------------------

M. Bernard Aidinoff        Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz             Director and Chairman-Global High Net Worth,
830 Third Avenue           Corporate Markets & Domestic Institutional Profit
New York, NY 10022         Center
                           and Chief Executive Officer-Global High Net
                           Worth, Corporate Markets & Domestic Institutional
                           Profit Center

Mary Jane Fortin           Director, Chief Financial Officer and
2929 Allen Parkway         Executive Vice President
Houston, TX 77019

David L. Herzog            Director
70 Pine Street
New York, NY 10270

Richard A. Hollar          Director, Chairman-Independent Distribution Profit
750 West Virginia Street   Center, President-AIG Life Brokerage Profit Center
Milwaukee, WI 53204        and Chief Executive Officer-Independent
                           Distribution Profit Center

Royce G. Imhoff, II        Director, President-Independent Distribution and
2929 Allen Parkway         Affluent Profit Center
Houston, TX 77019

Gary D. Reddick            Director, Executive Vice President and
2929 Allen Parkway         Chief Administrative Officer
Houston, TX 77019

Christopher J. Swift       Director
2929 Allen Parkway
Houston, TX 77019

James W. Weakley           Director, President-Group Benefits & Financial
2929 Allen Parkway         Institutions and Chief Executive Officer-Group
Houston, TX 77019          Benefits & Financial Institutions

Name and Principal         Positions and Offices with Depositor
 Business Address          American General Life Insurance Company
------------------         ------------------------------------------------

Matthew Winter             Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Thomas L. Booker           President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner      President-AIG Life Brokerage Profit Center
750 West Virginia Street
Milwaukee, WI 53204

James P. Steele            President-Structured Settlements and Senior Vice
205 E. 10th Street         President
Amarillo, TX 79101

David R. Armstrong         Executive Vice President-Group Benefit &
3600 Route 66              Financial Institutions
Neptune, NJ 07754

Rebecca G. Campbell        Executive Vice President-Human Resources
2929 Allen Parkway
Houston, TX 77019

Dan E. Trudan              Executive Vice President-Operations, Independent
750 West Virginia St.      Distribution Profit Center
Milwaukee, WI 53204

Steven D. Anderson         Chief Financial Officer-Independent Distribution
2727 Allen Parkway         Profit Center and Senior Vice President-
Houston, TX 77019          Independent Distribution Profit Center

Stephen A. Appleyard       Senior Vice President-Accident & Health
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal       Positions and Offices with Depositor
 Business Address        American General Life Insurance Company
------------------       ------------------------------------------------

Wayne A. Barnard         Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein      Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson       Senior Vice President and Chief Information
2727 Allen Parkway       Officer
Houston, TX 77019

James A. Galli           Senior Vice President and Chief Business
830 Third Avenue         Development Officer
New York, NY 10022

Robert M. Goldbloom      Senior Vice President-Terminal Funding Annuities
80 Pine Street
New York, NY 10005

William F. Guterding     Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.   Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings         Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson        Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal     Positions and Offices with Depositor
 Business Address      American General Life Insurance Company
------------------     ---------------------------------------

Glen D. Keller         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major          Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland   Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Mark R. McGuire        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo       Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Harry R. Miller        Senior Vice President
2727 Allen Parkway
Houston, TX 77019

John W. Penko          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Dennis H. Roberts      Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Robert E. Steele       Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Name and Principal      Positions and Offices with Depositor
 Business Address       American General Life Insurance Company
------------------      -------------------------------------------

Frederic R. Yopps       Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman     Senior Vice President and Medical Director-
2727 Allen Parkway      Houston
Houston, TX 77019

Edward F. Bacon         Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel          Vice President
2727 Allen Parkway
Houston, TX 77019

Paul Bell, III          Vice President and Medical Director
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen       Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura J. Borowski       Vice President
750 West Virginia St.
Milwaukee, WI 53204

James B. Brown          Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield    Vice President
3600 Route 66
Neptune, NJ 07754

Name and Principal         Positions and Offices with Depositor
 Business Address          American General Life Insurance Company
------------------         ---------------------------------------------

Michael Candy              Vice President
2929 Allen Parkway
Houston, TX 77019

Robert W. Chesner          Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey        Vice President and Medical Director-Milwaukee
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs             Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi           Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack         Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs            Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield     Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan         Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi        Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
------------------          ---------------------------------------

John T. Fieler              Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Patrick S. Froze            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel               Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.   Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer        Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger       Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer              Vice President
1 Chase Manhattan Plaza
New York, NY 10005

John Harmeling              Vice President
2929 Allen Parkway
Houston, Texas 77019

Name and Principal      Positions and Offices with Depositor
 Business Address       American General Life Insurance Company
------------------      ---------------------------------------

Craig H. Harrel         Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington     Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris          Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison        Vice President
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty           Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig          Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard       Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble         Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby          Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson       Vice President
205 E. 10th Street
Amarillo, TX 79101

Name and Principal         Positions and Offices with Depositor
 Business Address          American General Life Insurance Company
------------------         --------------------------------------------------

David S. Jorgensen         Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy         Vice President
750 West Virginia Street
Milwaukee, WI 53204

Michael J. Krugel          Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman           Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Charles L. Levy            Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley              Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers            Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett       Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask              Vice President, Real Estate Investment Officer and
2727 Allen Parkway         Assistant Secretary
Houston, TX 77019

Name and Principal         Positions and Offices with Depositor
 Business Address          American General Life Insurance Company
------------------         ---------------------------------------------

Gordon S. Massie           Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall           Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael         Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio              Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller           Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral              Vice President-Product Design and Development
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy          Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli            Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal          Positions and Offices with Depositor
 Business Address           American General Life Insurance Company
------------------          --------------------------------------------------

Carl T. Nichols             Vice President and Medical Director-Amarillo
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson          Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.        Vice President, Real Estate Investment Officer and
2929 Allen Parkway          Assistant Secretary
Houston, TX 77019

Lori J. Payne               Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen         Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival           Vice President and Medical Director-Houston
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel            Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins               Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.      Vice President
2929 Allen Parkway
Houston, TX 77019

Name and Principal         Positions and Offices with Depositor
 Business Address          American General Life Insurance Company
------------------         -------------------------------------------

John Rugel                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Dale W. Sachtleben         Vice President
#1 Franklin Square
Springfield, IL 62713

Kristin Sather             Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott           Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Tom L. Scott               Vice President and General Auditor
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires             Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton        Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba          Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale               Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss         Vice President
#1 Franklin Square
Springfield, IL 62713

Name and Principal   Positions and Offices with Depositor
 Business Address    American General Life Insurance Company
------------------   ---------------------------------------

Cynthia P. Wieties   Vice President
2727 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck    Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                                            Percentage
                                                                                            of Voting
                                                                                            Securities
                                                                           Jurisdiction of Owned by its
                                                                            Incorporation   Immediate
                                                                           or Organization Parent/(2)/
                                                                           --------------- ------------
American International Group, Inc./(1)/...................................     Delaware          /(3)/
   AIG Aviation, Inc......................................................      Georgia            100
   AIG Bulgaria Insurance and Reinsurance Company EAD.....................     Bulgaria            100
   AIG Capital Corporation................................................     Delaware            100
       AIG Consumer Finance Group, Inc....................................     Delaware            100
          AIG Bank Polska S.A.............................................       Poland          99.92
          AIG Credit S.A..................................................       Poland            100
          Compania Financiera Argentina S.A...............................    Argentina            100
       AIG Equipment Finance Holdings, Inc................................     Delaware            100
          AIG Commercial Equipment Finance, Inc...........................     Delaware            100
              AIG Commercial Equipment Finance Company, Canada............       Canada            100
       AIG Finance Holdings, Inc..........................................     New York            100
          AIG Finance (Hong Kong) Limited.................................    Hong Kong            100
       AIG Global Asset Management Holdings Corp..........................     Delaware            100
          AIG Asset Management Services, Inc..............................     Delaware            100

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
              Brazos Capital Management, L.P....................................       Delaware        92
          AIG Capital Partners, Inc.............................................       Delaware       100
          AIG Equity Sales Corp.................................................       New York       100
          AIG Global Investment Corp............................................     New Jersey       100
          AIG Global Securities Lending Corp....................................       Delaware       100
       International Lease Finance Corporation..................................     California     67.23/(4)/
       AIG Global Real Estate Investment Corp...................................       Delaware       100
   AIG Credit Corp..............................................................       Delaware       100
       A.I. Credit Consumer discount Corp.......................................   Pennsylvania       100
       A.I. Credit Corp.........................................................  New Hampshire       100
       AICCO, Inc...............................................................       Delaware       100
       AICCO, Inc...............................................................     California       100
       AIG Credit Corp. of Canada...............................................         Canada       100
       Imperial Premium Funding Inc.............................................       Delaware       100
   AIG Egypt Insurance Company, S.A.E...........................................          Egypt     89.98
   AIG Federal Savings Bank.....................................................         U.S.A.       100
   AIG Financial Advisor Services, Inc..........................................       Delaware       100
       AIG Financial Advisor Services (Europe), S.A.............................     Luxembourg       100
   AIG Financial Products Corp..................................................       Delaware       100
       AIG Matched Funding Corp.................................................       Delaware       100
       Banque AIG...............................................................         France        90/(5)/
   AIG Funding, Inc.............................................................       Delaware       100
   AIG Global Trade & Political Risk Insurance Company..........................     New Jersey       100
   A.I.G. Golden Insurance Ltd..................................................         Israel     50.01
   AIG Life Holdings (International) LLC........................................       Delaware       100
       American International Reinsurance Company, Ltd..........................        Bermuda       100
          AIG Edison Life Insurance Company.....................................          Japan        90/(6)/
          American International Assurance Company, Limited.....................      Hong Kong       100
          American International Assurance Company (Australia) Limited..........      Australia       100
          American International Assurance Company (Bermuda) Limited............        Bermuda       100
              American International Assurance Co. (Vietnam) Limited............        Vietnam       100
              Tata AIG Life Insurance Company Limited...........................          India        26
          Nan Shan Life Insurance Company, Ltd..................................         Taiwan        95
   AIG Life Insurance Company...................................................       Delaware        79/(7)/
   AIG Life Insurance Company of Puerto Rico....................................    Puerto Rico       100
   AIG Liquidity Corp...........................................................       Delaware       100
   AIG Marketing, Inc...........................................................       Delaware       100
   AIG Private Bank Ltd.........................................................    Switzerland       100
   AIG Retirement Services, Inc.................................................       Delaware       100/(8)/
       SunAmerica Life Insurance Company........................................        Arizona       100
          SunAmerica Investments, Inc...........................................        Georgia        70/(9)/
              AIG Advisor Group, Inc............................................       Maryland       100
                 Advantage Capital Corporation..................................       New York       100
                 FSC Securities Corporation.....................................       Delaware       100

                              SUBSIDIARIES OF AIG

                                                                                               Percentage
                                                                                               of Voting
                                                                                               Securities
                                                                              Jurisdiction of Owned by its
                                                                               Incorporation   Immediate
                                                                              or Organization Parent/(2)/
                                                                              --------------- ------------
                 Royal Alliance Associates, Inc..............................       Delaware       100
                 Sentra Securities Corporation...............................     California       100
                 Spelman & Co., Inc..........................................     California       100
                 SunAmerica Securities, Inc..................................       Delaware       100
              AIG SunAmerica Life Assurance Company..........................        Arizona       100/(10)/
                 AIG SunAmerica Asset Management Corp........................       Delaware       100
                     AIG SunAmerica Capital Services. Inc....................       Delaware       100
              First SunAmerica Life Insurance Company........................       New York       100
   AIG Risk Management, Inc..................................................       New York       100
   AIG Technologies, Inc.....................................................  New Hampshire       100
   AIGTI, Inc................................................................       Delaware       100
   AIG Trading Group Inc.....................................................       Delaware       100
       AIG International, Inc................................................       Delaware       100
   AIU Holdings, LLC.........................................................       Delaware       100
       AIG Central Europe & CIS Insurance Holdings Corporation...............       Delaware       100
          AIG Bulgaria Insurance and Reinsurance Company EAD.................       Bulgaria       100
          AIG Czech Republic pojistovna, as.................................. Czech Republic       100
          AIG Kazakhstan Insurance Company, S.A..............................      Kzakhstan     88.87
       AIU Africa Holdings, Inc..............................................       Delaware       100
          AIG Kenya Insurance Company, Limited...............................          Kenya       100
       AIG Memsa, Inc........................................................       Delaware       100
          AIG Iraq...........................................................       Delaware       100
          AIG Lebanon, S.A.L.................................................        Lebanon       100
          AIG Libya, Inc.....................................................       Delaware       100
          AIG Hayleys Investment Holdings (Private) Ltd......................      Sri Lanka        80
              Hayleys AIG Insurance Company, Ltd.............................      Sri Lanka       100
          AIG Sigorta A.S....................................................         Turkey       100
          Tata AIG General Insurance Company Limited.........................          India        26
   AIU Insurance Company.....................................................       New York        52/(11)/
   AIU North America, Inc....................................................       New York       100
   American General Corporation..............................................          Texas       100
       American General Bancassurance Services, Inc..........................       Illinois       100
       AGC Life Insurance Company............................................       Missouri       100
          AIG Life Holdings (Canada), ULC....................................         Canada       100
              AIG Assurance Canada...........................................         Canada       100
              AIG Life Insurance Company of Canada...........................         Canada       100
          AIG Life of Bermuda, Ltd...........................................        Bermuda       100
          American General Life and Accident Insurance Company...............      Tennessee       100
          American General Life Insurance Company............................          Texas       100
              American General Annuity Service Corporation...................          Texas       100
              AIG Enterprise Services, LLC...................................       Delaware       100
              American General Equity Services Corporation...................       Delaware       100
              American General Life Companies, LLC...........................       Delaware       100
              The Variable Annuity Life Insurance Company....................          Texas       100

                              SUBSIDIARIES OF AIG

                                                                                                    Percentage
                                                                                                    of Voting
                                                                                                    Securities
                                                                                   Jurisdiction of Owned by its
                                                                                    Incorporation   Immediate
                                                                                   or Organization Parent/(2)/
                                                                                   --------------- ------------
                 VALIC Retirement Services Company................................          Texas       100
                 VALIC Trust Company..............................................          Texas       100
          American General Property Insurance Company.............................      Tennessee     51.85/(12)/
              American General Property Insurance Company of Florida..............        Florida       100
          AIG Annuity Insurance Company...........................................          Texas       100
          The United States Life Insurance Company in the City of New York........       New York       100
       American General Finance, Inc..............................................        Indiana       100
          American General Auto Finance, Inc......................................       Delaware       100
          American General Finance Corporation....................................        Indiana       100
              MorEquity, Inc......................................................         Nevada       100
                 Wilmington Finance, Inc..........................................       Delaware       100
              Merit Life Insurance Co.............................................        Indiana       100
              Yosemite Insurance Company..........................................        Indiana       100
                 CommoLoCo, Inc...................................................    Puerto Rico       100
          American General Financial Services of Alabama, Inc.....................       Delaware       100
       American General Investment Management Corporation.........................       Delaware       100
       American General Realty Investment Corporation.............................          Texas       100
       American General Assurance Company.........................................       Illinois       100
          American General Indemnity Company......................................       Illinois       100
       Knickerbocker Corporation..................................................          Texas       100
   American Home Assurance Company................................................       New York       100
       AIG Domestic Claims, Inc...................................................       Delaware        50/(13)/
       AIG Hawaii Insurance Company, Inc..........................................         Hawaii       100
          American Pacific Insurance Company, Inc.................................         Hawaii       100
       American International Insurance Company...................................       New York       100
          American International Insurance Company of California, Inc.............     California       100
          American International Insurance Company of New Jersey..................     New Jersey       100
          Minnesota Insurance Company.............................................      Minnesota       100
       American International Realty Corp.........................................       Delaware      31.5/(14)/
       Pine Street Real Estate Holdings Corp......................................  New Hampshire     31.47/(14)/
       Transatlantic Holdings, Inc................................................       Delaware     33.41/(15)/
          Transatlantic Reinsurance Company.......................................       New York       100
              Putnam Reinsurance Company..........................................       New York       100
              Trans Re Zurich.....................................................    Switzerland       100
   American International Insurance Company of Delaware...........................       Delaware       100
   American International Life Assurance Company of New York......................       New York     77.52/(16)/
   American International Reinsurance Company, Ltd................................        Bermuda       100
   American International Underwriters Corporation................................       New York       100
   American International Underwriters Overseas, Ltd..............................        Bermuda       100
       AIG Europe (Ireland) Limited...............................................        Ireland       100
       AIG Europe (U.K.) Limited..................................................        England       100
       AIG Brasil Companhia de Seguros............................................         Brazil        50
       AIG General Insurance (Vietnam) Company Limited............................        Vietnam       100
       Universal Insurance Co., Ltd...............................................       Thailand       100

                              SUBSIDIARIES OF AIG

                                                                                                             Percentage
                                                                                                             of Voting
                                                                                                             Securities
                                                                                            Jurisdiction of Owned by its
                                                                                             Incorporation   Immediate
                                                                                            or Organization Parent/(2)/
                                                                                            --------------- ------------
       La Seguridad de Centroamerica, Compania de Seguros S.A..............................     Guatemala        100
       La Meridional Compania Argentina de Seguros.........................................     Argentina        100
       American International Insurance Company of Puerto Rico.............................   Puerto Rico        100
       A.I.G. Colombia Seguros Generales S.A...............................................      Colombia        100
       American International Underwriters GmBH............................................       Germany        100
       Richmond Insurance Company Limited..................................................       Bermuda        100
       Underwriters Adjustment Company, Inc................................................        Panama        100
   American Life Insurance Company.........................................................      Delaware        100
       AIG Life (Bulgaria) Z.D. A.D........................................................      Bulgaria        100
       ALICO, S.A..........................................................................        France        100
       First American Polish Life Insurance and Reinsurance Company, S.A...................        Poland        100
       Inversiones Interamericana S.A. (Chile).............................................         Chile        100
       Pharaonic American Life Insurance Company...........................................         Egypt      71.63
       Unibanco AIG Seguros S.A............................................................        Brazil      47.81/(17)/
   AIG Life Insurance Company (Switzerland) Ltd............................................   Switzerland        100
   American Security Life Insurance Company, Ltd...........................................  Lichtenstein        100
   Birmingham Fire Insurance Company of Pennsylvania.......................................  Pennsylvania        100
   China America Insurance Company, Ltd....................................................      Delaware         50
   Commerce and Industry Insurance Company.................................................      New York        100
   Commerce and Industry Insurance Company of Canada.......................................       Ontario        100
   Delaware American Life Insurance Company................................................      Delaware        100
   Hawaii Insurance Consultants, Ltd.......................................................        Hawaii        100
   HSB Group, Inc..........................................................................      Delaware        100
       The Hartford Steam Boiler Inspection and Insurance Company..........................   Connecticut        100
          The Hartford Steam Boiler Inspection and Insurance Company of Connecticut........   Connecticut        100
          HSB Engineering Insurance Limited................................................       England        100
              The Boiler Inspection and Insurance Company of Canada........................        Canada        100
   The Insurance Company of the State of Pennsylvania......................................  Pennsylvania        100
   Landmark Insurance Company..............................................................    California        100
   Mt. Mansfield Company, Inc..............................................................       Vermont        100
   National Union Fire Insurance Company of Pittsburgh, Pa.................................  Pennsylvania        100
       American International Specialty Lines Insurance Company............................        Alaska         70/(18)/
       Lexington Insurance Company.........................................................      Delaware         70/(18)/
          AIG Centennial Insurance Company.................................................  Pennsylvania        100
              AIG Premier Insurance Company................................................  Pennsylvania        100
                 AIG Indemnity Insurance Company...........................................  Pennsylvania        100
              AIG Preferred Insurance Company..............................................  Pennsylvania        100
              AIG Auto Insurance Company of New Jersey.....................................    New Jersey        100
          JI Accident & Fire Insurance Co. Ltd.............................................         Japan         50
       National Union Fire Insurance Company of Louisiana..................................     Louisiana        100
       National Union Fire Insurance Company of Vermont....................................       Vermont        100
       21st Century Insurance Group........................................................    California      33.03/(19)/
          21st Century Insurance Company...................................................    California        100
          21st Century Casualty Company....................................................    California        100

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
          21st Century Insurance Company of the Southwest.......................          Texas        100
       Starr Excess Liability Insurance Company, Ltd............................       Delaware        100
          Starr Excess Liability Insurance International Ltd....................        Ireland        100
   NHIG Holding Corp............................................................       Delaware        100
       Audubon Insurance Company................................................      Louisiana        100
          Audubon Indemnity Company.............................................    Mississippi        100
          Agency Management Corporation.........................................      Louisiana        100
              The Gulf Agency, Inc..............................................        Alabama        100
       New Hampshire Insurance Company..........................................   Pennsylvania        100
          AIG Europe, S.A.......................................................         France     70.48 /(20)/
          AI Network Corporation................................................       Delaware        100
          American International Pacific Insurance Company......................       Colorado        100
          American International South Insurance Company........................   Pennsylvania        100
          Granite State Insurance Company.......................................   Pennsylvania        100
          New Hampshire Indemnity Company, Inc..................................   Pennsylvania        100
              AIG National Insurance Company, Inc...............................       New York        100
          Illinois National Insurance Co........................................       Illinois        100
          New Hampshire Insurance Services, Inc.................................  New Hampshire        100
       AIG Star Life Insurance Co., Ltd.........................................          Japan        100
   The Philippine American Life and General Insurance Company...................    Philippines      99.78
       Pacific Union Assurance Company..........................................     California        100
       Philam Equitable Life Assurance Company, Inc.............................    Philippines      95.31
       Philam Insurance Company, Inc............................................    Philippines        100
   Risk Specialist Companies, Inc...............................................       Delaware        100
   United Guaranty Corporation.................................................. North Carolina     36.3l /(21)/
       A.I.G. Mortgage Holdings Israel, Ltd.....................................         Israel      82.12
          E.M.I.-Ezer Mortgage Insurance Company, Limited.......................         Israel        100
       AIG United Guaranty Agenzia DI Assicurazione S.R.L.......................          Italy        100
       AIG United Guraranty Insurance (Asia) Limited............................      Hong Kong        100
       AIG United Guaranty Re, Ltd..............................................        Ireland        100
       United Guaranty Insurance Company........................................ North Carolina        100
       United Guaranty Mortgage Insurance Company............................... North Carolina        100
       United Guaranty Mortgage Insurance Company of North Carolina............. North Carolina        100
       United Guaranty Partners Insurance Company...............................        Vermont         80
       United Guaranty Residential Insurance Company of North Carolina.......... North Carolina        100
       United Guaranty Residential Insurance Company............................ North Carolina     75.03 /(22)/
          United Guaranty Commercial Insurance Company of North Carolina........ North Carolina        100
          United Guaranty Mortgage Indemnity Company............................ North Carolina        100
          United Guaranty Credit Insurance Company.............................. North Carolina        100
       United Guaranty Services, Inc............................................ North Carolina        100

--------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)    Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
       2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)    Also owned 10 percent by AIG Matched Funding Corp.
(6)    Also owned 21 percent by Commerce and Industry Insurance Company.
(7)    Indirect wholly-owned subsidiary.
(8)    Formerly known as AIG SunAmerica Inc.
(9)    Also owned 30 percent by AIG Retirement Services, Inc.
(10)   Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13)   Also owned 50 percent by The Insurance Company of the State of
       Pennsylvania.
(14)   Also owned by 11 other AIG subsidiaries.
(15)   Also owned 25.95 percent by AIG.
(16)   Also owned 22.48 percent by American Home Assurance Company.
(17)   Also owned ten percent by a subsidiary of American Life Insurance
       Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21)   100 percent to be held with other AIG companies.
(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
       0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of April 3, 2006, there was one owner of contracts of the class covered by this registration statement, zero qualified contracts and one non-qualified contract.

Item 28. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American General Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which all offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal        Positions and Offices with Underwriter
 Business Address         American General Equity Services Corporation
------------------        --------------------------------------------

Rodney O. Martin, Jr.     Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire           Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Gary D. Reddick           Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II       President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington         Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Name and Principal     Positions and Offices with Underwriter
 Business Address      American General Equity Services Corporation
------------------     --------------------------------------------

Deanna D. Osmonson     Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway     Money Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires         Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck      Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker           Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones        Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson      Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming        Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore       Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                  Net Underwriting
Name of Principal Discounts and    Compensation on Brokerage
Underwriter       Commissions      Redemption      Commissions Compensation
----------------- ---------------- --------------- ----------- ------------
American General         0                0             0           0
Equity Services
Corporation

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 31. Management Services    Not Applicable.

Item 32. Undertakings

(a) Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b) Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee namPeriod to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American General Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account D of American General Life Insurance Company, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 28th day of April, 2006.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT D
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                            AND CONTROLLER

                                    AGL - 1

   As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                      Title                          Date
---------                      -----                          ----
RODNEY O. MARTIN, JR.          Director, Chairman,            April 28, 2006
-----------------------------  President and Chief
RODNEY O. MARTIN, JR.          Executive Officer

MARY JANE FORTIN               Director, Chief Financial      April 28, 2006
-----------------------------  Officer and Executive Vice
MARY JANE FORTIN               President

M. BERNARD AIDINOFF            Director                       April 28, 2006
-----------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                 Director                       April 28, 2006
-----------------------------
DAVID J. DIETZ

DAVID L. HERZOG                Director                       April 28, 2006
-----------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR              Director                       April 28, 2006
-----------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II             Director                       April 28, 2006
-----------------------------
ROYCE G. IMHOFF II

                                     AGL-2

Signature                      Title                          Date
---------                      -----                          ----

GARY D. REDDICK                Director                       April 28, 2006
-----------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT           Director                       April 28, 2006
-----------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY               Director                       April 28, 2006
-----------------------------
JAMES W. WEAKLEY

                                    AGL - 3

                                                                     333-109206
                                                                      811-02441

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2006.

                                                 AMERICAN HOME ASSURANCE COMPANY

                                             BY: ROBERT S. SCHIMEK
                                                 -------------------------------
                                                 ROBERT S. SCHIMEK
                                                 SENIOR VICE PRESIDENT
                                                   AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                      Title                          Date
---------                      -----                          ----
*M. BERNARD AIDINOFF           Director                       April 28, 2006
-----------------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER           Director                       April 28, 2006
-----------------------------
STEVEN J. BENSINGER

*JOHN Q. DOYLE                 Director and President         April 28, 2006
-----------------------------
JOHN Q. DOYLE

*JEFFREY L. HAYMAN             Director                       April 28, 2006
-----------------------------
JEFFREY L. HAYMAN

*DAVID L. HERZOG               Director                       April 28, 2006
-----------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS               Director                       April 28, 2006
-----------------------------
ROBERT E. LEWIS

*KRISTIAN P. MOOR              Director and Chairman          April 28, 2006
-----------------------------
KRISTIAN P. MOOR

*WIN J. NEUGER                 Director                       April 28, 2006
-----------------------------
WIN J. NEUGER

*ROBERT M. SANDLER             Director                       April 28, 2006
-----------------------------
ROBERT M. SANDLER

Signature                      Title                          Date
---------                      -----                          ----

*ROBERT S. SCHIMEK             Director, Senior Vice          April 28, 2006
-----------------------------  President and Treasurer
ROBERT S. SCHIMEK

*NICHOLAS S. TYLER             Director                       April 28, 2006
-----------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH             Director                       April 28, 2006
-----------------------------
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      ----------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit (13)(a) to the Registration Statement)

                                 EXHIBIT INDEX

Item 24. Exhibits


     (5)(b) Form of Single Premium Immediate Variable Annuity Application Supplement
            for Variable Contracts, Form No. AGLC100819-2003 Rev 0406.

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity,
            Form No. AGLC101315 Rev 0506.

     (10)   Consent of Independent Registered Public Accounting Firm,
            PricewaterhouseCoopers LLP.

                                      E-1